ANNUAL REPORT

MAY 31, 1999

RETAIL FUNDS

[Logo] NORWEST
       ADVANTAGE FUNDS-R-


INCOME FUNDS
Stable Income Fund
Intermediate Government Income Fund
Income Fund
Total Return Bond Fund


TAX-FREE INCOME FUNDS
Tax-Free Income Fund
Colorado Tax-Free Fund
Minnesota Tax-Free Fund


EQUITY FUNDS
Growth Balanced Fund
Income Equity Fund
ValuGrowth-SM- Stock Fund
Diversified Equity Fund
Growth Equity Fund
Large Company Growth Fund
Diversified Small Cap Fund
Small Company Stock Fund
Small Cap Opportunities Fund
International Fund


Not FDIC Insured. -- No bank guarantee. -- May lose value.

 TABLE OF CONTENTS                                                  MAY 31, 1999

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----

MESSAGE TO OUR SHAREHOLDERS...............................................    1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA..........................    2
         Stable Income Fund...............................................    2
         Intermediate Government Income Fund..............................    3
         Income Fund......................................................    4
         Total Return Bond Fund...........................................    5
         Tax-Free Income Fund.............................................    6
         Colorado Tax-Free Fund...........................................    7
         Minnesota Tax-Free Fund..........................................    8
         Growth Balanced Fund.............................................    9
         Income Equity Fund...............................................   10
         ValuGrowth Stock Fund............................................   11
         Diversified Equity Fund..........................................   12
         Growth Equity Fund...............................................   13
         Large Company Growth Fund........................................   14
         Diversified Small Cap Fund.......................................   15
         Small Company Stock Fund.........................................   16
         Small Cap Opportunities Fund.....................................   17
         International Fund...............................................   18

                            NORWEST ADVANTAGE FUNDS
Independent Auditors' Report..............................................   19
Statements of Assets and Liabilities......................................   20
Statements of Operations..................................................   24
Statements of Changes in Net Assets.......................................   28
Financial Highlights......................................................   36
Notes to Financial Highlights.............................................   48
Notes to Financial Statements.............................................   49
Supplementary Information (Unaudited).....................................   54
Schedules of Investments..................................................   55
         Stable Income Fund...............................................   55
         Intermediate Government Income Fund..............................   55
         Income Fund......................................................   55
         Total Return Bond Fund...........................................   57
         Tax-Free Income Fund.............................................   57
         Colorado Tax-Free Fund...........................................   60
         Minnesota Tax-Free Fund..........................................   62
         Growth Balanced Fund.............................................   65
         Income Equity Fund...............................................   65
         ValuGrowth Stock Fund............................................   66
         Diversified Equity Fund..........................................   67
         Growth Equity Fund...............................................   67
         Large Company Growth Fund........................................   67
         Diversified Small Cap Fund.......................................   67
         Small Company Stock Fund.........................................   67
         Small Cap Opportunities Fund.....................................   67
         International Fund...............................................   67
         Notes to Schedules of Investments................................   68

                             CORE TRUST (DELAWARE)
Independent Auditors' Report..............................................   73
Statements of Assets and Liabilities......................................   74
Statements of Operations..................................................   76
Statements of Changes in Net Assets.......................................   78

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
 TABLE OF CONTENTS (CONCLUDED)                                      MAY 31, 1999

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
                       CORE TRUST (DELAWARE) (CONTINUED)
Financial Highlights......................................................   80
Notes to Financial Statements.............................................   81
Schedules of Investments..................................................   86
         Stable Income Portfolio..........................................   86
         Managed Fixed Income Portfolio...................................   88
         Positive Return Bond Portfolio...................................   90
         Strategic Value Bond Portfolio...................................   90
         Index Portfolio..................................................   92
         Income Equity Portfolio..........................................   98
         Disciplined Growth Portfolio.....................................   99
         Large Company Growth Portfolio...................................  100
         Small Cap Index Portfolio........................................  101
         Small Company Stock Portfolio....................................  109
         Small Cap Value Portfolio........................................  112
         Small Company Value Portfolio....................................  113
         Small Company Growth Portfolio...................................  115
         International Portfolio..........................................  117
         International Equity Portfolio...................................  119
         Notes to Schedules of Investments................................  121

                             SCHRODER CAPITAL FUNDS
Report of Independent Accountants.........................................  124
Statements of Assets and Liabilities......................................  125
Statements of Operations..................................................  126
Statements of Changes in Net Assets.......................................  127
Financial Highlights......................................................  128
Notes to Financial Statements.............................................  129
Schedules of Investments..................................................  132
         Schroder U.S. Smaller Companies Portfolio........................  132
         Schroder Global Growth Portfolio.................................  133
         Schroder EM Core Portfolio.......................................  135

                                                                 [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                        July 16, 1999
           Dear Valued Shareholders:
               We are pleased to present the 1999 Annual Report for Norwest Advantage Funds for the fiscal year ended May 31, 1999. This report includes seventeen of our thirty-nine mutual funds, with our money market funds and three Norwest WealthBuilder II Portfolios reported separately.
               A period of relative calm returned to global markets due to Asia's improving economic condition. After a brief scare late last summer, U.S. financial markets shook off any threats to domestic prosperity, with the Dow Jones Industrial Average (DJIA) climbing 3,000 points from October through April to peak at a record high 11,000. Thanks to the combination of low unemployment, low inflation and strong consumer spending, the nation's "Goldilock's" economy seemed just right--at least until May.
               Recent events in the U.S. economy may signal a turning point for domestic and international markets. Fear of interest rate increases threw the DJIA into a spin during May, and triggered a sell-off in the bond market that sent yields on 30-Year Treasury bonds to the highest levels in a year. We believe that bond yields--which move inversely to bond prices--will not peak until the Fed raises rates high enough to produce a meaningful economic slowdown.
               Although higher interest rates will help cool the nation's strong economic growth, economies from Asia to Latin America are concerned about the prospect of a tightening U.S. monetary policy. Higher interest rates translate into higher bond yields, raising the debt service burden throughout emerging markets. So while the health of the world's economies remains questionable, signs of optimism are emerging.
               Whatever the market conditions, we recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. We appreciate your business and strive to deliver personalized service along with an array of investment options to help you achieve your financial goals. If you have any questions or need information, please contact us at
           1-(800) 338-1348 or (612) 667-8833, option 2.
               Again, thank you for choosing Norwest Advantage Funds.
                                       Sincerely,
                                       /s/ John Y. Keffer
                                       John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 STABLE INCOME FUND

The Fund outperformed the Lipper Short Investment Grade Debt Funds Category for the fiscal year ended May 31, 1999, with a return of 4.74% versus 4.35%. Fund performance slightly lagged the return on the Merrill Lynch One-Year Treasury Bill Index of 5.21% and the Lipper Ultra Short Average return of 4.87%.

Interest rates were extremely volatile over the past 12 months. From perceived global deflation to rampant economic growth, the bond market experienced several twists of fate during the period. In fact, the dramatic changes in interest rates aided fund performance as we do not rely on predicting the direction of interest rates. The volatility in risk premiums hurt fund performance over the past year, but our strategic allocation across asset classes and diversification insulated performance.

Asian economies appear to be recovering, while Europe remains mixed. Many of the factors which have kept inflation lower have not changed, although energy prices and some other commodity prices have recently rebounded. It appears world-wide monetary easing and restructuring in 1998 may be prompting stabilization in the Japan/Asian economies. If global growth rebounds, U.S. economic expansion could continue longer than expected. At May 31, 1999, the Federal Reserve remained neutral on monetary policy, but indicated a bias to tighten. Our style is not based on anticipating the direction of interest rates. As a result, portfolio style is generally not affected by Federal Reserve action.

Fund positioning diversifies exposure across asset classes, which seeks to provide consistent performance in varying economic and interest rate cycles while avoiding excessive risk concentrations. The bond market could continue to display a large amount of volatility over the next 12 months. Interest rates have increased nearly 2.00% since September, while risk premiums have widened to levels not evidenced since the fourth quarter of 1998. That said, risk associated with Y2K could inflate bond market fears over the next six months with corresponding improvements through the first half of 2000.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   STABLE INCOME FUND ("FUND") VS. ONE-YEAR U.S. TREASURY BILL ("INDEX") AND
                MERRILL LYNCH TREASURY BILL 1 YEAR ("ML INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with two broad-based security market indices. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total returns of the Indices do not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Indices are unmanaged and are not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                           -------------------------------------------------
                                                                      ML
                           A SHARES*    B SHARES**     INDEX        INDEX
                           ----------   ----------   ----------   ----------
ONE YEAR                        3.17%        3.32%         5.21%       5.21%
SINCE INCEPTION                 5.69%        5.25%         5.93%       5.92%
INCEPTION DATE              11/11/94     11/11/94      10/31/94    10/31/94
VALUE MAY 31, 1999         $  12,870    $  12,627    $   13,020   $  13,015

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES       INDEX      ML INDEX
10/31/94     $9,850.00   $10,000.00   $10,000.00   $10,000.00
11/30/94     $9,879.55   $10,025.68    $9,995.20    $9,995.00
12/31/94     $9,918.95   $10,059.28   $10,028.98   $10,028.98
01/31/95     $9,968.20   $10,102.82   $10,128.97   $10,129.27
02/28/95    $10,047.00   $10,176.87   $10,217.70   $10,218.41
03/31/95    $10,125.80   $10,250.21   $10,276.97   $10,277.68
04/30/95    $10,184.90   $10,303.72   $10,336.37   $10,337.29
05/31/95    $10,293.25   $10,406.77   $10,428.46   $10,429.29
06/30/95    $10,352.35   $10,460.10   $10,488.43   $10,488.74
07/31/95    $10,391.75   $10,493.25   $10,540.24   $10,540.13
08/31/95    $10,450.85   $10,546.24   $10,590.41   $10,590.72
09/30/95    $10,500.10   $10,589.44   $10,634.36   $10,634.15
10/31/95    $10,559.20   $10,642.30   $10,698.38   $10,697.95
11/30/95    $10,638.00   $10,715.16   $10,761.82   $10,761.07
12/31/95    $10,705.67   $10,776.15   $10,822.30   $10,821.33
01/31/96    $10,778.07   $10,842.17   $10,890.92   $10,889.51
02/29/96    $10,778.07   $10,835.71   $10,903.77   $10,902.57
03/31/96    $10,809.10   $10,860.00   $10,933.53   $10,932.01
04/30/96    $10,836.44   $10,880.60   $10,971.69   $10,970.27
05/31/96    $10,872.48   $10,907.69   $11,011.63   $11,009.76
06/30/96    $10,934.38   $10,962.30   $11,069.66   $11,068.12
07/31/96    $10,991.20   $11,010.66   $11,112.06   $11,110.18
08/31/96    $11,029.82   $11,040.74   $11,163.95   $11,162.39
09/30/96    $11,112.26   $11,117.83   $11,240.20   $11,238.30
10/31/96    $11,195.94   $11,193.93   $11,322.93   $11,321.46
11/30/96    $11,258.19   $11,249.62   $11,378.64   $11,376.94
12/31/96    $11,290.51   $11,266.63   $11,417.44   $11,415.62
01/31/97    $11,333.55   $11,310.71   $11,473.61   $11,471.55
02/28/97    $11,373.61   $11,344.47   $11,515.49   $11,512.85
03/31/97    $11,392.05   $11,356.36   $11,544.17   $11,541.63
04/30/97    $11,490.64   $11,447.58   $11,612.62   $11,609.73
05/31/97    $11,551.17   $11,500.09   $11,684.85   $11,681.71
06/30/97    $11,614.01   $11,557.38   $11,753.68   $11,750.63
07/31/97    $11,739.97   $11,674.93   $11,838.19   $11,835.24
08/31/97    $11,747.85   $11,675.95   $11,875.12   $11,871.93
09/30/97    $11,838.98   $11,759.43   $11,938.18   $11,934.85
10/31/97    $11,924.74   $11,836.94   $12,004.31   $12,000.49
11/30/97    $11,954.07   $11,847.77   $12,039.49   $12,035.29
12/31/97    $12,020.04   $11,915.53   $12,096.55   $12,093.06
01/31/98    $12,108.45   $11,996.19   $12,175.18   $12,171.66
02/28/98    $12,149.78   $12,030.27   $12,206.23   $12,202.09
03/31/98    $12,187.52   $12,060.32   $12,268.72   $12,264.32
04/30/98    $12,244.36   $12,096.82   $12,325.90   $12,321.97
05/31/98    $12,287.71   $12,133.29   $12,375.82   $12,371.25
06/30/98    $12,344.51   $12,181.92   $12,435.34   $12,430.64
07/31/98    $12,405.77   $12,234.25   $12,493.92   $12,489.06
08/31/98    $12,508.44   $12,327.75   $12,594.49   $12,590.22
09/30/98    $12,613.03   $12,435.45   $12,697.26   $12,693.46
10/31/98    $12,645.32   $12,446.64   $12,762.78   $12,759.47
11/30/98    $12,666.71   $12,460.67   $12,763.80   $12,760.74
12/31/98    $12,725.26   $12,508.87   $12,808.73   $12,805.41
01/31/99    $12,749.63   $12,538.73   $12,854.20   $12,850.22
02/28/99    $12,749.35   $12,531.76   $12,860.88   $12,856.65
03/31/99    $12,823.53   $12,596.60   $12,938.82   $12,935.08
04/30/99    $12,871.59   $12,635.37   $12,985.79   $12,981.64
05/31/99    $12,870.33   $12,627.12   $13,020.20   $13,015.39

 * 5/2/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares.
** 5/17/96 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 1.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 1.50% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SECOND YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1999

--------------------------------------------------------------------------------
 INTERMEDIATE GOVERNMENT INCOME FUND

For the fiscal year ended on May 31, 1999, the Fund returned 4.21%, versus 3.42% for the Lipper Intermediate U.S. Government Average.

The goal of the Fund is to provide income and safety of principal by investing primarily in U.S. Government Securities. We seek to provide income greater than the yield of the five-year Treasury note, while at the same time varying our duration 30% above or below the five-year Treasury. We utilize both agency notes and mortgage-backed securities when there is value in those sectors.

The Fund benefited from the decline in interest rates during the third quarter of 1998, but performance has been hurt with the rise of rates since October 1998. The turmoil in Asia, a driving force in our bond markets during 1998 has cooled considerably. In the short run, global issues should take a back seat to our domestic economy. The market has already been tightening for the Fed, thus the markets and the Fund should not be adversely impacted by a small rate increase. If it appears that we are in for a series of rate increase, we will re-evaluate our duration positioning to reduce our interest rate risk.

This Fund manages risk by investing only in U.S. Government and agency securities and by limiting its duration to 30% around the duration of the five-year Treasury note. It adds yield by the use of mortgage-backed securities. We have maintained our profile, as we believe that this recent rate increase is temporary. We will only change our duration positioning if it appears that the economy is heating up and inflation is back to stay. The bond markets should return to positive total returns as interest rates peak and begin to decline.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 INTERMEDIATE GOVERNMENT INCOME FUND ("FUND") VS. LEHMAN BROTHERS INTERMEDIATE
   GOVERNMENT INDEX ("LEHMAN INDEX") AND LIPPER INTERMEDIATE U.S. GOVERNMENT
                           AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                           -------------------------------------------------
                                            B          LEHMAN       LIPPER
                           A SHARES*+   SHARES**+      INDEX      AVERAGE++
                           ----------   ----------   ----------   ----------
ONE YEAR                       (0.48%)      (0.41%)        4.98%       3.42%
FIVE YEAR                       5.51%        5.67%         7.41%       6.33%
TEN YEAR                        6.35%        6.06%         8.08%       7.12%
VALUE MAY 31, 1999           $18,499      $18,002       $21,767     $19,892

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES     LEHMAN INDEX   LIPPER AVERAGE
05/31/89     $9,550.00   $10,000.00      $10,000.00       $10,000.00
06/30/89     $9,645.54   $10,094.04      $10,255.00       $10,233.00
07/31/89     $9,744.81   $10,191.65      $10,463.18       $10,409.01
08/31/89     $9,771.46   $10,213.19      $10,321.92       $10,297.63
09/30/89     $9,844.71   $10,283.61      $10,371.47       $10,337.79
10/31/89     $9,946.44   $10,383.48      $10,589.27       $10,547.65
11/30/89    $10,050.51   $10,485.88      $10,694.10       $10,637.30
12/31/89    $10,082.93   $10,513.18      $10,725.12       $10,666.02
01/31/90    $10,014.07   $10,434.85      $10,658.62       $10,558.30
02/28/90    $10,043.05   $10,459.19      $10,698.06       $10,596.31
03/31/90    $10,061.32   $10,471.71      $10,710.90       $10,601.61
04/30/90    $10,025.98   $10,428.63      $10,674.48       $10,517.85
05/31/90    $10,221.33   $10,625.34      $10,902.91       $10,786.06
06/30/90    $10,339.06   $10,741.33      $11,045.74       $10,931.67
07/31/90    $10,485.80   $10,887.09      $11,200.38       $11,089.09
08/31/90    $10,437.02   $10,829.67      $11,160.06       $10,983.74
09/30/90    $10,521.82   $10,911.14      $11,259.38       $11,065.02
10/31/90    $10,654.63   $11,042.07      $11,415.89       $11,201.12
11/30/90    $10,838.54   $11,226.01      $11,588.27       $11,421.78
12/31/90    $10,966.48   $11,351.54      $11,748.19       $11,586.26
01/31/91    $11,066.26   $11,447.75      $11,869.19       $11,711.39
02/28/91    $11,130.37   $11,507.62      $11,941.60       $11,785.17
03/31/91    $11,183.73   $11,555.62      $12,007.27       $11,844.09
04/30/91    $11,299.63   $11,668.40      $12,130.95       $11,962.54
05/31/91    $11,363.29   $11,726.86      $12,198.88       $12,027.13
06/30/91    $11,335.64   $11,691.25      $12,208.64       $12,011.50
07/31/91    $11,458.21   $11,810.38      $12,340.49       $12,165.24
08/31/91    $11,689.39   $12,041.30      $12,574.96       $12,415.85
09/30/91    $11,917.52   $12,269.03      $12,788.74       $12,646.78
10/31/91    $12,032.04   $12,379.26      $12,934.53       $12,785.90
11/30/91    $12,179.19   $12,523.19      $13,085.86       $12,915.04
12/31/91    $12,499.71   $12,844.94      $13,403.85       $13,263.74
01/31/92    $12,319.85   $12,652.09      $13,275.17       $13,096.62
02/29/92    $12,350.01   $12,675.67      $13,316.33       $13,158.17
03/31/92    $12,281.48   $12,597.42      $13,261.73       $13,088.43
04/30/92    $12,391.36   $12,702.50      $13,381.09       $13,185.29
05/31/92    $12,564.70   $12,872.26      $13,580.46       $13,393.62
06/30/92    $12,745.50   $13,049.70      $13,776.02       $13,566.39
07/31/92    $12,995.03   $13,297.04      $14,040.52       $13,795.67
08/31/92    $13,146.91   $13,444.14      $14,183.74       $13,926.73
09/30/92    $13,330.72   $13,623.96      $14,379.47       $14,095.24
10/31/92    $13,147.35   $13,428.04      $14,206.92       $13,912.00
11/30/92    $13,102.82   $13,374.43      $14,147.25       $13,868.87
12/31/92    $13,247.59   $13,513.83      $14,332.58       $14,047.78
01/31/93    $13,485.02   $13,747.58      $14,599.16       $14,303.45
02/28/93    $13,714.60   $13,973.87      $14,813.77       $14,515.14
03/31/93    $13,804.10   $14,056.31      $14,868.58       $14,564.49
04/30/93    $13,922.28   $14,168.13      $14,984.56       $14,672.27
05/31/93    $13,903.66   $14,140.32      $14,944.10       $14,653.20
06/30/93    $14,102.65   $14,334.14      $15,160.79       $14,889.11
07/31/93    $14,130.32   $14,353.28      $15,191.11       $14,936.76
08/31/93    $14,357.57   $14,575.13      $15,417.46       $15,160.81
09/30/93    $14,444.15   $14,654.18      $15,480.67       $15,209.32
10/31/93    $14,486.23   $14,687.70      $15,517.82       $15,247.35
11/30/93    $14,362.59   $14,553.43      $15,440.23       $15,122.32
12/31/93    $14,432.30   $14,614.96      $15,503.54       $15,188.86
01/31/94    $14,561.33   $14,736.46      $15,657.02       $15,357.45
02/28/94    $14,266.93   $14,430.19      $15,442.52       $15,107.13
03/31/94    $13,959.05   $14,109.75      $15,217.06       $14,806.50
04/30/94    $13,714.31   $13,853.82      $15,118.15       $14,664.35
05/31/94    $13,512.51   $13,641.29      $15,223.98       $14,632.09
06/30/94    $13,437.47   $13,557.28      $15,254.43       $14,608.68
07/31/94    $13,657.21   $13,770.50      $15,454.26       $14,813.20
08/31/94    $13,611.84   $13,716.13      $15,499.08       $14,826.53
09/30/94    $13,526.89   $13,622.23      $15,370.43       $14,653.06
10/31/94    $13,524.92   $13,611.71      $15,373.51       $14,626.69
11/30/94    $13,493.79   $13,574.71      $15,304.33       $14,569.64
12/31/94    $13,542.37   $13,614.94      $15,354.83       $14,636.66
01/31/95    $13,705.12   $13,769.89      $15,605.11       $14,873.78
02/28/95    $13,996.62   $14,054.84      $15,906.29       $15,178.69
03/31/95    $14,086.49   $14,136.14      $15,993.78       $15,259.14
04/30/95    $14,256.53   $14,298.06      $16,179.31       $15,439.20
05/31/95    $14,645.19   $14,678.75      $16,635.56       $15,944.06
06/30/95    $14,749.65   $14,774.39      $16,742.03       $16,038.13
07/31/95    $14,703.49   $14,718.75      $16,750.40       $15,999.64
08/31/95    $14,815.23   $14,821.23      $16,889.43       $16,161.23
09/30/95    $14,902.68   $14,899.58      $17,002.59       $16,288.91
10/31/95    $15,055.71   $15,043.09      $17,189.62       $16,477.86
11/30/95    $15,245.19   $15,223.13      $17,399.33       $16,693.72
12/31/95    $15,403.92   $15,370.96      $17,571.58       $16,890.70
01/31/96    $15,526.94   $15,483.93      $17,719.18       $16,998.80
02/29/96    $15,331.72   $15,280.02      $17,531.36       $16,735.32
03/31/96    $15,230.09   $15,169.00      $17,450.72       $16,618.17
04/30/96    $15,176.26   $15,105.69      $17,400.11       $16,520.13
05/31/96    $15,145.53   $15,067.10      $17,391.41       $16,480.48
06/30/96    $15,278.22   $15,192.13      $17,568.80       $16,660.12
07/31/96    $15,326.08   $15,229.95      $17,623.27       $16,696.77
08/31/96    $15,291.90   $15,186.26      $17,642.65       $16,675.06
09/30/96    $15,518.55   $15,388.77      $17,870.24       $16,928.52
10/31/96    $15,812.17   $15,684.44      $18,163.31       $17,253.55
11/30/96    $16,065.82   $15,913.23      $18,479.35       $17,517.53
12/31/96    $15,886.82   $15,733.26      $18,379.57       $17,363.38
01/31/97    $15,951.19   $15,779.72      $18,449.41       $17,406.79
02/28/97    $15,944.50   $15,778.40      $18,478.93       $17,431.15
03/31/97    $15,779.26   $15,591.02      $18,373.60       $17,260.33
04/30/97    $15,985.76   $15,785.38      $18,638.18       $17,482.99
05/31/97    $16,110.43   $15,897.66      $18,798.47       $17,615.86
06/30/97    $16,264.75   $16,056.96      $19,009.01       $17,790.26
07/31/97    $16,713.96   $16,474.34      $19,548.86       $18,206.55
08/31/97    $16,543.49   $16,296.30      $19,355.33       $18,059.07
09/30/97    $16,797.10   $16,536.16      $19,645.66       $18,293.84
10/31/97    $17,060.40   $16,784.24      $19,985.53       $18,533.49
11/30/97    $17,113.70   $16,827.01      $20,029.50       $18,581.68
12/31/97    $17,272.33   $16,984.93      $20,191.74       $18,745.20
01/31/98    $17,556.01   $17,238.68      $20,454.23       $18,988.88
02/28/98    $17,477.60   $17,151.76      $20,431.73       $18,950.91
03/31/98    $17,520.42   $17,183.09      $20,495.07       $19,002.07
04/30/98    $17,586.03   $17,251.48      $20,593.45       $19,076.18
05/31/98    $17,752.42   $17,388.92      $20,735.54       $19,234.52
06/30/98    $17,900.86   $17,523.79      $20,874.47       $19,376.85
07/31/98    $17,932.86   $17,543.12      $20,953.79       $19,411.73
08/31/98    $18,340.03   $17,931.22      $21,349.82       $19,763.08
09/30/98    $18,959.22   $18,541.77      $21,847.27       $20,207.75
10/31/98    $18,874.81   $18,431.32      $21,884.41       $20,104.69
11/30/98    $18,842.16   $18,388.75      $21,816.57       $20,116.75
12/31/98    $18,939.15   $18,468.29      $21,901.65       $20,183.14
01/31/99    $19,009.06   $18,527.35      $22,000.21       $20,278.00
02/28/99    $18,580.83   $18,115.19      $21,698.81       $19,913.00
03/31/99    $18,705.56   $18,209.22      $21,842.02       $20,032.47
04/30/99    $18,749.18   $18,239.76      $21,900.99       $20,074.54
05/31/99    $18,499.17   $18,002.11      $21,767.40       $19,891.86

* 5/2/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).
** 5/17/96 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses. Performance shown for Class B Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B Share expenses (before waivers and reimbursements).
+ Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED
SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1999

--------------------------------------------------------------------------------
 INCOME FUND

For the fiscal year ended May 31, 1999, the Fund returned 2.81%, versus 2.55% for the Lipper Corporate Debt A-Rated Average.

The goal of the Fund is to provide total return consistent with current income. We seek to provide income greater than the yield of the seven to ten year treasury note, while at the same time varying our duration 30% around the duration of our competitors in the Lipper Corporate A peer group. We utilize corporate notes, asset-backed and mortgage-backed securities, U.S. Treasury and agency notes, and taxable municipal securities. We vary the weightings of these sectors depending upon yield and opportunity for spread tightening.

The Fund benefited from the decline in interest rates during the third quarter of 1998, but performance was hurt with the rise of rates beginning in October 1998. The turmoil in Asia, a driving force in our bond markets during 1998, has cooled considerably. In the short run, global issues should take a back seat to our domestic economy. The market has already anticipated the Federal Reserve Board (the Fed) raising interest rates, but the markets and the Fund should not experience an adverse impact by a small rate increase. If it appears that we are in for a series of rate increase, we will re-evaluate our duration positioning to reduce our interest rate risk.

We have maintained our long duration, as we believe that the recent rate increase is temporary. We will only change our duration positioning if it appears that the economy is heating up and inflation is back to stay. We believe that the bond markets should return to positive total returns as interest rates peak and begin to decline.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 INCOME FUND ("FUND") VS. LEHMAN BROTHERS AGGREGATE INDEX ("LEHMAN INDEX") AND
            LIPPER CORPORATE DEBT A-RATED AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                           -------------------------------------------------
                                                       LEHMAN       LIPPER
                            A SHARES    B SHARES*      INDEX       AVERAGE+
                           ----------   ----------   ----------   ----------
ONE YEAR                       (1.82)%      (1.84)%        4.34%       2.55%
FIVE YEAR                       5.59%        5.59%         7.84%       6.98%
TEN YEAR                        7.17%        6.83%         8.50%       7.88%
VALUE MAY 31, 1999         $  19,977    $  19,376    $   22,626   $  21,367

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES    B SHARES    LEHMAN INDEX   LIPPER AVERAGE
05/31/89    $9,550.00  $10,000.00      $10,000.00       $10,000.00
06/30/89    $9,669.14  $10,118.54      $10,304.00       $10,297.00
07/31/89    $9,770.00  $10,217.60      $10,523.48       $10,476.17
08/31/89    $9,803.33  $10,245.89      $10,367.73       $10,341.03
09/30/89    $9,855.55  $10,294.11      $10,420.60       $10,375.15
10/31/89    $9,970.00  $10,407.04      $10,676.95       $10,585.77
11/30/89   $10,033.62  $10,467.00      $10,778.38       $10,660.93
12/31/89   $10,077.92  $10,506.50      $10,807.48       $10,681.18
01/31/90   $10,106.64  $10,529.69      $10,678.87       $10,531.64
02/28/90   $10,158.00  $10,577.09      $10,713.05       $10,547.44
03/31/90   $10,216.70  $10,631.43      $10,720.55       $10,555.88
04/30/90   $10,209.72  $10,617.56      $10,621.92       $10,435.54
05/31/90   $10,381.42  $10,789.31      $10,936.32       $10,726.69
06/30/90   $10,510.57  $10,916.84      $11,112.40       $10,899.39
07/31/90   $10,653.01  $11,057.77      $11,265.75       $11,035.64
08/31/90   $10,648.24  $11,045.72      $11,114.79       $10,846.93
09/30/90   $10,662.45  $11,053.60      $11,207.04       $10,884.89
10/31/90   $10,679.55  $11,064.24      $11,349.37       $11,000.27
11/30/90   $10,856.91  $11,241.11      $11,593.38       $11,244.48
12/31/90   $11,005.20  $11,387.45      $11,774.24       $11,421.02
01/31/91   $11,146.01  $11,525.82      $11,920.24       $11,538.65
02/28/91   $11,343.19  $11,723.05      $12,021.56       $11,673.65
03/31/91   $11,460.02  $11,836.27      $12,104.51       $11,761.21
04/30/91   $11,596.88  $11,970.28      $12,235.24       $11,904.69
05/31/91   $11,666.49  $12,034.46      $12,306.20       $11,965.41
06/30/91   $11,656.39  $12,016.56      $12,300.05       $11,943.87
07/31/91   $11,821.14  $12,178.69      $12,471.02       $12,099.14
08/31/91   $12,113.02  $12,471.59      $12,740.40       $12,388.31
09/30/91   $12,380.08  $12,738.82      $12,999.03       $12,658.37
10/31/91   $12,523.01  $12,877.72      $13,143.32       $12,782.43
11/30/91   $12,676.33  $13,027.40      $13,264.23       $12,898.75
12/31/91   $13,081.50  $13,435.26      $13,658.18       $13,360.52
01/31/92   $12,936.61  $13,277.83      $13,472.43       $13,149.43
02/29/92   $12,972.51  $13,306.72      $13,560.00       $13,215.17
03/31/92   $12,915.02  $13,239.21      $13,484.07       $13,153.06
04/30/92   $12,981.24  $13,298.89      $13,581.15       $13,226.72
05/31/92   $13,250.73  $13,566.45      $13,837.83       $13,495.22
06/30/92   $13,430.12  $13,741.70      $14,028.80       $13,693.60
07/31/92   $13,821.87  $14,133.73      $14,314.98       $14,053.74
08/31/92   $13,928.45  $14,233.66      $14,459.57       $14,170.39
09/30/92   $14,179.45  $14,481.33      $14,631.63       $14,346.10
10/31/92   $13,958.29  $14,246.18      $14,437.03       $14,110.83
11/30/92   $13,937.75  $14,216.38      $14,439.92       $14,113.65
12/31/92   $14,122.36  $14,395.31      $14,669.52       $14,353.58
01/31/93   $14,374.12  $14,642.71      $14,951.17       $14,663.62
02/28/93   $14,632.14  $14,897.08      $15,212.82       $14,997.95
03/31/93   $14,678.27  $14,934.50      $15,276.71       $15,054.94
04/30/93   $14,795.63  $15,044.65      $15,383.65       $15,154.30
05/31/93   $14,769.59  $15,008.54      $15,403.65       $15,160.36
06/30/93   $14,982.25  $15,215.32      $15,682.45       $15,499.96
07/31/93   $15,041.08  $15,265.33      $15,771.84       $15,620.86
08/31/93   $15,289.64  $15,497.79      $16,047.85       $15,980.14
09/30/93   $15,316.84  $15,501.37      $16,091.18       $16,029.67
10/31/93   $15,359.30  $15,534.23      $16,150.72       $16,103.41
11/30/93   $15,316.95  $15,481.66      $16,013.43       $15,902.12
12/31/93   $15,379.89  $15,533.87      $16,099.91       $15,983.22
01/31/94   $15,519.03  $15,665.40      $16,317.26       $16,218.17
02/28/94   $15,286.54  $15,435.54      $16,033.34       $15,877.59
03/31/94   $14,991.21  $15,110.78      $15,637.31       $15,471.12
04/30/94   $14,678.51  $14,801.27      $15,512.21       $15,297.85
05/31/94   $14,536.90  $14,649.17      $15,510.66       $15,248.89
06/30/94   $14,483.28  $14,585.90      $15,476.54       $15,197.05
07/31/94   $14,672.77  $14,767.56      $15,784.52       $15,461.48
08/31/94   $14,696.29  $14,766.19      $15,803.46       $15,464.57
09/30/94   $14,446.25  $14,504.52      $15,571.15       $15,231.05
10/31/94   $14,404.55  $14,469.31      $15,557.14       $15,189.93
11/30/94   $14,209.30  $14,248.24      $15,522.91       $15,147.40
12/31/94   $14,302.76  $14,348.19      $15,630.02       $15,264.03
01/31/95   $14,526.61  $14,564.29      $15,939.49       $15,528.10
02/28/95   $14,847.59  $14,861.67      $16,318.85       $15,893.01
03/31/95   $14,940.66  $14,944.72      $16,418.40       $16,004.26
04/30/95   $15,197.47  $15,193.24      $16,648.26       $16,223.52
05/31/95   $15,771.65  $15,758.47      $17,292.55       $16,883.82
06/30/95   $15,844.50  $15,820.84      $17,418.78       $16,990.19
07/31/95   $15,775.97  $15,742.75      $17,380.46       $16,912.03
08/31/95   $15,978.70  $15,935.34      $17,590.76       $17,130.20
09/30/95   $16,133.12  $16,079.24      $17,761.39       $17,311.78
10/31/95   $16,334.18  $16,286.61      $17,992.29       $17,559.33
11/30/95   $16,541.65  $16,483.61      $18,262.18       $17,833.26
12/31/95   $16,783.14  $16,696.59      $18,517.85       $18,107.89
01/31/96   $16,865.46  $16,768.33      $18,640.06       $18,191.19
02/29/96   $16,502.03  $16,396.19      $18,315.73       $17,789.16
03/31/96   $16,363.94  $16,248.12      $18,187.52       $17,641.51
04/30/96   $16,223.78  $16,115.68      $18,085.67       $17,503.91
05/31/96   $16,179.15  $16,060.24      $18,049.50       $17,468.90
06/30/96   $16,383.76  $16,236.83      $18,291.36       $17,678.53
07/31/96   $16,422.74  $16,265.03      $18,340.75       $17,712.12
08/31/96   $16,366.03  $16,197.47      $18,309.57       $17,666.07
09/30/96   $16,632.66  $16,472.20      $18,628.15       $17,985.82
10/31/96   $17,011.24  $16,821.55      $19,041.70       $18,397.70
11/30/96   $17,301.89  $17,098.62      $19,367.31       $18,752.77
12/31/96   $17,104.09  $16,909.61      $19,187.19       $18,544.62
01/31/97   $17,126.91  $16,921.03      $19,246.67       $18,574.29
02/28/97   $17,125.09  $16,909.34      $19,294.79       $18,631.87
03/31/97   $16,885.02  $16,643.60      $19,080.62       $18,387.79
04/30/97   $17,144.19  $16,907.51      $19,366.83       $18,643.38
05/31/97   $17,277.76  $17,028.43      $19,550.81       $18,809.31
06/30/97   $17,501.87  $17,238.73      $19,783.47       $19,051.95
07/31/97   $18,160.81  $17,858.62      $20,317.62       $19,642.56
08/31/97   $17,861.98  $17,552.75      $20,144.92       $19,406.85
09/30/97   $18,202.32  $17,895.51      $20,443.07       $19,711.54
10/31/97   $18,546.89  $18,223.01      $20,739.49       $19,973.70
11/30/97   $18,643.14  $18,287.34      $20,834.89       $20,055.59
12/31/97   $18,858.20  $18,486.79      $21,045.33       $20,250.13
01/31/98   $19,151.12  $18,762.36      $21,314.71       $20,507.31
02/28/98   $19,049.77  $18,651.94      $21,297.65       $20,466.29
03/31/98   $19,093.20  $18,701.79      $21,370.07       $20,531.78
04/30/98   $19,172.33  $18,767.60      $21,481.19       $20,622.12
05/31/98   $19,431.60  $18,990.11      $21,685.26       $20,836.59
06/30/98   $19,628.81  $19,171.36      $21,869.59       $21,013.71
07/31/98   $19,630.03  $19,160.22      $21,915.51       $21,017.91
08/31/98   $19,991.86  $19,521.22      $22,272.74       $21,276.43
09/30/98   $20,554.76  $20,059.02      $22,793.92       $21,763.66
10/31/98   $20,351.38  $19,827.65      $22,673.11       $21,522.08
11/30/98   $20,490.96  $19,951.61      $22,802.35       $21,692.11
12/31/98   $20,550.82  $20,017.10      $22,870.75       $21,772.37
01/31/99   $20,691.04  $20,140.84      $23,033.14       $21,931.31
02/28/99   $20,081.84  $19,535.66      $22,630.06       $21,431.27
03/31/99   $20,227.78  $19,644.87      $22,754.52       $21,568.43
04/30/99   $20,246.58  $19,671.03      $22,827.34       $21,613.73
05/31/99   $19,977.25  $19,375.97      $22,626.45       $21,367.33

* 8/5/93 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class A Shares, adjusted for Class B Share expenses.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1999

--------------------------------------------------------------------------------
 TOTAL RETURN BOND FUND

The Fund has performed extremely well over the past year. Fund performance for the fiscal year ended May 31, 1999 of 3.26% exceeded the Lipper Corporate Debt Funds A-Rated Category Average return of 2.55%. The Fund has performed precisely as anticipated, and has shown above-average risk-adjusted returns versus its peer group.

The Fund invests in a strategically diversified portfolio of higher income producing fixed income investments to build a yield advantage versus its Lipper Universe peer group. Whereas many funds emphasize active duration bets such as market timing, or target specific asset classes such as corporates or mortgages, as a method to outperform their peer group, the Fund invests across all sectors of the fixed income market on an opportunistic basis. Diversified exposure across asset classes provides more consistent performance in varying economic and interest rate cycles while avoiding excessive risk concentrations.

Our investment decision making process focuses on selecting individual issues with the best relative value as determined through a rigorous valuation of each security's cash flows and properly evaluating the impact of embedded options, credit quality, structure, liquidity, trading history, and supply/demand factors on expected returns. We believe that avoiding the pitfalls of interest rate timing and buying fundamentally cheap securities has the potential to provide more consistent, value added returns over time.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        TOTAL RETURN BOND FUND ("FUND") VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX") AND LIPPER CORPORATE DEBT A-RATED
                           AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                     AVERAGE ANNUAL TOTAL RETURN
                                          AS OF MAY 31, 1999
                           ------------------------------------------------
                                                      LEHMAN      LIPPER
                            A SHARES     B SHARES      INDEX     AVERAGE+
                           -----------  -----------  ---------  -----------
ONE YEAR                        (1.39)%      (1.32)%      4.78%       2.55%
FIVE YEAR                        5.47%        5.53%       7.02%       6.98%
SINCE INCEPTION                  4.66%        4.67%       5.94%       5.51%
INCEPTION DATE               12/31/93      12/1/93    12/31/93    12/31/93
VALUE MAY 31, 1999            $12,795      $12,806     $13,670     $13,368

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES     LEHMAN INDEX   LIPPER AVERAGE
12/31/93     $9,550.00   $10,000.00      $10,000.00       $10,000.00
01/31/94     $9,608.92   $10,061.70      $10,111.00       $10,147.00
02/28/94     $9,502.12    $9,954.43       $9,961.36        $9,933.91
03/31/94     $9,415.66    $9,857.00       $9,796.99        $9,679.60
04/30/94     $9,358.13    $9,791.19       $9,730.38        $9,571.19
05/31/94     $9,363.98    $9,780.42       $9,737.19        $9,540.57
06/30/94     $9,359.78    $9,780.70       $9,738.16        $9,508.13
07/31/94     $9,485.63    $9,895.12       $9,878.39        $9,673.57
08/31/94     $9,502.87    $9,906.89       $9,909.01        $9,675.50
09/30/94     $9,431.92    $9,826.48       $9,817.85        $9,529.40
10/31/94     $9,432.33    $9,821.00       $9,816.97        $9,503.67
11/30/94     $9,425.57    $9,818.18       $9,772.79        $9,477.06
12/31/94     $9,486.36    $9,863.98       $9,806.99        $9,550.04
01/31/95     $9,631.84   $10,009.30       $9,972.73        $9,715.25
02/28/95     $9,796.65   $10,185.33      $10,179.17        $9,943.56
03/31/95     $9,858.21   $10,231.54      $10,237.19       $10,013.17
04/30/95     $9,962.73   $10,333.97      $10,363.11       $10,150.35
05/31/95    $10,245.74   $10,620.53      $10,676.07       $10,563.47
06/30/95    $10,316.28   $10,697.47      $10,747.60       $10,630.02
07/31/95    $10,307.30   $10,670.59      $10,748.68       $10,581.12
08/31/95    $10,386.58   $10,756.84      $10,846.49       $10,717.61
09/30/95    $10,466.53   $10,832.57      $10,924.59       $10,831.22
10/31/95    $10,566.46   $10,929.34      $11,045.85       $10,986.11
11/30/95    $10,677.37   $11,037.26      $11,190.55       $11,157.49
12/31/95    $10,793.89   $11,139.14      $11,308.05       $11,329.32
01/31/96    $10,851.15   $11,191.49      $11,405.30       $11,381.43
02/29/96    $10,707.48   $11,048.18      $11,271.86       $11,129.90
03/31/96    $10,643.92   $10,975.48      $11,214.37       $11,037.52
04/30/96    $10,600.04   $10,923.50      $11,175.12       $10,951.43
05/31/96    $10,595.07   $10,899.52      $11,166.18       $10,929.53
06/30/96    $10,692.74   $11,005.30      $11,284.54       $11,060.68
07/31/96    $10,716.98   $11,023.30      $11,318.39       $11,081.70
08/31/96    $10,710.51   $11,009.24      $11,327.45       $11,052.88
09/30/96    $10,855.03   $11,163.12      $11,484.90       $11,252.94
10/31/96    $11,063.02   $11,357.68      $11,688.18       $11,510.63
11/30/96    $11,237.65   $11,541.48      $11,842.47       $11,732.79
12/31/96    $11,094.31   $11,374.83      $11,766.68       $11,602.56
01/31/97    $11,122.35   $11,408.31      $11,812.57       $11,621.12
02/28/97    $11,189.66   $11,458.65      $11,835.01       $11,657.14
03/31/97    $11,079.99   $11,351.80      $11,753.35       $11,504.44
04/30/97    $11,222.62   $11,490.75      $11,890.86       $11,664.35
05/31/97    $11,319.73   $11,582.77      $11,989.56       $11,768.16
06/30/97    $11,438.45   $11,696.93      $12,098.66       $11,919.97
07/31/97    $11,716.93   $11,961.29      $12,344.26       $12,289.49
08/31/97    $11,619.00   $11,866.32      $12,282.54       $12,142.02
09/30/97    $11,768.37   $12,011.30      $12,425.02       $12,332.64
10/31/97    $11,939.84   $12,165.83      $12,562.94       $12,496.67
11/30/97    $11,962.12   $12,193.67      $12,590.58       $12,547.91
12/31/97    $12,083.03   $12,309.05      $12,691.30       $12,669.62
01/31/98    $12,199.67   $12,419.85      $12,857.56       $12,830.52
02/28/98    $12,166.82   $12,379.44      $12,847.27       $12,804.86
03/31/98    $12,204.12   $12,409.54      $12,888.38       $12,845.84
04/30/98    $12,264.81   $12,463.52      $12,952.82       $12,902.36
05/31/98    $12,390.50   $12,583.14      $13,047.38       $13,036.54
06/30/98    $12,502.59   $12,689.07      $13,130.88       $13,147.36
07/31/98    $12,512.27   $12,690.93      $13,176.84       $13,149.98
08/31/98    $12,729.83   $12,903.10      $13,383.72       $13,311.73
09/30/98    $12,973.08   $13,141.19      $13,719.65       $13,616.57
10/31/98    $12,825.29   $12,983.60      $13,705.93       $13,465.42
11/30/98    $12,926.13   $13,077.63      $13,704.56       $13,571.80
12/31/98    $12,943.06   $13,072.72      $13,759.38       $13,622.02
01/31/99    $13,051.00   $13,187.14      $13,835.05       $13,721.46
02/28/99    $12,810.58   $12,937.36      $13,631.68       $13,408.61
03/31/99    $12,888.98   $13,008.25      $13,733.92       $13,494.42
04/30/99    $12,938.52   $13,036.33      $13,776.49       $13,522.76
05/31/99    $12,794.96   $12,805.82      $13,670.41       $13,368.60

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1999

--------------------------------------------------------------------------------
 TAX-FREE INCOME FUND

During the fiscal year ended May 31, 1999, the Fund outperformed its benchmark, the Lipper General Municipal Debt Average, with a return of 4.04% compared to 3.26%.

Changes in interest rates are typically the single most important economic factor that influences the total return of the Fund. Interest rates fell during the first five months of the fiscal year as the Federal Reserve Board (the Fed) lowered interest rates in response to various international economic problems. As economic conditions overseas stabilized later in the period, interest rates slowly increased. However, the net change in long-term interest rates on municipal bonds for the year is a modest increase of .10%.

We have been surprised by the degree of rise in interest rates during 1999. In our view, inflation is not an imminent problem in the U.S. and therefore, the rise in interest rates is an over-reaction. Nevertheless, long-term interest rates have risen in anticipation of at least a 0.25% tightening by the Fed to insure the economy does not over heat.

The Fund's objective is to produce current income exempt from federal income taxes. Given our outlook for interest rates, we will make changes to the portfolio to maintain the desired level of market exposure. Our current plan is to keep the portfolio positioned for an eventual decline in interest rates. We don't expect much additional increase. We make adjustments to the portfolio seeking to maximize the return while maintaining a prudent level of risk.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   TAX-FREE INCOME FUND ("FUND") VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX
                              ("LEHMAN INDEX") AND
            LIPPER GENERAL MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                     AVERAGE ANNUAL TOTAL RETURN
                                          AS OF MAY 31, 1999
                           ------------------------------------------------
                                                      LEHMAN      LIPPER
                            A SHARES     B SHARES*     INDEX     AVERAGE+
                           -----------  -----------  ---------  -----------
ONE YEAR                        (0.64)%      (0.70)%      4.62%       3.26%
FIVE YEAR                        6.30%        6.32%       7.42%       6.33%
SINCE INCEPTION                  6.24%        5.96%       7.96%       6.89%
INCEPTION DATE                 8/1/89       8/1/89     7/31/89     7/31/89
VALUE MAY 31, 1999            $18,131      $17,675     $21,241     $19,254

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES     LEHMAN INDEX   LIPPER AVERAGE
07/31/89     $9,550.00   $10,000.00      $10,000.00       $10,000.00
08/31/89     $9,446.27    $9,885.18       $9,941.00        $9,897.00
09/30/89     $9,404.06    $9,834.88       $9,894.28        $9,867.31
10/31/89     $9,546.88    $9,977.95      $10,007.07        $9,985.72
11/30/89     $9,708.35   $10,140.53      $10,174.19       $10,143.49
12/31/89     $9,755.42   $10,183.19      $10,278.98       $10,212.47
01/31/90     $9,705.38   $10,124.43      $10,248.15       $10,104.21
02/28/90     $9,777.57   $10,193.88      $10,319.88       $10,204.25
03/31/90     $9,786.22   $10,196.36      $10,303.37       $10,201.19
04/30/90     $9,673.55   $10,072.65      $10,372.41       $10,068.57
05/31/90     $9,894.06   $10,295.81      $10,597.49       $10,332.37
06/30/90     $9,992.26   $10,391.61      $10,697.10       $10,431.56
07/31/90    $10,142.87   $10,541.58      $10,845.79       $10,604.72
08/31/90     $9,966.96   $10,352.00      $10,689.61       $10,377.78
09/30/90    $10,024.00   $10,404.83      $10,691.75       $10,392.31
10/31/90    $10,156.68   $10,535.88      $10,926.97       $10,543.00
11/30/90    $10,319.48   $10,698.23      $11,149.88       $10,791.81
12/31/90    $10,329.10   $10,701.35      $11,176.64       $10,838.22
01/31/91    $10,475.31   $10,845.96      $11,361.05       $10,971.53
02/28/91    $10,616.82   $10,986.21      $11,458.76       $11,035.16
03/31/91    $10,565.22   $10,925.77      $11,453.03       $11,058.34
04/30/91    $10,692.47   $11,050.59      $11,611.08       $11,220.89
05/31/91    $10,800.75   $11,155.41      $11,698.16       $11,323.00
06/30/91    $10,776.35   $11,123.29      $11,684.13       $11,290.17
07/31/91    $10,885.85   $11,229.19      $11,806.81       $11,455.00
08/31/91    $10,985.03   $11,324.31      $11,966.20       $11,601.63
09/30/91    $11,093.99   $11,429.60      $12,149.28       $11,750.13
10/31/91    $11,151.38   $11,481.41      $12,247.69       $11,857.05
11/30/91    $11,161.57   $11,484.78      $12,268.52       $11,872.47
12/31/91    $11,301.00   $11,620.89      $12,529.83       $12,150.28
01/31/92    $11,349.63   $11,663.44      $12,556.15       $12,145.42
02/29/92    $11,397.61   $11,705.76      $12,537.31       $12,164.86
03/31/92    $11,426.92   $11,728.37      $12,518.51       $12,172.16
04/30/92    $11,525.72   $11,822.51      $12,637.43       $12,282.92
05/31/92    $11,627.66   $11,919.49      $12,785.29       $12,454.88
06/30/92    $11,762.53   $12,050.36      $13,006.48       $12,681.56
07/31/92    $11,963.21   $12,248.23      $13,433.09       $13,131.76
08/31/92    $11,919.79   $12,195.93      $13,274.58       $12,922.96
09/30/92    $11,996.77   $12,267.14      $13,384.76       $12,973.36
10/31/92    $11,816.84   $12,075.29      $13,248.23       $12,738.54
11/30/92    $11,988.38   $12,243.10      $13,490.68       $13,065.92
12/31/92    $12,129.52   $12,379.37      $13,647.17       $13,226.64
01/31/93    $12,203.61   $12,447.06      $13,876.44       $13,374.77
02/28/93    $12,474.43   $12,716.09      $14,384.32       $13,899.06
03/31/93    $12,391.72   $12,623.63      $14,174.31       $13,737.84
04/30/93    $12,494.63   $12,720.64      $14,308.96       $13,888.95
05/31/93    $12,542.20   $12,760.93      $14,359.04       $13,969.51
06/30/93    $12,754.93   $12,969.47      $14,641.92       $14,209.78
07/31/93    $12,771.42   $12,977.93      $14,678.52       $14,209.78
08/31/93    $13,033.40   $13,267.86      $14,982.37       $14,523.82
09/30/93    $13,143.44   $13,371.59      $15,166.65       $14,695.20
10/31/93    $13,166.43   $13,386.71      $15,190.92       $14,721.65
11/30/93    $12,979.64   $13,201.40      $15,066.35       $14,570.02
12/31/93    $13,279.67   $13,484.40      $15,387.26       $14,861.42
01/31/94    $13,469.08   $13,668.50      $15,576.53       $15,027.87
02/28/94    $13,082.90   $13,268.05      $15,149.73       $14,637.14
03/31/94    $12,549.94   $12,718.02      $14,567.98       $13,987.25
04/30/94    $12,672.63   $12,834.74      $14,751.54       $14,039.01
05/31/94    $12,760.14   $12,915.45      $14,845.95       $14,165.36
06/30/94    $12,714.62   $12,861.14      $14,782.11       $14,073.28
07/31/94    $12,897.36   $13,037.78      $15,030.45       $14,320.97
08/31/94    $12,946.84   $13,079.43      $15,089.07       $14,355.34
09/30/94    $12,770.82   $12,906.40      $14,885.37       $14,119.91
10/31/94    $12,600.18   $12,712.73      $14,668.04       $13,848.81
11/30/94    $12,360.69   $12,463.41      $14,390.81       $13,552.45
12/31/94    $12,633.77   $12,730.15      $14,649.85       $13,885.84
01/31/95    $12,969.93   $13,061.06      $15,029.28       $14,298.25
02/28/95    $13,290.50   $13,376.09      $15,454.61       $14,717.19
03/31/95    $13,373.34   $13,450.24      $15,663.25       $14,851.11
04/30/95    $13,404.76   $13,474.03      $15,682.04       $14,852.60
05/31/95    $13,835.16   $13,897.96      $16,179.16       $15,314.51
06/30/95    $13,705.54   $13,758.56      $16,078.85       $15,146.05
07/31/95    $13,823.33   $13,868.47      $16,315.21       $15,242.99
08/31/95    $13,973.29   $14,010.10      $16,537.10       $15,410.66
09/30/95    $14,052.81   $14,080.79      $16,642.93       $15,501.58
10/31/95    $14,245.76   $14,265.26      $16,834.33       $15,740.31
11/30/95    $14,580.34   $14,591.39      $17,059.91       $16,045.67
12/31/95    $14,764.92   $14,766.48      $17,163.97       $16,226.99
01/31/96    $14,890.15   $14,882.62      $17,337.33       $16,304.88
02/29/96    $14,780.73   $14,764.34      $17,122.35       $16,182.59
03/31/96    $14,587.68   $14,562.17      $17,062.42       $15,925.29
04/30/96    $14,552.62   $14,518.14      $17,014.64       $15,850.44
05/31/96    $14,566.90   $14,522.54      $17,176.28       $15,858.36
06/30/96    $14,688.93   $14,635.84      $17,341.18       $16,007.43
07/31/96    $14,878.19   $14,815.06      $17,507.65       $16,146.70
08/31/96    $14,846.53   $14,773.39      $17,507.65       $16,138.62
09/30/96    $15,044.66   $14,962.01      $17,687.98       $16,369.41
10/31/96    $15,250.90   $15,157.52      $17,910.85       $16,544.56
11/30/96    $15,502.87   $15,398.21      $18,272.65       $16,832.43
12/31/96    $15,464.88   $15,350.78      $18,190.42       $16,760.05
01/31/97    $15,491.34   $15,367.03      $18,261.36       $16,760.05
02/28/97    $15,631.86   $15,497.46      $18,433.02       $16,905.87
03/31/97    $15,402.97   $15,261.37      $18,186.02       $16,686.09
04/30/97    $15,566.89   $15,414.30      $18,320.59       $16,826.25
05/31/97    $15,795.59   $15,630.89      $18,580.75       $17,066.87
06/30/97    $15,958.26   $15,782.10      $18,785.13       $17,259.72
07/31/97    $16,454.72   $16,262.87      $19,313.00       $17,780.97
08/31/97    $16,255.40   $16,055.54      $19,125.66       $17,574.71
09/30/97    $16,467.54   $16,255.12      $19,368.56       $17,792.63
10/31/97    $16,586.95   $16,362.62      $19,471.21       $17,904.73
11/30/97    $16,721.08   $16,484.69      $19,560.78       $18,006.79
12/31/97    $17,051.86   $16,800.03      $19,869.84       $18,293.09
01/31/98    $17,190.02   $16,925.37      $20,090.39       $18,466.88
02/28/98    $17,174.86   $16,916.68      $20,088.38       $18,455.80
03/31/98    $17,199.22   $16,929.89      $20,074.32       $18,461.33
04/30/98    $17,041.09   $16,747.88      $19,963.91       $18,346.87
05/31/98    $17,427.56   $17,116.85      $20,303.30       $18,645.93
06/30/98    $17,498.95   $17,176.44      $20,378.42       $18,707.46
07/31/98    $17,523.23   $17,189.33      $20,411.03       $18,733.65
08/31/98    $17,847.24   $17,496.18      $20,766.18       $19,024.02
09/30/98    $18,119.37   $17,752.12      $21,075.60       $19,250.41
10/31/98    $18,022.70   $17,646.22      $21,084.03       $19,177.26
11/30/98    $18,143.31   $17,753.41      $21,147.28       $19,236.71
12/31/98    $18,149.19   $17,747.85      $21,212.83       $19,269.41
01/31/99    $18,341.16   $17,924.02      $21,537.39       $19,485.23
02/28/99    $18,219.93   $17,794.94      $21,343.55       $19,360.52
03/31/99    $18,208.92   $17,772.69      $21,332.88       $19,362.46
04/30/99    $18,280.65   $17,848.57      $21,390.48       $19,406.99
05/31/99    $18,131.41   $17,674.70      $21,240.75       $19,253.67

* 8/6/93 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class A Shares, adjusted for Class B Share expenses.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1999

--------------------------------------------------------------------------------
 COLORADO TAX-FREE FUND

During the fiscal year ended May 31, 1999, the Fund outperformed its benchmark, the Lipper Colorado Municipal Debt Average. The Fund's total return was 3.79% versus 3.53% for the benchmark.

Changes in interest rates are typically the single most important economic factor that influences the total return of the fund. Interest rates fell during the first five months of the fiscal year as the Federal Reserve Board (the Fed) lowered interest rates in response to various international economic problems. As economic conditions overseas stabilized later in the period, interest rates slowly increased. However, the net change in long-term interest rates on municipal bonds for the year is a modest increase of 0.10%.

We have been surprised by the degree of rise in interest rates during 1999. In our view, inflation is not an imminent problem in the U.S. and therefore, the rise in interest rates is an over-reaction. Nevertheless, long-term interest rates have risen in anticipation of at least a 0.25% tightening by the Fed to insure the economy does not overheat.

The Fund's objective is to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes consistent with the preservation of capital. Given our outlook for interest rates, we will make changes to the portfolio to maintain the desired level of market exposure. Our current plan is to keep the portfolio positioned for an eventual decline in interest rates. We don't expect much additional increase. We make adjustments to the portfolio seeking to maximize the return while maintaining a prudent level of risk.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  COLORADO TAX-FREE FUND ("FUND") VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX
                              ("LEHMAN INDEX") AND
           LIPPER COLORADO MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                     AVERAGE ANNUAL TOTAL RETURN
                                          AS OF MAY 31, 1999
                           ------------------------------------------------
                                                      LEHMAN      LIPPER
                            A SHARES     B SHARES*     INDEX     AVERAGE+
                           -----------  -----------  ---------  -----------
ONE YEAR                        (0.88)%      (1.02)%      4.62%       3.53%
FIVE YEAR                        6.11%        6.13%       7.42%       6.49%
SINCE INCEPTION                  5.42%        5.33%       6.74%       5.72%
INCEPTION DATE                 6/1/93       6/1/93     5/31/93     5/31/93
VALUE MAY 31, 1999            $13,723      $13,656     $14,793     $13,962

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES     LEHMAN INDEX   LIPPER AVERAGE
05/31/93     $9,550.00   $10,000.00      $10,000.00       $10,000.00
06/30/93     $9,685.30   $10,135.69      $10,197.00       $10,156.00
07/31/93     $9,671.33   $10,114.59      $10,222.49       $10,185.45
08/31/93     $9,923.02   $10,375.58      $10,434.10       $10,386.11
09/30/93    $10,061.09   $10,533.69      $10,562.44       $10,513.85
10/31/93    $10,056.28   $10,512.01      $10,579.34       $10,538.04
11/30/93     $9,933.20   $10,377.01      $10,492.59       $10,453.73
12/31/93    $10,175.97   $10,623.31      $10,716.08       $10,650.26
01/31/94    $10,334.98   $10,782.83      $10,847.89       $10,789.78
02/28/94    $10,027.28   $10,466.04      $10,550.65       $10,504.93
03/31/94     $9,617.20   $10,031.41      $10,145.51       $10,061.62
04/30/94     $9,644.56   $10,043.79      $10,273.34       $10,090.80
05/31/94     $9,743.03   $10,140.08      $10,339.09       $10,191.71
06/30/94     $9,671.41   $10,059.38      $10,294.63       $10,116.29
07/31/94     $9,833.26   $10,231.63      $10,467.58       $10,305.47
08/31/94     $9,864.22   $10,246.78      $10,508.41       $10,319.89
09/30/94     $9,713.62   $10,083.87      $10,366.54       $10,158.90
10/31/94     $9,558.41    $9,916.94      $10,215.19        $9,972.99
11/30/94     $9,383.39    $9,729.58      $10,022.13        $9,761.57
12/31/94     $9,572.66    $9,918.98      $10,202.52        $9,993.89
01/31/95     $9,767.11   $10,114.31      $10,466.77       $10,290.71
02/28/95    $10,024.19   $10,385.14      $10,762.98       $10,580.91
03/31/95    $10,112.33   $10,469.24      $10,908.28       $10,654.98
04/30/95    $10,141.82   $10,482.85      $10,921.37       $10,668.83
05/31/95    $10,471.25   $10,816.28      $11,267.58       $10,997.43
06/30/95    $10,391.12   $10,726.53      $11,197.72       $10,891.85
07/31/95    $10,508.26   $10,840.97      $11,362.32       $10,969.18
08/31/95    $10,661.36   $10,991.91      $11,516.85       $11,088.75
09/30/95    $10,720.01   $11,045.37      $11,590.56       $11,151.95
10/31/95    $10,873.61   $11,196.67      $11,723.85       $11,327.04
11/30/95    $11,061.12   $11,393.74      $11,880.95       $11,519.60
12/31/95    $11,199.56   $11,517.44      $11,953.42       $11,652.07
01/31/96    $11,280.45   $11,604.66      $12,074.15       $11,721.99
02/29/96    $11,194.79   $11,509.75      $11,924.43       $11,652.83
03/31/96    $11,057.64   $11,361.76      $11,882.70       $11,487.36
04/30/96    $10,997.53   $11,293.30      $11,849.43       $11,451.75
05/31/96    $11,031.56   $11,309.19      $11,962.00       $11,467.78
06/30/96    $11,168.51   $11,454.41      $12,076.83       $11,567.55
07/31/96    $11,299.79   $11,570.11      $12,192.77       $11,663.56
08/31/96    $11,278.53   $11,552.04      $12,192.77       $11,669.39
09/30/96    $11,462.67   $11,722.17      $12,318.35       $11,811.76
10/31/96    $11,595.78   $11,850.71      $12,473.57       $11,936.96
11/30/96    $11,750.85   $12,001.51      $12,725.53       $12,126.76
12/31/96    $11,746.02   $11,989.04      $12,668.27       $12,094.02
01/31/97    $11,811.45   $12,047.96      $12,717.67       $12,108.53
02/28/97    $11,893.00   $12,124.16      $12,837.22       $12,209.03
03/31/97    $11,732.61   $11,953.72      $12,665.20       $12,067.41
04/30/97    $11,842.08   $12,057.82      $12,758.92       $12,163.95
05/31/97    $12,024.10   $12,235.25      $12,940.10       $12,323.29
06/30/97    $12,145.45   $12,351.09      $13,082.44       $12,478.57
07/31/97    $12,540.94   $12,744.98      $13,450.06       $12,847.93
08/31/97    $12,345.14   $12,538.19      $13,319.59       $12,715.60
09/30/97    $12,516.04   $12,715.96      $13,488.75       $12,865.64
10/31/97    $12,641.50   $12,822.93      $13,560.24       $12,960.85
11/30/97    $12,718.14   $12,904.87      $13,622.62       $13,023.06
12/31/97    $12,954.86   $13,136.21      $13,837.86       $13,228.83
01/31/98    $13,070.77   $13,245.07      $13,991.46       $13,363.76
02/28/98    $13,071.20   $13,225.66      $13,990.06       $13,351.73
03/31/98    $13,076.43   $13,222.60      $13,980.26       $13,357.07
04/30/98    $12,958.02   $13,107.25      $13,903.37       $13,275.59
05/31/98    $13,221.64   $13,365.09      $14,139.73       $13,485.35
06/30/98    $13,274.14   $13,397.47      $14,192.05       $13,531.20
07/31/98    $13,291.78   $13,406.80      $14,214.75       $13,558.26
08/31/98    $13,520.61   $13,628.91      $14,462.09       $13,758.92
09/30/98    $13,723.32   $13,824.73      $14,677.58       $13,922.65
10/31/98    $13,612.27   $13,704.20      $14,683.45       $13,887.85
11/30/98    $13,713.75   $13,797.84      $14,727.50       $13,943.40
12/31/98    $13,750.20   $13,825.73      $14,773.15       $13,964.31
01/31/99    $13,894.40   $13,961.79      $14,999.18       $14,108.15
02/28/99    $13,776.89   $13,848.74      $14,864.19       $14,024.91
03/31/99    $13,768.41   $13,818.60      $14,856.76       $14,023.51
04/30/99    $13,809.69   $13,864.43      $14,896.87       $14,057.16
05/31/99    $13,722.83   $13,655.57      $14,792.59       $13,961.57

* 8/2/93 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class A Shares, adjusted for Class B Share expenses.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 MINNESOTA TAX-FREE FUND

During the fiscal year ended May 31, 1999, the Fund returned 3.96%, outperforming the Lipper Minnesota Municipal Debt Average, which returned 3.66%. Early in the fiscal year the Fund outperformed its benchmark as interest rates declined, then underperformed in October as rates spiked upward. Since our interest rate outlook over the past year has been for lower rates, the portfolio duration has been maintained somewhat long relative to the peer group duration. We focus on favorable coupon and call structure that will produce good price performance in that type of interest rate environment. While we have continued to believe in our outlook long term, it has hurt our performance during the period of volatile rate movements.
The prime driver of performance was the movement of interest rates, which fell to all-time low levels early in the period, then spiked higher in October 1998 and have gradually risen since. Quality spreads have been very narrow and trading opportunities have been limited, so relative performance has been determined chiefly by having the correct interest rate outlook and having the Fund structured to take advantage of the movement in rates. Municipals traded very cheap relative to taxable fixed income securities during the early part of the fiscal year but as interest rates have moved higher, municipals have outperformed. Therefore, municipal funds declined less in value as rates rose, than did taxable fixed income funds during that period.
We expect the the Fed to remain vigilant against inflation. We think that a small rate hike may be warranted later this summer, but that will be sufficient to ease inflation worries. They have accomplished a lot with "jawboning" and will continue to use that technique to guide interest rates higher if the level of growth creates the need. This portfolio is positioned somewhat long in duration compared to its peer group and has a core, non-callable segment that will provide good price performance in the interest rate environment that we anticipate. We will maintain this strategy until and unless our rate outlook calls for a more cautious strategy.
We expect rates to decline from their current levels and that the low inflation environment will make municipals very attractive relative to other investment alternatives. Over the past few months, municipals have significantly outperformed taxable bonds, but still remain attractive by historical norms. The Minnesota economy remains very strong, which is creating many financing needs that will provide attractive investment opportunities for the Fund. The strategy for this Fund focuses on total return performance relative to a peer group consisting of primarily long-term (longer than seven years) Minnesota funds.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  MINNESOTA TAX-FREE FUND ("FUND") VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN INDEX") AND LIPPER MINNESOTA MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN
                                    AS OF MAY 31, 1999
                           ------------------------------------
                                                       LEHMAN       LIPPER
                            A SHARES    B SHARES*      INDEX       AVERAGE+
                           ----------   ----------   ----------   ----------
ONE YEAR                       (0.72)%      (0.79)%       4.62%        3.66%
FIVE YEAR                       5.83%        5.85%        7.42%        5.90%
TEN YEAR                        6.19%        5.86%        8.10%        6.61%
VALUE MAY 31, 1999         $  18,229    $  17,683    $  21,799    $  18,969

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES    B SHARES    LEHMAN INDEX   LIPPER AVERAGE
05/31/89    $9,550.00  $10,000.00      $10,000.00       $10,000.00
06/30/89    $9,620.55  $10,067.68      $10,117.00       $10,127.00
07/31/89    $9,733.84  $10,179.78      $10,262.68       $10,220.17
08/31/89    $9,659.86  $10,095.90      $10,202.13       $10,152.72
09/30/89    $9,632.57  $10,061.12      $10,154.18       $10,112.10
10/31/89    $9,758.85  $10,186.58      $10,269.94       $10,241.54
11/30/89    $9,886.08  $10,313.07      $10,441.45       $10,369.56
12/31/89    $9,939.27  $10,361.96      $10,549.00       $10,431.78
01/31/90    $9,910.99  $10,325.84      $10,517.35       $10,368.14
02/28/90    $9,997.36  $10,409.86      $10,590.97       $10,466.64
03/31/90    $9,992.30  $10,397.93      $10,574.03       $10,486.53
04/30/90    $9,912.74  $10,308.69      $10,644.87       $10,389.00
05/31/90   $10,106.09  $10,503.17      $10,875.87       $10,599.90
06/30/90   $10,189.89  $10,583.74      $10,978.10       $10,690.00
07/31/90   $10,302.40  $10,693.83      $11,130.69       $10,845.00
08/31/90   $10,208.97  $10,590.00      $10,970.41       $10,673.65
09/30/90   $10,215.27  $10,589.98      $10,972.61       $10,700.34
10/31/90   $10,382.88  $10,756.95      $11,214.00       $10,849.07
11/30/90   $10,528.67  $10,901.33      $11,442.77       $11,067.14
12/31/90   $10,570.23  $10,937.33      $11,470.23       $11,120.26
01/31/91   $10,676.29  $11,040.07      $11,659.49       $11,235.91
02/28/91   $10,757.89  $11,118.08      $11,759.76       $11,310.07
03/31/91   $10,761.29  $11,114.47      $11,753.88       $11,331.56
04/30/91   $10,858.53  $11,208.01      $11,916.09       $11,460.74
05/31/91   $10,940.08  $11,285.01      $12,005.46       $11,560.44
06/30/91   $10,968.10  $11,306.93      $11,991.05       $11,547.73
07/31/91   $11,022.25  $11,355.51      $12,116.96       $11,682.84
08/31/91   $11,124.95  $11,454.04      $12,280.54       $11,805.51
09/30/91   $11,208.01  $11,532.47      $12,468.43       $11,929.46
10/31/91   $11,274.99  $11,594.01      $12,569.42       $12,016.55
11/30/91   $11,307.81  $11,620.57      $12,590.79       $12,033.37
12/31/91   $11,472.06  $11,781.90      $12,858.97       $12,252.38
01/31/92   $11,508.79  $11,812.08      $12,885.98       $12,284.23
02/29/92   $11,538.62  $11,835.62      $12,866.65       $12,319.86
03/31/92   $11,594.53  $11,885.40      $12,847.35       $12,340.80
04/30/92   $11,662.02  $11,947.21      $12,969.40       $12,425.95
05/31/92   $11,764.66  $12,044.72      $13,121.14       $12,563.88
06/30/92   $11,889.21  $12,164.77      $13,348.14       $12,754.85
07/31/92   $12,134.90  $12,408.37      $13,785.96       $13,151.53
08/31/92   $12,049.16  $12,312.76      $13,623.28       $12,993.71
09/30/92   $12,127.59  $12,385.27      $13,736.35       $13,037.89
10/31/92   $12,054.31  $12,302.52      $13,596.24       $12,834.50
11/30/92   $12,223.55  $12,467.63      $13,845.05       $13,114.29
12/31/92   $12,337.88  $12,576.25      $14,005.66       $13,261.17
01/31/93   $12,457.11  $12,689.75      $14,240.95       $13,421.63
02/28/93   $12,800.02  $13,031.74      $14,762.17       $13,845.75
03/31/93   $12,662.26  $12,883.14      $14,546.64       $13,729.45
04/30/93   $12,789.71  $13,004.84      $14,684.84       $13,876.36
05/31/93   $12,864.26  $13,072.32      $14,736.23       $13,958.23
06/30/93   $13,061.95  $13,265.12      $15,026.54       $14,181.56
07/31/93   $13,083.96  $13,278.99      $15,064.10       $14,194.32
08/31/93   $13,368.78  $13,542.70      $15,375.93       $14,488.14
09/30/93   $13,581.72  $13,749.87      $15,565.05       $14,669.24
10/31/93   $13,575.90  $13,722.65      $15,589.96       $14,695.65
11/30/93   $13,437.38  $13,586.53      $15,462.12       $14,575.15
12/31/93   $13,724.17  $13,854.74      $15,791.46       $14,849.16
01/31/94   $13,865.26  $14,002.01      $15,985.70       $15,003.59
02/28/94   $13,496.63  $13,621.12      $15,547.69       $14,643.50
03/31/94   $12,959.06  $13,068.74      $14,950.66       $14,046.05
04/30/94   $13,009.52  $13,111.88      $15,139.04       $14,093.80
05/31/94   $13,114.39  $13,209.48      $15,235.93       $14,240.38
06/30/94   $13,024.46  $13,110.68      $15,170.41       $14,159.21
07/31/94   $13,169.73  $13,248.56      $15,425.28       $14,392.84
08/31/94   $13,250.56  $13,321.34      $15,485.44       $14,427.38
09/30/94   $13,032.56  $13,093.35      $15,276.38       $14,215.30
10/31/94   $12,834.37  $12,873.24      $15,053.35       $13,940.94
11/30/94   $12,583.66  $12,626.99      $14,768.84       $13,603.57
12/31/94   $12,900.18  $12,935.81      $15,034.68       $13,947.74
01/31/95   $13,277.89  $13,306.61      $15,424.08       $14,360.59
02/28/95   $13,671.27  $13,692.78      $15,860.58       $14,768.44
03/31/95   $13,782.48  $13,781.11      $16,074.69       $14,873.29
04/30/95   $13,789.48  $13,793.11      $16,093.98       $14,874.78
05/31/95   $14,235.62  $14,216.87      $16,604.16       $15,289.79
06/30/95   $14,100.89  $14,086.35      $16,501.22       $15,127.71
07/31/95   $14,177.93  $14,154.82      $16,743.79       $15,198.81
08/31/95   $14,342.28  $14,309.86      $16,971.50       $15,349.28
09/30/95   $14,424.00  $14,382.17      $17,080.12       $15,444.45
10/31/95   $14,668.57  $14,617.01      $17,276.54       $15,665.30
11/30/95   $14,941.97  $14,866.53      $17,508.05       $15,931.61
12/31/95   $15,120.14  $15,048.09      $17,614.85       $16,098.90
01/31/96   $15,210.49  $15,128.66      $17,792.75       $16,166.51
02/29/96   $15,073.53  $14,983.17      $17,572.12       $16,051.73
03/31/96   $14,854.44  $14,755.86      $17,510.62       $15,790.09
04/30/96   $14,803.38  $14,696.03      $17,461.59       $15,731.66
05/31/96   $14,801.03  $14,683.72      $17,627.48       $15,752.11
06/30/96   $14,989.33  $14,862.03      $17,796.70       $15,909.63
07/31/96   $15,112.09  $14,959.91      $17,967.55       $16,040.09
08/31/96   $15,067.41  $14,919.73      $17,967.55       $16,038.49
09/30/96   $15,315.95  $15,157.17      $18,152.62       $16,246.99
10/31/96   $15,484.46  $15,314.19      $18,381.34       $16,404.59
11/30/96   $15,757.55  $15,559.90      $18,752.64       $16,663.78
12/31/96   $15,692.25  $15,500.09      $18,668.25       $16,595.46
01/31/97   $15,688.52  $15,486.27      $18,741.06       $16,600.44
02/28/97   $15,810.40  $15,597.54      $18,917.23       $16,741.54
03/31/97   $15,591.83  $15,372.62      $18,663.74       $16,538.97
04/30/97   $15,762.85  $15,516.96      $18,801.85       $16,672.93
05/31/97   $15,982.13  $15,737.85      $19,068.83       $16,883.01
06/30/97   $16,137.99  $15,881.56      $19,278.59       $17,050.15
07/31/97   $16,631.17  $16,356.53      $19,820.32       $17,493.46
08/31/97   $16,409.87  $16,128.54      $19,628.06       $17,329.02
09/30/97   $16,629.20  $16,334.07      $19,877.34       $17,512.71
10/31/97   $16,759.80  $16,451.96      $19,982.69       $17,621.28
11/30/97   $16,857.90  $16,538.07      $20,074.61       $17,718.20
12/31/97   $17,129.20  $16,793.55      $20,391.79       $17,946.77
01/31/98   $17,308.35  $16,958.19      $20,618.14       $18,101.11
02/28/98   $17,309.21  $16,934.00      $20,616.07       $18,097.49
03/31/98   $17,315.55  $16,944.72      $20,601.64       $18,117.40
04/30/98   $17,194.76  $16,815.98      $20,488.33       $18,041.30
05/31/98   $17,534.46  $17,137.38      $20,836.64       $18,299.29
06/30/98   $17,602.77  $17,177.90      $20,913.73       $18,368.83
07/31/98   $17,625.46  $17,204.68      $20,947.19       $18,400.06
08/31/98   $17,936.10  $17,496.91      $21,311.68       $18,670.54
09/30/98   $18,197.27  $17,725.17      $21,629.22       $18,862.84
10/31/98   $18,074.02  $17,609.36      $21,637.87       $18,823.23
11/30/98   $18,157.85  $17,680.16      $21,702.78       $18,894.76
12/31/98   $18,195.27  $17,689.39      $21,770.06       $18,940.11
01/31/99   $18,364.45  $17,858.53      $22,103.14       $19,108.68
02/28/99   $18,280.87  $17,767.00      $21,904.22       $19,030.33
03/31/99   $18,286.70  $17,761.36      $21,893.26       $19,036.04
04/30/99   $18,339.27  $17,801.33      $21,952.38       $19,081.73
05/31/99   $18,228.61  $17,682.66      $21,798.71       $18,969.14

* 8/6/93 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class A Shares, adjusted for Class B share expenses.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.50% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 GROWTH BALANCED FUND

The assets of the Fund consist of a 65% stock and 35% bond mix, and experienced a return of 16.18% during the fiscal period ended May 31, 1999.
For most of the fiscal period, investors continued to rotate back to growth stocks. A low interest rate environment, along with moderate economic growth, boosted the market in general, and growth stocks in particular. While stocks with large market capitalizations and high price/earnings ratios performed best during the period, small stocks rebounded during the final two-thirds of the fiscal year and showed signs of improved momentum as the fiscal year closed. In continental Europe, holdings in telecommunications, semiconductor and oil sectors performed well. The area where stock selection detracted was in Japan. Limited growth prospects and big challenges in improving returns are expected to continue for many Japanese banks. Economic growth is expected to be moderate in the U.S. and parts of Europe, but the rest of the world may witness an upturn in growth.
Beginning in June of 1998, a powerful and sustained bond market rally drove interest rates on long bonds about 3/4% lower. The second half of the period yields turned sharply higher, ending nearly where they began 12 months before. Interest rates were extremely volatile over the past twelve months. From perceived global deflation to rampant economic growth, the bond market experienced several twists of fate during the period.
The diversified equity component, which makes up 65% of the Fund's assets, returned 15.08% during the fiscal period. This component is comprised of large cap growth and value stocks, small company growth and value issues and non-U.S. stocks. The diversified bond style, comprising 35% of assets, returned 4.15%. This portfolio consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  GROWTH BALANCED FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX"), FUND
  COMPOSITE BENCHMARK ("BENCHMARK") AND LIPPER BALANCED FUND AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with two broad-based securities market indices and two peer based averages. The Fund's total return includes operating expenses that reduce returns, while the total returns of the Indices do not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Indices are unmanaged and are not available for investment. The Benchmark represents the appropriate base allocation percentages applied to the Lipper Universe Averages. The Lipper Universe Averages do not include sales charges but do include management fees and expenses. The Lipper Universe Averages are calculated by taking arithmetic averages of the returns of the funds in the groups. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                                  AVERAGE ANNUAL TOTAL RETURN
                                                      AS OF MAY 31, 1999
                   -----------------------------------------------------------------------------------------
                                                             S&P       LEHMAN                      LIPPER
                   A SHARES*+   B SHARES**+  C SHARES**+    INDEX       INDEX      BENCHMARK++    AVERAGE++
                   -----------  -----------  -----------  ---------  -----------  -------------  -----------
ONE YEAR                 9.50%       11.39%       15.48%      21.04%       4.78%         8.71%         8.26%
FIVE YEAR               15.61%       16.03%       16.16%      25.84%       7.02%        14.70%        14.63%
TEN YEAR                12.97%       12.81%       12.82%      18.10%       7.90%        12.02%        12.15%
VALUE MAY 31,
 1999               $  33,843    $  33,370    $  33,394   $  52,810   $  21,390     $  31,142     $  31,503

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES     S&P INDEX    LEHMAN INDEX    BENCHMARK   LIPPER AVERAGE
05/31/89     $9,425.00   $10,000.00   $10,000.00      $10,000.00   $10,000.00       $10,000.00
06/30/89     $9,403.00    $9,971.02    $9,989.54      $10,252.00   $10,058.00       $10,033.00
07/31/89    $10,036.00   $10,636.37   $10,890.70      $10,462.17   $10,560.90       $10,583.81
08/31/89    $10,143.00   $10,741.44   $11,102.89      $10,327.20   $10,645.39       $10,660.02
09/30/89    $10,191.00   $10,785.94   $11,057.68      $10,375.74   $10,634.74       $10,713.32
10/31/89    $10,051.00   $10,631.15   $10,801.25      $10,595.71   $10,518.82       $10,547.26
11/30/89    $10,219.00   $10,802.64   $11,020.63      $10,696.37   $10,658.72       $10,691.76
12/31/89    $10,364.00   $10,947.76   $11,284.90      $10,725.25   $10,761.05       $10,844.65
01/31/90     $9,932.00   $10,485.46   $10,527.68      $10,656.61   $10,313.39       $10,405.44
02/28/90    $10,003.00   $10,553.26   $10,664.28      $10,696.03   $10,391.77       $10,469.95
03/31/90    $10,192.00   $10,745.65   $10,946.66      $10,709.94   $10,528.94       $10,606.06
04/30/90    $10,099.00   $10,641.12   $10,673.98      $10,672.45   $10,331.00       $10,418.34
05/31/90    $10,865.00   $11,441.13   $11,712.46      $10,907.25   $10,932.26       $11,074.69
06/30/90    $10,993.00   $11,569.00   $11,633.51      $11,053.41   $10,982.55       $11,134.49
07/31/90    $10,951.00   $11,518.19   $11,596.33      $11,207.05   $10,980.35       $11,147.86
08/31/90    $10,283.00   $10,807.72   $10,549.41      $11,161.10   $10,369.84       $10,435.51
09/30/90     $9,891.00   $10,388.82   $10,036.71      $11,247.04   $10,084.67       $10,018.09
10/31/90     $9,953.00   $10,446.65    $9,994.28      $11,377.51   $10,062.49       $10,027.10
11/30/90    $10,338.00   $10,844.70   $10,639.04      $11,550.44   $10,514.29       $10,418.16
12/31/90    $10,566.00   $11,078.09   $10,935.25      $11,708.68   $10,775.05       $10,636.94
01/31/91    $11,020.00   $11,546.35   $11,410.28      $11,826.94   $11,142.48       $11,011.36
02/28/91    $11,589.00   $12,137.27   $12,225.30      $11,921.56   $11,647.23       $11,569.64
03/31/91    $11,818.00   $12,368.69   $12,521.04      $12,002.62   $11,859.21       $11,764.01
04/30/91    $11,834.00   $12,377.80   $12,550.46      $12,133.45   $11,912.58       $11,838.12
05/31/91    $12,226.00   $12,780.53   $13,090.39      $12,207.47   $12,277.10       $12,151.83
06/30/91    $11,816.00   $12,343.95   $12,491.11      $12,216.01   $11,910.02       $11,786.06
07/31/91    $12,274.00   $12,813.87   $13,072.83      $12,351.61   $12,307.81       $12,197.40
08/31/91    $12,561.00   $13,106.05   $13,381.64      $12,587.53   $12,615.51       $12,474.28
09/30/91    $12,571.00   $13,109.19   $13,157.63      $12,804.03   $12,645.78       $12,542.88
10/31/91    $12,802.00   $13,341.43   $13,333.78      $12,950.00   $12,805.12       $12,717.23
11/30/91    $12,560.00   $13,081.71   $12,798.30      $13,098.92   $12,524.69       $12,448.90
12/31/91    $13,515.00   $14,066.52   $14,259.48      $13,418.54   $13,492.85       $13,345.22
01/31/92    $13,439.00   $13,978.07   $13,993.74      $13,296.43   $13,397.05       $13,305.18
02/29/92    $13,471.00   $14,003.98   $14,175.24      $13,348.28   $13,541.74       $13,443.56
03/31/92    $13,246.00   $13,761.85   $13,899.81      $13,296.23   $13,341.32       $13,217.70
04/30/92    $13,383.00   $13,895.07   $14,307.38      $13,413.23   $13,476.07       $13,352.53
05/31/92    $13,558.00   $14,068.42   $14,377.35      $13,621.14   $13,621.61       $13,540.80
06/30/92    $13,382.00   $13,876.43   $14,163.56      $13,822.73   $13,493.56       $13,417.57
07/31/92    $13,655.00   $14,151.92   $14,742.05      $14,097.80   $13,906.47       $13,750.33
08/31/92    $13,536.00   $14,019.28   $14,440.58      $14,238.78   $13,775.75       $13,655.45
09/30/92    $13,681.00   $14,160.35   $14,610.33      $14,432.43   $13,954.83       $13,789.28
10/31/92    $13,701.00   $14,173.00   $14,660.48      $14,244.81   $13,966.00       $13,760.32
11/30/92    $14,114.00   $14,590.86   $15,158.31      $14,194.95   $14,292.80       $14,079.56
12/31/92    $14,268.00   $14,740.86   $15,344.29      $14,380.90   $14,505.76       $14,311.87
01/31/93    $14,296.00   $14,760.84   $15,472.46      $14,661.33   $14,701.59       $14,517.96
02/28/93    $14,249.00   $14,703.36   $15,683.26      $14,892.98   $14,825.08       $14,660.24
03/31/93    $14,625.00   $15,082.24   $16,014.14      $14,952.55   $15,099.35       $14,988.63
04/30/93    $14,418.00   $14,859.00   $15,627.08      $15,072.17   $14,936.27       $14,909.19
05/31/93    $14,751.00   $15,192.33   $16,043.88      $15,039.01   $15,170.77       $15,182.03
06/30/93    $14,768.00   $15,201.97   $16,090.73      $15,275.13   $15,343.72       $15,292.85
07/31/93    $14,851.00   $15,276.89   $16,026.00      $15,311.79   $15,377.48       $15,370.85
08/31/93    $15,395.00   $15,827.04   $16,632.82      $15,555.24   $15,848.03       $15,905.75
09/30/93    $15,459.00   $15,883.21   $16,501.52      $15,620.58   $15,884.48       $15,956.65
10/31/93    $15,646.00   $16,065.42   $16,842.59      $15,662.75   $16,043.32       $16,184.83
11/30/93    $15,394.00   $15,788.98   $16,682.79      $15,575.04   $15,818.72       $15,922.64
12/31/93    $15,732.00   $16,132.88   $16,884.55      $15,646.68   $16,103.45       $16,287.27
01/31/94    $16,134.00   $16,535.78   $17,458.04      $15,820.36   $16,512.48       $16,736.79
02/28/94    $15,834.00   $16,219.55   $16,984.58      $15,586.22   $16,180.58       $16,408.75
03/31/94    $15,282.00   $15,642.39   $16,245.07      $15,329.05   $15,578.66       $15,804.91
04/30/94    $15,378.00   $15,731.55   $16,453.56      $15,224.81   $15,617.61       $15,861.81
05/31/94    $15,447.00   $15,791.65   $16,722.88      $15,235.47   $15,681.64       $15,909.39
06/30/94    $15,120.00   $15,446.78   $16,313.34      $15,236.99   $15,404.08       $15,648.48
07/31/94    $15,499.00   $15,825.39   $16,848.63      $15,456.41   $15,755.29       $16,006.83
08/31/94    $16,001.00   $16,328.02   $17,538.21      $15,504.32   $16,155.47       $16,437.41
09/30/94    $15,771.00   $16,083.60   $17,110.10      $15,361.68   $15,854.98       $16,172.77
10/31/94    $15,902.00   $16,207.23   $17,493.23      $15,360.30   $15,940.60       $16,324.80
11/30/94    $15,596.00   $15,887.01   $16,857.00      $15,291.18   $15,550.05       $15,897.09
12/31/94    $15,704.00   $15,993.37   $17,106.54      $15,344.70   $15,693.11       $16,011.55
01/31/95    $15,837.00   $16,117.51   $17,549.80      $15,604.02   $15,900.26       $16,152.45
02/28/95    $16,211.00   $16,484.10   $18,233.09      $15,927.02   $16,385.22       $16,604.72
03/31/95    $16,535.00   $16,804.54   $18,770.25      $16,017.81   $16,680.16       $16,945.11
04/30/95    $16,826.00   $17,089.15   $19,322.60      $16,214.83   $16,990.41       $17,295.88
05/31/95    $17,299.00   $17,560.66   $20,093.36      $16,704.52   $17,561.28       $17,830.32
06/30/95    $17,706.00   $17,960.50   $20,559.73      $16,816.44   $17,903.73       $18,163.75
07/31/95    $18,230.00   $18,484.40   $21,241.16      $16,818.12   $18,328.05       $18,645.09
08/31/95    $18,314.00   $18,552.87   $21,294.35      $16,971.16   $18,483.84       $18,766.28
09/30/95    $18,845.00   $19,085.01   $22,192.52      $17,093.35   $18,890.48       $19,199.78
10/31/95    $18,687.00   $18,912.55   $22,113.27      $17,283.09   $18,841.37       $19,119.14
11/30/95    $19,169.00   $19,390.40   $23,083.05      $17,509.50   $19,425.45       $19,665.95
12/31/95    $19,362.00   $19,566.24   $23,527.68      $17,693.35   $19,689.63       $19,982.57
01/31/96    $19,765.00   $19,966.57   $24,327.50      $17,845.51   $20,053.89       $20,328.27
02/29/96    $19,919.00   $20,110.52   $24,553.67      $17,636.72   $20,132.10       $20,405.52
03/31/96    $20,065.00   $20,244.30   $24,790.13      $17,546.77   $20,212.63       $20,527.95
04/30/96    $20,408.00   $20,579.75   $25,155.24      $17,485.36   $20,420.82       $20,842.03
05/31/96    $20,716.00   $20,877.77   $25,802.96      $17,471.37   $20,682.21       $21,108.80
06/30/96    $20,724.00   $20,874.04   $25,901.29      $17,656.57   $20,702.89       $21,129.91
07/31/96    $20,063.00   $20,193.58   $24,757.49      $17,709.54   $20,135.63       $20,483.34
08/31/96    $20,338.00   $20,454.71   $25,280.47      $17,723.70   $20,483.98       $20,849.99
09/30/96    $21,143.00   $21,254.45   $26,702.09      $17,970.06   $21,235.74       $21,600.59
10/31/96    $21,332.00   $21,432.48   $27,438.29      $18,288.13   $21,645.59       $21,920.28
11/30/96    $22,308.00   $22,394.71   $29,510.46      $18,529.54   $22,615.31       $22,873.81
12/31/96    $22,110.00   $22,187.69   $28,925.86      $18,410.95   $22,389.16       $22,686.24
01/31/97    $22,851.00   $22,912.18   $30,731.99      $18,482.75   $23,000.38       $23,269.28
02/28/97    $22,851.00   $22,899.00   $30,973.24      $18,517.87   $23,025.68       $23,294.88
03/31/97    $22,129.00   $22,166.09   $29,703.02      $18,390.09   $22,394.78       $22,686.88
04/30/97    $22,870.00   $22,889.68   $31,474.72      $18,605.26   $23,008.40       $23,256.32
05/31/97    $23,995.00   $23,999.70   $33,389.74      $18,759.68   $23,997.76       $24,363.32
06/30/97    $24,856.00   $24,847.23   $34,884.83      $18,930.39   $24,705.69       $25,128.33
07/31/97    $26,266.00   $26,245.16   $37,659.74      $19,314.68   $26,089.21       $26,455.11
08/31/97    $25,231.00   $25,192.96   $35,551.55      $19,218.11   $25,416.11       $25,711.72
09/30/97    $26,366.00   $26,308.94   $37,497.43      $19,441.04   $26,376.84       $26,789.04
10/31/97    $25,855.00   $25,779.92   $36,246.51      $19,656.83   $25,941.62       $26,180.93
11/30/97    $26,349.00   $26,256.64   $37,923.02      $19,700.08   $26,346.31       $26,560.55
12/31/97    $26,707.00   $26,598.44   $38,573.82      $19,857.68   $26,704.62       $26,897.87
01/31/98    $27,060.00   $26,932.97   $39,000.02      $20,117.82   $26,862.17       $27,118.43
02/28/98    $28,266.00   $28,115.87   $41,811.26      $20,101.72   $27,968.90       $28,311.64
03/31/98    $29,109.00   $28,934.32   $43,950.66      $20,166.05   $28,749.23       $29,214.79
04/30/98    $29,429.00   $29,236.37   $44,392.67      $20,266.88   $28,930.35       $29,416.37
05/31/98    $29,129.00   $28,918.68   $43,630.45      $20,414.83   $28,646.83       $29,098.67
06/30/98    $29,874.00   $29,642.88   $45,401.32      $20,545.48   $29,065.07       $29,552.61
07/31/98    $29,513.00   $29,263.51   $44,919.16      $20,617.39   $28,637.82       $29,174.34
08/31/98    $26,875.00   $26,630.40   $38,432.83      $20,941.08   $26,149.19       $26,458.21
09/30/98    $27,982.00   $27,714.58   $40,895.11      $21,466.70   $27,208.23       $27,429.22
10/31/98    $29,638.00   $29,308.15   $44,218.61      $21,445.24   $28,285.68       $28,564.79
11/30/98    $31,188.00   $30,830.12   $46,897.51      $21,443.09   $29,292.65       $29,638.83
12/31/98    $32,685.00   $32,296.24   $49,598.25      $21,528.86   $30,285.67       $30,691.01
01/31/99    $33,512.00   $33,109.88   $51,671.50      $21,647.27   $30,761.16       $31,182.06
02/28/99    $32,614.00   $32,209.45   $50,066.07      $21,329.06   $29,921.38       $30,255.95
03/31/99    $33,430.00   $32,990.55   $52,068.61      $21,489.03   $30,597.60       $30,988.15
04/30/99    $34,285.00   $33,825.89   $54,085.02      $21,555.64   $31,564.48       $31,982.87
05/31/99    $33,843.00   $33,370.25   $52,809.69      $21,389.66   $31,141.52       $31,503.13

* 10/14/98 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares, and have not been adjusted for Class A Share expenses. If such returns had been adjusted for Class A Share expenses, returns would have been lower. Performance shown for Class A Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).
** 10/1/98 was the inception date of Class B and C Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B and Class C Share expenses, respectively. Performance shown for Class B and Class C Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B and Class C Share expenses (before waivers and reimbursements), respectively.
+ Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 INCOME EQUITY FUND

During the fiscal year ended May 31, 1999, the Fund provided above average returns of 14.74% versus the Lipper Equity Income Average, which returned 8.10%. The Fund benefited during the period from an emphasis on capital goods and technology companies such as Hewlett Packard, Lucent Technologies, General Electric and United Technologies. Healthcare, led by Johnson & Johnson, American Home Products and Merck, also provided good relative performance.
Asian and some European countries had a negative impact on performance as a number of the Fund's holdings derived a fair amount of revenues from foreign sources. As prospects for those economies improved, stock prices rebounded at the end of the period for companies such as Honeywell, 3M, and DuPont. A positive turn is expected to continue in Asian economies, which may benefit the prospects for large U.S. companies doing business in those markets. A tightening of Federal Reserve Board policy may benefit stable, high quality dividend paying companies.
The Fund seeks to identify companies with consistent historical growth and strong future growth potential that are undervalued due to short-term controversies, including business slowdowns, industry pressures and management issues. We expect the trend will shift toward companies that have demonstrated consistent growth with above average dividend growth. The Fund will maintain its emphasis on capital goods and consumer cyclicals. A continued focus on above average dividend yield and better valuation may provide some stability within the Fund in a market downturn. No significant changes in positioning are anticipated in the near future.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 INCOME EQUITY FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
                LIPPER EQUITY INCOME AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                    AVERAGE ANNUAL TOTAL RETURN
                                        AS OF MAY 31, 1999
                   -------------------------------------------------------------
                                                             S&P       LIPPER
                   A SHARES*+   B SHARES**+  C SHARES**+    INDEX     AVERAGE++
                   -----------  -----------  -----------  ---------  -----------
ONE YEAR                 8.15%        9.90%       13.79%      21.04%       8.10%
FIVE YEAR               22.13%       22.59%       22.65%      25.84%      18.23%
TEN YEAR                15.98%       15.80%       15.80%      18.10%      13.67%
VALUE MAY 31,
 1999               $  44,047    $  43,385    $  43,355   $  52,810   $  36,028

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES    B SHARES    S&P INDEX   LIPPER AVERAGE
05/31/89    $9,425.00  $10,000.00   $10,000.00       $10,000.00
06/30/89    $9,325.13   $9,887.87    $9,989.54       $10,011.00
07/31/89   $10,063.33  $10,664.32   $10,890.70       $10,607.66
08/31/89   $10,216.84  $10,820.21   $11,102.89       $10,782.68
09/30/89   $10,109.39  $10,699.75   $11,057.68       $10,758.96
10/31/89    $9,971.28  $10,546.75   $10,801.25       $10,457.71
11/30/89   $10,175.96  $10,756.74   $11,020.63       $10,581.11
12/31/89   $10,386.37  $10,972.31   $11,284.90       $10,728.19
01/31/90    $9,755.75  $10,299.13   $10,527.68       $10,161.74
02/28/90    $9,798.32  $10,338.14   $10,664.28       $10,272.50
03/31/90   $10,094.54  $10,644.09   $10,946.66       $10,378.31
04/30/90    $9,937.57  $10,472.02   $10,673.98       $10,073.19
05/31/90   $10,837.95  $11,414.14   $11,712.46       $10,711.83
06/30/90   $10,914.85  $11,488.10   $11,633.51       $10,645.41
07/31/90   $10,953.85  $11,521.83   $11,596.33       $10,541.09
08/31/90   $10,110.01  $10,626.90   $10,549.41        $9,759.99
09/30/90    $9,743.12  $10,234.70   $10,036.71        $9,296.39
10/31/90    $9,747.26  $10,232.53    $9,994.28        $9,147.65
11/30/90   $10,237.83  $10,741.21   $10,639.04        $9,661.75
12/31/90   $10,521.88  $11,032.39   $10,935.25        $9,868.51
01/31/91   $10,945.98  $11,470.04   $11,410.28       $10,240.55
02/28/91   $11,739.01  $12,294.43   $12,225.30       $10,882.64
03/31/91   $12,009.75  $12,570.15   $12,521.04       $11,106.82
04/30/91   $12,047.00  $12,601.40   $12,550.46       $11,172.35
05/31/91   $12,528.11  $13,096.62   $13,090.39       $11,624.83
06/30/91   $11,947.37  $12,481.45   $12,491.11       $11,205.17
07/31/91   $12,357.88  $12,902.36   $13,072.83       $11,648.90
08/31/91   $12,704.07  $13,255.59   $13,381.64       $11,928.47
09/30/91   $12,538.20  $13,074.35   $13,157.63       $11,912.96
10/31/91   $12,662.89  $13,196.04   $13,333.78       $12,076.17
11/30/91   $12,215.71  $12,721.90   $12,798.30       $11,648.68
12/31/91   $13,547.90  $14,101.18   $14,259.48       $12,587.56
01/31/92   $13,182.34  $13,711.71   $13,993.74       $12,569.94
02/29/92   $13,277.72  $13,802.75   $14,175.24       $12,781.11
03/31/92   $13,219.17  $13,733.09   $13,899.81       $12,620.07
04/30/92   $13,646.45  $14,168.52   $14,307.38       $12,939.36
05/31/92   $13,649.20  $14,162.35   $14,377.35       $13,038.99
06/30/92   $13,438.02  $13,934.50   $14,163.56       $12,909.90
07/31/92   $14,090.22  $14,601.92   $14,742.05       $13,344.97
08/31/92   $13,769.06  $14,259.79   $14,440.58       $13,128.78
09/30/92   $13,885.03  $14,371.11   $14,610.33       $13,258.75
10/31/92   $13,811.38  $14,285.73   $14,660.48       $13,262.73
11/30/92   $14,206.20  $14,685.30   $15,158.31       $13,632.76
12/31/92   $14,294.12  $14,766.84   $15,344.29       $13,883.60
01/31/93   $14,181.87  $14,641.46   $15,472.46       $14,082.14
02/28/93   $14,419.09  $14,877.95   $15,683.26       $14,338.44
03/31/93   $14,886.06  $15,350.30   $16,014.14       $14,767.15
04/30/93   $14,675.45  $15,123.66   $15,627.08       $14,615.05
05/31/93   $15,099.71  $15,551.24   $16,043.88       $14,828.43
06/30/93   $14,994.55  $15,433.35   $16,090.73       $14,952.99
07/31/93   $14,970.91  $15,399.19   $16,026.00       $15,053.18
08/31/93   $15,567.76  $16,003.30   $16,632.82       $15,602.62
09/30/93   $15,411.23  $15,832.53   $16,501.52       $15,624.46
10/31/93   $15,492.29  $15,905.72   $16,842.59       $15,833.83
11/30/93   $15,278.81  $15,676.74   $16,682.79       $15,589.99
12/31/93   $15,384.96  $15,775.67   $16,884.55       $15,850.34
01/31/94   $15,801.74  $16,192.98   $17,458.04       $16,316.34
02/28/94   $15,328.87  $15,699.09   $16,984.58       $15,924.75
03/31/94   $14,687.82  $15,032.55   $16,245.07       $15,273.43
04/30/94   $14,896.35  $15,236.72   $16,453.56       $15,436.85
05/31/94   $15,279.43  $15,618.84   $16,722.88       $15,589.68
06/30/94   $14,916.22  $15,237.94   $16,313.34       $15,335.57
07/31/94   $15,333.16  $15,654.17   $16,848.63       $15,729.69
08/31/94   $16,330.79  $16,662.71   $17,538.21       $16,229.89
09/30/94   $16,062.25  $16,378.44   $17,110.10       $15,947.49
10/31/94   $16,377.62  $16,689.58   $17,493.23       $16,044.77
11/30/94   $15,901.90  $16,198.55   $16,857.00       $15,444.70
12/31/94   $16,099.50  $16,389.51   $17,106.54       $15,563.62
01/31/95   $16,572.00  $16,860.08   $17,549.80       $15,865.56
02/28/95   $17,285.05  $17,575.83   $18,233.09       $16,385.95
03/31/95   $17,748.96  $18,036.35   $18,770.25       $16,775.93
04/30/95   $18,290.19  $18,575.23   $19,322.60       $17,160.10
05/31/95   $18,986.06  $19,270.11   $20,093.36       $17,683.48
06/30/95   $19,114.93  $19,389.02   $20,559.73       $17,897.45
07/31/95   $19,604.61  $19,873.38   $21,241.16       $18,378.90
08/31/95   $19,699.12  $19,956.51   $21,294.35       $18,568.20
09/30/95   $20,730.03  $20,988.60   $22,192.52       $19,179.09
10/31/95   $20,635.53  $20,879.55   $22,113.27       $18,991.14
11/30/95   $21,760.95  $22,005.41   $23,083.05       $19,819.15
12/31/95   $22,286.17  $22,522.27   $23,527.68       $20,302.74
01/31/96   $23,073.05  $23,303.13   $24,327.50       $20,794.06
02/29/96   $23,204.20  $23,421.70   $24,553.67       $20,985.37
03/31/96   $23,475.24  $23,680.36   $24,790.13       $21,266.57
04/30/96   $23,813.17  $24,006.48   $25,155.24       $21,515.39
05/31/96   $24,379.31  $24,558.88   $25,802.96       $21,848.88
06/30/96   $24,644.69  $24,806.78   $25,901.29       $21,881.65
07/31/96   $23,659.61  $23,805.21   $24,757.49       $21,113.61
08/31/96   $23,979.09  $24,109.26   $25,280.47       $21,668.90
09/30/96   $25,036.34  $25,165.57   $26,702.09       $22,500.98
10/31/96   $25,509.23  $25,623.29   $27,438.29       $23,011.75
11/30/96   $27,302.64  $27,409.30   $29,510.46       $24,316.52
12/31/96   $26,798.12  $26,880.87   $28,925.86       $24,207.10
01/31/97   $28,122.81  $28,183.59   $30,731.99       $24,988.99
02/28/97   $28,525.58  $28,578.90   $30,973.24       $25,318.84
03/31/97   $27,627.39  $27,662.32   $29,703.02       $24,546.62
04/30/97   $28,518.31  $28,527.89   $31,474.72       $25,258.47
05/31/97   $29,841.18  $29,835.27   $33,389.74       $26,718.41
06/30/97   $31,118.28  $31,091.73   $34,884.83       $27,682.94
07/31/97   $33,178.38  $33,125.35   $37,659.74       $29,462.96
08/31/97   $31,571.61  $31,501.10   $35,551.55       $28,632.10
09/30/97   $33,169.47  $33,078.91   $37,497.43       $30,060.84
10/31/97   $32,140.96  $32,033.15   $36,246.51       $29,165.03
11/30/97   $33,674.55  $33,546.75   $37,923.02       $30,069.14
12/31/97   $34,320.60  $34,158.61   $38,573.82       $30,772.76
01/31/98   $34,367.04  $34,186.38   $39,000.02       $30,732.76
02/28/98   $36,670.56  $36,454.36   $41,811.26       $32,444.57
03/31/98   $38,601.67  $38,359.06   $43,950.66       $33,885.11
04/30/98   $38,955.81  $38,674.01   $44,392.67       $33,888.50
05/31/98   $38,387.32  $38,090.43   $43,630.45       $33,329.34
06/30/98   $38,997.39  $38,676.28   $45,401.32       $33,522.65
07/31/98   $37,885.05  $37,544.74   $44,919.16       $32,570.61
08/31/98   $33,127.22  $32,805.28   $38,432.83       $28,551.39
09/30/98   $34,953.44  $34,599.36   $40,895.11       $30,113.15
10/31/98   $37,438.74  $37,032.85   $44,218.61       $31,910.91
11/30/98   $39,198.24  $38,747.51   $46,897.51       $33,276.70
12/31/98   $40,435.33  $39,951.24   $49,598.25       $34,145.22
01/31/99   $40,321.69  $39,811.06   $51,671.50       $34,032.54
02/28/99   $40,416.39  $39,885.94   $50,066.07       $33,287.23
03/31/99   $41,994.51  $41,415.93   $52,068.61       $33,992.92
04/30/99   $44,160.74  $43,525.64   $54,085.02       $36,399.61
05/31/99   $44,046.73  $43,384.99   $52,809.69       $36,028.34

* 5/2/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).
** 5/2/96 and 10/1/98 were the inception dates of Class B and C Shares, respectively, of the Fund. Returns prior to May 2, 1996 for Class B Shares and prior to October 1, 1998 for Class C Shares are for Class I Shares, adjusted for Class B and Class C Share expenses, respectively. Performance shown for Class B and Class C Shares for the period prior to November 11, 1994 reflects performance of the Shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B and Class C Share expenses (before waivers and reimbursements), respectively.
+ Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1999

--------------------------------------------------------------------------------
 VALUGROWTH STOCK FUND

The Fund's performance was -0.16% for the fiscal year ended May 31, 1999, while the Lipper Growth Average was up 15.63%.

The Fund was underweight in large capitalization, high growth stocks and in the technology sector, and for most of the past 12 months it held a small but significant position in mid-cap issues versus large cap growth stocks. These are the primary reasons for its underperformance. In addition, growth managers have been willing to make investments at higher valuations than are typically made by the Fund.

The U.S. economy is in the midst of a technological revolution enabled by the widespread adoption of computer and Internet technology that has benefited a small number of very high-tech companies and a small number of companies that are early adopters of that technology. The Fund held some positions in such companies, but not as much as was held by other growth funds.

The Fund style is to invest in companies that are expected to have earnings and dividend growth faster than both inflation and the economy and to make such investments at reasonable prices.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  VALUGROWTH STOCK FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
                  AND LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                     AVERAGE ANNUAL TOTAL RETURN
                                          AS OF MAY 31, 1999
                           ------------------------------------------------
                                                        S&P       LIPPER
                            A SHARES     B SHARES*     INDEX     AVERAGE+
                           -----------  -----------  ---------  -----------
ONE YEAR                        (5.90)%      (4.15)%     21.04%      15.63%
FIVE YEAR                       13.63%       14.00%      25.84%      20.55%
TEN YEAR                        12.18%       12.00%      18.10%      15.64%
VALUE MAY 31, 1999            $31,578      $31,048     $52,810     $42,797

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES    B SHARES    S&P INDEX   LIPPER AVERAGE
05/31/89    $9,425.00  $10,000.00   $10,000.00       $10,000.00
06/30/89    $9,192.98   $9,747.63    $9,989.54        $9,877.00
07/31/89   $10,044.77  $10,644.61   $10,890.70       $10,600.98
08/31/89   $10,181.38  $10,782.60   $11,102.89       $10,869.19
09/30/89   $10,245.67  $10,844.01   $11,057.68       $10,889.84
10/31/89    $9,963.53  $10,538.49   $10,801.25       $10,544.63
11/30/89   $10,213.42  $10,796.31   $11,020.63       $10,697.53
12/31/89   $10,334.34  $10,916.97   $11,284.90       $10,814.13
01/31/90    $9,772.33  $10,316.31   $10,527.68       $10,114.46
02/28/90    $9,940.09  $10,487.48   $10,664.28       $10,285.39
03/31/90   $10,393.06  $10,958.69   $10,946.66       $10,591.90
04/30/90   $10,258.41  $10,809.96   $10,673.98       $10,359.93
05/31/90   $11,411.32  $12,017.98   $11,712.46       $11,334.80
06/30/90   $11,537.56  $12,143.48   $11,633.51       $11,369.94
07/31/90   $11,309.34  $11,895.54   $11,596.33       $11,184.61
08/31/90   $10,168.26  $10,687.74   $10,549.41       $10,165.69
09/30/90    $9,635.76  $10,121.41   $10,036.71        $9,585.23
10/31/90    $9,431.83   $9,900.75    $9,994.28        $9,409.82
11/30/90    $9,916.17  $10,403.07   $10,639.04       $10,048.75
12/31/90   $10,205.07  $10,699.50   $10,935.25       $10,403.47
01/31/91   $10,768.23  $11,283.13   $11,410.28       $11,081.78
02/28/91   $11,604.43  $12,152.82   $12,225.30       $11,881.88
03/31/91   $11,877.47  $12,431.01   $12,521.04       $12,271.61
04/30/91   $11,868.92  $12,414.39   $12,550.46       $12,259.34
05/31/91   $12,476.48  $13,041.97   $13,090.39       $12,799.97
06/30/91   $11,877.47  $12,407.74   $12,491.11       $12,147.17
07/31/91   $12,598.88  $13,153.45   $13,072.83       $12,790.97
08/31/91   $12,847.94  $13,405.10   $13,381.64       $13,183.66
09/30/91   $12,504.41  $13,038.38   $13,157.63       $13,058.41
10/31/91   $12,780.18  $13,317.62   $13,333.78       $13,331.33
11/30/91   $12,478.56  $12,995.10   $12,798.30       $12,811.41
12/31/91   $13,969.43  $14,539.40   $14,259.48       $14,256.54
01/31/92   $13,960.80  $14,521.15   $13,993.74       $14,292.18
02/29/92   $14,098.94  $14,656.18   $14,175.24       $14,509.42
03/31/92   $13,753.38  $14,287.61   $13,899.81       $14,093.00
04/30/92   $14,099.38  $14,638.24   $14,307.38       $14,052.13
05/31/92   $14,134.00  $14,664.84   $14,377.35       $14,164.55
06/30/92   $13,761.14  $14,268.93   $14,163.56       $13,772.19
07/31/92   $14,333.79  $14,853.62   $14,742.05       $14,262.48
08/31/92   $14,290.39  $14,799.17   $14,440.58       $13,957.26
09/30/92   $14,446.75  $14,951.98   $14,610.33       $14,193.14
10/31/92   $14,516.33  $15,014.46   $14,660.48       $14,475.58
11/30/92   $15,282.18  $15,797.33   $15,158.31       $15,197.92
12/31/92   $15,317.02  $15,823.03   $15,344.29       $15,460.84
01/31/93   $15,192.20  $15,684.01   $15,472.46       $15,652.55
02/28/93   $15,281.41  $15,767.07   $15,683.26       $15,434.98
03/31/93   $15,781.26  $16,272.77   $16,014.14       $15,874.88
04/30/93   $15,165.02  $15,627.29   $15,627.08       $15,392.28
05/31/93   $15,450.98  $15,912.01   $16,043.88       $15,971.03
06/30/93   $15,415.20  $15,865.33   $16,090.73       $16,010.96
07/31/93   $15,155.44  $15,587.87   $16,026.00       $15,948.52
08/31/93   $15,872.43  $16,306.17   $16,632.82       $16,634.31
09/30/93   $15,655.75  $16,075.73   $16,501.52       $16,787.34
10/31/93   $15,880.43  $16,260.19   $16,842.59       $17,022.36
11/30/93   $15,661.74  $16,026.53   $16,682.79       $16,715.96
12/31/93   $16,335.04  $16,709.11   $16,884.55       $17,189.02
01/31/94   $16,820.25  $17,195.60   $17,458.04       $17,744.23
02/28/94   $16,592.09  $16,952.22   $16,984.58       $17,462.10
03/31/94   $15,843.30  $16,174.86   $16,245.07       $16,653.60
04/30/94   $15,687.97  $16,006.17   $16,453.56       $16,716.88
05/31/94   $15,712.66  $16,040.87   $16,722.88       $16,802.14
06/30/94   $15,181.89  $15,487.41   $16,313.34       $16,230.87
07/31/94   $15,772.85  $16,083.44   $16,848.63       $16,662.61
08/31/94   $16,502.38  $16,815.79   $17,538.21       $17,454.08
09/30/94   $16,052.90  $16,355.47   $17,110.10       $17,129.44
10/31/94   $16,300.86  $16,590.46   $17,493.23       $17,412.07
11/30/94   $15,607.11  $15,870.98   $16,857.00       $16,764.34
12/31/94   $15,645.71  $15,910.49   $17,106.54       $16,911.87
01/31/95   $15,839.09  $16,089.47   $17,549.80       $17,043.78
02/28/95   $16,410.37  $16,664.43   $18,233.09       $17,686.33
03/31/95   $16,760.70  $17,003.94   $18,770.25       $18,188.62
04/30/95   $17,083.56  $17,324.77   $19,322.60       $18,579.68
05/31/95   $17,397.36  $17,625.95   $20,093.36       $19,150.08
06/30/95   $17,916.87  $18,145.75   $20,559.73       $19,975.44
07/31/95   $18,379.36  $18,609.09   $21,241.16       $20,928.27
08/31/95   $18,305.33  $18,514.48   $21,294.35       $21,083.14
09/30/95   $18,680.32  $18,883.63   $22,192.52       $21,702.99
10/31/95   $18,309.68  $18,495.35   $22,113.27       $21,394.80
11/30/95   $19,478.72  $19,670.26   $23,083.05       $22,165.02
12/31/95   $19,358.86  $19,528.75   $23,527.68       $22,227.08
01/31/96   $19,536.21  $19,700.47   $24,327.50       $22,729.41
02/29/96   $20,105.86  $20,258.84   $24,553.67       $23,265.82
03/31/96   $20,442.20  $20,588.22   $24,790.13       $23,449.62
04/30/96   $20,745.98  $20,879.47   $25,155.24       $24,207.05
05/31/96   $21,171.37  $21,290.18   $25,802.96       $24,843.69
06/30/96   $21,051.06  $21,157.45   $25,901.29       $24,528.18
07/31/96   $20,134.17  $20,220.94   $24,757.49       $23,098.19
08/31/96   $20,835.87  $20,908.99   $25,280.47       $23,890.45
09/30/96   $22,184.08  $22,257.37   $26,702.09       $25,280.88
10/31/96   $22,296.59  $22,343.42   $27,438.29       $25,498.29
11/30/96   $23,768.65  $23,806.21   $29,510.46       $27,079.19
12/31/96   $23,338.26  $23,361.04   $28,925.86       $26,664.88
01/31/97   $24,711.10  $24,718.99   $30,731.99       $28,000.79
02/28/97   $24,648.70  $24,644.73   $30,973.24       $27,656.38
03/31/97   $23,534.83  $23,509.56   $29,703.02       $26,373.12
04/30/97   $24,732.93  $24,697.77   $31,474.72       $27,409.58
05/31/97   $26,108.14  $26,045.12   $33,389.74       $29,396.78
06/30/97   $26,986.40  $26,915.06   $34,884.83       $30,552.07
07/31/97   $29,479.53  $29,376.35   $37,659.74       $33,100.12
08/31/97   $27,847.71  $27,727.37   $35,551.55       $31,987.95
09/30/97   $29,074.78  $28,941.96   $37,497.43       $33,756.89
10/31/97   $27,813.62  $27,657.96   $36,246.51       $32,480.87
11/30/97   $28,427.16  $28,259.47   $37,923.02       $33,042.79
12/31/97   $28,615.42  $28,429.30   $38,573.82       $33,369.92
01/31/98   $28,988.93  $28,772.71   $39,000.02       $33,546.78
02/28/98   $31,085.38  $30,845.43   $41,811.26       $36,079.56
03/31/98   $32,196.26  $31,921.03   $43,950.66       $37,681.49
04/30/98   $32,619.10  $32,338.46   $44,392.67       $38,133.67
05/31/98   $31,628.45  $31,331.72   $43,630.45       $37,012.54
06/30/98   $32,333.99  $32,006.97   $45,401.32       $38,337.59
07/31/98   $30,628.38  $30,300.42   $44,919.16       $37,440.49
08/31/98   $25,511.55  $25,217.61   $38,432.83       $31,311.48
09/30/98   $26,608.68  $26,285.74   $40,895.11       $33,168.25
10/31/98   $28,789.72  $28,421.99   $44,218.61       $35,519.88
11/30/98   $30,861.70  $30,447.75   $46,897.51       $37,675.94
12/31/98   $31,318.52  $30,883.40   $49,598.25       $40,656.11
01/31/99   $32,069.46  $31,603.71   $51,671.50       $42,318.94
02/28/99   $30,670.66  $30,208.11   $50,066.07       $40,596.56
03/31/99   $32,050.68  $31,543.69   $52,068.61       $42,374.69
04/30/99   $32,626.44  $32,098.93   $54,085.02       $43,599.32
05/31/99   $31,578.26  $31,048.47   $52,809.69       $42,797.09

* 8/5/93 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class A Shares, adjusted for Class B Share expenses.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 DIVERSIFIED EQUITY FUND

During the fiscal year ended May 31, 1999, the Fund returned 15.08%. We employ five unique and complementary equity styles that make up the strategic asset allocation of the Fund to help moderate the volatility of the Fund's annual return, improve its performance and provide effective diversification across a broad equity spectrum.

For most of the fiscal year, investors continued to rotate back to growth stocks. A low interest rate environment, along with moderate economic growth, boosted the market in general, and growth stocks in particular. While stocks with large market capitalizations and high price/earnings ratios performed best during the period, small stocks rebounded during the final two-thirds of the fiscal year, and showed signs of improved momentum as the fiscal year closed. In Continental Europe, holdings in telecommunications, semiconductor and oil sectors performed well. The area where stock selection detracted was in Japan. Limited growth prospects and big challenges in improving returns are expected to continue for many Japanese banks. Economic growth is expected to moderate in the U.S. and parts of Europe, but the rest of the world may witness an upturn in growth.

The large company style of the Diversified Equity Fund, which invests in large cap growth stocks, gained 33.41% during the fiscal year. The income equity style, which purchases higher-yielding large cap issues, returned 14.75%, while the index style, which tracks the S&P 500 Index, returned 20.57%. The diversified small cap style, which is comprised of a diversified portfolio of small company growth and value stocks, fell -14.54% during the year. The international style of non-U.S. growth stocks decreased -1.32% during the period.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
DIVERSIFIED EQUITY FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"),
   FUND COMPOSITE BENCHMARK ("BENCHMARK") AND LIPPER GROWTH & INCOME AVERAGE
                               ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and two peer based averages. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                          AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                           ----------------------------------------------------------------------------
                                                                                              LIPPER
                           A SHARES*+   B SHARES**+  C SHARES**+  S&P INDEX   BENCHMARK++   AVERAGE+++
                           -----------  -----------  -----------  ---------  -------------  -----------
ONE YEAR                         8.46%       10.24%       14.49%      21.04%       10.34%        11.42%
FIVE YEAR                       19.81%       20.25%       20.41%      25.84%       18.68%        20.06%
TEN YEAR                        15.75%       15.58%       15.61%      18.10%       14.46%        14.92%
VALUE MAY 31, 1999            $43,173      $42,526      $42,639     $52,810      $38,616       $40,209

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES     S&P INDEX    BENCHMARK   LIPPER AVERAGE
05/31/89     $9,425.00   $10,000.00   $10,000.00   $10,000.00       $10,000.00
06/30/89     $9,294.80    $9,855.69    $9,989.54    $9,925.00        $9,948.00
07/31/89    $10,133.71   $10,738.95   $10,890.70   $10,673.35       $10,631.43
08/31/89    $10,331.02   $10,941.20   $11,102.89   $10,856.93       $10,852.56
09/30/89    $10,384.60   $10,991.21   $11,057.68   $10,916.64       $10,808.07
10/31/89    $10,069.60   $10,650.81   $10,801.25   $10,561.85       $10,498.96
11/30/89    $10,297.50   $10,885.29   $11,020.63   $10,749.85       $10,662.74
12/31/89    $10,489.09   $11,080.88   $11,284.90   $10,980.97       $10,809.88
01/31/90     $9,841.56   $10,389.76   $10,527.68   $10,357.25       $10,193.72
02/28/90     $9,907.97   $10,453.89   $10,664.28   $10,443.22       $10,322.16
03/31/90    $10,189.81   $10,744.60   $10,946.66   $10,652.08       $10,543.06
04/30/90    $10,064.04   $10,605.36   $10,673.98   $10,401.76       $10,284.75
05/31/90    $11,165.77   $11,759.59   $11,712.46   $11,278.63       $11,091.08
06/30/90    $11,276.14   $11,868.58   $11,633.51   $11,294.42       $11,086.64
07/31/90    $11,167.10   $11,746.26   $11,596.33   $11,236.81       $11,000.16
08/31/90    $10,151.38   $10,670.38   $10,549.41   $10,200.78       $10,116.85
09/30/90     $9,487.23    $9,965.69   $10,036.71    $9,553.03        $9,617.08
10/31/90     $9,540.55   $10,015.36    $9,994.28    $9,542.52        $9,469.94
11/30/90    $10,046.23   $10,540.02   $10,639.04   $10,029.19       $10,035.29
12/31/90    $10,344.08   $10,845.80   $10,935.25   $10,287.94       $10,328.32
01/31/91    $10,994.36   $11,520.72   $11,410.28   $10,792.05       $10,826.15
02/28/91    $11,835.60   $12,395.60   $12,225.30   $11,569.08       $11,532.01
03/31/91    $12,121.51   $12,687.14   $12,521.04   $11,809.72       $11,800.71
04/30/91    $12,097.48   $12,654.17   $12,550.46   $11,843.97       $11,813.69
05/31/91    $12,675.41   $13,250.63   $13,090.39   $12,291.67       $12,289.78
06/30/91    $12,015.68   $12,552.79   $12,491.11   $11,723.79       $11,778.53
07/31/91    $12,669.89   $13,228.25   $13,072.83   $12,277.16       $12,273.22
08/31/91    $13,014.24   $13,579.36   $13,381.64   $12,560.76       $12,555.51
09/30/91    $12,944.98   $13,498.72   $13,157.63   $12,540.66       $12,436.23
10/31/91    $13,246.38   $13,804.41   $13,333.78   $12,740.06       $12,624.02
11/30/91    $12,811.97   $13,343.19   $12,798.30   $12,257.21       $12,125.37
12/31/91    $14,231.67   $14,813.26   $14,259.48   $13,424.10       $13,323.36
01/31/92    $14,110.44   $14,677.64   $13,993.74   $13,444.23       $13,323.36
02/29/92    $14,132.71   $14,692.05   $14,175.24   $13,620.35       $13,563.18
03/31/92    $13,774.50   $14,310.31   $13,899.81   $13,289.38       $13,338.03
04/30/92    $13,926.96   $14,459.88   $14,307.38   $13,454.17       $13,566.11
05/31/92    $14,114.27   $14,645.15   $14,377.35   $13,621.00       $13,650.22
06/30/92    $13,722.69   $14,229.81   $14,163.56   $13,328.15       $13,378.58
07/31/92    $14,196.70   $14,712.27   $14,742.05   $13,670.68       $13,822.75
08/31/92    $13,932.86   $14,429.48   $14,440.58   $13,461.52       $13,547.67
09/30/92    $14,056.93   $14,549.08   $14,610.33   $13,571.90       $13,706.18
10/31/92    $14,151.29   $14,637.47   $14,660.48   $13,642.48       $13,788.42
11/30/92    $14,743.77   $15,241.28   $15,158.31   $14,140.43       $14,305.49
12/31/92    $14,906.38   $15,399.67   $15,344.29   $14,385.06       $14,532.94
01/31/93    $14,920.53   $15,404.48   $15,472.46   $14,550.48       $14,701.52
02/28/93    $14,811.38   $15,282.93   $15,683.26   $14,617.42       $14,833.84
03/31/93    $15,346.02   $15,824.86   $16,014.14   $15,083.71       $15,223.97
04/30/93    $14,986.37   $15,444.22   $15,627.08   $14,904.22       $14,960.59
05/31/93    $15,493.33   $15,956.84   $16,043.88   $15,323.02       $15,306.18
06/30/93    $15,419.07   $15,870.52   $16,090.73   $15,339.88       $15,367.41
07/31/93    $15,515.29   $15,959.45   $16,026.00   $15,416.58       $15,358.19
08/31/93    $16,217.57   $16,671.67   $16,632.82   $16,081.03       $15,923.37
09/30/93    $16,273.65   $16,719.03   $16,501.52   $16,126.06       $15,912.22
10/31/93    $16,539.18   $16,981.18   $16,842.59   $16,448.58       $16,146.13
11/30/93    $16,188.37   $16,610.53   $16,682.79   $16,121.25       $15,931.39
12/31/93    $16,715.95   $17,141.29   $16,884.55   $16,641.97       $16,289.84
01/31/94    $17,279.06   $17,707.81   $17,458.04   $17,231.10       $16,802.97
02/28/94    $16,931.81   $17,341.76   $16,984.58   $16,883.03       $16,465.24
03/31/94    $16,159.19   $16,539.39   $16,245.07   $16,131.73       $15,786.87
04/30/94    $16,335.61   $16,709.76   $16,453.56   $16,302.73       $15,952.63
05/31/94    $16,482.64   $16,849.51   $16,722.88   $16,392.40       $16,108.97
06/30/94    $15,950.84   $16,295.49   $16,313.34   $15,997.34       $15,736.85
07/31/94    $16,473.79   $16,819.36   $16,848.63   $16,429.27       $16,177.48
08/31/94    $17,295.79   $17,647.88   $17,538.21   $17,089.72       $16,788.99
09/30/94    $16,968.81   $17,303.38   $17,110.10   $16,775.27       $16,402.84
10/31/94    $17,277.77   $17,607.40   $17,493.23   $17,031.93       $16,589.83
11/30/94    $16,631.47   $16,942.85   $16,857.00   $16,372.80       $15,982.65
12/31/94    $16,854.46   $17,159.22   $17,106.54   $16,508.69       $16,155.26
01/31/95    $17,038.99   $17,336.16   $17,549.80   $16,587.93       $16,408.90
02/28/95    $17,569.54   $17,865.99   $18,233.09   $17,110.45       $17,032.43
03/31/95    $18,138.53   $18,433.20   $18,770.25   $17,589.55       $17,473.57
04/30/95    $18,622.94   $18,914.12   $19,322.60   $18,020.49       $17,882.46
05/31/95    $19,199.62   $19,487.77   $20,093.36   $18,525.06       $18,476.15
06/30/95    $19,799.37   $20,084.50   $20,559.73   $18,995.60       $18,873.39
07/31/95    $20,668.24   $20,953.09   $21,241.16   $19,797.22       $19,501.88
08/31/95    $20,737.44   $21,009.90   $21,294.35   $19,874.42       $19,640.34
09/30/95    $21,537.10   $21,807.12   $22,192.52   $20,480.59       $20,259.01
10/31/95    $21,168.03   $21,419.52   $22,113.27   $20,210.25       $20,011.85
11/30/95    $21,883.11   $22,129.90   $23,083.05   $20,945.90       $20,894.37
12/31/95    $22,068.41   $22,302.85   $23,527.68   $21,316.65       $21,247.49
01/31/96    $22,698.26   $22,925.19   $24,327.50   $21,809.06       $21,846.67
02/29/96    $23,123.41   $23,340.93   $24,553.67   $22,138.38       $22,176.55
03/31/96    $23,430.46   $23,636.00   $24,790.13   $22,426.18       $22,484.80
04/30/96    $24,086.09   $24,282.46   $25,155.24   $23,027.20       $22,869.29
05/31/96    $24,642.49   $24,819.79   $25,802.96   $23,501.56       $23,322.11
06/30/96    $24,553.79   $24,714.14   $25,901.29   $23,393.45       $23,256.80
07/31/96    $23,360.37   $23,503.22   $24,757.49   $22,261.21       $22,268.39
08/31/96    $23,836.12   $23,966.46   $25,280.47   $22,884.52       $22,896.36
09/30/96    $25,110.18   $25,234.27   $26,702.09   $23,946.36       $23,954.17
10/31/96    $25,279.51   $25,380.55   $27,438.29   $24,228.93       $24,433.25
11/30/96    $26,868.05   $26,965.31   $29,510.46   $25,629.36       $26,060.51
12/31/96    $26,585.81   $26,660.56   $28,925.86   $25,424.33       $25,789.48
01/31/97    $27,873.54   $27,938.69   $30,731.99   $26,387.91       $26,911.32
02/28/97    $27,865.39   $27,914.11   $30,973.24   $26,393.19       $27,056.64
03/31/97    $26,732.51   $26,758.87   $29,703.02   $25,487.90       $26,096.13
04/30/97    $27,857.24   $27,873.14   $31,474.72   $26,293.32       $27,061.69
05/31/97    $29,756.22   $29,749.38   $33,389.74   $28,094.41       $28,742.22
06/30/97    $31,149.90   $31,125.83   $34,884.83   $29,280.00       $29,851.67
07/31/97    $33,301.54   $33,256.05   $37,659.74   $31,244.68       $32,048.75
08/31/97    $31,598.16   $31,527.30   $35,551.55   $30,041.76       $30,946.28
09/30/97    $33,464.54   $33,378.95   $37,497.43   $31,745.13       $32,512.16
10/31/97    $32,103.47   $31,994.31   $36,246.51   $30,443.58       $31,374.23
11/30/97    $32,951.08   $32,821.82   $37,923.02   $31,070.72       $32,233.89
12/31/97    $33,413.22   $33,258.72   $38,573.82   $31,524.35       $32,772.19
01/31/98    $33,796.58   $33,616.25   $39,000.02   $31,700.89       $32,804.96
02/28/98    $36,183.86   $35,970.69   $41,811.26   $33,866.06       $35,042.26
03/31/98    $37,769.57   $37,522.88   $43,950.66   $35,464.54       $36,598.14
04/30/98    $38,327.18   $38,054.81   $44,392.67   $35,758.89       $36,847.01
05/31/98    $37,516.90   $37,226.40   $43,630.45   $34,997.23       $36,087.96
06/30/98    $38,719.26   $38,403.62   $45,401.32   $35,700.67       $36,687.02
07/31/98    $38,048.38   $37,706.01   $44,919.16   $34,961.67       $35,736.82
08/31/98    $32,437.40   $32,125.10   $38,432.83   $29,738.39       $30,504.95
09/30/98    $34,101.52   $33,755.77   $40,895.11   $31,073.65       $32,121.72
10/31/98    $36,384.25   $35,996.85   $44,218.61   $33,186.66       $34,460.18
11/30/98    $38,545.00   $38,107.13   $46,897.51   $35,015.24       $36,207.31
12/31/98    $40,882.33   $40,394.58   $49,598.25   $36,864.05       $37,822.15
01/31/99    $42,063.44   $41,527.05   $51,671.50   $37,641.88       $38,442.44
02/28/99    $40,846.54   $40,305.40   $50,066.07   $36,301.83       $37,246.88
03/31/99    $42,296.08   $41,714.31   $52,068.61   $37,510.68       $38,464.85
04/30/99    $43,870.89   $43,239.14   $54,085.02   $39,299.94       $40,738.12
05/31/99    $43,172.96   $42,525.77   $52,809.69   $38,616.12       $40,208.53

* 5/2/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).
** 5/6/96 and 10/1/98 were the inception dates of Class B and C Shares, respectively, of the Fund. Returns prior to May 6, 1996 for Class B Shares and prior to October 1, 1998 for Class C Shares are for Class I Shares, adjusted for Class B and Class C Share expenses, respectively. Performance shown for Class B and Class C Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B and Class C Share expenses (before waivers and reimbursements), respectively.
+ Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
++ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages.
+++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 GROWTH EQUITY FUND

During the fiscal year ended May 31, 1999, the Fund experienced a gain of 7.57%. The Fund is globally diversified, with investments in large and small capitalization stocks spread over the domestic and international markets. Using three equity styles helps us moderate the volatility of the Fund's annual return, improve its performance and provide effective diversification across equity investing.

For most of the fiscal year, investors continued to rotate back to growth stocks. A low interest rate environment, along with moderate economic growth, boosted the market in general, and growth stocks in particular. While stocks with large market capitalizations and high price/earnings ratios performed best during the period, small stocks rebounded during the final two-thirds of the fiscal year, and showed signs of improved momentum as the fiscal year closed. In Continental Europe, holdings in telecommunications, semiconductor and oil sectors performed well. The area where stock selection detracted was in Japan. Limited growth prospects and big challenges in improving returns are expected to continue for many Japanese banks. Economic growth is expected to moderate in the U.S. and parts of Europe, but the rest of the world may witness an upturn in growth.

The large company growth portfolio of the Growth Equity Fund returned 33.41% during the fiscal year. The small company style, which is comprised of a diversified portfolio of small company growth and value stocks, decreased -14.54%. The international portfolio segment decreased -1.32% during the period.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
GROWTH EQUITY FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), FUND
                                   COMPOSITE
      BENCHMARK ("BENCHMARK") AND LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and two peer based averages. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                           AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                           ------------------------------------------------------------------------------
                                                                       S&P                      LIPPER
                           A SHARES*+   B SHARES**+   C SHARES**+     INDEX     BENCHMARK++   AVERAGE+++
                           -----------  ------------  ------------  ---------  -------------  -----------
ONE YEAR                         1.39%         2.78%         7.63%      21.04%        3.63%        15.63%
FIVE YEAR                       15.35%        15.75%        16.04%      25.84%       14.90%        20.55%
TEN YEAR                        14.88%        14.70%        14.79%      18.10%       13.03%        15.64%
VALUE MAY 31, 1999            $40,019       $39,420       $39,726     $52,810      $34,056       $42,797

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             A SHARES      B SHARES     S&P INDEX     BENCHMARK     LIPPER AVERAGE
05/31/89      $9,425.00    $10,000.00    $10,000.00    $10,000.00        $10,000.00
06/30/89      $9,220.51     $9,776.88     $9,989.54     $9,852.00         $9,877.00
07/31/89     $10,075.58    $10,677.31    $10,890.70    $10,570.21        $10,600.98
08/31/89     $10,356.84    $10,968.56    $11,102.89    $10,763.65        $10,869.19
09/30/89     $10,530.47    $11,145.69    $11,057.68    $10,936.94        $10,889.84
10/31/89     $10,026.22    $10,604.88    $10,801.25    $10,486.34        $10,544.63
11/30/89     $10,256.99    $10,842.43    $11,020.63    $10,682.43        $10,697.53
12/31/89     $10,440.65    $11,029.67    $11,284.90    $10,939.88        $10,814.13
01/31/90      $9,801.33    $10,347.25    $10,527.68    $10,319.59        $10,114.46
02/28/90      $9,903.75    $10,449.43    $10,664.28    $10,392.86        $10,285.39
03/31/90     $10,201.97    $10,757.42    $10,946.66    $10,647.48        $10,591.90
04/30/90     $10,138.70    $10,684.07    $10,673.98    $10,429.21        $10,359.93
05/31/90     $11,401.15    $12,007.63    $11,712.46    $11,350.11        $11,334.80
06/30/90     $11,628.67    $12,239.85    $11,633.51    $11,465.88        $11,369.94
07/31/90     $11,434.00    $12,027.14    $11,596.33    $11,391.35        $11,184.61
08/31/90     $10,259.63    $10,784.19    $10,549.41    $10,167.92        $10,165.69
09/30/90      $9,286.83     $9,755.01    $10,036.71     $9,320.93         $9,585.23
10/31/90      $9,383.32     $9,850.15     $9,994.28     $9,359.15         $9,409.82
11/30/90      $9,880.45    $10,365.94    $10,639.04     $9,770.95        $10,048.75
12/31/90     $10,298.31    $10,797.73    $10,935.25    $10,067.01        $10,403.47
01/31/91     $11,121.21    $11,653.66    $11,410.28    $10,679.08        $11,081.78
02/28/91     $12,067.70    $12,638.76    $12,225.30    $11,531.28        $11,881.88
03/31/91     $12,387.26    $12,965.40    $12,521.04    $11,809.18        $12,271.61
04/30/91     $12,289.34    $12,854.90    $12,550.46    $11,822.17        $12,259.34
05/31/91     $12,964.15    $13,552.58    $13,090.39    $12,230.03        $12,799.97
06/30/91     $12,151.44    $12,694.63    $12,491.11    $11,596.52        $12,147.17
07/31/91     $13,007.95    $13,581.34    $13,072.83    $12,205.34        $12,790.97
08/31/91     $13,467.60    $14,052.61    $13,381.64    $12,504.37        $13,183.66
09/30/91     $13,631.44    $14,214.90    $13,157.63    $12,608.15        $13,058.41
10/31/91     $14,185.96    $14,784.09    $13,333.78    $12,862.84        $13,331.33
11/30/91     $13,616.00    $14,180.99    $12,798.30    $12,372.76        $12,811.41
12/31/91     $15,109.73    $15,727.67    $14,259.48    $13,524.67        $14,256.54
01/31/92     $15,403.86    $16,023.81    $13,993.74    $13,796.51        $14,292.18
02/29/92     $15,297.10    $15,903.20    $14,175.24    $13,962.07        $14,509.42
03/31/92     $14,631.70    $15,201.32    $13,899.81    $13,490.15        $14,093.00
04/30/92     $14,461.17    $15,014.77    $14,307.38    $13,382.23        $14,052.13
05/31/92     $14,748.51    $15,303.55    $14,377.35    $13,616.42        $14,164.55
06/30/92     $14,134.70    $14,657.20    $14,163.56    $13,171.16        $13,772.19
07/31/92     $14,492.79    $15,019.20    $14,742.05    $13,362.15        $14,262.48
08/31/92     $14,263.85    $14,772.38    $14,440.58    $13,196.46        $13,957.26
09/30/92     $14,413.17    $14,917.91    $14,610.33    $13,286.19        $14,193.14
10/31/92     $14,677.05    $15,181.53    $14,660.48    $13,442.97        $14,475.58
11/30/92     $15,560.13    $16,085.60    $15,158.31    $14,069.41        $15,197.92
12/31/92     $15,873.64    $16,399.46    $15,344.29    $14,377.53        $15,460.84
01/31/93     $16,000.80    $16,520.38    $15,472.46    $14,571.63        $15,652.55
02/28/93     $15,460.71    $15,953.25    $15,683.26    $14,431.74        $15,434.98
03/31/93     $16,188.15    $16,693.70    $16,014.14    $15,001.79        $15,874.88
04/30/93     $15,959.73    $16,447.85    $15,627.08    $14,907.28        $15,392.28
05/31/93     $16,628.61    $17,126.72    $16,043.88    $15,476.74        $15,971.03
06/30/93     $16,548.42    $17,033.57    $16,090.73    $15,439.60        $16,010.96
07/31/93     $16,775.24    $17,256.19    $16,026.00    $15,601.71        $15,948.52
08/31/93     $17,765.43    $18,263.77    $16,632.82    $16,381.80        $16,634.31
09/30/93     $18,128.43    $18,625.69    $16,501.52    $16,583.29        $16,787.34
10/31/93     $18,482.22    $18,977.33    $16,842.59    $16,973.00        $17,022.36
11/30/93     $17,920.91    $18,389.28    $16,682.79    $16,475.69        $16,715.96
12/31/93     $19,008.04    $19,493.11    $16,884.55    $17,337.37        $17,189.02
01/31/94     $19,653.09    $20,142.21    $17,458.04    $18,003.13        $17,744.23
02/28/94     $19,405.70    $19,877.07    $16,984.58    $17,785.29        $17,462.10
03/31/94     $18,395.87    $18,830.05    $16,245.07    $16,938.71        $16,653.60
04/30/94     $18,624.10    $19,052.06    $16,453.56    $17,092.85        $16,716.88
05/31/94     $18,469.01    $18,881.27    $16,722.88    $17,002.26        $16,802.14
06/30/94     $17,747.46    $18,131.97    $16,313.34    $16,521.09        $16,230.87
07/31/94     $18,322.04    $18,707.45    $16,848.63    $16,909.34        $16,662.61
08/31/94     $19,242.08    $19,634.93    $17,538.21    $17,693.93        $17,454.08
09/30/94     $18,941.70    $19,316.31    $17,110.10    $17,478.07        $17,129.44
10/31/94     $19,190.93    $19,558.17    $17,493.23    $17,750.73        $17,412.07
11/30/94     $18,395.18    $18,735.82    $16,857.00    $17,035.37        $16,764.34
12/31/94     $18,752.70    $19,088.02    $17,106.54    $17,166.54        $16,911.87
01/31/95     $18,582.46    $18,902.57    $17,549.80    $16,897.03        $17,043.78
02/28/95     $19,084.69    $19,402.57    $18,233.09    $17,368.46        $17,686.33
03/31/95     $19,765.67    $20,082.55    $18,770.25    $17,880.83        $18,188.62
04/30/95     $20,216.83    $20,528.55    $19,322.60    $18,272.42        $18,579.68
05/31/95     $20,616.91    $20,921.73    $20,093.36    $18,619.59        $19,150.08
06/30/95     $21,553.27    $21,859.03    $20,559.73    $19,280.59        $19,975.44
07/31/95     $22,983.34    $23,295.47    $21,241.16    $20,406.57        $20,928.27
08/31/95     $23,111.03    $23,410.05    $21,294.35    $20,467.79        $21,083.14
09/30/95     $23,732.43    $24,025.06    $22,192.52    $20,938.55        $21,702.99
10/31/95     $22,966.32    $23,234.20    $22,113.27    $20,467.44        $21,394.80
11/30/95     $23,408.96    $23,667.68    $23,083.05    $21,079.41        $22,165.02
12/31/95     $23,416.28    $23,659.38    $23,527.68    $21,416.68        $22,227.08
01/31/96     $23,841.87    $24,074.32    $24,327.50    $21,703.67        $22,729.41
02/29/96     $24,489.12    $24,713.53    $24,553.67    $22,224.55        $23,265.82
03/31/96     $24,923.57    $25,136.23    $24,790.13    $22,611.26        $23,449.62
04/30/96     $26,043.12    $26,249.34    $25,155.24    $23,673.99        $24,207.05
05/31/96     $26,601.12    $26,795.04    $25,802.96    $24,223.23        $24,843.69
06/30/96     $26,070.56    $26,242.00    $25,901.29    $23,845.34        $24,528.18
07/31/96     $24,542.92    $24,693.47    $24,757.49    $22,390.78        $23,098.19
08/31/96     $25,338.76    $25,476.95    $25,280.47    $23,210.28        $23,890.45
09/30/96     $26,601.12    $26,730.52    $26,702.09    $24,247.78        $25,280.88
10/31/96     $26,399.88    $26,509.30    $27,438.29    $24,116.84        $25,498.29
11/30/96     $27,735.42    $27,836.61    $29,510.46    $25,204.51        $27,079.19
12/31/96     $27,814.26    $27,898.67    $28,925.86    $25,224.68        $26,664.88
01/31/97     $28,739.22    $28,801.36    $30,731.99    $25,855.29        $28,000.79
02/28/97     $28,384.18    $28,434.64    $30,973.24    $25,488.15        $27,656.38
03/31/97     $27,178.93    $27,212.25    $29,703.02    $24,644.49        $26,373.12
04/30/97     $27,842.29    $27,851.66    $31,474.72    $24,947.62        $27,409.58
05/31/97     $30,355.57    $30,352.85    $33,389.74    $27,065.67        $29,396.78
06/30/97     $31,906.51    $31,885.54    $34,884.83    $28,318.81        $30,552.07
07/31/97     $33,859.21    $33,813.15    $37,659.74    $30,009.44        $33,100.12
08/31/97     $32,560.53    $32,487.33    $35,551.55    $29,199.19        $31,987.95
09/30/97     $34,728.11    $34,640.62    $37,497.43    $31,079.62        $33,756.89
10/31/97     $33,083.74    $32,966.88    $36,246.51    $29,488.34        $32,480.87
11/30/97     $33,074.39    $32,948.08    $37,923.02    $29,438.21        $33,042.79
12/31/97     $33,401.62    $33,250.54    $38,573.82    $29,700.21        $33,369.92
01/31/98     $33,922.22    $33,743.06    $39,000.02    $29,795.25        $33,546.78
02/28/98     $36,369.04    $36,163.76    $41,811.26    $31,985.20        $36,079.56
03/31/98     $37,712.18    $37,463.18    $43,950.66    $33,498.10        $37,681.49
04/30/98     $38,388.96    $38,123.37    $44,392.67    $33,869.93        $38,133.67
05/31/98     $37,202.00    $36,918.26    $43,630.45    $32,863.99        $37,012.54
06/30/98     $38,232.78    $37,924.27    $45,401.32    $33,287.94        $38,337.59
07/31/98     $37,368.59    $37,044.01    $44,919.16    $32,325.92        $37,440.49
08/31/98     $31,173.46    $30,882.24    $38,432.83    $26,820.81        $31,311.48
09/30/98     $32,454.13    $32,129.26    $40,895.11    $27,641.53        $33,168.25
10/31/98     $34,234.58    $33,868.81    $44,218.61    $29,330.43        $35,519.88
11/30/98     $36,441.92    $36,038.01    $46,897.51    $31,072.66        $37,675.94
12/31/98     $38,912.27    $38,451.38    $49,598.25    $33,020.91        $40,656.11
01/31/99     $40,096.12    $39,598.68    $51,671.50    $33,615.29        $42,318.94
02/28/99     $38,093.53    $37,593.68    $50,066.07    $31,907.63        $40,596.56
03/31/99     $39,078.23    $38,540.49    $52,068.61    $32,947.82        $42,374.69
04/30/99     $40,472.30    $39,888.29    $54,085.02    $34,473.30        $43,599.32
05/31/99     $40,018.67    $39,420.46    $52,809.69    $34,056.18        $42,797.09

* 5/2/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

** 5/6/96 and 10/1/98 were the inception dates of Class B and C Shares, respectively, of the Fund. Returns prior to May 6, 1996 for Class B Shares and prior to October 1, 1998 for Class C Shares are for Class I Shares, adjusted for Class B and Class C Share expenses, respectively. Performance shown for Class B and Class C Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B and Class C Share expenses (before waivers and reimbursements), respectively.

+ Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

++ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages.

+++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 LARGE COMPANY GROWTH FUND

During the fiscal year ended May 31, 1999, the Fund outperformed its growth and general market benchmarks. During the period, the Fund provided a 39.84% fee return versus the 15.63% return for the Lipper Growth Average.

The Fund focuses exclusively on mid-to-large capitalization growth companies, and invests for the long-term in very high quality, dynamic growth stocks, selling at attractive valuation levels. In addition, the focus only on dominant or niche companies acts as a natural diversification governor. Since growth was in favor, this focus aided Fund performance significantly. The companies held in the Fund are growing earnings much more rapidly than the average S&P 500 company. The Fund's holdings have grown trendline earnings in excess of 20% over the past several years, compared to 7% for the S&P 500 companies.

We continue to expect solid U.S. economic growth, good corporate profit growth, and ongoing variability among international economies. The Federal Reserve Board, along with financial markets, will continue to be vigilant regarding accelerating inflation--potentially keeping a lid on economic growth. Over the next twelve months, revenue growth (mainly unit volume growth) will be the key driver of earnings growth. Earnings growth, versus price-to-earnings expansion, will also be the key driver of stock prices. It will be difficult for many companies to sustain revenue and earnings growth above average over a long time horizon. That is why we focus the Fund on a select few companies with the ability to sustain rapid unit volume and earnings growth over a long period. The companies that the Fund continues to invest in sell at attractive relative valuations.

Consistency of philosophy, style, and process are hallmarks of the Fund; therefore, any changes in the portfolio would be driven solely by our stock selection process.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
LARGE COMPANY GROWTH FUND ("FUND") VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
                  AND LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN
                                    AS OF MAY 31, 1999
                           ------------------------------------

                                            B          S & P        LIPPER
                           A SHARES*+   SHARES**+      INDEX      AVERAGE++
                           ----------   ----------   ----------   ----------
ONE YEAR                       31.80%       35.02%        21.04%      15.63%
FIVE YEAR                      26.36%       26.89%        25.84%      20.55%
TEN YEAR                       19.73%       19.57%        18.10%      15.64%
VALUE MAY 31, 1999           $60,554      $59,732       $52,810     $42,797

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES    B SHARES    S&P INDEX   LIPPER AVERAGE
05/31/89    $9,425.00  $10,000.00   $10,000.00       $10,000.00
06/30/89    $9,176.00   $9,729.56    $9,989.54        $9,877.00
07/31/89   $10,077.00  $10,679.36   $10,890.70       $10,600.98
08/31/89   $10,209.00  $10,812.00   $11,102.89       $10,869.19
09/30/89   $10,291.00  $10,891.86   $11,057.68       $10,889.84
10/31/89   $10,023.00  $10,602.36   $10,801.25       $10,544.63
11/30/89   $10,258.00  $10,842.62   $11,020.63       $10,697.53
12/31/89   $10,257.00  $10,834.82   $11,284.90       $10,814.13
01/31/90    $9,429.00   $9,954.14   $10,527.68       $10,114.46
02/28/90    $9,627.00  $10,157.98   $10,664.28       $10,285.39
03/31/90   $10,124.00  $10,675.30   $10,946.66       $10,591.90
04/30/90   $10,122.00  $10,667.14   $10,673.98       $10,359.93
05/31/90   $11,538.00  $12,152.15   $11,712.46       $11,334.80
06/30/90   $11,777.00  $12,397.29   $11,633.51       $11,369.94
07/31/90   $11,310.00  $11,898.47   $11,596.33       $11,184.61
08/31/90   $10,291.00  $10,818.01   $10,549.41       $10,165.69
09/30/90    $9,717.00  $10,207.92   $10,036.71        $9,585.23
10/31/90    $9,487.00   $9,960.02    $9,994.28        $9,409.82
11/30/90   $10,321.00  $10,828.78   $10,639.04       $10,048.75
12/31/90   $10,608.00  $11,122.48   $10,935.25       $10,403.47
01/31/91   $11,655.00  $12,213.42   $11,410.28       $11,081.78
02/28/91   $12,622.00  $13,219.17   $12,225.30       $11,881.88
03/31/91   $13,245.00  $13,864.11   $12,521.04       $12,271.61
04/30/91   $13,133.00  $13,738.61   $12,550.46       $12,259.34
05/31/91   $14,203.00  $14,848.23   $13,090.39       $12,799.97
06/30/91   $13,492.00  $14,095.65   $12,491.11       $12,147.17
07/31/91   $14,553.00  $15,194.98   $13,072.83       $12,790.97
08/31/91   $15,172.00  $15,830.96   $13,381.64       $13,183.66
09/30/91   $14,740.00  $15,370.48   $13,157.63       $13,058.41
10/31/91   $15,388.00  $16,037.15   $13,333.78       $13,331.33
11/30/91   $15,505.00  $16,149.13   $12,798.30       $12,811.41
12/31/91   $17,719.00  $18,446.13   $14,259.48       $14,256.54
01/31/92   $17,333.00  $18,032.03   $13,993.74       $14,292.18
02/29/92   $17,231.00  $17,915.46   $14,175.24       $14,509.42
03/31/92   $16,669.00  $17,319.91   $13,899.81       $14,093.00
04/30/92   $16,397.00  $17,025.91   $14,307.38       $14,052.13
05/31/92   $16,694.00  $17,322.50   $14,377.35       $14,164.55
06/30/92   $15,923.00  $16,513.06   $14,163.56       $13,772.19
07/31/92   $16,690.00  $17,297.65   $14,742.05       $14,262.48
08/31/92   $16,278.00  $16,860.08   $14,440.58       $13,957.26
09/30/92   $16,553.00  $17,134.90   $14,610.33       $14,193.14
10/31/92   $16,944.00  $17,527.98   $14,660.48       $14,475.58
11/30/92   $18,047.00  $18,658.01   $15,158.31       $15,197.92
12/31/92   $18,047.00  $18,646.13   $15,344.29       $15,460.84
01/31/93   $17,908.00  $18,490.94   $15,472.46       $15,652.55
02/28/93   $17,195.00  $17,743.81   $15,683.26       $15,434.98
03/31/93   $17,818.00  $18,375.13   $16,014.14       $15,874.88
04/30/93   $16,303.00  $16,802.47   $15,627.08       $15,392.28
05/31/93   $17,104.00  $17,616.91   $16,043.88       $15,971.03
06/30/93   $16,885.00  $17,379.57   $16,090.73       $16,010.96
07/31/93   $17,038.00  $17,526.91   $16,026.00       $15,948.52
08/31/93   $17,664.00  $18,158.74   $16,632.82       $16,634.31
09/30/93   $17,830.00  $18,318.60   $16,501.52       $16,787.34
10/31/93   $18,097.00  $18,580.52   $16,842.59       $17,022.36
11/30/93   $17,619.00  $18,078.39   $16,682.79       $16,715.96
12/31/93   $17,982.00  $18,439.90   $16,884.55       $17,189.02
01/31/94   $18,642.00  $19,104.19   $17,458.04       $17,744.23
02/28/94   $18,467.00  $18,913.85   $16,984.58       $17,462.10
03/31/94   $17,643.00  $18,058.17   $16,245.07       $16,653.60
04/30/94   $17,537.00  $17,939.07   $16,453.56       $16,716.88
05/31/94   $17,708.00  $18,101.22   $16,722.88       $16,802.14
06/30/94   $16,704.00  $17,063.19   $16,313.34       $16,230.87
07/31/94   $17,535.00  $17,902.24   $16,848.63       $16,662.61
08/31/94   $18,302.00  $18,673.16   $17,538.21       $17,454.08
09/30/94   $17,974.00  $18,327.09   $17,110.10       $17,129.44
10/31/94   $18,382.00  $18,730.73   $17,493.23       $17,412.07
11/30/94   $17,605.00  $17,932.50   $16,857.00       $16,764.34
12/31/94   $17,791.00  $18,111.85   $17,106.54       $16,911.87
01/31/95   $18,156.00  $18,471.58   $17,549.80       $17,043.78
02/28/95   $18,610.00  $18,922.24   $18,233.09       $17,686.33
03/31/95   $19,161.00  $19,471.44   $18,770.25       $18,188.62
04/30/95   $19,665.00  $19,970.26   $19,322.60       $18,579.68
05/31/95   $20,276.00  $20,578.17   $20,093.36       $19,150.08
06/30/95   $21,746.00  $22,056.08   $20,559.73       $19,975.44
07/31/95   $22,812.00  $23,121.84   $21,241.16       $20,928.27
08/31/95   $23,019.00  $23,316.95   $21,294.35       $21,083.14
09/30/95   $23,995.00  $24,291.17   $22,192.52       $21,702.99
10/31/95   $23,256.00  $23,527.20   $22,113.27       $21,394.80
11/30/95   $23,731.00  $23,991.42   $23,083.05       $22,165.02
12/31/95   $22,997.00  $23,235.71   $23,527.68       $22,227.08
01/31/96   $23,604.00  $23,834.22   $24,327.50       $22,729.41
02/29/96   $24,709.00  $24,935.37   $24,553.67       $23,265.82
03/31/96   $24,988.00  $25,200.67   $24,790.13       $23,449.62
04/30/96   $26,013.00  $26,218.86   $25,155.24       $24,207.05
05/31/96   $26,840.00  $27,034.66   $25,802.96       $24,843.69
06/30/96   $26,483.00  $26,657.13   $25,901.29       $24,528.18
07/31/96   $25,011.00  $25,157.53   $24,757.49       $23,098.19
08/31/96   $25,278.00  $25,411.80   $25,280.47       $23,890.45
09/30/96   $27,627.00  $27,757.23   $26,702.09       $25,280.88
10/31/96   $27,408.00  $27,519.57   $27,438.29       $25,498.29
11/30/96   $29,152.00  $29,251.31   $29,510.46       $27,079.19
12/31/96   $28,776.00  $28,856.01   $28,925.86       $26,664.88
01/31/97   $31,083.00  $31,150.94   $30,731.99       $28,000.79
02/28/97   $30,381.00  $30,429.38   $30,973.24       $27,656.38
03/31/97   $28,224.00  $28,250.11   $29,703.02       $26,373.12
04/30/97   $30,431.00  $30,441.30   $31,474.72       $27,409.58
05/31/97   $32,728.00  $32,719.56   $33,389.74       $29,396.78
06/30/97   $34,453.00  $34,424.11   $34,884.83       $30,552.07
07/31/97   $37,633.00  $37,579.02   $37,659.74       $33,100.12
08/31/97   $35,556.00  $35,481.83   $35,551.55       $31,987.95
09/30/97   $38,034.00  $37,932.17   $37,497.43       $33,756.89
10/31/97   $36,600.00  $36,477.55   $36,246.51       $32,480.87
11/30/97   $37,724.00  $37,574.68   $37,923.02       $33,042.79
12/31/97   $38,373.00  $38,196.76   $38,573.82       $33,369.92
01/31/98   $39,382.00  $39,175.90   $39,000.02       $33,546.78
02/28/98   $42,505.00  $42,258.97   $41,811.26       $36,079.56
03/31/98   $43,602.00  $43,320.59   $43,950.66       $37,681.49
04/30/98   $44,740.00  $44,424.83   $44,392.67       $38,133.67
05/31/98   $43,299.00  $42,964.86   $43,630.45       $37,012.54
06/30/98   $47,243.00  $46,854.05   $45,401.32       $38,337.59
07/31/98   $47,343.00  $46,920.97   $44,919.16       $37,440.49
08/31/98   $39,441.00  $39,058.38   $38,432.83       $31,311.48
09/30/98   $43,149.00  $42,706.09   $40,895.11       $33,168.25
10/31/98   $46,311.00  $45,843.31   $44,218.61       $35,519.88
11/30/98   $50,711.00  $50,173.61   $46,897.51       $37,675.94
12/31/98   $56,791.00  $56,148.06   $49,598.25       $40,656.11
01/31/99   $61,420.00  $60,707.42   $51,671.50       $42,318.94
02/28/99   $58,834.00  $58,120.86   $50,066.07       $40,596.56
03/31/99   $62,482.00  $61,693.82   $52,068.61       $42,374.69
04/30/99   $62,744.00  $61,934.94   $54,085.02       $43,599.32
05/31/99   $60,554.00  $59,731.98   $52,809.69       $42,797.09

* 10/6/98 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares, and have not been adjusted for Class A Share expenses. If such returns had been adjusted for Class A Share expenses, returns would have been lower. Performance shown for Class A Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).
** 10/1/98 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses. Performance shown for Class B Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B Share expenses (before waivers and reimbursements).
+ Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 DIVERSIFIED SMALL CAP FUND

The Diversified Small Cap Fund returned -14.51% during the fiscal year ended May 31, 1999. The Fund is comprised of five different small cap investing styles: two value styles, two growth styles and an index style. The index style tracks the S&P 600 Index of small company stocks. These styles help us moderate the volatility of the Fund's annual return, improve its performance and provide effective diversification across small cap investing.

The weak global economy that pushed U.S. markets down in the third and early fourth quarters of 1998 hit domestic small cap stocks the hardest. Three factors that negatively affected small cap stocks and small cap value stocks throughout the fiscal year were: the larger the market capitalization the better the performance; the higher the valuation the better the performance; and the internet industry stock performance. With the exception of the utility sector, all other small stock sectors had negative returns in the third quarter of 1998. However, after sinking to new depths of undervaluation in a market that seemed to reward an even narrower group of high price/earnings multiple and large cap stocks, small stocks rallied late in the second quarter of 1999. We believe that over time, the extremely large valuation disparity between large and smaller companies will narrow as investors return to the smaller companies sector.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   DIVERSIFIED SMALL CAP FUND ("FUND") VS. RUSSELL 2000 VALUE INDEX ("RUSSELL
                                    INDEX")
                AND LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                     AVERAGE ANNUAL TOTAL RETURN
                                         AS OF MAY 31, 1999
                             -------------------------------------------
                                                               RUSSELL         LIPPER
                              A SHARES*      B SHARES**         INDEX         AVERAGE+
                             -----------     -----------     -----------     -----------
ONE YEAR                         (19.42)%       (18.35)%           (9.53)%       (4.08)%
SINCE INCEPTION                 (11.04)%        (10.39)%           (3.54)%        0.90%
INCEPTION DATE                12/31/97        12/31/97          12/31/97      12/31/97
VALUE MAY 31, 1999              $8,476          $8,830            $9,503       $10,128

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES    RUSSELL INDEX  LIPPER AVERAGE
12/31/97     $9,425.00   $10,000.00     $10,000.00       $10,000.00
01/31/98     $9,311.90    $9,873.63      $9,819.08        $9,836.00
02/28/98    $10,075.33   $10,677.43     $10,412.67       $10,601.24
03/31/98    $10,527.73   $11,150.06     $10,835.00       $11,099.50
04/30/98    $10,574.85   $11,193.10     $10,888.55       $11,189.41
05/31/98     $9,915.10   $10,487.65     $10,503.09       $10,559.44
06/30/98     $9,849.13   $10,411.40     $10,443.73       $10,640.75
07/31/98     $9,104.55    $9,617.68      $9,625.72        $9,876.74
08/31/98     $7,163.00    $7,560.58      $8,118.25        $7,896.46
09/30/98     $7,511.73    $7,924.00      $8,576.72        $8,359.98
10/31/98     $7,852.81    $8,282.58      $8,831.38        $8,695.21
11/30/98     $8,253.46    $8,710.64      $9,070.44        $9,257.79
12/31/98     $8,618.85    $9,088.93      $9,354.85        $9,938.24
01/31/99     $8,529.81    $8,989.38      $9,142.51        $9,976.01
02/28/99     $7,781.89    $8,202.94      $8,518.32        $9,160.97
03/31/99     $7,683.95    $8,093.43      $8,448.05        $9,338.69
04/30/99     $8,218.18    $8,650.91      $9,219.27        $9,937.30
05/31/99     $8,476.39    $8,830.50      $9,502.64       $10,128.10

* 10/6/98 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares, and have not been adjusted for Class A Share expenses. If such returns had been adjusted for Class A Share expenses, returns would have been lower.

** 10/1/98 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 SMALL COMPANY STOCK FUND

For the fiscal year ended May 31, 1999, the Fund returned -27.25%, underperforming the Lipper Small Cap Average of -4.08%. The Fund's managers changed in March 1999. Kenneth Lee and Thomas Zeifang of Wells Capital Management replaced Kirk McCown of Crestone Capital Management. However, the style remains a core small cap investing style, which seeks above-average, long-term capital appreciation by investing in a diversified, actively managed portfolio of small cap stocks.

Most of the lag in performance relative to the benchmark came before the transition of the Fund's management. Since taking over the fund, we have removed the almost micro-cap focus of the portfolio and increased the average market cap of the fund. Although we have made up some ground by changing the liquidity make up of the portfolio, the fund still trailed the benchmark due to the lack of internet exposure.

Low interest rates, weak foreign economies and a strong domestic economy boded well for all growth stocks. If the global markets begin to pick up, they may create some inflation pressures that when combined with a strong domestic economy, could force the Federal Reserve Board (the Fed) to prop up rates.

If interest rates continue to rise during the year, the small cap sector may remain volatile. Our focus is to maintain our bottom-up discipline and keep the portfolio well diversified. Small caps have the potential to do well as market participation continues to broaden. The relative valuations of small cap stocks versus large cap stocks are still wide, but we expect this disparity to converge.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 SMALL COMPANY STOCK FUND ("FUND") VS. RUSSELL 2000 INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN
                                    AS OF MAY 31, 1999
                           ------------------------------------
                                                      RUSSELL       LIPPER
                            A SHARES     B SHARES      INDEX       AVERAGE+
                           ----------   ----------   ----------   ----------
ONE YEAR                      (31.43)%     (30.74)%       (2.62)%     (4.08)%
FIVE YEAR                       3.72%        4.01%        13.28%      15.02%
SINCE INCEPTION                 3.28%        3.47%        11.45%      12.84%
INCEPTION DATE              12/31/93     12/31/93      12/31/93    12/31/93
VALUE MAY 31, 1999           $11,907      $11,947       $17,993     $19,241

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES    RUSSELL INDEX  LIPPER AVERAGE
12/31/93     $9,425.00   $10,000.00     $10,000.00       $10,000.00
01/31/94     $9,432.54   $10,008.00     $10,306.00       $10,251.00
02/28/94     $9,391.94    $9,951.90     $10,267.87       $10,249.97
03/31/94     $9,177.24    $9,711.13      $9,709.30        $9,716.98
04/30/94     $9,537.13   $10,092.74      $9,766.58        $9,724.75
05/31/94     $9,347.53    $9,884.66      $9,640.59        $9,553.59
06/30/94     $8,996.04    $9,512.22      $9,293.53        $9,190.56
07/31/94     $9,533.33   $10,071.47      $9,438.51        $9,346.80
08/31/94     $9,948.16   $10,505.98      $9,951.02        $9,907.60
09/30/94     $9,957.69   $10,505.98      $9,905.25        $9,954.17
10/31/94     $9,910.00   $10,455.47      $9,863.64       $10,069.64
11/30/94     $9,308.52    $9,798.21      $9,447.40        $9,706.13
12/31/94     $9,730.64   $10,239.29      $9,683.58        $9,912.87
01/31/95     $9,542.58   $10,040.22      $9,553.73        $9,809.77
02/28/95     $9,886.08   $10,398.73      $9,938.50       $10,209.03
03/31/95     $9,828.09   $10,320.00     $10,101.20       $10,488.76
04/30/95    $10,101.36   $10,608.93     $10,310.37       $10,631.40
05/31/95    $10,303.59   $10,805.36     $10,479.44       $10,800.44
06/30/95    $10,787.78   $11,316.98     $11,012.98       $11,426.87
07/31/95    $11,794.89   $12,360.68     $11,646.50       $12,265.60
08/31/95    $12,017.62   $12,590.90     $11,879.70       $12,474.12
09/30/95    $11,886.78   $12,452.71     $12,092.49       $12,766.01
10/31/95    $11,271.12   $11,799.86     $11,552.80       $12,342.18
11/30/95    $11,596.06   $12,130.20     $12,050.52       $12,838.33
12/31/95    $11,620.48   $12,145.26     $12,358.21       $13,063.01
01/31/96    $11,610.32   $12,123.80     $12,344.08       $13,014.67
02/29/96    $11,874.42   $12,392.02     $12,734.21       $13,550.88
03/31/96    $12,402.62   $12,939.20     $12,986.78       $13,919.46
04/30/96    $13,814.55   $14,398.35     $13,684.62       $14,963.42
05/31/96    $14,241.18   $14,838.24     $14,234.16       $15,590.39
06/30/96    $13,123.82   $13,658.05     $13,653.84       $15,001.07
07/31/96    $11,793.16   $12,263.28     $12,462.27       $13,734.98
08/31/96    $12,778.46   $13,282.53     $13,185.95       $14,560.45
09/30/96    $13,296.51   $13,808.26     $13,700.77       $15,300.12
10/31/96    $13,530.14   $14,044.29     $13,487.59       $15,010.95
11/30/96    $14,159.92   $14,688.04     $14,040.91       $15,456.78
12/31/96    $14,634.36   $15,166.66     $14,401.61       $15,680.90
01/31/97    $14,938.34   $15,476.65     $14,686.63       $16,074.49
02/28/97    $14,145.83   $14,650.01     $14,331.07       $15,431.51
03/31/97    $12,973.34   $13,421.52     $13,659.09       $14,655.31
04/30/97    $12,560.80   $12,996.71     $13,692.74       $14,558.58
05/31/97    $15,144.61   $15,648.87     $15,219.76       $16,299.79
06/30/97    $15,416.02   $15,924.42     $15,866.43       $17,163.68
07/31/97    $16,425.66   $16,957.73     $16,606.72       $18,243.27
08/31/97    $16,846.62   $17,379.95     $16,981.47       $18,580.77
09/30/97    $18,109.55   $18,669.12     $18,221.15       $19,978.05
10/31/97    $16,857.89   $17,368.01     $17,411.22       $19,114.99
11/30/97    $16,102.39   $16,580.18     $17,292.69       $18,839.74
12/31/97    $15,998.66   $16,470.63     $17,603.09       $18,997.99
01/31/98    $15,630.40   $16,078.48     $17,335.00       $18,686.43
02/28/98    $17,185.26   $17,661.63     $18,634.83       $20,140.23
03/31/98    $17,662.63   $18,140.94     $19,417.86       $21,086.82
04/30/98    $17,730.82   $18,213.56     $19,524.52       $21,257.62
05/31/98    $16,366.91   $16,790.17     $18,477.03       $20,060.82
06/30/98    $16,503.30   $16,920.89     $18,529.91       $20,215.29
07/31/98    $14,689.30   $15,047.25     $17,016.76       $18,763.83
08/31/98    $10,993.11   $11,256.39     $13,717.21       $15,001.68
09/30/98    $11,538.67   $11,808.31     $14,778.57       $15,882.28
10/31/98    $11,975.12   $12,244.04     $15,384.81       $16,519.16
11/30/98    $12,643.44   $12,926.69     $16,197.12       $17,587.95
12/31/98    $13,270.84   $13,551.24     $17,208.32       $18,880.66
01/31/99    $12,820.75   $13,086.46     $17,431.54       $18,952.41
02/28/99    $11,647.79   $11,895.46     $16,027.08       $17,404.00
03/31/99    $11,429.56   $11,648.54     $16,274.17       $17,741.64
04/30/99    $11,947.85   $12,156.90     $17,730.60       $18,878.87
05/31/99    $11,906.93   $12,029.92     $17,992.80       $19,241.35

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 SMALL CAP OPPORTUNITIES FUND

During the fiscal year ended May 31, 1999, the Fund returned -13.03%, underperforming the Lipper Small Cap Average of -4.08%. The Fund suffered through the year mainly due to a lack of exposure to some of the faster growing but more expensive technology stocks.

During the first quarter of 1999, smaller companies that were expected to lose money outperformed dramatically those that were expected to report profits. This was largely a result of internet-related issues and other rapidly-growing concept stocks. As always, the Fund looked to balance risk and return and to focus on growing companies trading at reasonable price-earnings ratios. As a result of such strong internet performance, our technology exposure had the worst impact on performance over the last six months.

The announcement by OPEC in the second half of the fiscal year of intentions to scale back production helped reverse the decline in oil prices witnessed in the first six months. The Fund's energy holdings are concentrated in service companies such as BJ Services and Cooper Cameron Corp. that benefited from this reversal in prices. The capital goods sector was also a positive contributor to performance as economic growth in the U.S. remained strong and manufacturing oriented companies came back into favor. Two of the Fund's top ten holdings, Safety-Kleen Corp. and SPX Corp. are examples of the high-growth, underfollowed companies that benefited from this trend. We also saw strong returns from holdings in the media/publishing sector including Catalina Marketing, a provider of in-store couponing services

The Fund remains well-diversified across sectors, with investments continuing to be made primarily on a bottom-up and opportunistic basis rather than top-down economic and sector analysis. Looking forward, management continues to search for companies that can grow their earnings independently of the economic cycle. While smaller companies are trading at very low valuations relative to large companies and have little overseas exposure and attractive earnings growth prospects, there is no immediate catalyst for the sector. Management continues to believe that over time the market is efficient and that the extremely large valuation disparity between large and smaller companies will narrow, as investors return to the smaller companies sector. In any event, the Fund will remain true to its discipline of investing in under-followed and misunderstood companies that have the potential to offer above-average earnings growth.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 SMALL CAP OPPORTUNITIES FUND ("FUND") VS. RUSSELL 2000 INDEX ("RUSSELL INDEX")
                                      AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, since inception. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                      AVERAGE ANNUAL TOTAL RETURN
                                          AS OF MAY 31, 1999
                           -------------------------------------------------
                                                      RUSSELL       LIPPER
                           A SHARES*    B SHARES**     INDEX       AVERAGE+
                           ----------   ----------   ----------   ----------
ONE YEAR                      (18.03)%     (17.19)%       (2.62)%     (4.08)%
FIVE YEAR                      15.74%       16.14%        13.28%      15.02%
SINCE INCEPTION                15.83%       16.06%        12.30%      13.84%
INCEPTION DATE                8/1/93       8/1/93       7/31/93     7/31/93
VALUE MAY 31, 1999           $23,559      $23,832       $19,678     $21,312

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES    RUSSELL INDEX  LIPPER AVERAGE
07/31/93     $9,425.00   $10,000.00     $10,000.00       $10,000.00
08/31/93     $9,754.88   $10,343.84     $10,411.49       $10,481.00
09/30/93    $10,197.85   $10,807.18     $10,697.37       $10,809.06
10/31/93    $10,358.08   $10,970.09     $10,960.83       $10,984.16
11/30/93    $10,094.18   $10,683.84     $10,590.36       $10,631.57
12/31/93    $10,558.16   $11,168.07     $10,936.66       $11,075.97
01/31/94    $10,985.43   $11,612.91     $11,271.32       $11,353.98
02/28/94    $11,127.85   $11,756.78     $11,229.62       $11,352.84
03/31/94    $10,577.15   $11,167.47     $10,618.73       $10,762.49
04/30/94    $10,729.07   $11,320.98     $10,681.38       $10,771.10
05/31/94    $10,691.09   $11,273.70     $10,543.59       $10,581.53
06/30/94    $10,501.19   $11,066.50     $10,164.02       $10,179.43
07/31/94    $10,624.63   $11,189.53     $10,322.58       $10,352.48
08/31/94    $11,232.29   $11,822.38     $10,883.10       $10,973.63
09/30/94    $10,994.92   $11,565.25     $10,833.03       $11,025.21
10/31/94    $11,213.30   $11,787.59     $10,787.53       $11,153.10
11/30/94    $10,729.07   $11,271.29     $10,332.30       $10,750.48
12/31/94    $11,027.82   $11,577.69     $10,590.61       $10,979.46
01/31/95    $11,077.05   $11,622.00     $10,448.59       $10,865.27
02/28/95    $11,667.82   $12,235.16     $10,869.40       $11,307.49
03/31/95    $12,022.29   $12,599.06     $11,047.34       $11,617.32
04/30/95    $12,337.37   $12,921.49     $11,276.11       $11,775.31
05/31/95    $12,613.06   $13,202.01     $11,461.01       $11,962.54
06/30/95    $13,154.61   $13,760.70     $12,044.53       $12,656.37
07/31/95    $14,247.54   $14,895.23     $12,737.39       $13,585.34
08/31/95    $14,779.24   $15,441.61     $12,992.43       $13,816.29
09/30/95    $15,291.25   $15,967.05     $13,225.15       $14,139.60
10/31/95    $14,907.24   $15,555.90     $12,634.91       $13,670.16
11/30/95    $15,724.48   $16,399.11     $13,179.25       $14,219.70
12/31/95    $16,440.52   $17,134.00     $13,515.75       $14,468.55
01/31/96    $16,362.18   $17,041.44     $13,500.30       $14,415.01
02/29/96    $16,809.85   $17,497.88     $13,926.98       $15,008.91
03/31/96    $17,705.18   $18,418.36     $14,203.21       $15,417.15
04/30/96    $18,824.34   $19,571.25     $14,966.40       $16,573.44
05/31/96    $19,943.51   $20,722.35     $15,567.42       $17,267.87
06/30/96    $19,283.20   $20,023.48     $14,932.74       $16,615.14
07/31/96    $17,828.29   $18,499.96     $13,629.56       $15,212.82
08/31/96    $18,376.68   $19,057.23     $14,421.03       $16,127.11
09/30/96    $19,428.69   $20,136.45     $14,984.07       $16,946.37
10/31/96    $19,283.20   $19,984.44     $14,750.92       $16,626.09
11/30/96    $19,921.12   $20,632.85     $15,356.07       $17,119.88
12/31/96    $20,149.63   $20,858.06     $15,750.56       $17,368.12
01/31/97    $20,575.25   $21,275.92     $16,062.28       $17,804.06
02/28/97    $20,564.05   $21,264.31     $15,673.41       $17,091.90
03/31/97    $19,802.42   $20,463.42     $14,938.48       $16,232.17
04/30/97    $19,869.62   $20,521.45     $14,975.29       $16,125.04
05/31/97    $22,210.52   $22,924.13     $16,645.33       $18,053.60
06/30/97    $23,509.77   $24,235.74     $17,352.58       $19,010.44
07/31/97    $24,629.82   $25,384.85     $18,162.21       $20,206.19
08/31/97    $25,178.64   $25,930.39     $18,572.06       $20,580.01
09/30/97    $26,892.31   $27,683.07     $19,927.86       $22,127.62
10/31/97    $25,671.46   $26,406.28     $19,042.07       $21,171.71
11/30/97    $25,469.85   $26,185.75     $18,912.43       $20,866.84
12/31/97    $25,677.23   $26,377.06     $19,251.91       $21,042.12
01/31/98    $25,160.70   $25,829.77     $18,958.70       $20,697.03
02/28/98    $26,859.51   $27,554.93     $20,380.28       $22,307.26
03/31/98    $28,523.88   $29,244.39     $21,236.66       $23,355.70
04/30/98    $28,558.31   $29,256.29     $21,353.31       $23,544.88
05/31/98    $27,089.07   $27,745.29     $20,207.71       $22,219.30
06/30/98    $27,123.51   $27,757.19     $20,265.54       $22,390.39
07/31/98    $25,264.01   $25,841.67     $18,610.66       $20,782.76
08/31/98    $20,305.33   $20,749.48     $15,002.05       $16,615.82
09/30/98    $20,821.86   $21,272.97     $16,162.82       $17,591.17
10/31/98    $21,590.91   $22,034.42     $16,825.85       $18,296.57
11/30/98    $22,887.97   $23,343.16     $17,714.24       $19,480.36
12/31/98    $23,283.98   $23,728.87     $18,820.16       $20,912.17
01/31/99    $22,824.28   $23,252.38     $19,064.29       $20,991.63
02/28/99    $21,353.22   $21,739.55     $17,528.28       $19,276.62
03/31/99    $21,364.72   $21,739.55     $17,798.52       $19,650.58
04/30/99    $22,778.31   $23,145.18     $19,391.36       $20,910.19
05/31/99    $23,559.33   $23,831.85     $19,678.12       $21,311.66

* 10/9/96 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares, and have not been adjusted for Class A Share expenses. If such returns had been adjusted for Class A Share expenses, returns would have been lower.
** 11/8/96 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE FUND HAS ASSUMED THE PERFORMANCE HISTORY OF THE SCHRODER CORE PORTFOLIO IN WHICH IT INVESTS.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 5.00% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.
INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1999

--------------------------------------------------------------------------------
 INTERNATIONAL FUND

For the fiscal year ended May 31, 1999, the Fund returned -1.36%, compared to the Lipper International Average of -1.26%.

While the second half of the fiscal year saw strong performance, particularly the first three months of 1999, it was the relatively poor showing in the first half of the fiscal year that brought this overall figure down. As was mentioned in the November 30, 1998 semi-annual report, the main reason for underperformace during this period had to do with the Fund's defensive position both in country and stock selection (a position that had helped us at the end of the prior fiscal year). In the last six months, the Fund outperformed the Lipper International Average by 0.67%. The most value added in this period came from stock selection. In Continental Europe, the Fund favored the telecommunications, semiconductor and oil sectors. Holdings in these industries included TELECOM ITALIA which was subject to a takeover during the period, the French oil company ELF AQUITAINE which benefited from a rise in oil prices and PHILIPS ELECTRONICS in the Netherlands. Stock selection in the U.K. also added value with most of the gains again coming from telecommunications and oil.

The area where stock selection detracted was in Japan. Historically, the Fund has benefited from a very limited exposure to the Japanese banking industry. However, in the six months ending May 31, the sector experienced an upturn and the Fund's position detracted from performance. We continue to believe that many Japanese banks have limited growth prospects and big challenges in improving returns on capital, and the Fund remains underweight. The Fund was also hurt by a shift in Japan away from high-quality dependable names such as TAKEDA CHEMICAL and FUJI PHOTO and towards more cyclical, lower-quality companies which could reverse if, as we expect, the economy experiences some renewed weakness later in the calendar year. Overall, country allocation detracted in the final six months of the fiscal year while currency management, including a hedge of the British pound (now closed) and the Japanese yen helped to add value.

We believe that the global economic environment is as favorable as it has been since the emerging markets crisis began in 1997. However, under this surface there appear to be some strains, particularly in the developed markets. The Fund's positioning reflects in part this outlook, as well as market prices and valuations. We expect economic growth to moderate in the United States and parts of Europe, but may witness an upturn in growth for the rest of the world. The Fund has a core exposure to growth securities that we expect have the potential to perform well in the moderate scenario, and recently has added cyclical stocks (such as oil companies) to reflect anticipated growth in places such as the U.K. and Asian emerging markets.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1999. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF A SHARES EXCLUDING SALES LOAD. HAD THE PERFORMANCE INCLUDED SALES LOAD, THE RETURN WOULD HAVE BEEN LOWER. THE PERFORMANCE FOR OTHER CLASSES WILL DIFFER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
         INTERNATIONAL FUND ("FUND") VS. MSCI EAFE INDEX ("INDEX") AND
                LIPPER INTERNATIONAL AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods. The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. Total return of the Fund would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1999
                            ----------------------------------------------------
                                              B                         LIPPER
                            A SHARES*+    SHARES**+       INDEX       AVERAGE++
                            ----------    ----------    ----------    ----------
ONE YEAR                        (7.03)%      (5.90)%          4.36%      (1.26)%
FIVE YEAR                        6.57%        6.71%           7.63%       7.83%
TEN YEAR                         8.27%        8.02%           5.99%       8.58%
VALUE MAY 31, 1999            $22,131      $21,627         $17,889     $22,782

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES    B SHARES     INDEX     LIPPER AVERAGE
05/31/89    $9,425.00  $10,000.00  $10,000.00       $10,000.00
06/30/89    $9,451.95  $10,022.45   $9,832.00        $9,966.00
07/31/89   $10,377.38  $11,000.68  $11,065.92       $10,925.73
08/31/89   $10,602.00  $11,235.63  $10,569.06       $10,854.71
09/30/89   $11,150.07  $11,805.62  $11,049.95       $11,295.41
10/31/89   $10,709.82  $11,331.89  $10,606.85       $10,761.14
11/30/89   $11,069.21  $11,704.28  $11,139.31       $11,174.36
12/31/89   $11,536.42  $12,193.81  $11,550.35       $11,792.31
01/31/90   $11,491.49  $12,135.71  $11,120.68       $11,628.39
02/28/90   $10,952.41  $11,565.93  $10,345.57       $11,259.77
03/31/90   $10,700.83  $11,291.09   $9,267.56       $11,196.72
04/30/90   $10,673.88  $11,249.06   $9,194.34       $11,014.21
05/31/90   $11,617.28  $12,243.18  $10,243.69       $11,844.68
06/30/90   $11,922.76  $12,553.73  $10,153.55       $12,091.05
07/31/90   $12,237.23  $12,881.62  $10,295.70       $12,560.19
08/31/90   $11,033.27  $11,600.67   $9,295.99       $11,242.62
09/30/90    $9,577.74  $10,060.87   $8,000.13        $9,981.20
10/31/90   $10,718.80  $11,255.54   $9,245.75       $10,793.67
11/30/90   $10,224.64  $10,727.68   $8,700.25       $10,521.67
12/31/90   $10,233.63  $10,737.82   $8,841.19       $10,482.74
01/31/91   $10,709.82  $11,223.90   $9,126.76       $10,763.68
02/28/91   $11,347.74  $11,889.03  $10,105.15       $11,609.70
03/31/91   $10,673.88  $11,176.34   $9,498.84       $11,248.64
04/30/91   $10,772.71  $11,272.00   $9,591.93       $11,371.25
05/31/91   $10,745.76  $11,233.79   $9,691.69       $11,481.55
06/30/91   $10,188.70  $10,644.32   $8,980.32       $10,892.55
07/31/91   $10,646.93  $11,118.30   $9,421.25       $11,380.53
08/31/91   $10,377.38  $10,835.32   $9,230.00       $11,323.63
09/30/91   $10,862.56  $11,327.55   $9,749.65       $11,682.59
10/31/91   $10,781.70  $11,238.80   $9,888.09       $11,736.33
11/30/91   $10,269.57  $10,695.17   $9,426.32       $11,327.91
12/31/91   $10,718.80  $11,161.06   $9,913.66       $11,885.24
01/31/92   $10,736.77  $11,174.53   $9,702.50       $11,967.25
02/29/92   $10,602.00  $11,024.83   $9,355.15       $11,968.44
03/31/92   $10,269.57  $10,670.25   $8,737.71       $11,555.53
04/30/92   $10,593.02  $11,003.54   $8,778.78       $11,842.11
05/31/92   $11,186.01  $11,608.66   $9,366.95       $12,421.19
06/30/92   $10,907.48  $11,316.14   $8,922.96       $12,078.36
07/31/92   $10,593.02  $10,981.81   $8,694.53       $11,666.49
08/31/92   $10,700.83  $11,080.99   $9,239.68       $11,778.49
09/30/92   $10,512.15  $10,886.14   $9,056.73       $11,518.19
10/31/92   $10,233.63  $10,588.05   $8,581.26       $11,155.36
11/30/92   $10,170.73  $10,512.73   $8,661.92       $11,217.83
12/31/92   $10,287.54  $10,628.67   $8,706.96       $11,368.15
01/31/93   $10,269.57  $10,601.47   $8,706.09       $11,407.94
02/28/93   $10,485.20  $10,824.55   $8,969.01       $11,671.46
03/31/93   $11,069.21  $11,419.48   $9,751.11       $12,333.24
04/30/93   $11,805.96  $12,165.89  $10,677.47       $12,943.73
05/31/93   $11,913.78  $12,269.29  $10,902.76       $13,219.43
06/30/93   $11,877.84  $12,226.55  $10,732.68       $12,948.43
07/31/93   $12,282.15  $12,641.52  $11,108.32       $13,353.72
08/31/93   $13,072.81  $13,447.02  $11,708.17       $14,161.62
09/30/93   $13,207.58  $13,577.32  $11,444.74       $14,073.82
10/31/93   $13,827.53  $14,203.03  $11,797.24       $14,678.99
11/30/93   $13,324.38  $13,674.73  $10,766.16       $14,105.04
12/31/93   $14,941.63  $15,325.10  $11,543.48       $15,412.58
01/31/94   $15,777.22  $16,172.52  $12,518.90       $16,352.75
02/28/94   $15,435.80  $15,812.26  $12,483.85       $15,996.26
03/31/94   $14,743.97  $15,096.09  $11,945.79       $15,290.82
04/30/94   $15,193.21  $15,546.78  $12,452.29       $15,674.62
05/31/94   $15,175.24  $15,520.32  $12,381.32       $15,624.46
06/30/94   $15,013.51  $15,341.69  $12,555.89       $15,461.97
07/31/94   $15,256.10  $15,581.69  $12,676.43       $15,884.08
08/31/94   $15,876.05  $16,209.56  $12,975.59       $16,346.31
09/30/94   $15,507.67  $15,823.54  $12,566.86       $15,944.19
10/31/94   $15,777.22  $16,082.02  $12,985.34       $16,250.32
11/30/94   $15,175.24  $15,461.14  $12,360.74       $15,458.93
12/31/94   $15,049.45  $15,323.13  $12,438.62       $15,310.52
01/31/95   $14,195.90  $14,444.30  $11,960.97       $14,557.24
02/28/95   $14,150.98  $14,390.28  $11,926.29       $14,577.62
03/31/95   $14,950.62  $15,194.28  $12,670.49       $15,060.14
04/30/95   $15,521.46  $15,641.47  $13,146.90       $15,543.57
05/31/95   $15,829.53  $15,941.78  $12,989.13       $15,681.91
06/30/95   $15,883.90  $15,996.57  $12,761.82       $15,688.18
07/31/95   $16,690.33  $16,800.05  $13,556.89       $16,525.93
08/31/95   $16,164.79  $16,252.22  $13,039.01       $16,218.55
09/30/95   $16,635.96  $16,717.87  $13,293.27       $16,460.21
10/31/95   $16,309.77  $16,380.04  $12,934.36       $16,135.94
11/30/95   $16,409.44  $16,471.35  $13,296.52       $16,310.21
12/31/95   $16,949.04  $17,001.04  $13,832.37       $16,794.62
01/31/96   $17,299.65  $17,334.94  $13,889.15       $17,174.18
02/29/96   $17,465.72  $17,492.62  $13,936.11       $17,248.03
03/31/96   $17,779.42  $17,798.69  $14,232.06       $17,544.70
04/30/96   $18,249.98  $18,253.17  $14,645.82       $18,099.11
05/31/96   $18,286.88  $18,280.99  $14,376.34       $18,059.29
06/30/96   $18,425.28  $18,401.57  $14,457.25       $18,182.09
07/31/96   $17,844.01  $17,807.97  $14,034.67       $17,512.99
08/31/96   $17,954.73  $17,909.99  $14,065.42       $17,717.90
09/30/96   $18,323.79  $18,262.44  $14,439.08       $18,102.37
10/31/96   $17,917.82  $17,845.07  $14,261.48       $17,991.95
11/30/96   $18,600.58  $18,522.14  $14,828.90       $18,771.00
12/31/96   $18,591.96  $18,492.98  $14,638.20       $18,838.58
01/31/97   $18,377.61  $18,270.06  $14,125.71       $18,753.80
02/28/97   $18,759.70  $18,641.59  $14,356.90       $19,012.61
03/31/97   $18,862.21  $18,734.48  $14,408.88       $19,060.14
04/30/97   $19,011.32  $18,873.80  $14,485.34       $19,113.51
05/31/97   $20,176.23  $20,006.97  $15,427.96       $20,241.20
06/30/97   $21,108.16  $20,917.22  $16,278.76       $21,186.47
07/31/97   $21,527.53  $21,325.91  $16,542.12       $21,788.16
08/31/97   $19,654.35  $19,449.67  $15,306.75       $20,210.70
09/30/97   $20,726.07  $20,499.25  $16,164.22       $21,469.83
10/31/97   $19,365.46  $19,143.16  $14,921.84       $19,833.82
11/30/97   $19,011.32  $18,780.92  $14,769.79       $19,657.30
12/31/97   $19,161.33  $18,917.12  $14,898.61       $19,820.46
01/31/98   $19,838.94  $19,578.75  $15,579.98       $20,288.22
02/28/98   $20,902.41  $20,613.14  $16,579.69       $21,633.33
03/31/98   $21,749.43  $21,433.19  $17,090.21       $22,736.63
04/30/98   $22,257.63  $21,927.09  $17,225.48       $23,048.12
05/31/98   $22,436.45  $22,085.50  $17,141.86       $23,073.48
06/30/98   $22,295.28  $21,936.40  $17,271.63       $22,898.12
07/31/98   $22,408.21  $22,029.59  $17,446.73       $23,232.43
08/31/98   $19,791.88  $19,438.97  $15,285.08       $19,917.16
09/30/98   $19,208.38  $18,861.21  $14,816.44       $19,204.13
10/31/98   $20,110.64  $19,726.43  $16,360.90       $20,630.99
11/30/98   $20,956.11  $20,554.25  $17,199.09       $21,697.62
12/31/98   $21,576.94  $21,140.38  $17,877.59       $22,370.24
01/31/99   $21,946.11  $21,493.51  $17,824.80       $22,544.73
02/28/99   $21,654.66  $21,197.64  $17,400.04       $21,949.55
03/31/99   $22,247.28  $21,770.30  $18,126.35       $22,715.59
04/30/99   $22,917.61  $22,409.76  $18,860.81       $23,758.23
05/31/99   $22,130.70  $21,627.13  $17,889.48       $22,781.77

* 4/12/95 was the inception date of Class A Shares of the Fund. Returns prior to that date are for Class I Shares. Performance shown for Class A Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).

** 5/12/95 was the inception date of Class B Shares of the Fund. Returns prior to that date are for Class I Shares, adjusted for Class B Share expenses. Performance shown for Class B Shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund (see footnote + below) adjusted to reflect Class B Share expenses (before waivers and reimbursements).

+ Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. Performance reflects the historic performance of the mutual fund in which the collective investment fund invested, which was managed by Schroder Capital Management International Inc. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF CLASS A AND B SHARES. PERFORMANCE OF OTHER CLASSES WILL DIFFER.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.75% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 5.00% DEFERRED SALES CHARGE
(DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

INVESTING IN FOREIGN SECURITIES INVOLVES GREATER RISKS THAN INVESTING IN SECURITIES OF U.S. ISSUERS, INCLUDING CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY.

                                                                 [LOGO]

 INDEPENDENT AUDITORS' REPORT                                       MAY 31, 1999

--------------------------------------------------------------------------------

           To the Board of Trustees and Shareholders
           Norwest Advantage Funds

               We have audited the accompanying statements of assets and liabilities of Stable Income Fund, Intermediate Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Growth Balanced Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, and International Fund, portfolios of Norwest Advantage Funds (collectively the "Funds"), including the schedules of investments, as of May 31, 1999, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two year period then ended and financial highlights for the periods presented on pages 36 to 48. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 1999, the results of their operations, changes in their net assets and financial highlights for each of the periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                         /s/ KPMG LLP

           Boston, Massachusetts
           July 16, 1999

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                INTERMEDIATE
                                   STABLE        GOVERNMENT
                                   INCOME          INCOME
                                    FUND            FUND
                                -------------   -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $ 191,625,870   $450,422,623
  Net unrealized appreciation
     (depreciation)...........       (663,452)    (8,347,163)
                                -------------   -------------
 TOTAL INVESTMENTS AT VALUE...    190,962,418    442,075,460
 Collateral for securities
     loaned (Notes 2 and 5)...              -     93,411,953
 Receivable for dividends,
     interest and other
     receivables..............              -      4,782,323
 Receivable for investments
     sold.....................              -              -
 Receivable for Fund shares
     issued...................      1,010,377        969,886
 Organization costs, net of
     amortization (Note 2)....          5,397          5,397
                                -------------   -------------
TOTAL ASSETS..................    191,978,192    541,245,019
                                -------------   -------------
LIABILITIES
 Payable for investments
     purchased................              -              -
 Payable for securities loaned
     (Notes 2 and 5)..........              -     93,411,953
 Dividends payable............          1,026         15,803
 Payable for Fund shares
     redeemed.................      1,776,693         88,659
 Payable to investment adviser
     and affiliates (Note
     3).......................         28,864        222,004
 Payable to other related
     parties (Note 3).........          8,035         23,436
 Accrued expenses and other
     liabilities..............         17,374         45,251
                                -------------   -------------
TOTAL LIABILITIES.............      1,831,992     93,807,106
                                -------------   -------------
NET ASSETS....................  $ 190,146,200   $447,437,913
                                -------------   -------------
                                -------------   -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $ 197,611,399   $472,441,067
 Undistributed (distributions
     in excess of) net
     investment income........        135,855        520,614
 Accumulated net realized gain
     (loss) from
     investments..............     (6,937,542)   (17,176,605)
 Net unrealized appreciation
     (depreciation) on
     investments..............       (663,452)    (8,347,163)
                                -------------   -------------
NET ASSETS....................  $ 190,146,200   $447,437,913
                                -------------   -------------
                                -------------   -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $   8,558,054   $ 18,593,604
 B Shares.....................      2,387,171      8,539,738
 C Shares.....................              -              -
 I Shares.....................    179,200,975    420,304,571
                                -------------   -------------
NET ASSETS....................  $ 190,146,200   $447,437,913
                                -------------   -------------
                                -------------   -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................        833,717      1,683,685
 B Shares.....................        232,623        773,849
 C Shares.....................              -              -
 I Shares.....................     17,453,256     38,046,624
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $       10.26   $      11.04
 B Shares.....................  $       10.26   $      11.04
 C Shares.....................  $           -   $          -
 I Shares.....................  $       10.27   $      11.05
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $       10.42   $      11.56
 B Shares.....................  $       10.26   $      11.04
 C Shares.....................  $           -   $          -
 I Shares.....................  $       10.27   $      11.05
MAXIMUM SALES LOAD
 A Shares.....................          1.50%          4.50%
 B Shares.....................            N/A            N/A
 C Shares.....................            N/A            N/A
 I Shares.....................            N/A            N/A

See Notes to Financial Statements

                                                                 [LOGO]

                                                                    MAY 31, 1999

--------------------------------------------------------------------------------

                                                TOTAL RETURN      TAX-FREE        COLORADO        MINNESOTA
                                   INCOME           BOND           INCOME         TAX-FREE        TAX-FREE
                                    FUND            FUND            FUND            FUND            FUND
                                -------------   -------------   -------------   -------------   -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $ 373,544,413   $ 93,045,325    $ 349,646,415   $  95,359,332   $  84,392,963
  Net unrealized appreciation
     (depreciation)...........     (8,011,223)    (2,602,757)      11,011,322       2,671,570       2,330,951
                                -------------   -------------   -------------   -------------   -------------
 TOTAL INVESTMENTS AT VALUE...    365,533,190     90,442,568      360,657,737      98,030,902      86,723,914
 Collateral for securities
     loaned (Notes 2 and 5)...     38,268,957              -                -               -               -
 Receivable for dividends,
     interest and other
     receivables..............      5,116,286              -        6,448,006       1,757,300       1,282,107
 Receivable for investments
     sold.....................     19,891,253              -       17,158,291               -               -
 Receivable for Fund shares
     issued...................      1,124,379         28,657          218,848         280,421         221,491
 Organization costs, net of
     amortization (Note 2)....              -              -                -               -               -
                                -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS..................    429,934,065     90,471,225      384,482,882     100,068,623      88,227,512
                                -------------   -------------   -------------   -------------   -------------
LIABILITIES
 Payable for investments
     purchased................     19,500,513              -        9,982,438               -         986,023
 Payable for securities loaned
     (Notes 2 and 5)..........     38,268,957              -                -               -               -
 Dividends payable............      1,550,906        327,462        1,027,823         204,343         136,350
 Payable for Fund shares
     redeemed.................        416,853        205,400          107,285           6,234           2,646
 Payable to investment adviser
     and affiliates (Note
     3).......................        187,524          2,954          163,261          37,409          30,333
 Payable to other related
     parties (Note 3).........         30,164          3,840           13,472           1,616           2,771
 Accrued expenses and other
     liabilities..............         50,856         13,412           70,531          25,209          60,526
                                -------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES.............     60,005,773        553,068       11,364,810         274,811       1,218,649
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 369,928,292   $ 89,918,157    $ 373,118,072   $  99,793,812   $  87,008,863
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $ 388,634,457   $ 93,409,937    $ 363,362,206   $  97,473,899   $  84,779,067
 Undistributed (distributions
     in excess of) net
     investment income........         14,155       (278,956)        (510,093)              -         (43,360)
 Accumulated net realized gain
     (loss) from
     investments..............    (10,709,097)      (610,067)        (745,363)       (351,657)        (57,795)
 Net unrealized appreciation
     (depreciation) on
     investments..............     (8,011,223)    (2,602,757)      11,011,322       2,671,570       2,330,951
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 369,928,292   $ 89,918,157    $ 373,118,072   $  99,793,812   $  87,008,863
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $  13,730,973   $  1,304,300    $  43,388,040   $  39,958,172   $  38,254,884
 B Shares.....................      7,725,606      2,756,538       17,973,193      10,909,418      21,492,677
 C Shares.....................              -              -                -               -               -
 I Shares.....................    348,471,713     85,857,319      311,756,839      48,926,222      27,261,302
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 369,928,292   $ 89,918,157    $ 373,118,072   $  99,793,812   $  87,008,863
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................      1,449,092        142,232        4,157,382       3,787,333       3,490,261
 B Shares.....................        816,631        300,043        1,721,823       1,032,778       1,961,273
 C Shares.....................              -              -                -               -               -
 I Shares.....................     36,808,911      9,349,252       29,855,023       4,636,496       2,487,114
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $        9.48   $       9.17    $       10.44   $       10.55   $       10.96
 B Shares.....................  $        9.46   $       9.19    $       10.44   $       10.56   $       10.96
 C Shares.....................  $           -   $          -    $           -   $           -   $           -
 I Shares.....................  $        9.47   $       9.18    $       10.44   $       10.55   $       10.96
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $        9.93   $       9.60    $       10.93   $       11.05   $       11.48
 B Shares.....................  $        9.46   $       9.19    $       10.44   $       10.56   $       10.96
 C Shares.....................  $           -   $          -    $           -   $           -   $           -
 I Shares.....................  $        9.47   $       9.18    $       10.44   $       10.55   $       10.96
MAXIMUM SALES LOAD
 A Shares.....................          4.50%          4.50%            4.50%           4.50%           4.50%
 B Shares.....................            N/A            N/A              N/A             N/A             N/A
 C Shares.....................            N/A            N/A              N/A             N/A             N/A
 I Shares.....................            N/A            N/A              N/A             N/A             N/A

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

--------------------------------------------------------------------------------

                                    GROWTH            INCOME          VALUGROWTH
                                   BALANCED           EQUITY             STOCK
                                     FUND              FUND              FUND
                                ---------------   ---------------    -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $   639,211,882   $ 1,194,087,388    $ 149,734,117
  Net unrealized appreciation
     (depreciation)...........      222,039,396       537,929,530       76,504,220
                                ---------------   ---------------    -------------
 TOTAL INVESTMENTS AT VALUE...      861,251,278     1,732,016,918      226,238,337
 Collateral for securities
     loaned (Notes 2 and 5)...                -                 -       23,829,038
 Receivable for dividends,
     interest and other
     receivables..............            2,434             3,084          338,918
 Receivable for investments
     sold.....................                -                 -                -
 Receivable for Fund shares
     issued...................        4,704,237         3,336,817            8,270
 Organization costs, net of
     amortization (Note 2)....            5,397             5,397                -
                                ---------------   ---------------    -------------
TOTAL ASSETS..................      865,963,346     1,735,362,216      250,414,563
                                ---------------   ---------------    -------------
LIABILITIES
 Payable for investments
     purchased................                -                 -                -
 Payable for securities loaned
     (Notes 2 and 5)..........                -                 -       23,829,038
 Dividends payable............                -             6,569           94,974
 Payable for Fund shares
     redeemed.................        1,219,662         2,251,498          798,127
 Payable to investment adviser
     and affiliates (Note
     3).......................          260,254           327,985          164,975
 Payable to other related
     parties (Note 3).........           26,071            99,191           19,212
 Accrued expenses and other
     liabilities..............           73,106           181,125          149,844
                                ---------------   ---------------    -------------
TOTAL LIABILITIES.............        1,579,093         2,866,368       25,056,170
                                ---------------   ---------------    -------------
NET ASSETS....................  $   864,384,253   $ 1,732,495,848    $ 225,358,393
                                ---------------   ---------------    -------------
                                ---------------   ---------------    -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $   593,603,450   $ 1,188,879,050    $  69,008,771
 Undistributed (distributions
     in excess of) net
     investment income........        9,068,551         2,812,753        1,009,103
 Accumulated net realized gain
     (loss) from
     investments..............       39,672,856         2,874,515       78,836,299
 Net unrealized appreciation
     (depreciation) on
     investments..............      222,039,396       537,929,530       76,504,220
                                ---------------   ---------------    -------------
NET ASSETS....................  $   864,384,253   $ 1,732,495,848    $ 225,358,393
                                ---------------   ---------------    -------------
                                ---------------   ---------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $     3,667,409   $   105,161,929    $  18,902,480
 B Shares.....................        8,977,895       106,687,522        7,784,040
 C Shares.....................        1,236,229         1,105,847                -
 I Shares.....................      850,502,720     1,519,540,550      198,671,873
                                ---------------   ---------------    -------------
NET ASSETS....................  $   864,384,253   $ 1,732,495,848    $ 225,358,393
                                ---------------   ---------------    -------------
                                ---------------   ---------------    -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................          111,866         2,268,414          883,711
 B Shares.....................          291,888         2,305,791          376,292
 C Shares.....................           40,147            23,287                -
 I Shares.....................       27,501,003        32,780,825        9,302,715
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $         32.78   $         46.36    $       21.39
 B Shares.....................  $         30.76   $         46.27    $       20.69
 C Shares.....................  $         30.79   $         47.49    $           -
 I Shares.....................  $         30.93   $         46.35    $       21.36
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $         34.78   $         49.19    $       22.69
 B Shares.....................  $         30.76   $         46.27    $       20.69
 C Shares.....................  $         30.79   $         47.49    $           -
 I Shares.....................  $         30.93   $         46.35    $       21.36
MAXIMUM SALES LOAD
 A Shares.....................            5.75%             5.75%            5.75%
 B Shares.....................              N/A               N/A              N/A
 C Shares.....................              N/A               N/A              N/A
 I Shares.....................              N/A               N/A              N/A
 (a) Actual net assets and
     number of C shares at May
     31, 1999, were $59,902.04
     and 1,650.470.

See Notes to Financial Statements

                                                                 [LOGO]

                                                                    MAY 31, 1999

--------------------------------------------------------------------------------

                                                                             LARGE                              SMALL
                                   DIVERSIFIED            GROWTH            COMPANY        DIVERSIFIED         COMPANY
                                      EQUITY              EQUITY            GROWTH          SMALL CAP           STOCK
                                       FUND                FUND              FUND              FUND              FUND
                                 ----------------    ----------------    -------------    --------------    --------------
ASSETS
 Investments (Note 2)
  Investments at cost.........   $  1,029,230,259    $    656,811,863    $ 804,262,869    $ 58,522,658      $   35,549,955
  Net unrealized appreciation
     (depreciation)...........        781,773,715         301,958,214      187,836,112       3,405,644          (5,950,884)
                                 ----------------    ----------------    -------------    --------------    --------------
 TOTAL INVESTMENTS AT VALUE...      1,811,003,974         958,770,077      992,098,981      61,928,302          29,599,071
 Collateral for securities
     loaned (Notes 2 and 5)...                  -                   -                -               -                   -
 Receivable for dividends,
     interest and other
     receivables..............              1,581               4,672           27,954           1,915                   -
 Receivable for investments
     sold.....................                  -                   -                -               -                   -
 Receivable for Fund shares
     issued...................          1,638,511           1,303,288        5,179,320         349,167           1,574,316
 Organization costs, net of
     amortization (Note 2)....              5,397               5,397            5,397           2,504                   -
                                 ----------------    ----------------    -------------    --------------    --------------
TOTAL ASSETS..................      1,812,649,463         960,083,434      997,303,093      62,281,888          31,173,387
                                 ----------------    ----------------    -------------    --------------    --------------
LIABILITIES
 Payable for investments
     purchased................                  -                   -                -               -                   -
 Payable for securities loaned
     (Notes 2 and 5)..........                  -                   -                -               -                   -
 Dividends payable............              2,632                   -                -               -               5,218
 Payable for Fund shares
     redeemed.................          1,182,221           2,647,401        3,294,339          16,320              80,289
 Payable to investment adviser
     and affiliates (Note
     3).......................            569,923             341,371           40,554           6,334                   -
 Payable to other related
     parties (Note 3).........            103,741              42,970           32,528             985                   -
 Accrued expenses and other
     liabilities..............            183,799              95,953          455,349          17,138              28,243
                                 ----------------    ----------------    -------------    --------------    --------------
TOTAL LIABILITIES.............          2,042,316           3,127,695        3,822,770          40,777             113,750
                                 ----------------    ----------------    -------------    --------------    --------------
NET ASSETS....................   $  1,810,607,147    $    956,955,739    $ 993,488,882    $ 62,241,111      $   31,059,637
                                 ----------------    ----------------    -------------    --------------    --------------
                                 ----------------    ----------------    -------------    --------------    --------------
COMPONENTS OF NET ASSETS
 Paid in capital..............   $    965,790,612    $    600,446,303    $ 773,035,265    $ 63,019,363      $   60,604,190
 Undistributed (distributions
     in excess of) net
     investment income........          5,854,223            (159,002)               -               -                   -
 Accumulated net realized gain
     (loss) from
     investments..............         57,188,597          54,710,224       32,617,505      (4,183,896)        (23,593,669)
 Net unrealized appreciation
     (depreciation) on
     investments..............        781,773,715         301,958,214      187,836,112       3,405,644          (5,950,884)
                                 ----------------    ----------------    -------------    --------------    --------------
NET ASSETS....................   $  1,810,607,147    $    956,955,739    $ 993,488,882    $ 62,241,111      $   31,059,637
                                 ----------------    ----------------    -------------    --------------    --------------
                                 ----------------    ----------------    -------------    --------------    --------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $     69,768,178    $     17,334,531    $ 191,233,426    $  1,503,838      $    5,563,397
 B Shares.....................        111,105,564          18,975,508      156,870,470         475,998           2,904,315
 C Shares.....................            542,350              59,902(a)             -               -                   -
 I Shares.....................      1,629,191,055         920,585,798      645,384,986      60,261,275          22,591,925
                                 ----------------    ----------------    -------------    --------------    --------------
NET ASSETS....................   $  1,810,607,147    $    956,955,739    $ 993,488,882    $ 62,241,111      $   31,059,637
                                 ----------------    ----------------    -------------    --------------    --------------
                                 ----------------    ----------------    -------------    --------------    --------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................          1,445,956             479,198        3,292,254         157,993             637,433
 B Shares.....................          2,329,933             536,155        2,878,178          53,154             348,193
 C Shares.....................             11,237               1,650(a)             -               -                   -
 I Shares.....................         33,767,838          25,449,660       11,805,608       6,700,536           2,603,945
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................   $          48.25    $          36.17    $       58.09    $       9.52      $         8.73
 B Shares.....................   $          47.69    $          35.39    $       54.50    $       8.96      $         8.34
 C Shares.....................   $          48.26    $          36.29    $           -    $          -      $            -
 I Shares.....................   $          48.25    $          36.17    $       54.67    $       8.99      $         8.68
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................   $          51.19    $          38.38    $       61.63    $      10.10      $         9.26
 B Shares.....................   $          47.69    $          35.39    $       54.50    $       8.96      $         8.34
 C Shares.....................   $          48.26    $          36.29    $           -    $          -      $            -
 I Shares.....................   $          48.25    $          36.17    $       54.67    $       8.99      $         8.68
MAXIMUM SALES LOAD
 A Shares.....................              5.75%               5.75%            5.75%           5.75%               5.75%
 B Shares.....................                N/A                 N/A              N/A             N/A                 N/A
 C Shares.....................                N/A                 N/A              N/A             N/A                 N/A
 I Shares.....................                N/A                 N/A              N/A             N/A                 N/A
 (a) Actual net assets and
     number of C shares at May
     31, 1999, were $59,902.04
     and 1,650.470.

                                    SMALL
                                     CAP
                                OPPORTUNITIES    INTERNATIONAL
                                    FUND              FUND
                                -------------    --------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $191,309,526     $247,347,381
  Net unrealized appreciation
     (depreciation)...........    19,323,081       29,684,340
                                -------------    --------------
 TOTAL INVESTMENTS AT VALUE...   210,632,607      277,031,721
 Collateral for securities
     loaned (Notes 2 and 5)...             -                -
 Receivable for dividends,
     interest and other
     receivables..............           422           12,326
 Receivable for investments
     sold.....................             -                -
 Receivable for Fund shares
     issued...................       481,435          173,209
 Organization costs, net of
     amortization (Note 2)....             -            5,397
                                -------------    --------------
TOTAL ASSETS..................   211,114,464      277,222,653
                                -------------    --------------
LIABILITIES
 Payable for investments
     purchased................             -                -
 Payable for securities loaned
     (Notes 2 and 5)..........             -                -
 Dividends payable............             -               48
 Payable for Fund shares
     redeemed.................       322,449          794,360
 Payable to investment adviser
     and affiliates (Note
     3).......................        74,181          180,468
 Payable to other related
     parties (Note 3).........         8,591          152,688
 Accrued expenses and other
     liabilities..............         8,342           15,981
                                -------------    --------------
TOTAL LIABILITIES.............       413,563        1,143,545
                                -------------    --------------
NET ASSETS....................  $210,700,901     $276,079,108
                                -------------    --------------
                                -------------    --------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $222,083,543     $229,327,733
 Undistributed (distributions
     in excess of) net
     investment income........             -          124,058
 Accumulated net realized gain
     (loss) from
     investments..............   (30,705,723)      16,942,977
 Net unrealized appreciation
     (depreciation) on
     investments..............    19,323,081       29,684,340
                                -------------    --------------
NET ASSETS....................  $210,700,901     $276,079,108
                                -------------    --------------
                                -------------    --------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $  4,697,878     $  2,865,957
 B Shares.....................     4,187,124        1,973,392
 C Shares.....................             -                -
 I Shares.....................   201,815,899      271,239,759
                                -------------    --------------
NET ASSETS....................  $210,700,901     $276,079,108
                                -------------    --------------
                                -------------    --------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................       229,114          125,806
 B Shares.....................       208,400           87,103
 C Shares.....................             -                -
 I Shares.....................     9,840,932       11,898,706
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $      20.50     $      22.78
 B Shares.....................  $      20.09     $      22.66
 C Shares.....................  $          -     $          -
 I Shares.....................  $      20.51     $      22.80
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $      21.75     $      24.17
 B Shares.....................  $      20.09     $      22.66
 C Shares.....................  $          -     $          -
 I Shares.....................  $      20.51     $      22.80
MAXIMUM SALES LOAD
 A Shares.....................         5.75%            5.75%
 B Shares.....................           N/A              N/A
 C Shares.....................           N/A              N/A
 I Shares.....................           N/A              N/A
 (a) Actual net assets and
     number of C shares at May
     31, 1999, were $59,902.04
     and 1,650.470.

                                                                 [LOGO]

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                 INTERMEDIATE
                                    STABLE        GOVERNMENT
                                    INCOME          INCOME
                                     FUND            FUND
                                 ------------    -------------
INVESTMENT INCOME
 Interest income (b)..........   $ 10,130,249    $ 28,618,975
 Dividend income (a)(b).......              -               -
 Securities lending income
     (Notes 2 and 5)..........         33,850         109,732
 Net expenses from Portfolios
     (Note 1).................       (633,514)              -
                                 ------------    -------------
 TOTAL INVESTMENT INCOME......      9,530,585      28,728,707
                                 ------------    -------------
EXPENSES
 Advisory (Note 3)............              -       1,470,878
 Management and Administration
     (Note 3).................         88,346         445,720
 Transfer agent (Note 3)
  A Shares....................         21,905          43,002
  B Shares....................          5,182          21,888
  C Shares....................              -               -
  I Shares....................        414,635       1,049,412
 Custody (Note 3).............              -               -
 Accounting (Note 3)..........         37,500          87,250
 Legal........................          2,606           6,806
Registration
  A Shares....................          7,663           7,771
  B Shares....................          5,881           5,633
  C Shares....................              -               -
  I Shares....................         18,905          16,730
 Audit........................          5,900          14,200
 Trustees.....................          2,020           5,235
 Distribution fees (Note 3)
  A Shares....................              -               -
  B Shares....................         20,728          87,552
  C Shares....................              -               -
 Amortization of organization
     costs (Note 2)...........         11,920          11,920
 Miscellaneous................         28,814          72,590
                                 ------------    -------------
 TOTAL EXPENSES...............        672,005       3,346,587
  Fees waived and expenses
     reimbursed (Note 3)......       (141,531)       (249,512)
                                 ------------    -------------
 NET EXPENSES.................        530,474       3,097,075
                                 ------------    -------------
 NET INVESTMENT INCOME
     (LOSS)...................      9,000,111      25,631,632
                                 ------------    -------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
       from
      Securities..............              -       9,601,541
      Financial futures
        transactions..........              -               -
      Securities transactions
        allocated from
        Portfolios (Note 1)...         77,235               -
      Foreign currency
        transactions allocated
        from Portfolios.......              -               -
      Financial futures
        transactions allocated
        from Portfolios.......              -               -
                                 ------------    -------------
    Net Realized Gain (Loss)
       from Investments.......         77,235       9,601,541
                                 ------------    -------------
    Net Change in Unrealized
       Appreciation
       (Depreciation) of
      Securities..............              -     (17,398,354)
      Securities transactions
        allocated from
        Portfolios (Note 1)...       (817,887)              -
      Foreign currency
        transactions allocated
        from Portfolios.......              -               -
      Financial futures
        transactions allocated
        from Portfolios.......              -               -
                                 ------------    -------------
    Net Change in Unrealized
       Appreciation
       (Depreciation) of
       Investments............       (817,887)    (17,398,354)
                                 ------------    -------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............       (740,652)     (7,796,813)
                                 ------------    -------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............   $  8,259,459    $ 17,834,819
                                 ------------    -------------
                                 ------------    -------------
 (a) Net of foreign
     withholding taxes of.....   $          -    $          -
 (b) Interest income and dividend income include amounts
     allocated from Portfolios where applicable.

See Notes to Financial Statements

                                                                 [LOGO]

                                                 FOR THE YEAR ENDED MAY 31, 1999

--------------------------------------------------------------------------------

                                                  TOTAL RETURN      TAX-FREE          COLORADO            MINNESOTA
                                    INCOME            BOND           INCOME           TAX-FREE            TAX-FREE
                                     FUND             FUND            FUND              FUND                FUND
                                 -------------   --------------   -------------   -----------------   -----------------
INVESTMENT INCOME
 Interest income (b)..........   $  23,264,109     $  7,012,578    $ 19,642,349     $     4,696,387     $   4,112,192
 Dividend income (a)(b).......               -                -               -                   -                 -
 Securities lending income
     (Notes 2 and 5)..........         172,051           15,396               -                   -                 -
 Net expenses from Portfolios
     (Note 1).................               -         (596,926)              -                   -                 -
                                 -------------   --------------   -------------   -----------------   -----------------
 TOTAL INVESTMENT INCOME......      23,436,160        6,431,048      19,642,349           4,696,387         4,112,192
                                 -------------   --------------   -------------   -----------------   -----------------
EXPENSES
 Advisory (Note 3)............       1,735,605                -       1,808,783             442,396           394,355
 Management and Administration
     (Note 3).................         347,122           53,022         361,756              88,478            78,870
 Transfer agent (Note 3)
  A Shares....................          26,918            4,960         107,416              96,898            90,579
  B Shares....................          16,179            7,454          34,062              24,432            49,192
  C Shares....................               -                -               -                   -                 -
  I Shares....................         824,705          252,698         762,914              99,867            57,406
 Custody (Note 3).............          49,712                -          51,176              17,696            15,774
 Accounting (Note 3)..........          85,250           37,500          85,250              63,250            62,250
 Legal........................           4,619            1,629           5,544               2,981             2,885
Registration
  A Shares....................           8,589            4,681          14,644               3,215             2,805
  B Shares....................           7,038            6,394           8,115                 863             2,032
  C Shares....................               -                -               -                   -                 -
  I Shares....................          30,492           10,583          18,395               4,396             1,783
 Audit........................          13,850            6,225          13,700              13,075            13,399
 Trustees.....................           3,964            1,314           4,206               1,006               906
 Distribution fees (Note 3)
  A Shares....................               -                -               -                   -                 -
  B Shares....................          64,717           29,816         136,247              97,729           196,769
  C Shares....................               -                -               -                   -                 -
 Amortization of organization
     costs (Note 2)...........               -            3,814               -                   -                 -
 Miscellaneous................          63,627           19,052          70,367              33,693            36,783
                                 -------------   --------------   -------------   -----------------   -----------------
 TOTAL EXPENSES...............       3,282,387          439,142       3,482,575             989,975         1,005,788
  Fees waived and expenses
     reimbursed (Note 3)......        (629,250)        (218,127)     (1,209,700)           (385,757)         (384,934)
                                 -------------   --------------   -------------   -----------------   -----------------
 NET EXPENSES.................       2,653,137          221,015       2,272,875             604,218           620,854
                                 -------------   --------------   -------------   -----------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................      20,783,023        6,210,033      17,369,474           4,092,169         3,491,338
                                 -------------   --------------   -------------   -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
       from
      Securities..............       1,744,973                -       3,445,224             501,049           216,836
      Financial futures
        transactions..........               -                -               -                   -                 -
      Securities transactions
        allocated from
        Portfolios (Note 1)...               -         (554,982)              -                   -                 -
      Foreign currency
        transactions allocated
        from Portfolios.......               -                -               -                   -                 -
      Financial futures
        transactions allocated
        from Portfolios.......               -                -               -                   -                 -
                                 -------------   --------------   -------------   -----------------   -----------------
    Net Realized Gain (Loss)
       from Investments.......       1,744,973         (554,982)      3,445,224             501,049           216,836
                                 -------------   --------------   -------------   -----------------   -----------------
    Net Change in Unrealized
       Appreciation
       (Depreciation) of
      Securities..............     (14,614,100)               -      (7,184,375)         (1,664,572)         (920,274)
      Securities transactions
        allocated from
        Portfolios (Note 1)...               -       (1,892,683)              -                   -                 -
      Foreign currency
        transactions allocated
        from Portfolios.......               -                -               -                   -                 -
      Financial futures
        transactions allocated
        from Portfolios.......               -                -               -                   -                 -
                                 -------------   --------------   -------------   -----------------   -----------------
    Net Change in Unrealized
       Appreciation
       (Depreciation) of
       Investments............     (14,614,100)      (1,892,683)     (7,184,375)         (1,664,572)         (920,274)
                                 -------------   --------------   -------------   -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............     (12,869,127)      (2,447,665)     (3,739,151)         (1,163,523)         (703,438)
                                 -------------   --------------   -------------   -----------------   -----------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............   $   7,913,896     $  3,762,368    $ 13,630,323     $     2,928,646     $   2,787,900
                                 -------------   --------------   -------------   -----------------   -----------------
                                 -------------   --------------   -------------   -----------------   -----------------
 (a) Net of foreign
     withholding taxes of.....   $           -     $          -    $          -     $             -     $           -
 (b) Interest income and dividend income include amounts
     allocated from Portfolios where applicable.

                                                                 [LOGO]

 STATEMENTS OF OPERATIONS (CONCLUDED)

--------------------------------------------------------------------------------

                                     GROWTH             INCOME         VALUGROWTH       DIVERSIFIED         GROWTH
                                    BALANCED            EQUITY            STOCK           EQUITY            EQUITY
                                      FUND               FUND             FUND             FUND              FUND
                                -----------------    -------------    -------------    -------------   ----------------
INVESTMENT INCOME
 Interest income (b)..........    $    16,505,856    $   1,414,305    $    728,350     $   3,162,860     $    2,887,005
 Dividend income (a)(b).......          6,214,559       29,415,238       5,516,775        21,348,564          8,201,197
 Securities lending income
     (Notes 2 and 5)..........            186,803          201,664         138,072           415,781            289,867
 Net expenses from Portfolios
     (Note 1).................         (3,820,678)      (8,178,939)              -        (9,503,595)        (7,370,526)
                                -----------------    -------------    -------------    -------------   ----------------
 TOTAL INVESTMENT INCOME......         19,086,540       22,852,268       6,383,197        15,423,610          4,007,543
                                -----------------    -------------    -------------    -------------   ----------------
EXPENSES
 Advisory (Note 3)............          1,854,353                -       3,347,114         4,237,011          2,425,572
 Management and Administration
     (Note 3).................            370,872          747,064         425,138           847,404            485,114
 Transfer agent (Note 3)
  A Shares....................              4,892          218,651          55,327           154,548             46,374
  B Shares....................              6,382          209,221          20,743           238,513             43,863
  C Shares....................                549              503               -               415                 68
  I Shares....................          1,844,286        3,306,949         986,775         3,843,535          2,335,267
 Custody (Note 3).............                  -                -          57,514                 -                  -
 Accounting (Note 3)..........             37,501           45,500          78,249            45,500             45,500
 Legal........................             14,489           24,988           7,366            30,324             16,341
Registration
   A Shares...................              6,176           13,482           7,085             8,451              5,221
   B Shares...................              7,363           13,888           5,823            11,992              5,647
   C Shares...................              5,589            5,482               -             5,356              5,248
   I Shares...................             42,856           53,865          14,772            25,650             21,324
 Audit........................              5,900            5,900          13,775             5,900              5,900
 Trustees.....................              8,472           17,104           6,059            20,021             11,911
 Distribution fees (Note 3)
  A Shares....................              1,254                -               -                 -                  -
  B Shares....................             25,528          836,884          82,971           954,051            175,451
  C Shares....................              1,648            1,509               -             1,246                204
 Amortization of organization
     costs (Note 2)...........             11,920           11,920               -            11,921             11,920
 Miscellaneous................             58,370          176,581          51,589           182,080             91,352
                                -----------------    -------------    -------------    -------------   ----------------
 TOTAL EXPENSES...............          4,308,400        5,689,491       5,160,300        10,623,918          5,732,277
  Fees waived and expenses
      reimbursed (Note 3).....         (1,202,580)        (541,616)       (846,039)       (2,463,311)          (839,114)
                                -----------------    -------------    -------------    -------------   ----------------
 NET EXPENSES.................          3,105,820        5,147,875       4,314,261         8,160,607          4,893,163
                                -----------------    -------------    -------------    -------------   ----------------
 NET INVESTMENT INCOME
     (LOSS)...................         15,980,720       17,704,393       2,068,936         7,263,003           (885,620)
                                -----------------    -------------    -------------    -------------   ----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
        from
      Securities..............            (18,548)               -      79,485,975                 -                  -
      Financial futures
          transactions........         28,062,285                -               -                 -                  -
      Securities transactions
          allocated from
          Portfolios (Note
          1)..................         26,493,420        7,349,243               -        68,677,749         66,680,075
      Foreign currency
          transactions
          allocated from
          Portfolios..........           (255,086)               -               -          (917,082)          (948,677)
      Financial futures
          transactions
          allocated from
          Portfolios..........            552,469                -               -         1,674,322           (312,231)
                                -----------------    -------------    -------------    -------------   ----------------
    Net Realized Gain (Loss)
        from Investments......         54,834,540        7,349,243      79,485,975        69,434,989         65,419,167
                                -----------------    -------------    -------------    -------------   ----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) of
      Securities..............                  -                -     (99,501,701)                -                  -
      Securities transactions
          allocated from
          Portfolios (Note
          1)..................         41,409,045      197,583,941               -       155,956,095          4,819,250
      Foreign currency
          transactions
          allocated from
          Portfolios..........            (13,976)               -               -             8,502           (219,223)
      Financial futures
          transactions
          allocated from
          Portfolios..........           (247,999)               -               -          (805,642)           156,336
                                -----------------    -------------    -------------    -------------   ----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) of
        Investments...........         41,147,070      197,583,941     (99,501,701)      155,158,955          4,756,363
                                -----------------    -------------    -------------    -------------   ----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............         95,981,610      204,933,184     (20,015,726)      224,593,944         70,175,530
                                -----------------    -------------    -------------    -------------   ----------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............    $   111,962,330    $ 222,637,577    $(17,946,790)    $ 231,856,947     $   69,289,910
                                -----------------    -------------    -------------    -------------   ----------------
                                -----------------    -------------    -------------    -------------   ----------------
 (a) Net of foreign
     withholding taxes of.....    $       193,325    $           -    $          -     $     658,698     $      762,717
 (b) Interest income and dividend income include amounts allocated from Portfolios where applicable.

See Notes to Financial Statements

                                                                 [LOGO]

                                                 FOR THE YEAR ENDED MAY 31, 1999

--------------------------------------------------------------------------------

                                    LARGE                           SMALL
                                   COMPANY       DIVERSIFIED       COMPANY          SMALL CAP
                                   GROWTH         SMALL CAP         STOCK         OPPORTUNITIES       INTERNATIONAL
                                    FUND            FUND            FUND              FUND                FUND
                                -------------   -------------   -------------   -----------------   -----------------
INVESTMENT INCOME
 Interest income (b)..........  $     754,159    $    101,753    $    262,648     $    589,988        $   1,313,316
 Dividend income (a)(b).......      1,858,536         288,874         449,791        1,297,606            3,878,954
 Securities lending income
     (Notes 2 and 5)..........        146,392          11,002          20,684                -               78,030
 Net expenses from Portfolios
     (Note 1).................     (3,760,435)       (308,897)       (655,598)      (1,853,798)          (1,665,744)
                                -------------   -------------   -------------   -----------------   -----------------
 TOTAL INVESTMENT INCOME......     (1,001,348)         92,732          77,525           33,796            3,604,556
                                -------------   -------------   -------------   -----------------   -----------------
EXPENSES
 Advisory (Note 3)............              -          87,077               -                -              680,154
 Management and Administration
     (Note 3).................        266,452          17,416          33,514          726,099              952,216
 Transfer agent (Note 3)
  A Shares....................        294,538           4,766          15,642           14,131                8,216
  B Shares....................        101,712             450          10,025           12,198                5,053
  C Shares....................              -               -               -                -                    -
  I Shares....................      1,041,740          83,572         141,913          578,754              666,885
 Custody (Note 3).............              -               -               -                -                    -
 Accounting (Note 3)..........         29,499          29,500          37,500           37,501               37,500
 Legal........................        156,414             518           1,727            3,767                5,111
Registration
   A Shares...................         49,144           5,707           5,530            5,267                4,846
   B Shares...................         41,836           5,444           6,021            5,378                4,697
   C Shares...................              -               -               -                -                    -
   I Shares...................         85,397          19,482          10,971           12,509               19,005
 Audit........................          5,900           5,900           5,900            5,900                5,901
 Trustees.....................          4,772             318           1,038            3,121                3,276
 Distribution fees (Note 3)
  A Shares....................         75,523           1,222               -                -                    -
  B Shares....................        406,848           1,800          40,099           48,792               20,211
  C Shares....................              -               -               -                -                    -
 Amortization of organization
     costs (Note 2)...........         11,920             687           3,814                -               11,920
 Miscellaneous................         48,588           3,135          10,194           24,337               23,050
                                -------------   -------------   -------------   -----------------   -----------------
 TOTAL EXPENSES...............      2,620,283         266,994         323,888        1,477,754            2,448,041
  Fees waived and expenses
      reimbursed (Note 3).....       (591,488)       (154,479)       (144,601)        (267,522)             (17,031)
                                -------------   -------------   -------------   -----------------   -----------------
 NET EXPENSES.................      2,028,795         112,515         179,287        1,210,232            2,431,010
                                -------------   -------------   -------------   -----------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................     (3,030,143)        (19,783)       (101,762)      (1,176,436)           1,173,546
                                -------------   -------------   -------------   -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
        from
      Securities..............              -               -               -                -                    -
      Financial futures
          transactions........              -               -               -                -                    -
      Securities transactions
          allocated from
          Portfolios (Note
          1)..................     38,470,599      (4,168,370)    (22,765,959)     (30,744,151)          20,970,144
      Foreign currency
          transactions
          allocated from
          Portfolios..........              -               -               -                -             (998,535)
      Financial futures
          transactions
          allocated from
          Portfolios..........              -          75,661               -                -                    -
                                -------------   -------------   -------------   -----------------   -----------------
    Net Realized Gain (Loss)
        from Investments......     38,470,599      (4,092,709)    (22,765,959)     (30,744,151)          19,971,609
                                -------------   -------------   -------------   -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) of
      Securities..............              -               -               -                -                    -
      Securities transactions
          allocated from
          Portfolios (Note
          1)..................    110,679,616       3,586,957      (7,332,265)     (11,334,217)         (25,830,198)
      Foreign currency
          transactions
          allocated from
          Portfolios..........              -               -               -                -              135,015
      Financial futures
          transactions
          allocated from
          Portfolios..........              -           8,309               -                -                    -
                                -------------   -------------   -------------   -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) of
        Investments...........    110,679,616       3,595,266      (7,332,265)     (11,334,217)         (25,695,183)
                                -------------   -------------   -------------   -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............    149,150,215        (497,443)    (30,098,224)     (42,078,368)          (5,723,574)
                                -------------   -------------   -------------   -----------------   -----------------
 NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS...............  $ 146,120,072    $   (517,226)   $(30,199,986)    $(43,254,804)       $  (4,550,028)
                                -------------   -------------   -------------   -----------------   -----------------
                                -------------   -------------   -------------   -----------------   -----------------
 (a) Net of foreign
     withholding taxes of.....  $           -    $          -    $          -     $          -        $     715,009
 (b) Interest income and dividend income include amounts
     allocated from Portfolios where applicable.

                                                                 [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                INTERMEDIATE
                                   STABLE        GOVERNMENT
                                   INCOME          INCOME
                                    FUND            FUND
                               --------------  --------------
NET ASSETS - MAY 31, 1997..... $  124,537,806  $ 393,286,171
                               --------------  --------------
OPERATIONS
 Net investment income
     (loss)...................      7,703,069     25,236,285
 Net realized gain (loss) from
     investments..............        180,042        590,854
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............        280,340     12,638,932
                               --------------  --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      8,163,451     38,466,071
                               --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (506,395)      (728,517)
  B Shares....................        (68,901)      (425,732)
  I Shares....................     (6,890,484)   (23,651,745)
 Net realized gain from
     investments
  A Shares....................              -              -
  B Shares....................              -              -
  I Shares....................              -              -
 Return of Capital
  A Shares....................              -              -
  B Shares....................              -              -
  I Shares....................              -              -
                               --------------  --------------
 Total distributions to
     shareholders.............     (7,465,780)   (24,805,994)
                               --------------  --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     29,356,933     16,001,507
                               --------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     30,054,604     29,661,584
                               --------------  --------------
NET ASSETS - MAY 31, 1998
    (a).......................    154,592,410    422,947,755
                               --------------  --------------
OPERATIONS:
 Net investment income
     (loss)...................      9,000,111     25,631,632
 Net realized gain (loss) from
     investments..............         77,235      9,601,541
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............       (817,887)   (17,398,354)
                               --------------  --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      8,259,459     17,834,819
                               --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (441,356)      (989,253)
  B Shares....................        (91,337)      (436,710)
  C Shares....................              -              -
  I Shares....................     (8,493,767)   (24,119,784)
 Net realized gain from
     investments
  A Shares....................              -              -
  B Shares....................              -              -
  C Shares....................              -              -
  I Shares....................              -              -
                               --------------  --------------
 Total distributions to
     shareholders.............     (9,026,460)   (25,545,747)
                               --------------  --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     36,320,791     32,201,086
                               --------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     35,553,790     24,490,158
                               --------------  --------------
NET ASSETS - MAY 31, 1999
    (b)....................... $  190,146,200  $ 447,437,913
                               --------------  --------------
                               --------------  --------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $      201,603  $     436,911
                               --------------  --------------
                               --------------  --------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1999.............. $      135,855  $     520,614
                               --------------  --------------
                               --------------  --------------
(c) Beginning of period.......    Jun 1, 1997    Jun 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

                         FOR THE YEARS OR PERIODS ENDED MAY 31, 1998(c) AND 1999

--------------------------------------------------------------------------------

                                              TOTAL RETURN      TAX-FREE       COLORADO       MINNESOTA
                                  INCOME          BOND           INCOME        TAX-FREE        TAX-FREE
                                   FUND           FUND            FUND           FUND            FUND
                               -------------  -------------  --------------  -------------  --------------
NET ASSETS - MAY 31, 1997..... $ 266,697,641  $130,775,974   $  296,406,673  $  60,940,499  $   48,002,309
                               -------------  -------------  --------------  -------------  --------------
OPERATIONS
 Net investment income
     (loss)...................    17,724,169     7,844,196       15,876,439      3,267,484       2,779,840
 Net realized gain (loss) from
     investments..............     5,713,653     3,752,024        5,515,394        477,006         348,871
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     8,900,463       120,524        8,997,364      2,416,938       2,099,959
                               -------------  -------------  --------------  -------------  --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    32,338,285    11,716,744       30,389,197      6,161,428       5,228,670
                               -------------  -------------  --------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................      (363,744)     (192,400)      (1,575,363)    (1,535,133)     (1,457,615)
  B Shares....................      (219,574)     (131,933)        (392,899)      (335,170)       (550,306)
  I Shares....................   (17,140,851)   (7,519,863)     (13,908,177)    (1,397,181)       (771,919)
 Net realized gain from
     investments
  A Shares....................             -       (14,547)               -              -               -
  B Shares....................             -       (12,417)               -              -               -
  I Shares....................             -      (677,747)               -              -               -
 Return of Capital
  A Shares....................             -             -                -              -               -
  B Shares....................             -             -                -              -               -
  I Shares....................             -             -                -              -               -
                               -------------  -------------  --------------  -------------  --------------
 Total distributions to
     shareholders.............   (17,724,169)   (8,548,907)     (15,876,439)    (3,267,484)     (2,779,840)
                               -------------  -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............    21,769,987   (19,182,003)      22,005,402     11,917,170      20,430,717
                               -------------  -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    36,384,103   (16,014,166)      36,518,160     14,811,114      22,879,547
                               -------------  -------------  --------------  -------------  --------------
NET ASSETS - MAY 31, 1998
    (a).......................   303,081,744   114,761,808      332,924,833     75,751,613      70,881,856
                               -------------  -------------  --------------  -------------  --------------
OPERATIONS:
 Net investment income
     (loss)...................    20,783,023     6,210,033       17,369,474      4,092,169       3,491,338
 Net realized gain (loss) from
     investments..............     1,744,973      (554,982)       3,445,224        501,049         216,836
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............   (14,614,100)   (1,892,683)      (7,184,375)    (1,664,572)       (920,274)
                               -------------  -------------  --------------  -------------  --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............     7,913,896     3,762,368       13,630,323      2,928,646       2,787,900
                               -------------  -------------  --------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................      (644,375)     (117,344)      (2,067,331)    (1,824,431)     (1,672,985)
  B Shares....................      (338,080)     (155,532)        (551,723)      (386,596)       (758,676)
  C Shares....................             -             -                -              -               -
  I Shares....................   (19,800,568)   (6,019,279)     (14,750,632)    (1,881,142)     (1,061,276)
 Net realized gain from
     investments
  A Shares....................             -       (31,421)         (44,165)      (131,438)        (32,277)
  B Shares....................             -       (70,769)         (11,881)       (32,338)        (17,801)
  C Shares....................             -             -                -              -               -
  I Shares....................             -    (2,192,711)        (278,688)      (135,528)        (20,012)
                               -------------  -------------  --------------  -------------  --------------
 Total distributions to
     shareholders.............   (20,783,023)   (8,587,056)     (17,704,420)    (4,391,473)     (3,563,027)
                               -------------  -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............    79,715,675   (20,018,963)      44,267,336     25,505,026      16,902,134
                               -------------  -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    66,846,548   (24,843,651)      40,193,239     24,042,199      16,127,007
                               -------------  -------------  --------------  -------------  --------------
NET ASSETS - MAY 31, 1999
    (b)....................... $ 369,928,292  $ 89,918,157   $  373,118,072  $  99,793,812  $   87,008,863
                               -------------  -------------  --------------  -------------  --------------
                               -------------  -------------  --------------  -------------  --------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $      14,155  $    (15,111)  $     (509,881) $           -  $      (41,761)
                               -------------  -------------  --------------  -------------  --------------
                               -------------  -------------  --------------  -------------  --------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1999.............. $      14,155  $   (278,956)  $     (510,093) $           -  $      (43,360)
                               -------------  -------------  --------------  -------------  --------------
                               -------------  -------------  --------------  -------------  --------------
(c) Beginning of period.......   Jun 1, 1997   Jun 1, 1997      Jun 1, 1997    Jun 1, 1997     Jun 1, 1997

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                               DIVERSIFIED
                                   GROWTH          INCOME       VALUGROWTH       EQUITY
                                  BALANCED         EQUITY          STOCK          FUND          GROWTH
                                    FUND            FUND           FUND           FUND          EQUITY
                               --------------  --------------  -------------  -------------  -------------
NET ASSETS - MAY 31, 1997..... $  503,381,834  $  502,531,239  $ 205,625,200  $1,271,706,512 $ 918,279,219
                               --------------  --------------  -------------  -------------  -------------
OPERATIONS
 Net investment income
     (loss)...................     13,920,148      14,251,745      2,767,779      8,475,282     (1,202,479)
 Net realized gain (loss) from
     investments..............     28,958,690      12,683,426    102,163,282     90,735,628    124,921,732
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     67,300,551     217,868,488    (16,652,982)   236,638,160     79,116,165
                               --------------  --------------  -------------  -------------  -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    110,179,389     244,803,659     88,278,079    335,849,070    202,835,418
                               --------------  --------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................              -        (804,582)      (148,126)      (276,764)       (21,720)
  B Shares....................              -        (283,201)        (9,192)      (113,973)             -
  I Shares....................    (13,409,934)    (11,749,514)    (3,083,321)    (9,474,703)    (1,101,414)
 Net realized gain from
     investments
  A Shares....................              -      (1,048,454)    (2,872,556)    (2,253,590)    (1,880,012)
  B Shares....................              -        (850,000)    (1,010,191)    (3,232,355)    (1,221,598)
  I Shares....................    (25,716,573)    (13,660,767)   (49,504,124)   (78,384,186)   (95,402,591)
 Return of Capital
  A Shares....................              -               -              -              -              -
  B Shares....................              -               -              -              -              -
  I Shares....................              -               -              -              -              -
                               --------------  --------------  -------------  -------------  -------------
 Total distributions to
     shareholders.............    (39,126,507)    (28,396,518)   (56,627,510)   (93,735,571)   (99,627,335)
                               --------------  --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     91,323,239     637,975,931    408,494,094    144,420,420     49,945,698
                               --------------  --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    162,376,121     854,383,072    440,144,663    386,533,919    153,153,781
                               --------------  --------------  -------------  -------------  -------------
NET ASSETS - MAY 31, 1998
    (a).......................    665,757,955   1,356,914,311    645,769,863  1,658,240,431  1,071,433,000
                               --------------  --------------  -------------  -------------  -------------
OPERATIONS:
 Net investment income
     (loss)...................     15,980,720      17,704,393      2,068,936      7,263,003       (885,620)
 Net realized gain (loss) from
     investments..............     54,834,540       7,349,243     79,485,975     69,434,989     65,419,167
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     41,147,070     197,583,941    (99,501,701)   155,158,955      4,756,363
                               --------------  --------------  -------------  -------------  -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    111,962,330     222,637,577    (17,946,790)   231,856,947     69,289,910
                               --------------  --------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................        (19,084)     (1,080,235)       (16,207)      (269,774)       (14,034)
  B Shares....................        (30,335)       (454,877)             -              -              -
  C Shares....................           (474)         (1,183)             -           (905)           (30)
  I Shares....................    (14,247,665)    (16,436,298)    (1,060,322)    (6,719,636)      (743,167)
 Net realized gain from
     investments
  A Shares....................        (33,896)       (532,668)    (3,832,600)    (1,318,172)    (1,027,051)
  B Shares....................        (56,634)       (507,071)    (1,542,891)    (2,118,718)    (1,049,213)
  C Shares....................           (842)            (66)             -         (4,423)        (2,165)
  I Shares....................    (25,305,527)     (8,080,050)   (61,428,852)   (32,833,554)   (54,387,314)
                               --------------  --------------  -------------  -------------  -------------
 Total distributions to
     shareholders.............    (39,694,457)    (27,092,448)   (67,880,872)   (43,265,182)   (57,222,974)
                               --------------  --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............    126,358,425     180,036,408   (334,583,808)   (36,225,049)  (126,544,197)
                               --------------  --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    198,626,298     375,581,537   (420,411,470)   152,366,716   (114,477,261)
                               --------------  --------------  -------------  -------------  -------------
NET ASSETS - MAY 31, 1999
    (b)....................... $  864,384,253  $1,732,495,848  $ 225,358,393  $1,810,607,147 $ 956,955,739
                               --------------  --------------  -------------  -------------  -------------
                               --------------  --------------  -------------  -------------  -------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $    7,652,666  $    3,083,891  $     288,928  $   6,542,972  $     188,975
                               --------------  --------------  -------------  -------------  -------------
                               --------------  --------------  -------------  -------------  -------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1999.............. $    9,068,551  $    2,812,753  $   1,009,103  $   5,854,223  $    (159,002)
                               --------------  --------------  -------------  -------------  -------------
                               --------------  --------------  -------------  -------------  -------------
(c) Beginning of period.......    Jun 1, 1997     Jun 1, 1997    Jun 1, 1997    Jun 1, 1997    Jun 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

                         FOR THE YEARS OR PERIODS ENDED MAY 31, 1998(c) AND 1999

--------------------------------------------------------------------------------

                                   LARGE                          SMALL
                                  COMPANY      DIVERSIFIED       COMPANY       SMALL CAP
                                  GROWTH        SMALL CAP         STOCK      OPPORTUNITIES  INTERNATIONAL
                                   FUND            FUND           FUND           FUND            FUND
                               -------------  --------------  -------------  -------------  --------------
NET ASSETS - MAY 31, 1997..... $ 131,768,093  $            -  $ 174,475,904  $ 77,854,351   $ 232,459,312
                               -------------  --------------  -------------  -------------  --------------
OPERATIONS
 Net investment income
     (loss)...................      (644,393)         (5,731)    (1,023,115)     (791,599)      1,122,442
 Net realized gain (loss) from
     investments..............    13,678,786         (98,200)    34,416,452     4,160,372       4,029,919
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............    33,488,238        (189,624)   (23,455,025)   23,475,868      21,976,707
                               -------------  --------------  -------------  -------------  --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    46,522,631        (293,555)     9,938,312    26,844,641      27,129,068
                               -------------  --------------  -------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -               -              -             -         (29,002)
  B Shares....................             -               -              -             -          (6,111)
  I Shares....................             -               -              -             -      (2,248,551)
 Net realized gain from
     investments
  A Shares....................             -               -     (1,666,653)      (76,723)              -
  B Shares....................             -               -     (1,144,041)      (45,659)              -
  I Shares....................   (12,167,899)              -    (38,640,779)   (4,293,143)              -
 Return of Capital
  A Shares....................             -               -        (42,048)            -               -
  B Shares....................             -               -        (29,123)            -               -
  I Shares....................             -               -     (1,000,911)            -               -
                               -------------  --------------  -------------  -------------  --------------
 Total distributions to
     shareholders.............   (12,167,899)              -    (42,523,555)   (4,415,525)     (2,283,664)
                               -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............    66,376,400      12,844,720    (14,953,535)  197,553,437      27,949,215
                               -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................   100,731,132      12,551,165    (47,538,778)  219,982,553      52,794,619
                               -------------  --------------  -------------  -------------  --------------
NET ASSETS - MAY 31, 1998
    (a).......................   232,499,225      12,551,165    126,937,126   297,836,904     285,253,931
                               -------------  --------------  -------------  -------------  --------------
OPERATIONS:
 Net investment income
     (loss)...................    (3,030,143)        (19,783)      (101,762)   (1,176,436)      1,173,546
 Net realized gain (loss) from
     investments..............    38,470,599      (4,092,709)   (22,765,959)  (30,744,151)     19,971,609
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............   110,679,616       3,595,266     (7,332,265)  (11,334,217)    (25,695,183)
                               -------------  --------------  -------------  -------------  --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............   146,120,072        (517,226)   (30,199,986)  (43,254,804)     (4,550,028)
                               -------------  --------------  -------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -            (102)             -             -         (28,212)
  B Shares....................             -               -              -             -               -
  C Shares....................             -               -              -             -               -
  I Shares....................             -          (1,573)             -             -      (2,016,250)
 Net realized gain from
     investments
  A Shares....................       (82,577)              -              -        (7,474)        (77,857)
  B Shares....................       (70,277)              -              -        (5,893)        (43,845)
  C Shares....................             -               -              -             -               -
  I Shares....................    (8,107,762)              -              -      (280,588)     (5,871,186)
                               -------------  --------------  -------------  -------------  --------------
 Total distributions to
     shareholders.............    (8,260,616)         (1,675)             -      (293,955)     (8,037,350)
                               -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............   623,121,642      50,208,847    (65,677,503)  (43,587,244)      3,412,555
                               -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................   760,981,098      49,689,946    (95,877,489)  (87,136,003)     (9,174,823)
                               -------------  --------------  -------------  -------------  --------------
NET ASSETS - MAY 31, 1999
    (b)....................... $ 993,480,323  $   62,241,111  $  31,059,637  $210,700,901   $ 276,079,108
                               -------------  --------------  -------------  -------------  --------------
                               -------------  --------------  -------------  -------------  --------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $           -  $       (2,549) $           -  $          -   $   1,993,474
                               -------------  --------------  -------------  -------------  --------------
                               -------------  --------------  -------------  -------------  --------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1999.............. $           -  $            -  $           -  $          -   $     124,058
                               -------------  --------------  -------------  -------------  --------------
                               -------------  --------------  -------------  -------------  --------------
(c) Beginning of period.......   Jun 1, 1997    Dec 31, 1997    Jun 1, 1997   Jun 1, 1997     Jun 1, 1997

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                INTERMEDIATE
                                   STABLE        GOVERNMENT
                                   INCOME          INCOME         INCOME
                                    FUND            FUND           FUND
                               --------------  --------------  -------------
CAPITAL SHARE TRANSACTIONS --
             DOLLARS
PERIOD ENDED MAY 31, 1998(c)
SALE OF SHARES
  A shares.................... $   29,800,927  $   4,221,460   $   3,728,447
  B shares....................      1,235,385      1,494,445       1,708,790
  I shares....................     81,486,735    309,607,835     193,004,368
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -              -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................        210,983        533,971         296,527
  B shares....................         58,778        302,863         181,100
  I shares....................      5,750,754      2,504,469         501,723
REDEMPTION OF SHARES
  A shares....................    (33,964,911)    (3,988,483)     (1,801,850)
  B shares....................       (539,946)    (2,847,150)       (582,886)
  I shares....................    (54,681,772)  (295,827,903)   (175,266,232)
                               --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $   29,356,933  $  16,001,507   $  21,769,987
                               --------------  --------------  -------------
                               --------------  --------------  -------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares.................... $   69,160,904  $  10,419,234   $   9,443,566
  B shares....................      1,191,404      2,225,321       4,176,972
  C shares....................              -              -               -
  I shares....................    104,727,907     99,614,489      95,770,484
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  A shares....................              -              -               -
  I shares....................              -              -      20,822,516
REINVESTMENT OF DISTRIBUTIONS
  A shares....................        274,004        656,708         444,993
  B shares....................         81,915        306,880         258,830
  C shares....................              -              -               -
  I shares....................      7,027,178      3,149,067       1,404,934
REDEMPTION OF SHARES
  A shares....................    (68,232,510)    (6,477,809)     (3,311,262)
  B shares....................       (738,126)    (2,117,425)     (1,281,451)
  C shares....................              -              -               -
  I shares....................    (77,171,885)   (75,575,379)    (48,013,907)
                               --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $   36,320,791  $  32,201,086   $  79,715,675
                               --------------  --------------  -------------
                               --------------  --------------  -------------
CAPITAL SHARE TRANSACTIONS --
             SHARES
PERIOD ENDED MAY 31, 1998(c)
SALE OF SHARES
  A shares....................      2,883,671        383,818         384,279
  B shares....................        120,284        138,949         176,755
  I shares....................      7,944,101     27,888,520      20,150,168
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -              -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................         18,447         47,920          30,693
  B shares....................          5,242         27,197          18,772
  I shares....................        505,180        224,878          51,839
REDEMPTION OF SHARES
  A shares....................     (3,287,302)      (357,902)       (186,546)
  B shares....................        (52,325)      (256,081)        (60,281)
  I shares....................     (5,295,664)   (26,688,598)    (18,349,206)
                               --------------  --------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........      2,841,634      1,408,701       2,216,473
                               --------------  --------------  -------------
                               --------------  --------------  -------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares....................      6,572,253        882,227         963,101
  B shares....................        148,486        197,858         429,256
  C shares....................              -              -               -
  I shares....................     10,204,127      8,727,027       9,749,900
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  A shares....................              -              -               -
  I shares....................              -              -       2,096,930
REINVESTMENT OF DISTRIBUTIONS
  A shares....................         26,555         57,675          38,853
  B shares....................          7,941         24,843          22,307
  C shares....................              -              -               -
  I shares....................        680,833        276,758         126,666
REDEMPTION OF SHARES
  A shares....................     (6,595,554)      (532,944)       (335,760)
  B shares....................       (100,175)      (186,963)       (131,835)
  C shares....................              -              -               -
  I shares....................     (7,428,994)    (6,624,019)     (4,886,126)
                               --------------  --------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........      3,515,472      2,822,462       8,073,292
                               --------------  --------------  -------------
                               --------------  --------------  -------------
(c) Beginning of period.......    Jun 1, 1997    Jun 1, 1997     Jun 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

                                     FOR THE YEARS OR PERIODS ENDED MAY 31, 1998
                                                                AND MAY 31, 1999
--------------------------------------------------------------------------------

                               TOTAL RETURN      TAX-FREE       COLORADO       MINNESOTA
                                   BOND           INCOME        TAX-FREE        TAX-FREE
                                   FUND            FUND           FUND            FUND
                               -------------  --------------  -------------  --------------
CAPITAL SHARE TRANSACTIONS --
             DOLLARS
PERIOD ENDED MAY 31, 1998(c)
SALE OF SHARES
  A shares.................... $  1,926,421   $   10,396,839  $   7,477,552  $    8,705,064
  B shares....................      577,233        4,015,589      2,868,087       6,079,249
  I shares....................   26,212,554      207,775,946      8,617,144      11,447,292
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................            -                -              -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................      202,458        1,248,714      1,197,281       1,064,641
  B shares....................      122,628          302,167        232,515         409,199
  I shares....................      756,511          724,544         34,709         244,073
REDEMPTION OF SHARES
  A shares....................   (2,266,442)      (7,217,647)    (3,579,424)     (3,166,663)
  B shares....................     (360,395)        (986,449)    (1,495,848)     (1,616,019)
  I shares....................  (46,352,971)    (194,254,301)    (3,434,846)     (2,736,119)
                               -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $(19,182,003)  $   22,005,402  $  11,917,170  $   20,430,717
                               -------------  --------------  -------------  --------------
                               -------------  --------------  -------------  --------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares.................... $    791,190   $   26,792,072  $   8,062,435  $    9,934,681
  B shares....................      917,955        7,878,776      2,711,082       7,870,849
  C shares....................            -                -              -               -
  I shares....................   17,002,115       69,131,581     25,981,176      10,924,972
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  A shares....................            -                -              -               -
  I shares....................            -                -              -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................      135,402        1,475,236      1,484,203       1,117,394
  B shares....................      187,072          398,550        283,211         531,439
  C shares....................            -                -              -               -
  I shares....................    1,012,258        1,553,614         99,412         290,837
REDEMPTION OF SHARES
  A shares....................   (2,601,577)     (19,489,915)    (3,272,343)     (6,075,592)
  B shares....................     (839,577)      (1,152,002)    (1,091,277)     (3,243,082)
  C shares....................            -                -              -               -
  I shares....................  (36,623,801)     (42,320,576)    (8,752,873)     (4,449,364)
                               -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $(20,018,963)  $   44,267,336  $  25,505,026  $   16,902,134
                               -------------  --------------  -------------  --------------
                               -------------  --------------  -------------  --------------
CAPITAL SHARE TRANSACTIONS --
             SHARES
PERIOD ENDED MAY 31, 1998(c)
SALE OF SHARES
  A shares....................      201,230          999,879        709,964         798,495
  B shares....................       60,044          386,728        270,553         555,223
  I shares....................    2,733,673       20,205,190        812,957       1,051,163
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................            -                -              -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................       21,103          120,185        113,433          97,609
  B shares....................       12,755           29,057         21,971          37,450
  I shares....................       79,696           69,534          3,282          22,358
REDEMPTION OF SHARES
  A shares....................     (235,845)        (693,862)      (340,595)       (290,915)
  B shares....................      (37,561)         (94,437)      (142,636)       (147,723)
  I shares....................   (4,823,029)     (18,916,946)      (327,437)       (250,492)
                               -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........   (1,987,934)       2,105,328      1,121,492       1,873,168
                               -------------  --------------  -------------  --------------
                               -------------  --------------  -------------  --------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares....................       86,415        2,543,283        766,228         922,167
  B shares....................       96,353          747,909        258,066         719,314
  C shares....................            -                -              -               -
  I shares....................    1,776,125        6,519,161      2,654,052         987,346
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  A shares....................            -                -              -               -
  I shares....................            -                -              -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................       10,106          113,579        116,262          83,650
  B shares....................       17,500           31,924         20,601          36,310
  C shares....................            -                -              -               -
  I shares....................      101,848          124,119          7,663          21,678
REDEMPTION OF SHARES
  A shares....................     (268,924)      (1,832,413)      (298,588)       (556,377)
  B shares....................      (88,334)        (108,363)      (101,120)       (292,516)
  C shares....................            -                -              -               -
  I shares....................   (3,842,417)      (3,983,394)    (1,049,402)       (398,588)
                               -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........   (2,111,328)       4,155,805      2,373,762       1,522,984
                               -------------  --------------  -------------  --------------
                               -------------  --------------  -------------  --------------
(c) Beginning of period.......  Jun 1, 1997      Jun 1, 1997    Jun 1, 1997     Jun 1, 1997

                                                                 [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                   GROWTH          INCOME       VALUGROWTH     DIVERSIFIED
                                  BALANCED         EQUITY          STOCK         EQUITY
                                    FUND            FUND           FUND           FUND
                               --------------  --------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS --
             DOLLARS
PERIOD ENDED MAY 31, 1998(c)
SALE OF SHARES
  A shares.................... $            -  $   25,802,002  $  9,756,755   $  27,277,888
  B shares....................              -      26,991,385     1,656,624      41,099,564
  I shares....................    173,888,398     724,447,714   463,597,240     309,400,646
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -     477,132,068   443,623,815               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................              -       1,802,610     2,917,450       2,508,624
  B shares....................              -       1,100,313     1,005,500       3,272,867
  I shares....................     39,022,268      11,445,588    21,586,227      86,692,121
REDEMPTION OF SHARES
  A shares....................              -      (8,154,670)   (4,932,945)     (4,847,852)
  B shares....................              -      (4,311,667)     (674,256)     (5,131,550)
  I shares....................   (121,587,427)   (618,279,412) (530,042,316)   (315,851,888)
                               --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $   91,323,239  $  637,975,931  $408,494,094   $ 144,420,420
                               --------------  --------------  -------------  -------------
                               --------------  --------------  -------------  -------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares.................... $    3,621,964  $   31,030,310  $  3,911,141   $  18,382,464
  B shares....................      8,854,582      36,986,937       710,974      26,937,589
  C shares....................      1,256,425       1,073,688             -         531,763
  I shares....................    204,369,753     291,511,720     7,491,168     308,645,466
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  A shares....................              -               -             -               -
  I shares....................              -      30,884,547             -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................         54,918       1,790,207     3,686,939       1,555,531
  B shares....................         84,019         928,800     1,474,327       2,057,513
  C shares....................          1,012             406             -           4,011
  I shares....................     39,403,839       7,548,280    35,907,517      38,912,029
REDEMPTION OF SHARES
  A shares....................       (168,266)    (14,225,873)  (11,759,874)    (13,727,157)
  B shares....................       (130,627)     (9,778,614)   (1,688,072)    (10,529,111)
  C shares....................        (24,491)         (2,757)            -         (19,649)
  I shares....................   (130,964,703)   (197,711,243) (374,317,928)   (408,975,498)
                               --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $  126,358,425  $  180,036,408  $(334,583,808) $ (36,225,049)
                               --------------  --------------  -------------  -------------
                               --------------  --------------  -------------  -------------
CAPITAL SHARE TRANSACTIONS --
             SHARES
PERIOD ENDED MAY 31, 1998(c)
SALE OF SHARES
  A shares....................              -         673,475       377,663         668,348
  B shares....................              -         706,729        65,527       1,015,535
  I shares....................      6,418,622      19,738,592    17,920,557       7,679,211
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -      13,451,708    17,761,394               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................              -          50,267       121,256          66,201
  B shares....................              -          31,134        42,872          87,194
  I shares....................      1,512,613         317,407       926,648       2,287,744
REDEMPTION OF SHARES
  A shares....................              -        (217,182)     (189,738)       (118,188)
  B shares....................              -        (115,169)      (26,363)       (125,529)
  I shares....................     (4,523,554)    (16,842,496)  (20,514,350)     (7,875,238)
                               --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........      3,407,681      17,794,465    16,485,466       3,685,278
                               --------------  --------------  -------------  -------------
                               --------------  --------------  -------------  -------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares....................        115,386         746,028       164,421         413,591
  B shares....................        293,564         879,514        30,232         613,385
  C shares....................         40,904          23,317             -          11,575
  I shares....................      6,897,939       6,061,084       316,329       6,936,823
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  A shares....................              -               -             -               -
  I shares....................              -         833,816             -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................          1,793          37,930       171,775          35,487
  B shares....................          2,916          23,066        72,699          47,366
  C shares....................             35              29             -              91
  I shares....................      1,364,871       1,081,099     1,712,457         888,401
REDEMPTION OF SHARES
  A shares....................         (5,313)       (340,027)     (513,185)       (311,744)
  B shares....................         (4,592)       (235,545)      (77,107)       (240,909)
  C shares....................           (792)            (59)            -            (429)
  I shares....................     (4,488,548)     (4,683,126)  (16,019,833)     (9,367,163)
                               --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........      4,218,163       4,427,126   (14,142,212)       (973,526)
                               --------------  --------------  -------------  -------------
                               --------------  --------------  -------------  -------------
(c) Beginning of period.......    Jun 1, 1997     Jun 1, 1997   Jun 1, 1997     Jun 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

                                       FOR THE YEAR OR PERIOD ENDED MAY 31, 1998
                                                                AND MAY 31, 1999
--------------------------------------------------------------------------------

                                                  LARGE                          SMALL          SMALL
                                  GROWTH         COMPANY      DIVERSIFIED       COMPANY          CAP
                                  EQUITY         GROWTH        SMALL CAP         STOCK      OPPORTUNITIES  INTERNATIONAL
                                   FUND           FUND            FUND           FUND           FUND            FUND
                               -------------  -------------  --------------  -------------  -------------  --------------
CAPITAL SHARE TRANSACTIONS --
             DOLLARS
PERIOD ENDED MAY 31, 1998(c)
SALE OF SHARES
  A shares.................... $   8,477,025  $           -  $           -   $  32,666,817  $  6,586,891   $   1,806,507
  B shares....................     7,062,682              -              -       1,056,804     6,098,057         571,189
  I shares....................   203,089,698     96,865,190     14,057,810      88,835,637   222,106,855      63,830,151
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -              -              -      44,432,702             -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................     1,889,663              -              -       1,700,465        76,078          28,988
  B shares....................     1,216,596              -              -       1,155,994        46,101           6,031
  I shares....................    96,307,274     11,421,974              -      10,996,066     3,497,844       1,644,365
REDEMPTION OF SHARES
  A shares....................    (4,689,355)             -              -     (32,367,012)     (440,970)     (1,002,906)
  B shares....................    (1,402,259)             -              -        (719,617)     (167,823)       (197,871)
  I shares....................  (262,005,626)   (41,910,764)    (1,213,090)   (162,711,391)  (40,249,596)    (38,737,239)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $  49,945,698  $  66,376,400  $  12,844,720   $ (14,953,535) $197,553,437   $  27,949,215
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares.................... $   3,376,261  $  93,839,663  $   2,942,162   $  65,503,634  $  1,872,644   $   1,205,713
  B shares....................     3,615,753    158,195,013        495,965         527,098       632,224         177,716
  C shares....................        54,890              -              -               -             -               -
  I shares....................   120,780,283    408,193,236     59,524,813       7,149,812    70,541,322      60,427,481
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  A shares....................             -    169,603,833              -               -             -               -
  I shares....................             -              -              -               -             -       1,767,537
REINVESTMENT OF DISTRIBUTIONS
  A shares....................     1,037,693         82,347            102              42         7,338         105,370
  B shares....................     1,032,313         65,108              -               -         5,838          43,448
  C shares....................         2,195              -              -               -             -               -
  I shares....................    55,000,456      6,949,708          1,066               -       223,800       6,065,939
REDEMPTION OF SHARES
  A shares....................    (8,534,711)   (91,794,834)    (1,656,498)    (66,475,563)   (3,174,125)     (1,683,986)
  B shares....................    (2,465,177)    (2,426,417)       (46,696)     (1,838,496)   (1,651,678)       (384,535)
  C shares....................           (49)             -              -               -             -               -
  I shares....................  (300,444,104)  (119,577,456)   (11,052,067)    (70,544,030) (112,044,607)    (64,312,128)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS FROM CAPITAL SHARE
    ACTIVITY.................. $(126,544,197) $ 623,130,201  $  50,208,847   $ (65,677,503) $(43,587,244)  $   3,412,555
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
CAPITAL SHARE TRANSACTIONS --
             SHARES
PERIOD ENDED MAY 31, 1998(c)
SALE OF SHARES
  A shares....................       242,061              -              -       2,539,744       279,457          80,906
  B shares....................       202,901              -              -          79,101       259,433          25,847
  I shares....................     5,835,291      2,562,358      1,303,714       5,774,480     9,752,210       2,872,843
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -              -              -       2,892,754             -               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................        60,274              -              -         145,570         3,533           1,436
  B shares....................        39,280              -              -         102,296         2,132             300
  I shares....................     3,072,002        331,263              -         967,636       162,388          81,404
REDEMPTION OF SHARES
  A shares....................      (134,074)             -              -      (2,510,624)      (18,241)        (45,582)
  B shares....................       (40,469)             -              -         (55,925)       (6,248)         (8,757)
  I shares....................    (7,547,813)    (1,111,098)      (110,791)    (11,868,058)   (1,738,955)     (1,776,454)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........     1,729,453      1,782,523      1,192,923      (1,933,026)    8,695,709       1,231,943
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
YEAR ENDED MAY 31, 1999
SALE OF SHARES
  A shares....................        96,167      1,640,660        329,220       7,133,219        96,329          56,943
  B shares....................       106,848      2,919,636         58,846          57,123        32,183           8,712
  C shares....................         1,587              -              -               -             -               -
  I shares....................     3,479,533      8,208,824      6,784,576         761,007     3,460,168       2,751,723
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  A shares....................             -      3,418,054              -               -             -               -
  I shares....................             -              -              -               -             -          91,630
REINVESTMENT OF DISTRIBUTIONS
  A shares....................        31,004          1,664             11               3           382           3,714
  B shares....................        31,425          1,398              -               -           309           1,275
  C shares....................            65              -              -               -             -               -
  I shares....................     1,643,276        149,263            123               -        11,650         204,563
REDEMPTION OF SHARES
  A shares....................      (251,667)    (1,768,124)      (171,238)     (7,197,782)     (158,680)        (75,036)
  B shares....................       (73,787)       (42,856)        (5,692)       (210,398)      (87,408)        (17,633)
  C shares....................            (1)             -              -               -             -               -
  I shares....................    (8,597,077)    (2,373,039)    (1,277,086)     (7,603,507)   (5,697,246)     (2,873,704)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........    (3,532,627)    12,155,480      5,718,760      (7,060,335)   (2,342,313)        152,187
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
(c) Beginning of period.......   Jun 1, 1997    Jun 1, 1997   Dec 31, 1997     Jun 1, 1997   Jun 1, 1997     Jun 1, 1997

                                                                 [LOGO]

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999.......... $10.31       $ 0.54        $(0.06)       $(0.53)      $    -        $    -     $10.26
  June 1, 1997 to May 31, 1998..........  10.24         0.58          0.06         (0.57)           -             -      10.31
  June 1, 1996 to May 31, 1997..........  10.20         0.58          0.04         (0.58)           -             -      10.24
  May 2, 1996(g) to May 31, 1996........  10.22         0.02             -         (0.04)           -             -      10.20
B SHARES
  June 1, 1998 to May 31, 1999..........  10.30         0.44         (0.04)        (0.44)           -             -      10.26
  June 1, 1997 to May 31, 1998..........  10.24         0.51          0.04         (0.49)           -             -      10.30
  June 1, 1996 to May 31, 1997..........  10.20         0.52          0.02         (0.50)           -             -      10.24
  May 17, 1996(g) to May 31, 1996.......  10.23         0.02         (0.01)        (0.04)           -             -      10.20
I SHARES
  June 1, 1998 to May 31, 1999..........  10.30         0.52         (0.02)        (0.53)           -             -      10.27
  June 1, 1997 to May 31, 1998..........  10.24         0.58          0.05         (0.57)           -             -      10.30
  June 1, 1996 to May 31, 1997..........  10.20         0.58          0.04         (0.58)           -             -      10.24
  November 1, 1995 to May 31, 1996......  10.72         0.28          0.03         (0.77)       (0.06)            -      10.20
  November 11, 1994(g) to October 31,
    1995................................  10.00         0.50          0.22             -            -             -      10.72
 INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  11.22         0.64         (0.17)        (0.65)           -             -      11.04
  June 1, 1997 to May 31, 1998..........  10.84         0.77          0.31         (0.70)           -             -      11.22
  June 1, 1996 to May 31, 1997..........  10.89         0.73         (0.05)        (0.73)           -             -      10.84
  May 2, 1996(g) to May 31, 1996........  10.89         0.03             -         (0.03)           -             -      10.89
B SHARES
  June 1, 1998 to May 31, 1999..........  11.21         0.53         (0.13)        (0.57)           -             -      11.04
  June 1, 1997 to May 31, 1998..........  10.83         0.69          0.31         (0.62)           -             -      11.21
  June 1, 1996 to May 31, 1997..........  10.89         0.64         (0.05)        (0.65)           -             -      10.83
  May 17, 1996(g) to May 31, 1996.......  10.97         0.03         (0.08)        (0.03)           -             -      10.89
I SHARES
  June 1, 1998 to May 31, 1999..........  11.22         0.66         (0.18)        (0.65)           -             -      11.05
  June 1, 1997 to May 31, 1998..........  10.84         0.71          0.37         (0.70)           -             -      11.22
  June 1, 1996 to May 31, 1997..........  10.89         0.72         (0.04)        (0.73)           -             -      10.84
  November 1, 1995 to May 31, 1996......  12.40         0.40          0.53         (1.32)       (1.12)            -      10.89
  November 11, 1994(g) to October 31,
    1995(e).............................  11.11         0.93          0.36             -            -             -      12.40
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........   9.79         0.59         (0.31)        (0.59)           -             -       9.48
  June 1, 1997 to May 31, 1998..........   9.27         0.61          0.52         (0.61)           -             -       9.79
  June 1, 1996 to May 31, 1997..........   9.27         0.62             -         (0.62)           -             -       9.27
  June 1, 1995 to May 31, 1996..........   9.63         0.61         (0.36)        (0.61)           -             -       9.27
  June 1, 1994 to May 31, 1995..........   9.52         0.65          0.11         (0.65)           -             -       9.63
B SHARES
  June 1, 1998 to May 31, 1999..........   9.77         0.52         (0.31)        (0.52)           -             -       9.46
  June 1, 1997 to May 31, 1998..........   9.26         0.54          0.51         (0.54)           -             -       9.77
  June 1, 1996 to May 31, 1997..........   9.26         0.55             -         (0.55)           -             -       9.26
  June 1, 1995 to May 31, 1996..........   9.61         0.54         (0.35)        (0.54)           -             -       9.26
  June 1, 1994 to May 31, 1995..........   9.51         0.58          0.10         (0.58)           -             -       9.61
I SHARES
  June 1, 1998 to May 31, 1999..........   9.78         0.59         (0.31)        (0.59)           -             -       9.47
  June 1, 1997 to May 31, 1998..........   9.27         0.61          0.51         (0.61)           -             -       9.78
  June 1, 1996 to May 31, 1997..........   9.26         0.62          0.01         (0.62)           -             -       9.27
  June 1, 1995 to May 31, 1996..........   9.62         0.61         (0.36)        (0.61)           -             -       9.26
  June 1, 1994 to May 31, 1995..........   9.51         0.65          0.11         (0.65)           -             -       9.62

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                      RATIOS TO AVERAGE NET ASSETS                                                 NET ASSETS AT
                           ---------------------------------------------------                      PORTFOLIO      END OF PERIOD
                           NET INVESTMENT         NET              GROSS             TOTAL          TURNOVER          (000'S
                            INCOME (LOSS)       EXPENSES        EXPENSES(a)        RETURN(b)          RATE           OMITTED)
                           ---------------   --------------   ----------------    ------------   ---------------   -------------
 STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................     5.11%(d)         0.65%(d)           0.95%(d)            4.74%        29.46%(f)       $  8,559
  June 1, 1997 to May 31,
    1998.................     5.74%(d)         0.65%(d)           0.91%(d)            6.38%        37.45%(f)          8,561
  June 1, 1996 to May 31,
    1997.................     5.69%            0.65%              0.87%               6.24%        41.30%            12,451
  May 2, 1996(g) to May
    31, 1996.............     5.77%(c)         0.70%(c)           2.22%(c)            0.23%       109.95%            16,256
B SHARES
  June 1, 1998 to May 31,
    1999.................     4.34%(d)         1.40%(d)           2.15%(d)            4.07%        29.46%(f)          2,387
  June 1, 1997 to May 31,
    1998.................     4.94%(d)         1.40%(d)           2.31%(d)            5.50%        37.45%(f)          1,817
  June 1, 1996 to May 31,
    1997.................     4.96%            1.39%              2.89%               5.43%        41.30%             1,056
  May 17, 1996(g) to May
    31, 1996.............     5.02%(c)         1.42%(c)           3.07%(c)            0.12%       109.95%               867
I SHARES
  June 1, 1998 to May 31,
    1999.................     5.10%(d)         0.65%(d)           0.76%(d)            4.95%        29.46%(f)        179,201
  June 1, 1997 to May 31,
    1998.................     5.69%(d)         0.65%(d)           0.76%(d)            6.28%        37.45%(f)        144,215
  June 1, 1996 to May 31,
    1997.................     5.73%            0.65%              0.79%               6.24%        41.30%           111,030
  November 1, 1995 to May
    31, 1996.............     5.74%(c)         0.65%(c)           0.92%(c)            2.97%       109.95%            83,404
  November 11, 1994(g) to
    October 31, 1995.....     5.91%(c)         0.65%(c)           0.98%(c)            7.20%       115.85%            48,087
 INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................     5.76%            0.68%              0.87%               4.21%       123.61%            18,594
  June 1, 1997 to May 31,
    1998.................     6.35%            0.68%              0.86%              10.19%        96.76%            14,325
  June 1, 1996 to May 31,
    1997.................     6.58%            0.68%              0.80%               6.36%       183.05%            13,038
  May 2, 1996(g) to May
    31, 1996.............     7.32%(c)         0.75%(c)           1.74%(c)            0.26%        74.64%            16,562
B SHARES
  June 1, 1998 to May 31,
    1999.................     5.01%            1.43%              1.91%               3.53%       123.61%             8,540
  June 1, 1997 to May 31,
    1998.................     5.60%            1.43%              1.85%               9.38%        96.76%             8,277
  June 1, 1996 to May 31,
    1997.................     5.80%            1.42%              1.85%               5.51%       183.05%             8,970
  May 17, 1996(g) to May
    31, 1996.............     5.56%(c)         1.35%(c)           2.65%(c)           (0.49%)       74.64%            10,682
I SHARES
  June 1, 1998 to May 31,
    1999.................     5.77%            0.68%              0.72%               4.30%       123.61%           420,305
  June 1, 1997 to May 31,
    1998.................     6.35%            0.68%              0.72%              10.19%        96.76%           400,346
  June 1, 1996 to May 31,
    1997.................     6.57%            0.68%              0.72%               6.36%       183.05%           371,278
  November 1, 1995 to May
    31, 1996.............     6.71%(c)         0.71%(c)           1.17%(c)            0.60%        74.64%           399,324
  November 11, 1994(g) to
    October 31,
    1995(e)..............     7.79%(c)         0.68%(c)           0.93%(c)           11.58%       240.90%            50,213
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................     5.98%            0.75%              1.08%               2.81%       202.22%            13,731
  June 1, 1997 to May 31,
    1998.................     6.29%            0.75%              1.14%              12.47%       167.09%             7,661
  June 1, 1996 to May 31,
    1997.................     6.59%            0.75%              1.17%               6.79%       231.00%             5,142
  June 1, 1995 to May 31,
    1996.................     6.33%            0.75%              1.16%               2.58%       270.17%             5,521
  June 1, 1994 to May 31,
    1995.................     7.02%            0.75%              1.24%               8.49%        98.83%             6,231
B SHARES
  June 1, 1998 to May 31,
    1999.................     5.22%            1.50%              2.13%               2.03%       202.22%             7,726
  June 1, 1997 to May 31,
    1998.................     5.54%            1.50%              2.19%              11.52%       167.09%             4,855
  June 1, 1996 to May 31,
    1997.................     5.87%            1.50%              2.25%               6.03%       231.00%             3,349
  June 1, 1995 to May 31,
    1996.................     5.57%            1.50%              2.27%               1.92%       270.17%             3,292
  June 1, 1994 to May 31,
    1995.................     6.24%            1.50%              2.21%               7.57%        98.83%             3,296
I SHARES
  June 1, 1998 to May 31,
    1999.................     6.00%            0.75%              0.92%               2.81%       202.22%           348,472
  June 1, 1997 to May 31,
    1998.................     6.32%            0.75%              0.92%              12.35%       167.09%           290,566
  June 1, 1996 to May 31,
    1997.................     6.59%            0.75%              1.02%               6.90%       231.00%           258,207
  June 1, 1995 to May 31,
    1996.................     6.30%            0.75%              1.06%               2.58%       270.17%           271,157
  June 1, 1994 to May 31,
    1995.................     7.02%            0.75%              1.06%               8.49%        98.83%           109,994

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999.......... $ 9.63       $ 0.56        $(0.24)       $(0.56)      $(0.22)       $    -     $ 9.17
  June 1, 1997 to May 31, 1998..........   9.40         0.59          0.28         (0.59)       (0.05)            -       9.63
  June 1, 1996 to May 31, 1997..........   9.40         0.60          0.03         (0.60)       (0.03)            -       9.40
  June 1, 1995 to May 31, 1996..........   9.73         0.64         (0.31)        (0.64)       (0.02)            -       9.40
  June 1, 1994 to May 31, 1995..........   9.54         0.67          0.19         (0.67)           -             -       9.73
B SHARES
  June 1, 1998 to May 31, 1999..........   9.65         0.49         (0.24)        (0.49)       (0.22)            -       9.19
  June 1, 1997 to May 31, 1998..........   9.42         0.52          0.28         (0.52)       (0.05)            -       9.65
  June 1, 1996 to May 31, 1997..........   9.40         0.53          0.05         (0.53)       (0.03)            -       9.42
  June 1, 1995 to May 31, 1996..........   9.73         0.57         (0.31)        (0.57)       (0.02)            -       9.40
  June 1, 1994 to May 31, 1995..........   9.54         0.59          0.19         (0.59)           -             -       9.73
I SHARES
  June 1, 1998 to May 31, 1999..........   9.64         0.56         (0.24)        (0.56)       (0.22)            -       9.18
  June 1, 1997 to May 31, 1998..........   9.41         0.59          0.28         (0.59)       (0.05)            -       9.64
  June 1, 1996 to May 31, 1997..........   9.40         0.60          0.04         (0.60)       (0.03)            -       9.41
  June 1, 1995 to May 31, 1996..........   9.73         0.64         (0.31)        (0.64)       (0.02)            -       9.40
  June 1, 1994 to May 31, 1995..........   9.54         0.67          0.19         (0.67)           -             -       9.73
 TAX-FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  10.54         0.52         (0.10)        (0.51)       (0.01)            -      10.44
  June 1, 1997 to May 31, 1998..........  10.05         0.53          0.49         (0.53)           -             -      10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.54          0.27         (0.54)           -             -      10.05
  June 1, 1995 to May 31, 1996..........   9.82         0.55         (0.04)        (0.55)           -             -       9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.55          0.22         (0.55)           -             -       9.82
B SHARES
  June 1, 1998 to May 31, 1999..........  10.54         0.44         (0.10)        (0.43)       (0.01)            -      10.44
  June 1, 1997 to May 31, 1998..........  10.05         0.46          0.48         (0.45)           -             -      10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.46          0.27         (0.46)           -             -      10.05
  June 1, 1995 to May 31, 1996..........   9.82         0.48         (0.04)        (0.48)           -             -       9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.48          0.22         (0.48)           -             -       9.82
I SHARES
  June 1, 1998 to May 31, 1999..........  10.54         0.52         (0.10)        (0.51)       (0.01)            -      10.44
  June 1, 1997 to May 31, 1998..........  10.06         0.53          0.48         (0.53)           -             -      10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.54          0.28         (0.54)           -             -      10.06
  June 1, 1995 to May 31, 1996..........   9.82         0.55         (0.04)        (0.55)           -             -       9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.55          0.22         (0.55)           -             -       9.82
 COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  10.69         0.51         (0.10)        (0.51)       (0.04)            -      10.55
  June 1, 1997 to May 31, 1998..........  10.22         0.53          0.47         (0.53)           -             -      10.69
  June 1, 1996 to May 31, 1997..........   9.89         0.54          0.33         (0.54)           -             -      10.22
  June 1, 1995 to May 31, 1996..........   9.90         0.53         (0.01)        (0.53)           -             -       9.89
  June 1, 1994 to May 31, 1995..........   9.69         0.48          0.21         (0.48)           -             -       9.90

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                      RATIOS TO AVERAGE NET ASSETS                                                NET ASSETS AT
                           ---------------------------------------------------                     PORTFOLIO      END OF PERIOD
                           NET INVESTMENT         NET              GROSS            TOTAL          TURNOVER          (000'S
                            INCOME (LOSS)       EXPENSES        EXPENSES(a)       RETURN(b)          RATE           OMITTED)
                           ---------------   --------------   ----------------   ------------   ---------------   -------------

 TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................     5.85%(d)        0.75%(d)           1.38%(d)            3.26%        48.43%(f)       $  1,304
  June 1, 1997 to May 31,
    1998.................     6.14%(d)        0.75%(d)           1.13%(d)            9.46%       134.56%(f)          3,030
  June 1, 1996 to May 31,
    1997.................     6.37%           0.75%              1.31%               6.84%        55.07%             3,086
  June 1, 1995 to May 31,
    1996.................     6.48%           0.76%              1.57%               3.41%        77.49%             2,010
  June 1, 1994 to May 31,
    1995.................     6.94%           0.64%              2.38%               9.42%        35.19%               599
B SHARES
  June 1, 1998 to May 31,
    1999.................     5.13%(d)        1.50%(d)           2.31%(d)            2.49%        48.43%(f)          2,757
  June 1, 1997 to May 31,
    1998.................     5.37%(d)        1.50%(d)           2.22%(d)            8.64%       134.56%(f)          2,648
  June 1, 1996 to May 31,
    1997.................     5.61%           1.49%              2.37%               6.27%        55.07%             2,254
  June 1, 1995 to May 31,
    1996.................     5.75%           1.51%              2.48%               2.63%        77.49%             2,098
  June 1, 1994 to May 31,
    1995.................     6.17%           1.41%              3.09%               8.59%        35.19%               919
I SHARES
  June 1, 1998 to May 31,
    1999.................     5.88%(d)        0.75%(d)           0.98%(d)            3.26%        48.43%(f)         85,857
  June 1, 1997 to May 31,
    1998.................     6.14%(d)        0.75%(d)           0.86%(d)            9.45%       134.56%(f)        109,084
  June 1, 1996 to May 31,
    1997.................     6.36%           0.75%              1.05%               6.95%        55.07%           125,437
  June 1, 1995 to May 31,
    1996.................     6.57%           0.75%              1.07%               3.41%        77.49%           120,767
  June 1, 1994 to May 31,
    1995.................     7.04%           0.71%              1.17%               9.43%        35.19%            96,199

 TAX-FREE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................     4.81%           0.60%              0.98%               4.04%       105.53%            43,388
  June 1, 1997 to May 31,
    1998.................     5.09%           0.60%              0.99%              10.33%       142.81%            35,121
  June 1, 1996 to May 31,
    1997.................     5.41%           0.50%              1.06%               8.43%       152.33%            29,217
  June 1, 1995 to May 31,
    1996.................     5.54%           0.40%              1.06%               5.29%       126.20%            33,914
  June 1, 1994 to May 31,
    1995.................     5.87%           0.60%              1.12%               8.42%       130.90%            30,786
B SHARES
  June 1, 1998 to May 31,
    1999.................     4.05%           1.35%              2.01%               3.26%       105.53%            17,973
  June 1, 1997 to May 31,
    1998.................     4.31%           1.35%              2.05%               9.52%       142.81%            11,070
  June 1, 1996 to May 31,
    1997.................     4.64%           1.26%              2.15%               7.63%       152.33%             7,329
  June 1, 1995 to May 31,
    1996.................     4.77%           1.14%              2.21%               4.50%       126.20%             5,897
  June 1, 1994 to May 31,
    1995.................     5.05%           1.35%              2.21%               7.61%       130.90%             3,729
I SHARES
  June 1, 1998 to May 31,
    1999.................     4.83%           0.60%              0.91%               4.04%       105.53%           311,757
  June 1, 1997 to May 31,
    1998.................     5.09%           0.60%              0.92%              10.22%       142.81%           286,734
  June 1, 1996 to May 31,
    1997.................     5.40%           0.50%              1.03%               8.54%       152.33%           259,861
  June 1, 1995 to May 31,
    1996.................     5.57%           0.32%              1.06%               5.29%       126.20%           276,159
  June 1, 1994 to May 31,
    1995.................     5.84%           0.60%              1.05%               8.42%       130.90%            94,454

 COLORADO TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................     4.71%           0.60%              1.02%               3.79%        76.62%            39,958
  June 1, 1997 to May 31,
    1998.................     5.00%           0.60%              1.04%               9.96%        69.87%            34,254
  June 1, 1996 to May 31,
    1997.................     5.36%           0.45%              1.14%               9.00%       129.26%            27,806
  June 1, 1995 to May 31,
    1996.................     5.30%           0.30%              1.13%               5.35%       171.41%            26,991
  June 1, 1994 to May 31,
    1995.................     5.10%           0.30%              1.15%               7.47%        47.88%            25,997

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 COLORADO TAX-FREE FUND (CONT'D)
--------------------------------------------------------------------------------------------------------------------------------
B SHARES
  June 1, 1998 to May 31, 1999.......... $10.71       $ 0.43        $(0.11)       $(0.43)      $(0.04)       $    -     $10.56
  June 1, 1997 to May 31, 1998..........  10.23         0.45          0.48         (0.45)           -             -      10.71
  June 1, 1996 to May 31, 1997..........   9.90         0.47          0.33         (0.47)           -             -      10.23
  June 1, 1995 to May 31, 1996..........   9.91         0.46         (0.01)        (0.46)           -             -       9.90
  June 1, 1994 to May 31, 1995..........   9.70         0.41          0.21         (0.41)           -             -       9.91
I SHARES
  June 1, 1998 to May 31, 1999..........  10.69         0.51         (0.10)        (0.51)       (0.04)            -      10.55
  June 1, 1997 to May 31, 1998..........  10.22         0.53          0.47         (0.53)           -             -      10.69
  June 1, 1996 to May 31, 1997..........   9.89         0.54          0.33         (0.54)           -             -      10.22
  June 1, 1995 to May 31, 1996..........   9.90         0.53         (0.01)        (0.53)           -             -       9.89
  June 1, 1994 to May 31, 1995..........   9.69         0.48          0.21         (0.48)           -             -       9.90
 MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  11.05         0.51         (0.08)        (0.51)       (0.01)            -      10.96
  June 1, 1997 to May 31, 1998..........  10.57         0.53          0.48         (0.53)           -             -      11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.54          0.27         (0.54)           -             -      10.57
  June 1, 1995 to May 31, 1996..........  10.45         0.56         (0.15)        (0.56)           -             -      10.30
  June 1, 1994 to May 31, 1995..........  10.15         0.53          0.30         (0.53)           -             -      10.45
B SHARES
  June 1, 1998 to May 31, 1999..........  11.05         0.43         (0.08)        (0.43)       (0.01)            -      10.96
  June 1, 1997 to May 31, 1998..........  10.57         0.45          0.48         (0.45)           -             -      11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.46          0.27         (0.46)           -             -      10.57
  June 1, 1995 to May 31, 1996..........  10.44         0.48         (0.14)        (0.48)           -             -      10.30
  June 1, 1994 to May 31, 1995..........  10.15         0.45          0.29         (0.45)           -             -      10.44
I SHARES
  June 1, 1998 to May 31, 1999..........  11.05         0.52         (0.09)        (0.51)       (0.01)            -      10.96
  June 1, 1997 to May 31, 1998..........  10.57         0.53          0.48         (0.53)           -             -      11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.54          0.27         (0.54)           -             -      10.57
  June 1, 1995 to May 31, 1996..........  10.45         0.56         (0.15)        (0.56)           -             -      10.30
  June 1, 1994 to May 31, 1995..........  10.16         0.53          0.29         (0.53)           -             -      10.45
 GROWTH BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 14, 1998(g) to May 31, 1999...  28.09         0.63          5.67         (0.58)       (1.03)            -      32.78
B SHARES
  October 1, 1998(g) to May 31, 1999....  26.96         0.56          4.82         (0.55)       (1.03)            -      30.76
C SHARES
  October 1, 1998(g) to May 31, 1999....  26.96         0.65          4.79         (0.58)       (1.03)            -      30.79
I SHARES
  June 1, 1998 to May 31, 1999..........  28.06         0.60          3.88         (0.58)       (1.03)            -      30.93
  June 1, 1997 to May 31, 1998..........  24.77         0.58          4.52         (0.60)       (1.21)            -      28.06
  June 1, 1996 to May 31, 1997..........  22.83         0.62          2.86         (0.63)       (0.91)            -      24.77
  November 1, 1995 to May 31, 1996......  21.25         0.31          1.95         (0.51)       (0.17)            -      22.83
  November 11, 1994(g) to October 31,
    1995................................  17.95         0.47          2.83             -            -             -      21.25

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                                                                                              NET ASSETS
                                                                                                                  AT
                                      RATIOS TO AVERAGE NET ASSETS                                              END OF
                           ---------------------------------------------------                   PORTFOLIO      PERIOD
                           NET INVESTMENT         NET              GROSS            TOTAL        TURNOVER       (000'S
                            INCOME (LOSS)       EXPENSES        EXPENSES(a)       RETURN(b)        RATE        OMITTED)
                           ---------------   --------------   ----------------   ------------   -----------   ----------

 COLORADO TAX-FREE FUND (CONT'D)
------------------------------------------------------------------------------------------------------------------------
B SHARES
  June 1, 1998 to May 31,
    1999.................     3.96%           1.35%              2.03%               2.92%       76.62%       $ 10,909
  June 1, 1997 to May 31,
    1998.................     4.24%           1.35%              2.04%               9.25%       69.87%          9,156
  June 1, 1996 to May 31,
    1997.................     4.60%           1.20%              2.15%               8.19%      129.26%          7,218
  June 1, 1995 to May 31,
    1996.................     4.64%           1.05%              2.16%               4.56%      171.41%          6,400
  June 1, 1994 to May 31,
    1995.................     4.32%           1.05%              2.16%               6.67%       47.88%          5,198
I SHARES
  June 1, 1998 to May 31,
    1999.................     4.71%           0.60%              0.99%               3.79%       76.62%         48,926
  June 1, 1997 to May 31,
    1998.................     5.01%           0.60%              1.01%               9.97%       69.87%         32,342
  June 1, 1996 to May 31,
    1997.................     5.35%           0.45%              1.13%               9.00%      129.26%         25,917
  June 1, 1995 to May 31,
    1996.................     5.30%           0.30%              1.13%               5.35%      171.41%         24,074
  June 1, 1994 to May 31,
    1995.................     5.08%           0.30%              1.16%               7.47%       47.88%         24,539

 MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................     4.61%           0.60%              1.03%               3.96%       24.84%         38,255
  June 1, 1997 to May 31,
    1998.................     4.83%           0.60%              1.07%               9.71%       68.27%         33,597
  June 1, 1996 to May 31,
    1997.................     5.11%           0.60%              1.21%               7.98%       96.68%         25,739
  June 1, 1995 to May 31,
    1996.................     5.26%           0.48%              1.26%               3.97%       77.10%         26,610
  June 1, 1994 to May 31,
    1995.................     5.25%           0.49%              1.61%               8.55%      139.33%         15,559
B SHARES
  June 1, 1998 to May 31,
    1999.................     3.85%           1.35%              2.04%               3.18%       24.84%         21,493
  June 1, 1997 to May 31,
    1998.................     4.07%           1.35%              2.08%               8.89%       68.27%         16,549
  June 1, 1996 to May 31,
    1997.................     4.35%           1.34%              2.21%               7.18%       96.68%         11,128
  June 1, 1995 to May 31,
    1996.................     4.51%           1.23%              2.29%               3.28%       77.10%          8,825
  June 1, 1994 to May 31,
    1995.................     4.52%           1.21%              2.62%               7.63%      139.33%          5,090
I SHARES
  June 1, 1998 to May 31,
    1999.................     4.62%           0.60%              1.00%               3.96%       24.84%         27,261
  June 1, 1997 to May 31,
    1998.................     4.84%           0.60%              1.04%               9.71%       68.27%         20,736
  June 1, 1996 to May 31,
    1997.................     5.12%           0.60%              1.23%               7.98%       96.68%         11,135
  June 1, 1995 to May 31,
    1996.................     5.24%           0.51%              1.30%               3.97%       77.10%          3,988
  June 1, 1994 to May 31,
    1995.................     5.29%           0.48%              1.58%               8.44%      139.33%          1,799

 GROWTH BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 14, 1998(g) to
    May 31, 1999.........     1.92%(c)(d)     1.15%(c)(d)        1.88%(c)(d)        22.83%        N/A(h)         3,667
B SHARES
  October 1, 1998(g) to
    May 31, 1999.........     1.34%(c)(d)     1.75%(c)(d)        2.43%(c)(d)        20.36%        N/A(h)         8,978
C SHARES
  October 1, 1998(g) to
    May 31, 1999.........     1.45%(c)(d)     1.68%(c)(d)        4.43%(c)(d)        20.59%        N/A(h)         1,236
I SHARES
  June 1, 1998 to May 31,
    1999.................     2.16%(d)        0.93%(d)           1.13%(d)           16.38%        N/A(h)       850,503
  June 1, 1997 to May 31,
    1998.................     2.38%(d)        0.93%(d)           1.09%(d)           21.40%        N/A(h)       665,758
  June 1, 1996 to May 31,
    1997.................     2.47%(d)        0.94%(d)           1.16%(d)           15.81%       24.33%        503,382
  November 1, 1995 to May
    31, 1996.............     2.66%(c)(d)     0.98%(c)(d)        1.16%(c)(d)        10.87%       38.78%        484,641
  November 11, 1994(g) to
    October 31, 1995.....     2.63%(c)(d)     0.99%(c)(d)        1.23%(c)(d)        18.38%       41.04%        374,892

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 INCOME EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  41.19         0.51          5.45         (0.53)       (0.26)            -      46.36
  June 1, 1997 to May 31, 1998..........  33.16         0.52          8.77         (0.54)       (0.72)            -      41.19
  June 1, 1996 to May 31, 1997..........  27.56         0.57          5.54         (0.51)           -             -      33.16
  May 2, 1996(g) to May 31, 1996........  26.94         0.07          0.55             -            -             -      27.56
B SHARES
  June 1, 1998 to May 31, 1999..........  41.12         0.19          5.45         (0.23)       (0.26)            -      46.27
  June 1, 1997 to May 31, 1998..........  33.09         0.24          8.75         (0.24)       (0.72)            -      41.12
  June 1, 1996 to May 31, 1997..........  27.54         0.36          5.52         (0.33)           -             -      33.09
  May 2, 1996(g) to May 31, 1996........  26.94         0.02          0.58             -            -             -      27.54
C SHARES
  October 1, 1998(g) to May 31, 1999....  37.26         0.47         10.39         (0.48)       (0.15)            -      47.49
I SHARES
  June 1, 1998 to May 31, 1999..........  41.18         0.51          5.45         (0.53)       (0.26)            -      46.35
  June 1, 1997 to May 31, 1998..........  33.16         0.52          8.76         (0.54)       (0.72)            -      41.18
  June 1, 1996 to May 31, 1997..........  27.56         0.56          5.55         (0.51)           -             -      33.16
  November 1, 1995 to May 31, 1996......  24.02         0.29          4.02         (0.69)       (0.08)            -      27.56
  November 11, 1994(g) to October 31,
    1995................................  18.90         0.46          4.66             -            -             -      24.02
 VALUGROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  26.18         0.24         (0.39)        (0.13)       (4.51)            -      21.39
  June 1, 1997 to May 31, 1998..........  25.06         0.13          4.69         (0.16)       (3.54)            -      26.18
  June 1, 1996 to May 31, 1997..........  22.63         0.17          4.80         (0.13)       (2.41)            -      25.06
  June 1, 1995 to May 31, 1996..........  18.82         0.13          3.93         (0.13)       (0.12)            -      22.63
  June 1, 1994 to May 31, 1995..........  17.17         0.17          1.66         (0.18)           -             -      18.82
B SHARES
  June 1, 1998 to May 31, 1999..........  25.52        (0.04)        (0.28)            -        (4.51)            -      20.69
  June 1, 1997 to May 31, 1998..........  24.55        (0.02)         4.56         (0.03)       (3.54)            -      25.52
  June 1, 1996 to May 31, 1997..........  22.28         0.01          4.68         (0.01)       (2.41)            -      24.55
  June 1, 1995 to May 31, 1996..........  18.65        (0.02)         3.87         (0.10)       (0.12)            -      22.28
  June 1, 1994 to May 31, 1995..........  17.10         0.07          1.61         (0.13)           -             -      18.65
I SHARES
  June 1, 1998 to May 31, 1999..........  26.15         0.25         (0.40)        (0.13)       (4.51)            -      21.36
  June 1, 1997 to May 31, 1998..........  25.03         0.06          4.75         (0.16)       (3.54)            -      26.15
  June 1, 1996 to May 31, 1997..........  22.61         0.16          4.80         (0.13)       (2.41)            -      25.03
  June 1, 1995 to May 31, 1996..........  18.80         0.14          3.91         (0.12)       (0.12)            -      22.61
  June 1, 1994 to May 31, 1995..........  17.16         0.18          1.64         (0.18)           -             -      18.80
 DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  43.06         0.08          6.29         (0.20)       (0.98)            -      48.25
  June 1, 1997 to May 31, 1998..........  36.51        (0.16)         8.99         (0.27)       (2.33)            -      43.06
  June 1, 1996 to May 31, 1997..........  30.56         0.20          6.10         (0.16)       (0.19)            -      36.51
  May 2, 1996(g) to May 31, 1996........  29.89         0.02          0.65             -            -             -      30.56
B SHARES
  June 1, 1998 to May 31, 1999..........  42.69        (0.11)         6.09             -        (0.98)            -      47.69
  June 1, 1997 to May 31, 1998..........  36.31         0.06          8.85         (0.08)       (2.33)            -      42.69
  June 1, 1996 to May 31, 1997..........  30.54         0.03          6.00         (0.07)       (0.19)            -      36.31
  May 6, 1996(g) to May 31, 1996........  29.41         0.02          1.11             -            -             -      30.54
C SHARES
  October 1, 1998(g) to May 31, 1999....  38.71         0.08         10.65         (0.20)       (0.98)            -      48.26
I SHARES
  June 1, 1998 to May 31, 1999..........  43.06         0.22          6.15         (0.20)       (0.98)            -      48.25
  June 1, 1997 to May 31, 1998..........  36.50         0.22          8.94         (0.27)       (2.33)            -      43.06
  June 1, 1996 to May 31, 1997..........  30.55         0.25          6.05         (0.16)       (0.19)            -      36.50
  November 1, 1995 to May 31, 1996......  27.53         0.16          4.25         (0.42)       (0.97)            -      30.55
  November 11, 1994(g) to October 31,
    1995................................  22.21         0.22          5.10             -            -             -      27.53

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                       RATIOS TO AVERAGE NET ASSETS                                                NET ASSETS AT
                           ----------------------------------------------------                     PORTFOLIO      END OF PERIOD
                             NET INVESTMENT          NET             GROSS           TOTAL          TURNOVER           (000'S
                             INCOME (LOSS)        EXPENSES        EXPENSES(a)      RETURN(b)          RATE            OMITTED)
                           ------------------   -------------   ---------------   ------------   ---------------   --------------

 INCOME EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................        1.23%(d)        0.85%(d)          0.93%(d)          14.74%         3.21%(f)            105,162
  June 1, 1997 to May 31,
    1998.................        1.44%(d)        0.85%(d)          0.91%(d)          28.64%         3.46%(f)             75,144
  June 1, 1996 to May 31,
    1997.................        1.95%           0.85%             0.93%             22.40%         4.76%                43,708
  May 2, 1996(g) to May
    31, 1996.............        3.69%(c)        0.91%(c)          1.91%(c)           2.30%         0.69%                31,448
B SHARES
  June 1, 1998 to May 31,
    1999.................        0.48%(d)        1.60%(d)          1.94%(d)          13.90%         3.21%(f)            106,688
  June 1, 1997 to May 31,
    1998.................        0.69%(d)        1.60%(d)          1.91%(d)          27.67%         3.46%(f)             67,385
  June 1, 1996 to May 31,
    1997.................        1.24%           1.59%             1.96%             21.48%         4.76%                33,626
  May 2, 1996(g) to May
    31, 1996.............        2.92%(c)        1.72%(c)          2.63%(c)           2.23%         0.69%                17,318
C SHARES
  October 1, 1998(g) to
    May 31, 1999.........        0.48%(c)(d)     1.60%(c)(d)       4.37%(c)(d)       28.55%         3.21%(f)              1,106
I SHARES
  June 1, 1998 to May 31,
    1999.................        1.23%(d)        0.85%(d)          0.89%(d)          14.75%         3.21%(f)          1,519,541
  June 1, 1997 to May 31,
    1998.................        1.43%(d)        0.85%(d)          0.86%(d)          28.61%         3.46%(f)          1,214,385
  June 1, 1996 to May 31,
    1997.................        1.97%           0.85%             0.90%             22.40%         4.76%               425,197
  November 1, 1995 to May
    31, 1996.............        2.72%(c)        0.86%(c)          1.13%(c)          18.14%         0.69%               230,831
  November 11, 1994(g) to
    October 31, 1995.....        2.51%(c)        0.85%(c)          1.12%(c)          27.09%         7.03%                49,000

 VALUGROWTH STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................        0.51%           1.00%             1.26%             (0.16%)       68.72%                18,902
  June 1, 1997 to May 31,
    1998.................        0.56%           1.00%             1.26%             21.15%        74.25%                27,771
  June 1, 1996 to May 31,
    1997.................        0.70%           1.01%             1.39%             23.32%        75.50%                18,830
  June 1, 1995 to May 31,
    1996.................        0.63%           1.20%             1.42%             21.69%       105.43%                15,232
  June 1, 1994 to May 31,
    1995.................        1.01%           1.20%             1.43%             10.72%        63.82%                12,138
B SHARES
  June 1, 1998 to May 31,
    1999.................       (0.24%)          1.75%             2.30%             (0.90%)       68.72%                 7,784
  June 1, 1997 to May 31,
    1998.................       (0.19%)          1.75%             2.31%             20.30%        74.25%                 8,943
  June 1, 1996 to May 31,
    1997.................       (0.07%)          1.76%             2.48%             22.33%        75.50%                 6,591
  June 1, 1995 to May 31,
    1996.................       (0.12%)          1.96%             2.54%             20.79%       105.43%                 5,130
  June 1, 1994 to May 31,
    1995.................        0.28%           1.95%             2.51%              9.88%        63.82%                 3,569
I SHARES
  June 1, 1998 to May 31,
    1999.................        0.50%           1.00%             1.19%             (0.16%)       68.72%               198,672
  June 1, 1997 to May 31,
    1998.................        0.53%           1.00%             1.20%             21.18%        74.25%               609,056
  June 1, 1996 to May 31,
    1997.................        0.67%           1.01%             1.33%             23.30%        75.50%               180,204
  June 1, 1995 to May 31,
    1996.................        0.62%           1.20%             1.32%             21.72%       105.43%               156,553
  June 1, 1994 to May 31,
    1995.................        1.02%           1.20%             1.33%             10.67%        63.82%               136,589

 DIVERSIFIED EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................        0.47%(d)        1.00%(d)          1.22%(d)          15.08%       N/A(h)                 69,768
  June 1, 1997 to May 31,
    1998.................        0.60%(d)        1.00%(d)          1.20%(d)          26.08%       N/A(h)                 56,350
  June 1, 1996 to May 31,
    1997.................        0.81%(d)        1.02%(d)          1.40%(d)          20.75%        48.08%                25,271
  May 2, 1996(g) to May
    31, 1996.............        1.88%(c)(d)     1.52%(c)(d)       4.06%(c)(d)        2.24%         5.76%                 2,699
B SHARES
  June 1, 1998 to May 31,
    1999.................       (0.28%)(d)       1.75%(d)          2.22%(d)          14.24%       N/A(h)                111,106
  June 1, 1997 to May 31,
    1998.................       (0.15%)(d)       1.75%(d)          2.19%(d)          25.13%       N/A(h)                 81,548
  June 1, 1996 to May 31,
    1997.................        0.09%(d)        1.76%(d)          2.41%(d)          19.86%        48.08%                33,870
  May 6, 1996(g) to May
    31, 1996.............        1.24%(c)(d)     2.37%(c)(d)       4.95%(c)(d)        3.84%         5.76%                 2,447
C SHARES
  October 1, 1998(g) to
    May 31, 1999.........       (0.28%)(c)(d)    1.75%(c)(d)       5.15%(c)(d)       28.02%       N/A(h)                    542
I SHARES
  June 1, 1998 to May 31,
    1999.................        0.47%(d)        1.00%(d)          1.17%(d)          15.08%       N/A(h)              1,629,191
  June 1, 1997 to May 31,
    1998.................        0.60%(d)        1.00%(d)          1.13%(d)          26.12%       N/A(h)              1,520,343
  June 1, 1996 to May 31,
    1997.................        0.79%(d)        1.02%(d)          1.31%(d)          20.76%        48.08%             1,212,565
  November 1, 1995 to May
    31, 1996.............        1.00%(c)(d)     1.06%(c)(d)       1.30%(c)(d)       16.38%         5.76%               907,223
  November 11, 1994(g) to
    October 31, 1995.....        1.01%(c)(d)     1.09%(c)(d)       1.37%(c)(d)       23.95%        10.33%               711,111

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT   INVESTMENT    RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999.......... $35.73       $(0.02)       $ 2.56        $(0.03)      $(2.07)       $    -     $36.17
  June 1, 1997 to May 31, 1998..........  32.49        (0.06)         6.88         (0.04)       (3.54)            -      35.73
  June 1, 1996 to May 31, 1997..........  29.08        (0.02)         4.06         (0.04)       (0.59)            -      32.49
  May 2, 1996(g) to May 31, 1996........  28.50            -          0.58             -            -             -      29.08
B SHARES
  June 1, 1998 to May 31, 1999..........  35.23        (0.25)         2.48             -        (2.07)            -      35.39
  June 1, 1997 to May 31, 1998..........  32.28        (0.23)         6.72             -        (3.54)            -      35.23
  June 1, 1996 to May 31, 1997..........  29.07        (0.13)         3.93             -        (0.59)            -      32.28
  May 6, 1996(g) to May 31, 1996........  28.18            -          0.89             -            -             -      29.07
C SHARES
  October 1, 1998(g) to May 31, 1999....  30.66        (0.13)         7.86         (0.03)       (2.07)            -      36.29
I SHARES
  June 1, 1998 to May 31, 1999..........  35.72        (0.03)         2.58         (0.03)       (2.07)            -      36.17
  June 1, 1997 to May 31, 1998..........  32.48        (0.04)         6.86         (0.04)       (3.54)            -      35.72
  June 1, 1996 to May 31, 1997..........  29.08        (0.02)         4.05         (0.04)       (0.59)            -      32.48
  November 1, 1995 to May 31, 1996......  26.97            -          4.09         (0.12)       (1.86)            -      29.08
  November 11, 1994(g) to October 31,
    1995................................  22.28        (0.02)         4.71             -            -             -      26.97
 LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to May 31, 1999....  38.48        (0.16)        20.82             -        (1.05)            -      58.09
B SHARES
  October 1, 1998(g) to May 31, 1999....  39.80        (0.17)        15.92             -        (1.05)            -      54.50
I SHARES
  June 1, 1998 to May 31, 1999..........  39.94        (0.17)        15.95             -        (1.05)            -      54.67
  June 1, 1997 to May 31, 1998..........  32.63        (0.11)        10.20             -        (2.78)            -      39.94
  June 1, 1996 to May 31, 1997..........  26.97        (0.03)         5.91             -        (0.22)            -      32.63
  November 1, 1995 to May 31, 1996......  23.59        (0.04)         3.64             -        (0.22)            -      26.97
  November 11, 1994(g) to October 31,
    1995................................  18.50        (0.05)         5.14             -            -             -      23.59
 DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to May 31, 1999....   7.77        (0.02)         1.77             -(i)         -             -       9.52
B SHARES
  October 1, 1998(g) to May 31, 1999....   7.97        (0.03)         1.02             -            -             -       8.96
I SHARES
  June 1, 1998 to May 31, 1999..........  10.52            -         (1.53)            -(i)         -             -       8.99
  December 31, 1997(g) to May 31,
    1998................................  10.00            -          0.52             -            -             -      10.52
 SMALL COMPANY STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  12.00        (0.01)        (3.26)            -            -             -       8.73
  June 1, 1997 to May 31, 1998..........  13.95        (0.07)         1.02             -        (2.90)            -      12.00
  June 1, 1996 to May 31, 1997..........  14.02        (0.04)         0.88             -        (0.91)            -      13.95
  June 1, 1995 to May 31, 1996..........  10.64         0.01          3.93         (0.03)       (0.53)            -      14.02
  June 1, 1994 to May 31, 1995..........   9.84         0.12          0.87         (0.11)       (0.08)            -      10.64
B SHARES
  June 1, 1998 to May 31, 1999..........  11.56        (0.16)        (3.06)            -            -             -       8.34
  June 1, 1997 to May 31, 1998..........  13.63        (0.11)         0.94             -        (2.90)            -      11.56
  June 1, 1996 to May 31, 1997..........  13.83        (0.11)         0.82             -        (0.91)            -      13.63
  June 1, 1995 to May 31, 1996..........  10.56        (0.08)         3.90         (0.02)       (0.53)            -      13.83
  June 1, 1994 to May 31, 1995..........   9.82         0.07          0.84         (0.09)       (0.08)            -      10.56
I SHARES
  June 1, 1998 to May 31, 1999..........  11.93        (0.01)        (3.24)            -            -             -       8.68
  June 1, 1997 to May 31, 1998..........  13.88        (0.09)         1.11             -        (2.90)        (0.07)     11.93
  June 1, 1996 to May 31, 1997..........  13.96        (0.04)         0.87             -        (0.91)            -      13.88
  June 1, 1995 to May 31, 1996..........  10.59         0.01          3.93         (0.03)       (0.54)            -      13.96
  June 1, 1994 to May 31, 1995..........   9.80         0.12          0.87         (0.12)       (0.08)            -      10.59

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                              RATIOS TO AVERAGE NET ASSETS
                                --------------------------------------------------------                     PORTFOLIO
                                 NET INVESTMENT           NET                GROSS            TOTAL          TURNOVER
                                  INCOME (LOSS)         EXPENSES          EXPENSES(a)       RETURN(b)          RATE
                                -----------------   ----------------   -----------------   ------------   ---------------

 GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999......................      (0.08%)(d)         1.25%(d)            1.44%(d)            7.57%       N/A(h)
  June 1, 1997 to May 31,
    1998......................      (0.11%)(d)         1.25%(d)            1.42%(d)           22.55%       N/A(h)
  June 1, 1996 to May 31,
    1997......................      (0.12%)(d)         1.30%(d)            1.95%(d)           14.11%         9.06%
  May 2, 1996(g) to May 31,
    1996......................       0.34%(c)(d)       2.08%(c)(d)         6.40%(c)(d)         2.04%         7.39%
B SHARES
  June 1, 1998 to May 31,
    1999......................      (0.83%)(d)         2.00%(d)            2.45%(d)            6.78%       N/A(h)
  June 1, 1997 to May 31,
    1998......................      (0.85%)(d)         2.00%(d)            2.45%(d)           21.63%       N/A(h)
  June 1, 1996 to May 31,
    1997......................      (0.82%)(d)         2.04%(d)            3.02%(d)           13.28%         9.06%
  May 6, 1996(g) to May 31,
    1996......................      (0.40%)(c)(d)      2.92%(c)(d)         7.44%(c)(d)         3.16%         7.39%
C SHARES
  October 1, 1998(g) to May
    31, 1999..................      (0.87%)(c)(d)      2.01%(c)(d)        21.40%(c)(d)        25.73%       N/A(h)
I SHARES
  June 1, 1998 to May 31,
    1999......................      (0.08%)(d)         1.25%(d)            1.38%(d)            7.60%       N/A(h)
  June 1, 1997 to May 31,
    1998......................      (0.11%)(d)         1.25%(d)            1.35%(d)           22.52%       N/A(h)
  June 1, 1996 to May 31,
    1997......................      (0.09%)(d)         1.30%(d)            1.84%(d)           14.11%         9.06%
  November 1, 1995 to May 31,
    1996......................       0.01%(c)(d)       1.35%(c)(d)         1.85%(c)(d)        15.83%         7.39%
  November 11, 1994(g) to
    October 31, 1995..........      (0.11%)(c)(d)      1.38%(c)(d)         1.92%(c)(d)        21.10%         8.90%

 LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to May
    31, 1999..................      (0.68%)(c)(d)      1.20%(c)(d)         1.35%(c)(d)        54.16%        28.15%(f)
B SHARES
  October 1, 1998(g) to May
    31, 1999..................      (1.22%)(c)(d)      1.76%(c)(d)         2.15%(c)(d)        40.01%        28.15%(f)
I SHARES
  June 1, 1998 to May 31,
    1999......................      (0.49%)(d)         1.00%(d)            1.09%(d)           39.96%        28.15%(f)
  June 1, 1997 to May 31,
    1998......................      (0.36%)(d)         1.00%(d)            1.03%(d)           32.29%        13.03%(f)
  June 1, 1996 to May 31,
    1997......................      (0.18%)            0.99%               1.09%              21.93%        24.37%
  November 1, 1995 to May 31,
    1996......................      (0.30%)(c)         1.00%(c)            1.13%(c)           15.40%        16.93%
  November 11, 1994(g) to
    October 31, 1995..........      (0.23%)(c)         1.00%(c)            1.20%(c)           27.51%        31.60%

 DIVERSIFIED SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to May
    31, 1999..................      (0.22%)(c)(d)      1.40%(c)(d)         2.30%(c)(d)        22.52%       N/A(h)
B SHARES
  October 1, 1998(g) to May
    31, 1999..................      (0.84%)(c)(d)      1.99%(c)(d)         5.63%(c)(d)        12.42%       N/A(h)
I SHARES
  June 1, 1998 to May 31,
    1999......................      (0.05%)(d)         1.20%(d)            1.65%(d)          (14.54%)      N/A(h)
  December 31, 1997(g) to May
    31, 1998..................       0.25%(c)(d)       1.21%(c)(d)         2.65%(c)(d)         5.20%       N/A(h)

 SMALL COMPANY STOCK FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999......................      (0.12%)(d)         1.20%(d)            1.55%(d)          (27.25%)      183.61%(f)
  June 1, 1997 to May 31,
    1998......................      (0.50%)(d)         1.20%(d)            1.42%(d)            8.07%       166.16%(f)
  June 1, 1996 to May 31,
    1997......................      (0.38%)            1.19%               1.67%               6.34%       210.19%
  June 1, 1995 to May 31,
    1996......................       0.03%             1.21%               1.87%              38.22%       134.53%
  June 1, 1994 to May 31,
    1995......................       1.14%             0.53%               2.32%              10.19%        68.09%
B SHARES
  June 1, 1998 to May 31,
    1999......................      (0.86%)(d)         1.95%(d)            2.63%(d)          (27.85%)      183.61%(f)
  June 1, 1997 to May 31,
    1998......................      (1.26%)(d)         1.95%(d)            2.47%(d)            7.29%       166.16%(f)
  June 1, 1996 to May 31,
    1997......................      (1.13%)            1.94%               2.73%               5.46%       210.19%
  June 1, 1995 to May 31,
    1996......................      (0.74%)            1.96%               2.96%              37.32%       134.53%
  June 1, 1994 to May 31,
    1995......................       0.38%             1.27%               3.56%               9.31%        68.09%
I SHARES
  June 1, 1998 to May 31,
    1999......................      (0.11%)(d)         1.20%(d)            1.43%(d)          (27.24%)      183.61%(f)
  June 1, 1997 to May 31,
    1998......................      (0.53%)(d)         1.20%(d)            1.32%(d)            8.12%       166.16%(f)
  June 1, 1996 to May 31,
    1997......................      (0.38%)            1.19%               1.56%               6.30%       210.19%
  June 1, 1995 to May 31,
    1996......................       0.05%             1.21%               1.60%              38.30%       134.53%
  June 1, 1994 to May 31,
    1995......................       1.14%             0.52%               1.82%              10.13%        68.09%


                                 NET ASSETS AT
                                 END OF PERIOD
                                (000'S OMITTED)
                                ---------------
 GROWTH EQUITY FUND
---------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999......................     $ 17,335
  June 1, 1997 to May 31,
    1998......................       21,567
  June 1, 1996 to May 31,
    1997......................       14,146
  May 2, 1996(g) to May 31,
    1996......................        3,338
B SHARES
  June 1, 1998 to May 31,
    1999......................       18,976
  June 1, 1997 to May 31,
    1998......................       16,615
  June 1, 1996 to May 31,
    1997......................        8,713
  May 6, 1996(g) to May 31,
    1996......................          703
C SHARES
  October 1, 1998(g) to May
    31, 1999..................           60
I SHARES
  June 1, 1998 to May 31,
    1999......................      920,586
  June 1, 1997 to May 31,
    1998......................    1,033,251
  June 1, 1996 to May 31,
    1997......................      895,420
  November 1, 1995 to May 31,
    1996......................      735,728
  November 11, 1994(g) to
    October 31, 1995..........      564,004
 LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to May
    31, 1999..................      191,233
B SHARES
  October 1, 1998(g) to May
    31, 1999..................      156,870
I SHARES
  June 1, 1998 to May 31,
    1999......................      645,385
  June 1, 1997 to May 31,
    1998......................      232,499
  June 1, 1996 to May 31,
    1997......................      131,768
  November 1, 1995 to May 31,
    1996......................       82,114
  November 11, 1994(g) to
    October 31, 1995..........       63,567
 DIVERSIFIED SMALL CAP FUND
-----------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to May
    31, 1999..................        1,504
B SHARES
  October 1, 1998(g) to May
    31, 1999..................          476
I SHARES
  June 1, 1998 to May 31,
    1999......................       60,261
  December 31, 1997(g) to May
    31, 1998..................       12,551
 SMALL COMPANY STOCK FUND
---------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999......................        5,563
  June 1, 1997 to May 31,
    1998......................        8,426
  June 1, 1996 to May 31,
    1997......................        7,355
  June 1, 1995 to May 31,
    1996......................        5,426
  June 1, 1994 to May 31,
    1995......................        1,540
B SHARES
  June 1, 1998 to May 31,
    1999......................        2,904
  June 1, 1997 to May 31,
    1998......................        5,799
  June 1, 1996 to May 31,
    1997......................        5,125
  June 1, 1995 to May 31,
    1996......................        4,125
  June 1, 1994 to May 31,
    1995......................          963
I SHARES
  June 1, 1998 to May 31,
    1999......................       22,592
  June 1, 1997 to May 31,
    1998......................      112,713
  June 1, 1996 to May 31,
    1997......................      161,995
  June 1, 1995 to May 31,
    1996......................      125,986
  June 1, 1994 to May 31,
    1995......................       54,240

                                                                 [LOGO]

 FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999.......... $23.60       $(0.11)       $(2.97)       $    -       $(0.02)       $    -     $20.50
  June 1, 1997 to May 31, 1998..........  19.83        (0.07)         4.37             -        (0.53)            -      23.60
  October 9, 1996(g) to May 31, 1997....  17.39        (0.01)         2.46             -        (0.01)            -      19.83
B SHARES
  June 1, 1998 to May 31, 1999..........  23.32        (0.31)        (2.90)            -        (0.02)            -      20.09
  June 1, 1997 to May 31, 1998..........  19.75        (0.05)         4.15             -        (0.53)            -      23.32
  November 8, 1996(g) to May 31, 1997...  17.41        (0.05)         2.40             -        (0.01)            -      19.75
I SHARES
  June 1, 1998 to May 31, 1999..........  23.61        (0.11)        (2.97)            -        (0.02)            -      20.51
  June 1, 1997 to May 31, 1998..........  19.84        (0.06)         4.36             -        (0.53)            -      23.61
  August 15, 1996(g) to May 31, 1997....  16.26        (0.01)         3.60             -        (0.01)            -      19.84
 INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31, 1999..........  23.84         0.04         (0.43)        (0.21)       (0.46)            -      22.78
  June 1, 1997 to May 31, 1998..........  21.66         0.03          2.35         (0.20)           -             -      23.84
  June 1, 1996 to May 31, 1997..........  19.82         0.10          1.94         (0.20)           -             -      21.66
  November 1, 1995 to May 31, 1996......  17.97         0.35          1.83         (0.33)           -             -      19.82
  April 12, 1995(g) to October 31,
    1995................................  16.50         0.01          1.46             -            -             -      17.97
B SHARES
  June 1, 1998 to May 31, 1999..........  23.70        (0.06)        (0.49)        (0.03)       (0.46)            -      22.66
  June 1, 1997 to May 31, 1998..........  21.55        (0.09)         2.31         (0.07)           -             -      23.70
  June 1, 1996 to May 31, 1997..........  19.71        (0.06)         1.93         (0.03)           -             -      21.55
  November 1, 1995 to May 31, 1996......  17.91         0.25          1.83         (0.28)           -             -      19.71
  May 12, 1995(g) to October 31, 1995...  17.20         0.01          0.70             -            -             -      17.91
I SHARES
  June 1, 1998 to May 31, 1999..........  23.85         0.10         (0.48)        (0.21)       (0.46)            -      22.80
  June 1, 1997 to May 31, 1998..........  21.67         0.09          2.29         (0.20)           -             -      23.85
  June 1, 1996 to May 31, 1997..........  19.84         0.09          1.94         (0.20)           -             -      21.67
  November 1, 1995 to May 31, 1996......  17.99         0.14          2.04         (0.33)           -             -      19.84
  November 11, 1994(g) to October 31,
    1995................................  17.28         0.09          0.62             -            -             -      17.99

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                        RATIOS TO AVERAGE NET ASSETS
                           ------------------------------------------------------                     PORTFOLIO       NET ASSETS AT
                            NET INVESTMENT           NET              GROSS            TOTAL          TURNOVER        END OF PERIOD
                             INCOME (LOSS)        EXPENSES         EXPENSES(a)       RETURN(b)          RATE         (000'S OMITTED)
                           -----------------   ---------------   ----------------   ------------   ---------------   ---------------

 SMALL CAP OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................      (0.47%)(d)         1.25%(d)           1.49%(d)         (13.03%)      238.84%(f)          $  4,698
  June 1, 1997 to May 31,
    1998.................      (0.43%)(d)         1.27%(d)           1.86%(d)          21.97%        54.98%(f)             6,870
  October 9, 1996(g) to
    May 31, 1997.........      (0.18%)(c)(d)      1.25%(c)(d)       10.51%(c)(d)       11.37%        34.45%(f)               522
B SHARES
  June 1, 1998 to May 31,
    1999.................      (1.28%)(d)         2.06%(d)           2.51%(d)         (13.74%)      238.84%(f)             4,187
  June 1, 1997 to May 31,
    1998.................      (1.21%)(d)         2.01%(d)           3.05%(d)          21.03%        54.98%(f)             6,140
  November 8, 1996(g) to
    May 31, 1997.........      (0.99%)(c)(d)      2.06%(c)(d)       27.27%(c)(d)       13.53%        34.45%(f)               158
I SHARES
  June 1, 1998 to May 31,
    1999.................      (0.47%)(d)         1.25%(d)           1.35%(d)         (13.02%)      238.84%(f)           201,816
  June 1, 1997 to May 31,
    1998.................      (0.40%)(d)         1.25%(d)           1.38%(d)          21.95%        54.98%(f)           284,828
  August 15, 1996(g) to
    May 31, 1997.........      (0.16%)(c)(d)      1.25%(c)(d)        1.89%(c)(d)       11.42%        34.45%(f)            77,174

 INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to May 31,
    1999.................       0.37%(d)          1.50%(d)           1.80%(d)          (1.36%)      N/A(h)                 2,866
  June 1, 1997 to May 31,
    1998.................       0.44%(d)          1.47%(d)           1.72%(d)          11.20%       N/A(h)                 3,342
  June 1, 1996 to May 31,
    1997.................       0.42%(d)          1.43%(d)           1.72%(d)          10.33%        48.23%(f)             2,240
  November 1, 1995 to May
    31, 1996.............       0.92%(c)(d)       1.50%(c)(d)        2.51%(c)(d)       12.31%        14.12%(f)             1,080
  April 12, 1995(g) to
    October 31, 1995.....       0.26%(c)(d)       1.32%(c)(d)       20.95%(c)(d)        8.91%        29.41%(f)               216
B SHARES
  June 1, 1998 to May 31,
    1999.................      (0.30%)(d)         2.25%(d)           2.89%(d)          (2.08%)      N/A(h)                 1,973
  June 1, 1997 to May 31,
    1998.................      (0.29%)(d)         2.22%(d)           2.81%(d)          10.39%       N/A(h)                 2,245
  June 1, 1996 to May 31,
    1997.................      (0.34%)(d)         2.18%(d)           2.76%(d)           9.44%        48.23%(f)             1,667
  November 1, 1995 to May
    31, 1996.............      (0.02%)(c)(d)      2.25%(c)(d)        3.11%(c)(d)       11.79%        14.12%(f)               995
  May 12, 1995(g) to
    October 31, 1995.....       0.17%(c)(d)       1.27%(c)(d)       14.57%(c)(d)        4.30%        29.41%(f)               395
I SHARES
  June 1, 1998 to May 31,
    1999.................       0.44%(d)          1.50%(d)           1.61%(d)          (1.32%)      N/A(h)               271,240
  June 1, 1997 to May 31,
    1998.................       0.45%(d)          1.47%(d)           1.50%(d)          11.19%       N/A(h)               279,667
  June 1, 1996 to May 31,
    1997.................       0.40%(d)          1.43%(d)           1.44%(d)          10.27%        48.23%(f)           228,552
  November 1, 1995 to May
    31, 1996.............       0.60%(c)(d)       1.50%(c)(d)        1.52%(c)(d)       12.31%        14.12%(f)           143,643
  November 11, 1994(g) to
    October 31, 1995.....       0.54%(c)(d)       1.50%(c)(d)        1.66%(c)(d)        4.11%        29.41%(f)            91,401

                                                                 [LOGO]

 NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(b) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 3).

(c)  Annualized.

(d) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(e)  Adjusted for a five to one stock split.

(f) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(g)  Commencement of operations.

(h) Portfolio turnover rate is not applicable as the Fund invested in more than one Portfolio.

(i)  Actual dividends per share were less than $0.01.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to seventeen of those portfolios (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio, with the exception of Colorado Tax-Free Fund, and Minnesota Tax-Free Fund. The classes of each Fund and their respective dates of commencement of operations are as follows:

                                              A SHARES           B SHARES           C SHARES           I SHARES
                                          -----------------  -----------------  -----------------  -----------------
Stable Income Fund......................  May 2, 1996        May 17, 1996       N/A                November 11, 1994
Intermediate Government Income Fund.....  May 2, 1996        May 17, 1996       N/A                November 11, 1994
Income Fund.............................  June 9, 1987       August 5, 1993     N/A                August 2, 1993
Total Return Bond Fund..................  December 31, 1993  December 31, 1993  N/A                December 31, 1993
Tax-Free Income Fund....................  August 1, 1989     August 6, 1993     N/A                August 2, 1993
Colorado Tax-Free Fund..................  June 1, 1993       August 2, 1993     N/A                August 23, 1993
Minnesota Tax-Free Fund.................  January 12, 1988   August 6, 1993     N/A                August 2, 1993
Growth Balanced Fund....................  October 14, 1998   October 1, 1998    October 1, 1998    November 11, 1994
Income Equity Fund......................  May 2, 1996        May 2, 1996        October 1, 1998    November 11, 1994
ValuGrowth Stock Fund...................  January 8, 1988    August 5, 1993     N/A                August 2, 1993
Diversified Equity Fund.................  May 2, 1996        May 6, 1996        October 1, 1998    November 11, 1994
Growth Equity Fund......................  May 2, 1996        May 6, 1996        October 1, 1998    November 11, 1994
Large Company Growth Fund...............  October 6, 1998    October 1, 1998    N/A                November 11, 1994
Diversified Small Cap Fund..............  October 6, 1998    October 1, 1998    N/A                December 31, 1997
Small Company Stock Fund................  December 31, 1993  December 31, 1993  N/A                December 31, 1993
Small Cap Opportunities Fund............  October 9, 1996    November 8, 1996   N/A                August 15, 1996
International Fund......................  April 12, 1995     May 12, 1995       N/A                November 11, 1994

Each share of each class represents an undivided, proportionate interest in a Fund. A Shares are sold with a front-end sales charge to the general public. B and C Shares are sold to the general public with a contingent deferred sales charge ("CDSC") imposed on most redemptions made within six years and one year of purchase, respectively. After six years (four years in the case of Stable Income Fund), B Shares automatically convert to A Shares. A Shares of certain Funds and B and C Shares incur distribution expenses.

MASTER-FEEDER ARRANGEMENT--Stable Income Fund, Total Return Bond Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund and Small Cap Opportunities Fund each seek to achieve its investment objective by investing all its investable assets in a separate diversified portfolio (individually, a "Portfolio", and, collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies as the Fund, of Core Trust (Delaware) ("Core Trust") or Schroder Capital Funds ("Schroder Core"), registered open-end investment companies. Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund each seeks to achieve its investment objective by investing all its assets in two or more Portfolios of Core Trust and Schroder Core. These arrangements are commonly referred to as master-feeder structures.

Each Portfolio directly acquires portfolio securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Portfolio as a partnership investment, and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Funds and its shareholders to do so. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION--Each Fund determines its net asset value at 4:00 PM, Eastern Time, on each Fund business day. Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees. Each Fund investing in a Portfolio records its investment at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

                                                                 [LOGO]

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Fund is not notified of a dividend until after the ex-dividend date has passed. In these instances, a dividend is recorded as soon as a Fund is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Except for Stable Income Fund, Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund, the premium or discount (other than original issue discount) on the purchase of fixed income investments with a maturity greater than sixty days is not amortized or accreted. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders of net investment income, if any, are declared daily and paid monthly by Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund; are declared and paid monthly by Stable Income Fund and Intermediate Government Income Fund; are declared and paid quarterly by each other Fund. Net capital gains if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES--Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class. Expenses of the Funds investing in the Portfolios and Schroder Core include their pro-rata share of expenses from the Portfolios and Schroder Core.

ORGANIZATION COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Funds' operations.

REPURCHASE AGREEMENTS--Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties with the disposition of the collateral.

SECURITY LOANS--The Funds may receive fees or retain a portion of interest on the investment securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Refer to the Table at the end of this Note for a detailed listing of service fees and related fee waivers and expense reimbursements.

INVESTMENT ADVISERS--The investment adviser of each Fund and each Portfolio (other than Schroder U.S. Smaller Companies Portfolio, Schroder EM Portfolio, International Portfolio and International Equity Portfolio) is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The investment adviser of Schroder U.S. Smaller Companies Portfolio and Schroder EM Portfolio of Schroder Core and International Portfolio of Core Trust is Schroder Capital Management Inc. ("Schroder"). Schroder is a wholly owned U.S. subsidiary of Schroder Incorporated, which is a wholly owned U.S. subsidiary of Schroder PLC. The investment adviser of International Equity Portfolio of Core Trust is Wells Fargo Bank, N.A. ("WFB"). WFB is a wholly owned subsidiary of Wells Fargo & Company. The Adviser, Schroder and WFB each receives an advisory fee from its advised Fund based on an annualized percentage of average daily net assets of the Fund.

The Adviser and WFB have retained the services of certain of their affiliates as investment subadvisers (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Smith Asset Management Group, L.P. and Wells Capital Management Incorporated ("WCM"), referred to individually as a "Subadviser" and collectively as the "Subadvisers", on selected Portfolios. The fees related to subadvisor services are borne directly by the Adviser and WFB and do not increase the overall fees paid by the Portfolios to the Adviser and WFB.

Each Fund that invests in a Portfolio managed by the Adviser, Schroder or WFB has retained the Adviser, Schroder or WFB as its investment adviser. Similarly, in the event that a Fund withdraws its investment from a Portfolio, advised by Schroder or a Subadviser, the Fund has retained Schroder or that Subadviser as an investment subadviser. Under these "dormant" investment advisory arrangements, none of the Adviser, Schroder, WFB or any Subadviser receives any advisory fees with respect to a Fund as long as the Fund remains completely invested in a Portfolio(s) or any other investment companies. If a Fund invests in more than one Portfolio, Adviser, Schroder or WFB receives an investment advisery fee from each of those Portfolios. In addition, the Adviser receives from each Fund that invests in more than one Portfolio a fee for the "asset allocation services" of determining the Funds' investments in the Portfolios and how much of the Fund's assets to invest in each Portfolio.

                                                                 [LOGO]

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES--Forum Financial Services, Inc. ("FFSI") supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS"), an affiliate of FFSI, is the administrator of the Trust. For their services, FFSI and FAdS each receive a fee with respect to Intermediate Government Income Fund, Income Fund, each of the three Tax-Free Fixed Income Funds, ValuGrowth Stock Fund and International Fund at an annual rate of 0.05% of the Fund's average daily net assets, and, with respect to each other Fund, at an annual rate of 0.025% of the Fund's average daily net assets.

Norwest receives a fee with respect to Small Cap Opportunities Fund and International Fund at an annual rate of 0.25% of each Fund's average daily net assets. Under this agreement, Norwest is responsible for compiling data and preparing communications between each Fund and its shareholders, maintaining requisite information flows between each Fund and Schroder and monitoring and reporting to the Board on the performance of the applicable Portfolio. FFSI also acts as the distributor of the Shares of each Fund but receives no fees for these services.

TRANSFER AGENT, SHAREHOLDER SERVICING AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares (except for the A share class of Growth Balanced Fund, Large Company Growth Fund and Diversified Small Cap Fund, for which Norwest receives a fee at an annual rate of 0.14%). The Trust has adopted a shareholder servicing plan with respect to the Growth Balanced Fund, Large Company Growth Fund and Diversified Small Cap Fund under which the Trust pays Norwest a shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintained a servicing relationship. Norwest may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their clients. Norwest also serves as the Trust's custodian and may appoint subcustodians for foreign securities and other assets held in foreign countries. For its custody services, Norwest receives a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million.

DISTRIBUTION PLAN--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act with respect to the A Shares of Growth Balanced Fund, Large Company Growth Fund and Diversified Small Cap Fund and the B and C Shares of each Fund currently offering B and C Shares. The Plan authorizes the payment to FFSI of a distribution service fee at an annual rate of 0.10% of the average daily net assets attributable to A Shares and 0.75% of the average daily net assets attributable to B and C Shares. The Plan also authorizes payment of a maintenance fee at an annual rate of 0.25% of the average daily net assets attributable to B Shares. No Fund incurred any maintenance fees during the year ended May 31, 1999. The distribution payments are used to compensate FFSI for general distribution expenses of A Shares or primarily to reimburse FFSI for commissions to brokers and interest thereon with respect to B Shares and C Shares. The Plan may, with respect to each share class, be terminated by vote of a majority of the Share class' shareholders or by vote of a majority of the Board of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund will continue to pay distribution service fees to FFSI (but only with respect to sales of B Shares and C Shares that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. The respective unreimbursed distribution charges at May 31, 1999, were as follows:

                                UNREIMBURSED
                                DISTRIBUTION
                                CHARGES
                                -----------
Stable Income Fund............  $   19,737
Intermediate Government Income
 Fund.........................     144,884
Income Fund...................     182,097
Total Return Bond Fund........      39,814
Tax-Free Income Fund..........     368,197
Colorado Tax-Free Fund........     146,358
Minnesota Tax-Free Fund.......     450,080
Growth Balanced Fund..........     375,644
Income Equity Fund............   2,799,438
ValuGrowth Stock Fund.........     101,123
Diversified Equity Fund.......   3,091,827
Growth Equity Fund............     535,516
Large Company Growth Fund.....   6,982,832
Diversified Small Cap Fund....      19,448
Small Company Stock Fund......     100,274
Small Cap Opportunities
 Fund.........................     222,021
International Fund............      54,024

OTHER SERVICE PROVIDERS--Forum Accounting Services, LLC ("FAcS"), an affiliate of FFSI, provides portfolio accounting services to each Fund.

FEE RATES AND WAIVERS--The following table provides fee rates for certain services. The table also contains fee waivers for each service provider. The Adviser, Norwest, FFSI and FAdS have voluntarily waived a portion of their fees so that total expenses would not exceed specific expense limitations

                                                                 [LOGO]

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

established for each Fund. The Adviser, Norwest, FFSI and FAdS may, at their discretion, revise or discontinue the voluntary fee waivers and expense reimbursements at any time.

                                                                                        FEES WAIVED BY
                                                     FEES/RATES              ------------------------------------
                                          --------------------------------                 CUSTODIAN                 EXPENSES
                                               ASSET         CUSTODIAN AND                    AND                   REIMBURSED
                                            ALLOCATION/        TRANSFER                    TRANSFER                     BY
                                              ADVISORY           AGENT         ADVISER       AGENT     FFSI/FADS     FFSI/FADS
                                          ----------------   -------------   -----------   ---------   ----------   -----------
Stable Income Fund......................             -            0.25%      $         -   $107,966    $  13,887    $   19,678
Intermediate Government Income Fund.....          0.33%           0.25%                -          -      223,232        26,280
Income Fund.............................          0.50%           0.26%(c)             -    565,161       49,209        14,880
Total Return Bond Fund..................             -            0.25%                -    191,212       11,544        15,371
Tax-Free Income Fund....................          0.50%           0.26%(c)        19,399    903,466      269,369        17,466
Colorado Tax-Free Fund..................          0.50%(a)        0.27%(c)        70,194    221,175       93,847           541
Minnesota Tax-Free Fund.................          0.50%(a)        0.27%(c)        81,990    197,177      105,767             -
Growth Balanced Fund....................          0.25%           0.25%          823,243     47,834      315,767        15,736
Income Equity Fund......................             -            0.25%                -    106,872      402,542        32,202
ValuGrowth Stock Fund...................          0.80%(b)        0.26%(c)           203    505,429      326,092        14,315
Diversified Equity Fund.................          0.25%           0.25%        1,122,346    457,800      823,786        59,379
Growth Equity Fund......................          0.25%           0.25%                -    434,271      380,736        24,107
Large Company Growth Fund...............             -            0.25%                -    311,038      280,450             -
Diversified Small Cap Fund..............          0.25%           0.25%           87,077     51,167        7,667         8,568
Small Company Stock Fund................             -            0.25%                -     90,408       37,537        16,656
Small Cap Opportunities Fund............             -            0.25%                -    157,453       98,591        11,478
International Fund......................          0.25%           0.25%                -          -       10,361         6,670


                                          TOTAL FEES
                                          WAIVED AND
                                           EXPENSES
                                          REIMBURSED
                                          ----------
Stable Income Fund......................  $ 141,531
Intermediate Government Income Fund.....    249,512
Income Fund.............................    629,250
Total Return Bond Fund..................    218,127
Tax-Free Income Fund....................  1,209,700
Colorado Tax-Free Fund..................    385,757
Minnesota Tax-Free Fund.................    384,934
Growth Balanced Fund....................  1,202,580
Income Equity Fund......................    541,616
ValuGrowth Stock Fund...................    846,039
Diversified Equity Fund.................  2,463,311
Growth Equity Fund......................    839,114
Large Company Growth Fund...............    591,488
Diversified Small Cap Fund..............    154,479
Small Company Stock Fund................    144,601
Small Cap Opportunities Fund............    267,522
International Fund......................     17,031

(a) For the first $300 million of average net assets of the Fund, declining to 0.42% for average net assets in excess of $700 million.

(b) For the first $300 million of average net assets of the Fund, declining to 0.72% for average net assets in excess of $700 million.

(c) In addition to the transfer agent fee, the custody fee is 0.02 for the first $100 million of average net assets of the Fund, declining to 0.01% for average net assets in excess of $200 million.

 NOTE 4. SECURITIES TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the year ended May 31, 1999, as well as the federal tax cost basis of investments, related gross unrealized appreciation and depreciation for federal income tax purposes, and the capital loss carryovers (which expire in various years through 2007) available to offset future capital gains, as of May 31, 1999:

                                                                               UNREALIZED
                                  COST OF        PROCEEDS     ---------------------------------------------        TAX
                                 PURCHASES      FROM SALES    APPRECIATION    (DEPRECIATION)       NET          COST BASIS
                                ------------   ------------   -------------   -------------   -------------   --------------
Stable Income Fund............  $          -   $          -   $          -    $   (663,452)   $    (663,452)  $  191,625,870
Intermediate Government Income
 Fund.........................   244,702,973    426,942,718      1,751,298     (10,166,195)      (8,414,897)     450,490,357
Income Fund...................   753,140,051    677,265,759        997,739      (9,303,437)      (8,305,698)     373,838,888
Total Return Bond Fund........             -              -              -      (2,602,757)      (2,602,757)      93,045,325
Tax-Free Income Fund..........   404,018,965    368,246,021     12,332,997      (2,343,691)       9,989,306      350,668,431
Colorado Tax-Free Fund........    88,531,007     64,154,683      2,557,666        (311,650)       2,246,016       95,784,886
Minnesota Tax-Free Fund.......    48,962,699     37,531,670      2,546,076        (322,611)       2,223,465       84,500,449
Growth Balanced Fund..........             -              -    222,039,396               -      222,039,396      639,211,882
Income Equity Fund............             -              -    537,929,530               -      537,929,530    1,194,087,388
ValuGrowth Stock Fund.........   341,750,970    710,477,368     84,776,453      (8,264,102)      76,512,351      149,725,986
Diversified Equity Fund.......             -              -    781,773,715               -      781,773,715    1,029,230,259
Growth Equity Fund............             -              -    301,958,214               -      301,958,214      656,811,863
Large Company Growth Fund.....             -              -    187,836,112               -      187,836,112      804,262,869
Diversified Small Cap Fund....             -              -      3,405,644               -        3,405,644       58,522,658
Small Company Stock Fund......             -              -              -      (5,950,884)      (5,950,884)      35,549,955
Small Cap Opportunities
 Fund.........................             -              -     19,323,081               -       19,323,081      191,309,526
International Fund............             -              -     29,684,340               -       29,684,340      247,347,381

                                  CAPITAL
                                    LOSS
                                 CARRYOVERS
                                ------------
Stable Income Fund............  $  6,920,052
Intermediate Government Income
 Fund.........................    17,108,871
Income Fund...................     8,539,713
Total Return Bond Fund........       106,887
Tax-Free Income Fund..........             -
Colorado Tax-Free Fund........             -
Minnesota Tax-Free Fund.......             -
Growth Balanced Fund..........             -
Income Equity Fund............             -
ValuGrowth Stock Fund.........             -
Diversified Equity Fund.......             -
Growth Equity Fund............             -
Large Company Growth Fund.....             -
Diversified Small Cap Fund....     3,478,563
Small Company Stock Fund......    23,208,632
Small Cap Opportunities
 Fund.........................    27,299,061
International Fund............             -

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------

 NOTE 5. PORTFOLIO SECURITIES LOANED

As of May 31, 1999, certain Funds had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Portfolio from securities lending are that the borower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. The value of the securities on loan and the value of the related collateral were as follows:

                                       SECURITIES      COLLATERAL
                                      -------------   -------------
Intermediate Government Income
 Fund...............................  $ 127,286,089   $ 130,937,161
Income Fund.........................     41,124,743      42,553,748
ValuGrowth Stock Fund...............     21,620,481      23,829,038

 NOTE 6. CONCENTRATION OF CREDIT RISK

Colorado Tax-Free Fund, and Minnesota Tax-Free Fund invest substantially all their assets in debt obligations of issuers located in the states of Colorado and Minnesota, respectively. The issuers' abilities to meet their obligations may be affected by Colorado and Minnesota economic or political developments.

 NOTE 7. COMMON TRUST FUND CONVERSIONS AND FUND MERGER

On September 12, 1997, ValuGrowth Stock Fund, Small Company Stock Fund and Income Equity Fund acquired all the net assets of Norwest Common Trust ("CTF") ValuGrowth Stock Fund, Crestone Aggressive Stock Fund and CTF Income Stock Fund, respectively. The net assets and unrealized gain associated with the acquired fund immediately prior to acquisition, and the shares issued as a result of the acquisition were as follows:

                                          PRIOR TO ACQUISITION
                                      -----------------------------
                                                       UNREALIZED
                                       NET ASSETS         GAINS       SHARES ISSUED
                                      -------------   -------------   -------------
CTF ValuGrowth Stock Fund...........  $ 415,801,386   $127,653,625      16,645,372
Crestone Aggressive Stock Fund......     44,432,702      6,745,994       2,892,754
CTF Income Stock Fund...............    477,132,068    190,138,062      13,451,708

The net assets of ValuGrowth Stock Fund, Small Company Stock Fund and Income Equity Fund immediately after the acquisition were $629,624,407, $243,467,085 and $1,067,643,271, respectively.

On September 15, 1997, ValuGrowth Stock Fund acquired all the net assets of CTF ValuGrowth Stock Fund. The net assets and unrealized gain associated with the acquired fund immediately prior to acquisition, and the shares issued as a result of the acquisition were $27,822,429, $7,567,930 and 1,116,022, respectively. The net assets of ValuGrowth Stock Fund immediately after the acquisition were $656,450,216.

On October 10, 1998, Income Fund, Income Equity Fund and International Fund acquired all the net assets of Founders Trust Income Fund, Victoria Bank & Trust ("VB&T") Income Fund, Fort Worth Stock Fund, VB&T Income Equity Fund and Founders Trust International Fund, respectively. The net assets and unrealized gain associated with the acquired fund immediately prior to acquisition were $20,822,516, $629,513, $30,884,547, $8,432,265, $1,767,537 and ($43,988),
respectively. The shares issued as a result of the acquisition for Income Fund, Income Equity Fund and International Fund were 2,096,930, 833,816 and 91,630, respectively. The net assets of Income Fund, Income Equity Fund and International Fund immediately after the acquisition were $347,650,896, $1,314,016,504 and $234,522,476, respectively.

Pursuant to an Agreement and Plan of Consolidation, shareholders of the Growth Stock Fund of MasterWorks Funds Inc. voted on November 24, 1998, to merge the net asets of the MasterWorks Growth Stock Fund into Norwest Advantage Large Company Growth Fund. On December 11, 1998, Large Company Growth Fund acquired all the net assets of Masterworks Growth Stock Fund. The net assets, unrealized gain and shares associated with the acquired fund immediately prior to acquisition were $169,603,833, $2,637,408 and 3,418,054, respectively. The net assets of Large Company Growth Fund immediately after the acquisition were $545,142,430.

 NOTE 8. FUND REORGANIZATIONS

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds will present each proposed fund reorganization to the fund's shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

If shareholders approve the reorganizations, each Norwest Advantage Fund will reorganize into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and, except as noted below, investment policies. In general, the Wells Fargo Funds Trust portfolios will not combine with other funds of the Stagecoach or Norwest Advantage fund families.

The reorganizations contemplate, however, that each of the following Norwest Advantage Funds will reorganize into a portfolio of Wells Fargo Funds Trust that may have somewhat different investment policies from those of the fund and may combine with other Stagecoach or Norwest Advantage funds:

                                        WELLS FARGO FUNDS
NORWEST ADVANTAGE FUNDS                       TRUST
-------------------------             ----------------------
Valugrowth Stock Fund      --         Growth Fund
Small Company Stock Fund   --         Small Cap Fund
Total Return Bond Fund     --         Income Fund

                                                                 [LOGO]

 SUPPLEMENTARY INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED

The amounts of 20% rate gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income, except for those Funds noted below that paid exempt income dividends. The percentage of qualifying dividends eligible for the corporate dividends received deduction are also listed below for the applicable Funds.

                                                       TAX EXEMPT
                                                         INCOME         QUALIFYING
                                   20% RATE GAIN       DIVIDENDS        DIVIDENDS
                                -------------------  --------------   --------------
Tax-Free Income Fund..........          $   1,244            99.98%               -
Colorado Tax-Free Fund........            299,304            99.84%               -
Minnesota Tax-Free Fund.......             39,613           100.00%               -
Growth Balanced Fund..........         22,068,524                -            22.12%
Income Equity Fund............          8,246,637                -           100.00%
ValuGrowth Stock Fund.........         50,134,888                -           100.00%
Diversified Equity Fund.......         30,945,093                -           100.00%
Growth Equity Fund............         45,638,230                -                -
Large Company Growth Fund.....          8,260,616                -                -
Small Cap Opportunities
 Fund.........................            293,955                -                -
International Fund............          5,992,888                -                -

 SPECIAL 1999 TAX INFORMATION

The International Fund intends to elect to pass through the credit for taxes paid in foreign countries during its fiscal year ended May 31, 1999. In accordance with current tax laws, the foreign income and foreign tax per share (for a share outstanding on May 31, 1999) is as follows:

COUNTRY                                   DIVIDENDS    FOREIGN TAX
---------------------------------------  -----------  -------------
Argentina..............................      0.0001             -
Australia..............................      0.0053        0.0008
Austria................................      0.0020        0.0002
Belgium................................      0.0066        0.0010
Botswana...............................      0.0001             -
Brazil.................................      0.0011        0.0001
Chile..................................      0.0002        0.0001
China..................................      0.0002             -
France.................................      0.0644        0.0115
Germany................................      0.0156        0.0016
Greece.................................      0.0002             -
Holland................................      0.0040        0.0006
Hong Kong..............................      0.0001             -
Hungary................................      0.0002             -
India..................................      0.0001             -
Indonesia..............................      0.0004        0.0001
Ireland................................      0.0025        0.0008

COUNTRY                                   DIVIDENDS    FOREIGN TAX
---------------------------------------  -----------  -------------
Israel.................................      0.0004        0.0001
Italy..................................      0.0108        0.0016
Japan..................................      0.0251        0.0038
Mexico.................................      0.0008             -
Netherlands............................      0.0294        0.0044
Philippines............................      0.0001             -
Poland.................................      0.0001             -
Portugal...............................      0.0108        0.0019
Singapore..............................      0.0068        0.0018
South Africa...........................      0.0009             -
South Korea............................      0.0003        0.0001
Spain..................................      0.0187        0.0028
Sweden.................................      0.0053        0.0008
Switzerland............................      0.0222        0.0033
Taiwan.................................      0.0001             -
Turkey.................................      0.0002             -
United Kingdom.........................      0.1493        0.0215

The pass through of foreign tax credit will affect only those shareholders of the Fund who are holders on the dividend record date in December 1999. Accordingly, shareholders will receive more detailed information along with their form 1099-DIV in January 2000.

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                           STABLE INCOME FUND
-----------------------------------------------------------------
          N/A   Stable Income Portfolio of Core Trust
                  (Delaware)(e)                           $   190,962,418
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $191,625,870)            $   190,962,418
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                   INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (7.0%)
FHLB (3.1%)
    7,000,000   FHLB, 5.13%, 2/26/02#                     $     6,881,420
    7,000,000   FHLB, 6.44%, 12/12/11#                          7,020,720
                                                          ---------------

TOTAL FHLB (COST $13,628,510)                                  13,902,140
                                                          ---------------
FHLMC (1.0%)
    4,000,000   FHLMC, 8.07%, 1/27/05 (cost $4,583,750)         4,362,760
                                                          ---------------
FNMA (2.6%)
   11,500,000   FNMA, 6.00%, 5/15/08 (cost $12,018,820)        11,327,845
                                                          ---------------
SLMA (0.3%)
    1,000,000   SLMA, 9.15%, 12/1/04 (cost $1,171,875)          1,141,210
                                                          ---------------
TOTAL GOVERNMENT AGENCY BONDS & NOTES
  (COST $31,402,955)                                           30,733,955
                                                          ---------------
MORTGAGE BACKED SECURITIES (22.5%)
FHLMC (4.9%)
    6,750,000   Gold Pool 26620, 6.50%, 8/22/08                 6,608,655
    9,996,485   Gold Pool C22339, 6.50%, 3/11/07                9,787,159
    5,202,828   Gold Pool C80461, 7.00%, 8/10/04                5,217,448
                                                          ---------------

TOTAL FHLMC (COST $21,877,307)                                 21,613,262
                                                          ---------------
FNMA (8.0%)
    9,472,204   Pool 429182, 6.50%, 10/21/06                    9,264,952
   10,350,770   Pool 449466, 6.50%, 2/22/07                    10,124,295
   11,951,537   Pool 454390, 6.00%, 5/30/08                    11,372,604
    4,954,917   Pool 455607, 6.00%, 8/8/08                      4,714,901
                                                          ---------------

TOTAL FNMA (COST $36,560,056)                                  35,476,752
                                                          ---------------
GNMA (9.6%)
    9,896,913   Pool 158794, 7.00%, 2/11/07                     9,912,353
   12,377,724   Pool 445071, 7.50%, 10/18/03                   12,667,858
    9,983,570   Pool 470148, 7.00%, 8/22/08                     9,999,144
    9,974,286   Pool 491192, 7.00%, 3/8/07                      9,989,845
                                                          ---------------

TOTAL GNMA (COST $42,813,194)                                  42,569,200
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $101,250,557)           99,659,214
                                                          ---------------
U.S. TREASURY NOTES (68.2%)
    9,000,000   5.88%, 9/30/02                                  9,068,040
   13,000,000   6.13%, 8/15/07#                                13,262,990
   18,000,000   6.25%, 2/15/03#                                18,348,840
   12,300,000   6.25%, 2/15/07#                                12,631,116

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
             INTERMEDIATE GOVERNMENT INCOME FUND (continued)
-----------------------------------------------------------------

U.S. TREASURY NOTES (continued)

   25,000,000   6.25%, 8/31/02                            $    25,459,000
    5,000,000   6.38%, 3/31/01#                                 5,084,300
    7,500,000   6.50%, 8/15/05#                                 7,765,650
   24,000,000   6.63%, 5/15/07#                                25,222,512
   16,000,000   6.88%, 5/15/06#                                16,962,880
   26,000,000   7.00%, 7/15/06#                                27,781,260
   20,000,000   7.25%, 8/15/04#                                21,340,400
   19,500,000   7.50%, 11/15/01#                               20,387,640
   12,500,000   7.50%, 2/15/05                                 13,531,000
   11,000,000   7.50%, 5/15/02                                 11,567,380
   35,000,000   7.88%, 11/15/04                                38,421,250
   11,000,000   8.00%, 5/15/01                                 11,518,980
   19,000,000   8.13%, 8/15/19#                                23,355,370
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $307,795,428)                 301,708,608
                                                          ---------------
SHORT-TERM HOLDINGS (2.3%)
      299,351   Dreyfus Treasury Cash Management A
                  Series Fund                                     299,351
    9,674,332   Norwest U.S. Government Fund                    9,674,332
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $9,973,683)                     9,973,683
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $450,422,623)            $   442,075,460
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                               INCOME FUND
-----------------------------------------------------------------
ASSET BACKED SECURITIES (3.9%)
    4,240,681   First Plus Home Loan Trust, Series
                  1996-2 A5, 7.47%, 11/3/99               $     4,320,067
    2,514,713   First USA Consumer Trust, Class A,
                  6.50%, 9/15/02+                               2,517,857
    7,000,000   Green Tree Financial Corp., Series
                  1997-6 A7, 7.14%, 5/24/05                     7,237,720
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $13,748,708)               14,075,644
                                                          ---------------
CORPORATE BONDS & NOTES (57.6%)
    6,000,000   AMBAC, Inc., 9.38%, 8/1/11                      7,325,340
    6,000,000   American Home Products Corp., 7.25%,
                  3/1/23                                        6,171,540
    3,000,000   Ashland, Inc., 6.86%, 5/1/09                    2,934,570
    4,500,000   Banc One Corp., 8.00%, 4/29/27                  4,970,880
    3,500,000   Bank United, 8.00%, 3/15/09                     3,434,445
    4,500,000   BankBoston Corp., 6.875%, 7/15/03               4,572,630
    3,000,000   Bankers Trust New York Co., 7.38%,
                  5/1/08                                        3,079,380
    3,000,000   Bayerische Landesbank, New York, 6.20%,
                  2/9/06                                        2,916,750
    3,550,000   Clear Channel Communications, Inc.,
                  7.25%, 10/15/27                               3,437,785
    4,500,000   Coastal Corp., 6.95%, 6/1/28                    4,358,520
    3,000,000   Comcast Cellular, 9.50%, 5/1/07                 3,363,750
    5,000,000   Computer Associates International, Inc.,
                  6.50%, 4/15/08                                4,710,600

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

    5,000,000   Connecticut Light & Power, Series A,
                  7.88%, 6/1/01                           $     5,124,800
    4,000,000   CSC Holdings, Inc., 7.63%, 7/15/18              3,918,880
    5,700,000   Dell Computer Corp., 7.10%, 4/15/28             5,603,214
    4,800,000   Dillard Department Stores, Inc., 9.13%,
                  8/1/11                                        5,518,416
    4,500,000   Dresdner Funding Trust I, 8.15%,
                  6/30/31+                                      4,535,955
    4,500,000   EOP Operating LP, 7.50%, 4/19/29                4,338,900
    5,000,000   Federal-Mogul Corp., 7.75%, 7/1/06              4,864,850
    4,500,000   First Data Corp., 6.375%, 12/15/07              4,431,735
    1,500,000   Flowers Industries, Inc., 7.15%, 4/15/28        1,396,605
    3,000,000   Ford Motor Co., 6.38%, 2/1/29                   2,694,690
    6,000,000   General Electric Capital Corp., 8.70%,
                  2/15/03                                       6,490,320
    3,000,000   Goldman Sachs Group, Inc., 6.65%,
                  5/15/09                                       2,963,430
    3,000,000   Gruma SA de CV, 7.63%, 10/15/07                 2,656,080
    4,500,000   Hertz Corp., 6.50%, 5/15/06                     4,411,395
    5,000,000   Key Bank NA, 6.50%, 4/15/08                     4,980,100
    3,000,000   Korea Dev Bank, 7.13%, 4/22/04                  2,915,130
    2,000,000   Korea Development Bank, 6.63%, 11/21/03#        1,914,140
    4,500,000   Korea Electric Power, 6.00%, 12/1/26            4,337,145
    4,500,000   LCI International, Inc. (Qwest), 7.25%,
                  6/15/07                                       4,475,565
    5,000,000   Lehman Brothers Holdings, Inc., 8.50%,
                  8/1/15                                        5,327,050
    6,800,000   Merck & Co., Inc., 6.40%, 3/1/28                6,507,124
    4,000,000   Merrill Lynch & Co., Inc., 6.88%,
                  11/15/18                                      3,864,840
      250,000   Midland Bank plc, 6.95%, 3/15/11                  247,590
    1,000,000   National Rural Utilities, 5.70%, 1/15/10          932,710
    5,000,000   NationsBank Corp., 7.80%, 9/15/16               5,380,900
    3,000,000   News America Holdings, 8.88%, 4/26/23           3,414,600
    5,000,000   Oracle Corp., 6.72%, 2/15/04                    4,995,350
      585,000   Pennsylvania Power & Light Co., 6.88%,
                  3/1/04                                          597,098
    5,000,000   PNC Bank Corp., 6.50%, 5/1/08                   4,910,350
    4,500,000   Providian National Bank, 6.65%, 2/1/04          4,420,260
    4,500,000   Rouse Co., 8.50%, 1/15/03                       4,553,370
    5,000,000   Saks, Inc., 7.50%, 12/1/10                      5,069,100
    2,500,000   Society Corp., 8.13%, 6/15/02                   2,617,800
    1,200,000   Southwest Airlines Co., 7.88%, 9/1/07           1,283,316
    5,000,000   Spieker Properties LP, 7.25%, 5/1/09            4,920,000
    3,000,000   Sprint Capital Corp., 6.13%, 11/15/08           2,828,490
    4,500,000   Staples, Inc., 7.13%, 8/15/07                   4,536,765
    2,000,000   Tosco Corp., 7.80%, 1/1/27                      2,038,720
    5,000,000   Tyco International Group S.A., 6.88%,
                  1/15/29                                       4,731,650
    5,000,000   Union Pacific Resources, 6.50%, 5/15/05         4,760,950
    1,000,000   Valero Energy Corp., 7.38%, 3/15/06               987,560
    3,000,000   Yorkshire Power Finance, 6.15%, 2/25/03         2,937,690
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $216,577,469)             210,710,823
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (0.1%)
      100,000   FHLMC, 7.05%, 6/8/05                              100,503
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

GOVERNMENT AGENCY BONDS & NOTES (continued)

      205,000   FHLMC, 7.13%, 7/21/99                     $       205,547
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $303,738)             306,050
                                                          ---------------
MORTGAGE BACKED SECURITIES (10.9%)
FHLMC (3.6%)
    6,750,000   Gold Pool 26620, 6.50%, 5/1/29                  6,608,655
    6,503,535   Gold Pool C80461, 7.00%, 10/10/04               6,521,810
                                                          ---------------

TOTAL FHLMC (COST $12,993,145)                                 13,130,465
                                                          ---------------
FNMA (6.0%)
        1,773   Pool 303414, 6.50%, 4/4/01                          1,782
    8,858,944   Pool 398325, 6.00%, 12/22/07                    8,429,816
    4,966,121   Pool 449466, 6.50%, 2/22/07                     4,857,462
    4,898,171   Pool 454390, 6.00%, 5/30/08                     4,660,903
    3,963,934   Pool 455607, 6.00%, 8/8/08                      3,771,921
                                                          ---------------

TOTAL FNMA (COST $22,347,571)                                  21,721,884
                                                          ---------------
GNMA (1.3%)
    4,855,116   Pool 491192, 7.00%, 6/8/07 (cost
                  $4,936,288)                                   4,862,690
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $40,277,004)            39,715,039
                                                          ---------------
MUNICIPAL NOTES (1.1%)
    4,000,000   Denver, CO, City and County SD #1,
                  Educational Facilities RV Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.49%, 12/15/02 (cost
                  $4,000,000)                                   4,051,320
                                                          ---------------
SHORT-TERM HOLDINGS (1.1%)
    4,109,552   Norwest Cash Investment Fund
                  (cost $4,109,552)                             4,109,552
                                                          ---------------
U.S. TREASURY BONDS (11.3%)
    6,500,000   10.75%, 5/15/03#                                7,644,520
    4,000,000   11.88%, 11/15/03                                4,948,680
   10,800,000   5.25%, 11/15/28                                 9,782,748
    5,000,000   7.50%, 11/15/16 #                               5,727,700
    3,000,000   8.13%, 8/15/19#                                 3,687,690
    2,000,000   8.88%, 8/15/17                                  2,596,960
    5,000,000   9.88%, 11/15/15#                                6,936,200
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $42,338,489)                   41,324,498
                                                          ---------------
U.S. TREASURY NOTES (14.0%)
    1,000,000   4.75%, 11/15/08#                                  930,580
    7,500,000   5.63%, 5/15/08                                  7,429,650
   11,000,000   6.00%, 8/15/00#                                11,096,799
    4,000,000   6.25%, 10/31/01                                 4,069,400
    3,000,000   6.25%, 2/15/03                                  3,058,140
    7,500,000   7.00%, 7/15/06#                                 8,013,825
    4,000,000   7.25%, 8/15/04                                  4,268,080
    2,000,000   7.50%, 11/15/16                                 2,291,080
    3,000,000   7.50%, 2/15/05#                                 3,247,440

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL NOTES (continued)
U.S. TREASURY NOTES (continued)

    6,500,000   7.50%, 5/15/02                            $     6,835,270
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $52,189,453)                   51,240,264
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $373,544,413)            $   365,533,190
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         TOTAL RETURN BOND FUND
-----------------------------------------------------------------
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(e)                     $    90,442,568
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $93,045,325)             $    90,442,568
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                          TAX-FREE INCOME FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (97.7%)
ARIZONA (1.0%)
    3,000,000   Maricopa County, AZ, Union SD #48, GO
                  Bonds, School Improvements, 9.00%,
                  7/1/05                                  $     3,756,630
                                                          ---------------
CALIFORNIA (2.8%)
    1,910,000   Los Angeles, CA, Community Redevelopment
                  Agency Housing RV, Monterey Hills
                  Redevelopment Project, Series A,
                  8.20%, 12/1/13                                2,174,764
    7,000,000   Metropolitan Water District, Southern
                  California, Waterworks RV RIBS, 7.96%
                  V/R, 8/10/18                                  8,102,500
                                                          ---------------
                                                               10,277,264
                                                          ---------------
COLORADO (9.6%)
    3,075,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/01                                 3,281,917
    1,750,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority, 6.25%, 12/1/20        1,883,508
    2,000,000   Black Hawk, CO, Business Improvements
                  District, Special Assessment Bonds,
                  Series No. 98-1, 7.00%, 12/1/11               2,026,200
    1,000,000   Colorado HFA, GO Bonds, Series A, 7.40%,
                  5/1/11                                        1,050,530
    1,320,000   Colorado HFA, SFM RV, Series A-2, 7.15%,
                  5/1/06                                        1,484,828
    1,850,000   Colorado HFA, SFM RV, Series B-2, 7.50%,
                  6/1/05                                        2,066,468
    2,090,000   Colorado HFA, SFM RV, Series C, 7.90%,
                  12/1/04                                       2,272,750
    1,720,000   Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/04            1,863,775
    1,370,000   Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 12/1/04           1,476,970
    4,500,000   Denver, CO, City & County, Airport RV,
                  Series B, 5.00%, 11/15/25                     4,343,130
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
COLORADO (continued)

    5,200,000   Denver, CO, Urban Renewal Authority, Tax
                  Increment RV, remarketed 6/15/94,
                  9.13%, 9/1/04                           $     6,042,192
    3,500,000   El Paso County, CO, GO Bonds, SD #11,
                  Colorado Springs, 7.10%, 12/1/17              4,339,335
      345,000   Logan County, CO, SFM RV, Series A,
                  8.50%, 11/1/01                                  366,155
      985,000   Northern Metropolitan District, CO, RV,
                  Adams County, 6.50%, 12/1/16                  1,047,055
      650,000   Vail, CO, SFM RV, Series 1992 A, 8.13%,
                  6/1/02                                          696,800
                                                          ---------------
                                                               34,241,613
                                                          ---------------
FLORIDA (2.7%)
    3,000,000   Lakeland, FL, Electric & Water RV, First
                  Lien, Series B, FSA insured, 6.05%,
                  10/1/14                                       3,380,970
    2,500,000   Lakeland, FL, Electric & Water RV,
                  Series A, MBIA insured, 5.00%, 10/1/36        2,396,000
    2,825,000   Palm Beach County, FL, HFA RV,
                  John F. Kennedy Memorial Hospital,
                  Inc., Project, collateralized by U.S.
                  Government Securities, 9.50%, 8/1/13          3,800,868
                                                          ---------------
                                                                9,577,838
                                                          ---------------
GEORGIA (1.7%)
    3,650,000   Georgia Municipal Electric Authority
                  Power RV, Series BB, MBIA insured,
                  5.25%, 1/1/25                                 3,678,069
    1,000,000   Georgia State, Private Colleges &
                  Universities Authority RV, Mercer
                  University Project, Series A, 5.25%,
                  10/1/25                                         970,090
    1,500,000   Houston County, GA, Development
                  Authority, MFHR RV, Emerald Coast
                  Housing, Series A, 7.00%, 8/1/28              1,477,800
                                                          ---------------
                                                                6,125,959
                                                          ---------------
HAWAII (2.1%)
    7,250,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Revenue,
                  Health Care RV, The Queens Health
                  Systems, Series A, 5.75%, 7/1/26              7,485,190
                                                          ---------------
IDAHO (0.1%)
      500,000   Pocatello, ID, IDA RV, Allocation Tax
                  Increment Bonds, Series B, 7.25%,
                  12/1/08                                         516,800
                                                          ---------------
ILLINOIS (9.3%)
   25,000,000   Illinois Development Finance Authority,
                  Retirement Housing RV, Regency Park,
                  Series A, remarketed 4/1/92, ETM,
                  0.00% (7.00% effective yield), 7/15/23        6,053,000

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ILLINOIS (continued)

    1,770,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 2/1/05      $     2,119,433
      975,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 7/1/20            1,078,555
    4,940,000   Illinois Educational Facilities
                  Authority RV, Capital Appreciation,
                  refunded, ETM, 0.00% (5.95% effective
                  yield), 7/1/14                                1,990,129
    1,120,000   Illinois Health Facilities Authority
                  Revenue, Health Care RV, Edgewater
                  Medical Center, Series A, 9.25%,
                  7/1/04                                        1,404,278
    1,000,000   Illinois State, Toll Highway Authority
                  RV, Series A, FSA insured, 5.50%,
                  1/1/14                                        1,057,160
    1,025,000   Lake County, IL, Community Unit SD #116,
                  Educational Facilities RV, Rund Lake,
                  7.60%, 2/1/13                                 1,263,395
    7,350,000   Regional Transportation Authority, IL,
                  Sales Tax RV, Series D, FGIC insured,
                  7.75%, 6/1/19                                 9,680,318
    8,000,000   Regional Transportation Authority, IL,
                  Transportation RV, FGIC insured,
                  6.00%, 6/1/23                                 8,901,280
                                                          ---------------
                                                               33,547,548
                                                          ---------------
INDIANA (0.8%)
    2,900,000   Indiana Transportation Financial
                  Authority Highway RV, Series A, AMBAC
                  insured, 5.25%, 6/1/15                        2,984,071
                                                          ---------------
KANSAS (2.2%)
    3,175,000   Kansas State, DOT, Highway RV, Series A,
                  7.25%, 9/1/08                                 3,819,176
    3,755,000   Sedgwick & Shawnee Counties, KS, SFM RV,
                  Mortgage Backed Securities, Series
                  A-2, Step Coupon, COLL by GNMA, 6.70%,
                  6/1/29                                        4,202,145
                                                          ---------------
                                                                8,021,321
                                                          ---------------
LOUISIANA (0.8%)
    5,000,000   Rapides Parish, LA, Housing & Mortgage
                  Finance Authority, Capital
                  Appreciation RV, Series C, 0.00%,
                  (7.45% effective yield), 7/10/14              1,795,850
    2,900,000   St. Bernard Parish, LA, Housing Mortgage
                  Agency, SFM RV, Series 1992 C, 0.00%,
                  (7.65% effective yield), 7/10/14                949,141
                                                          ---------------
                                                                2,744,991
                                                          ---------------
MASSACHUSETTS (5.3%)
    5,325,000   Massachusetts Bay Transportation
                  Authority, Transportation RV, Series
                  B, 6.20%, 3/1/16                              6,027,634
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MASSACHUSETTS (continued)

    2,500,000   Massachusetts State College Building
                  Authority, Educational Facilities RV,
                  Series A, 7.50%, 5/1/14                 $     3,162,375
    2,500,000   Massachusetts State Industrial Finance
                  Agency RV, Nursing Home RV, FHA-
                  University Commons Nursing Home,
                  Series A, FHA insured, 6.65%, 2/1/08          2,752,000
    7,000,000   Massachusetts State Turnpike Authority,
                  Metropolitan Highway System RV, Series
                  A, MBIA insured, 5.00%, 1/1/37                6,577,760
      490,000   New Bedford, MA, IDA RV, Aerovox Inc.
                  Project, Series 1982, 7.42%, 7/1/02             490,858
                                                          ---------------
                                                               19,010,627
                                                          ---------------
MICHIGAN (2.9%)
    6,030,000   Michigan State, Hospital Finance
                  Authority RV, Harper-Grace Hospitals,
                  ETM, 7.13%, 5/1/09                            6,830,845
    2,760,000   Wayland, MI, Unified SD, GO Bonds, FGIC
                  insured, 8.00%, 5/1/10                        3,524,327
                                                          ---------------
                                                               10,355,172
                                                          ---------------
MISSISSIPPI (1.7%)
    1,500,000   Mississippi Development Bank, Special
                  Obligation, Capital Projects &
                  Equipment Acquisition, Series A1,
                  5.88%, 7/1/24                                 1,617,765
    3,600,000   Mississippi Development Bank, Special
                  Obligation, Capital Projects &
                  Equipment Acquisition, Series B,
                  5.55%, 7/1/24                                 3,592,548
    2,000,000   Mississippi Home Corp., Residual Capital
                  Appreciation RV, Series 1992 II, 0.00%
                  (7.38% effective yield), 4/15/12                800,740
                                                          ---------------
                                                                6,011,053
                                                          ---------------
NEBRASKA (0.3%)
    1,000,000   Nebraska Investment Finance Authority,
                  Hospital RV, Great Plains Regional
                  Medical Center Project, 5.45%,
                  11/15/17                                      1,005,120
                                                          ---------------
NEW HAMPSHIRE (0.3%)
    1,095,000   New Hampshire HEHFA RV, New London
                  Hospital Association Project, 7.00%,
                  6/1/00                                        1,114,108
                                                          ---------------
NEW JERSEY (2.1%)
    1,570,000   New Jersey Health Care Facilities,
                  Financing Authority RV, Englewood
                  Hospital & Medical Center, 6.50%,
                  7/1/04                                        1,703,481
    6,000,000   New Jersey State, Housing & Mortgage
                  Finance Agency RV, Regional Savrs-Crs,
                  Series 1, 3.45% V/R, 11/1/07                  6,000,000
                                                          ---------------
                                                                7,703,481
                                                          ---------------
NEW MEXICO (4.2%)
    5,295,000   Bernalillo County, NM, Gross Receipts
                  Tax RV, Series B, 5.70%, 4/1/27               5,733,532

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
NEW MEXICO (continued)

      875,000   Hobbs, NM, SFM RV, 8.75%, 7/1/02          $       960,453
    1,000,000   New Mexico State Hospital Equipment Loan
                  Council, Hospital RV, New Medical
                  Center Inc. Project, 4.85%, 6/1/08              993,950
    6,585,000   Santa Fe County, NM, Correctional
                  Systems RV, FSA insured, 6.00%, 2/1/27        7,389,424
                                                          ---------------
                                                               15,077,359
                                                          ---------------
NEW YORK (6.0%)
   10,000,000   Metropolitan Transportation Authority,
                  NY, Transportation Facilities RV,
                  Series A, MBIA insured, 5.63%, 7/1/07        10,478,000
    1,200,000   New York State Dorm Authority, Health
                  Care RV, Good Samaritan Hospital--
                  Suffern, 5.50%, 7/1/10                        1,262,568
    6,670,000   New York State, COP, Commercial General
                  Services Executive Department, 4.75%,
                  8/1/00                                        6,771,117
    1,480,000   New York, NY, GO Bonds, Series B-1,
                  7.30%, 8/15/10, P/R 8/15/04 @ 101             1,713,277
    1,340,000   New York, NY, GO Bonds, Series B-1,
                  7.38%, 8/15/13, P/R 8/15/04 @ 101             1,555,887
                                                          ---------------
                                                               21,780,849
                                                          ---------------
NORTH CAROLINA (0.4%)
    1,500,000   Cumberland County, NC, Hospital
                  Facilities RV, Cumberland County
                  Hospital Systems Inc., 5.25%, 10/1/29         1,435,260
                                                          ---------------
OHIO (0.3%)
    1,000,000   Pike County, OH, Hospital Facilities RV,
                  Pike Health Services, Inc. Project,
                  6.35%, 7/1/07                                 1,049,060
                                                          ---------------
OKLAHOMA (0.4%)
    1,245,000   Tulsa, OK, IDA RV, University of Tulsa,
                  Series A, MBIA insured, 6.00%, 10/1/16        1,382,784
                                                          ---------------
OREGON (1.9%)
    1,000,000   Columbia County, OR, GO Bonds, SD #502,
                  FGIC insured, 0.00% (3.70% effective
                  yield), 6/1/01                                  927,880
    1,000,000   Columbia County, OR, GO Bonds, SD #502,
                  FGIC insured, 0.00% (4.00% effective
                  yield), 6/1/03                                  852,200
    5,000,000   Klamath Falls, OR, Electric RV, Lien-
                  Klamath Cogen, 6.00%, 1/1/25                  5,003,800
                                                          ---------------
                                                                6,783,880
                                                          ---------------
PENNSYLVANIA (1.7%)
    1,600,000   Allentown, PA, Area Hospital Authority,
                  Health Care RV, Sacred Heart Hospital
                  - Allentown, Series A, ACA insured,
                  5.00%, 7/1/12                                 1,555,760
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)

    4,230,000   Cumberland County, PA, Municipal
                  Authority RV, Carlisle Hospital &
                  Health, 6.80%, 11/15/04                 $     4,552,368
                                                          ---------------
                                                                6,108,128
                                                          ---------------
SOUTH CAROLINA (6.9%)
   10,625,000   Connector 2000 Association, Inc., SC,
                  Toll Road RV, Southern Connector
                  Project, Series A, 5.38%, 1/1/38              9,594,056
    8,000,000   Piedmont Municipal Power Agency, SC,
                  Electric RV, Series A, 5.25%, 1/1/21          7,588,960
    2,100,000   Piedmont Municipal Power Agency, SC,
                  Electric RV, Series A, MBIA insured,
                  5.25%, 1/1/12                                 2,173,353
    2,420,000   Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.60%, 1/1/21          2,425,614
    3,170,000   Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.55%, 1/1/16          3,177,291
                                                          ---------------
                                                               24,959,274
                                                          ---------------
SOUTH DAKOTA (1.1%)
    3,500,000   South Dakota State, HEHFA RV, Huron
                  Regional Medical Center, 7.30%, 4/1/16        4,136,616
                                                          ---------------
TENNESSEE (1.1%)
   14,250,000   Metropolitan Governments of Nashville &
                  Davidson County, TN, Health &
                  Educational Facilities RV, Volunteer
                  Health Care, ETM, 0.00% (5.72%
                  effective yield), 6/1/21                      4,105,568
                                                          ---------------
TEXAS (15.5%)
      415,000   Baytown, TX, Housing Finance Corp., SFM
                  RV, Series 1992 A, 8.50%, 9/1/11                459,837
    1,855,000   Beaumont, TX, Housing Finance Corp. RV,
                  9.20%, 9/1/01                                 2,033,581
   16,500,000   Brazos River Authority, TX, Utilities
                  RV, Houston Industries, Inc. Project,
                  Series D, MBIA insured, 4.90%, 10/1/15       16,161,088
    2,840,000   Chapel Hill, TX, ISD Public Facilities
                  Corp. Lease Revenue, Educational
                  Facilities RV, 5.75%, 8/15/23                 2,769,114
    1,550,000   Corpus Christi, TX, Housing Finance
                  Authority, Housing RV, Series A, MBIA
                  insured, 7.70%, 7/1/11                        1,678,185
    2,395,000   De Soto, TX, Housing Finance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 7.00%, 2/1/05                       2,764,141
      210,000   El Paso, TX, Housing Finance Corp., SFM
                  RV, Series A, 8.75%, 4/1/01                     228,698
      285,000   Galveston County, TX, Property Finance
                  Authority, Inc., SFM RV Series A,
                  8.50%, 9/1/01                                   304,508
    1,300,000   Grape Creek-Pulliam, TX, ISD Public
                  Facilities Corp. GO Bonds, 7.25%,
                  5/15/21                                       1,457,170

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
TEXAS (continued)

    1,115,000   Harlandale, TX, ISD Public Facilites
                  Corp. Lease RV, Educational Facilities
                  RV, 5.50%, 10/15/12                     $     1,141,057
    2,245,000   Hereford, TX, ISD, Educational
                  Facilities RV, Public Facilities Corp.
                  Lease RV, 5.25%, 8/15/18                      2,193,051
    9,750,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 12/1/06               10,269,968
    5,950,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 12/1/06                6,267,314
    1,180,000   Port Arthur, TX, Housing Finance Corp.,
                  SFM RV, 8.70%, 9/1/02                         1,282,695
    4,180,000   San Antonio, TX, HEHFA RV, 7.13%,
                  11/1/15                                       4,573,631
    2,200,000   Texas State Department of Housing &
                  Community Affairs, SFM RV, Series A,
                  8.10%, 9/1/04                                 2,482,788
                                                          ---------------
                                                               56,066,826
                                                          ---------------
UTAH (3.5%)
      750,000   Salt Lake County, UT, EFA RV,
                  Westminister College Project, 5.75%,
                  10/1/27                                         759,938
   12,500,000   Weber County, UT, Hospital RV, IHC
                  Health Services Inc., AMBAC insured,
                  5.00%, 8/15/30                               11,739,625
                                                          ---------------
                                                               12,499,563
                                                          ---------------
VIRGINIA (0.9%)
    3,000,000   Fairfax County, VA, Redevelopment &
                  Housing Authority, MFHR Bonds, Burke
                  Shire Commons, 7.60%, 10/1/36                 3,262,260
                                                          ---------------
WASHINGTON (7.5%)
    1,748,000   Kitsap County, WA, Housing Authority RV,
                  MFHR Bonds, Low Income Housing,
                  collaterized by GNMA, 7.10%, 8/20/08          2,051,767
    2,750,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #2, Series
                  A, 6.00%, 7/1/07                              3,006,575
    4,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1, Series
                  A, 6.00%, 7/1/06                              4,393,040
    9,230,000   Washington State, University of
                  Washington Education Lease RV, 4225
                  Roosevelt Project, Series A, 5.38%,
                  6/1/29                                        9,041,431
    3,500,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington, LOC,
                  5.70%, 1/1/24                                 3,585,085
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
WASHINGTON (continued)

    1,620,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington, LOC,
                  5.65%, 1/1/19                           $     1,652,902
    3,000,000   Yakima County, WA, SD #007, GO Bonds,
                  MBIA insured, 6.75%, 12/1/06                  3,443,520
                                                          ---------------
                                                               27,174,320
                                                          ---------------
WISCONSIN (0.3%)
    1,100,000   Wisconsin State, Health & Educational
                  Facilities Authority RV, Mercy
                  Hospital of Janesville Inc., 6.60%,
                  8/15/02                                       1,178,980
                                                          ---------------
WYOMING (0.3%)
    1,000,000   Green River, WY, PCR Bonds, Series B,
                  Joint Powers Board RV, 4.50%, 3/1/14            990,890
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $341,459,081)                     352,470,403
                                                          ---------------
SHORT-TERM HOLDINGS (2.3%)
    4,364,874   Federated Tax-Free Obligations Money
                  Market Fund                                   4,364,874
      209,424   Fidelity Tax Exempt Money Market Fund             209,424
    3,613,036   US Bank Corp., Series 1998 B, Class A,
                  4.40% V/R, 8/11/99                            3,613,036
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $8,187,334)                     8,187,334
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $349,646,415)            $   360,657,737
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         COLORADO TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (96.3%)
AIRPORT REVENUE (4.1%)
    1,500,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.50%,
                  11/15/25                                $     1,537,215
    1,000,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.60%,
                  11/15/20                                      1,037,130
    1,500,000   Denver, CO, City & County, Airport RV,
                  Series B, 5.00%, 11/15/25                     1,447,710
                                                          ---------------
                                                                4,022,055
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (8.1%)
      430,000   Englewood, CO, COP, Civic Center
                  Project, MBIA insured, 4.40%, 6/1/08            422,686
      100,000   Garfield County, CO, Roaring Fork SD,
                  COP, Lease Purchase Declaration Trust,
                  5.50%, 6/15/18                                  100,315
    1,210,000   Montrose County, CO, COP, Series A,
                  6.40%, 12/1/12                                1,329,282
      980,000   Northern Metropolitan District, CO, RV,
                  Adams County, 6.50%, 12/1/16                  1,041,740

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (continued)

      335,000   Pueblo, CO, COP, Public Parking-Lease,
                  Purchase & Sublease, 6.90%, 7/1/15      $       367,696
    1,525,000   Teller County, CO, COP, 5.75%, 12/1/07          1,586,854
    2,000,000   Teller County, CO, COP, Bank N.A., LOC,
                  5.88%, 12/3/07                                2,086,980
    1,000,000   Westminster, CO, COP, MBIA insured,
                  5.00%, 12/1/25                                  973,500
                                                          ---------------
                                                                7,909,053
                                                          ---------------
EDUCATION FACILITIES REVENUE (2.9%)
    2,000,000   Colorado Educational & Cultural
                  Facilities, RV, Alexander Dawson
                  School, 5.30%, 2/15/29                        1,957,360
    1,385,000   Colorado School of Mines, Auxiliary
                  Facilities RV, Capital Appreciation-
                  Enterprise, MBIA insured, 0.00%,
                  (5.29% effective yield), 12/1/19                467,161
    1,385,000   Colorado School of Mines, Auxiliary
                  Facilities RV, Capital Appreciation-
                  Enterprise, MBIA insured, 0.00%,
                  (5.31% effective yield), 12/1/20                442,134
                                                          ---------------
                                                                2,866,655
                                                          ---------------
ESCROWED IN TREASURIES (5.2%)
   20,000,000   Dawson Ridge Metropolitan District No.1,
                  CO, GO Bonds, Series B, ETM, 0.00%
                  (6.10% effective yield), 10/1/22              5,130,000
                                                          ---------------
GENERAL OBLIGATION (21.0%)
    1,560,000   Aurora Centretech Metropolitan District,
                  CO, GO Bonds, Series C, Banque
                  Nationale de Paris, LOC, 4.88%,
                  12/1/28                                       1,545,851
      850,000   Boulder, Larimer & Weld Counties, CO,
                  St. Vrain Valley School District
                  RE-1J, GO Bonds, FGIC insured, 5.00%,
                  12/15/22                                        828,733
      500,000   Centennial 25 Metropolitan District, CO,
                  GO Bonds, Arapahoe County, 6.38%,
                  12/1/16                                         545,950
    1,000,000   Central Platte Valley, CO, Metropolitan
                  District, GO Bonds, ACA insured,
                  5.15%, 12/01/13                                 978,020
      390,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 5.60%, 12/1/12              410,916
    1,500,000   Denver, CO, City & County SD #1, GO
                  Bonds, FGIC insured, 5.25%, 12/1/09           1,513,005
      500,000   Denver, CO, City & County SD #1, GO
                  Bonds, Series A, 6.50%, 6/1/10                  577,825
    2,000,000   Eagle Garfield & Routt Counties, CO, SD
                  #50J, GO Bonds, FGIC insured, 4.80%,
                  12/1/18                                       1,911,860
      115,000   El Paso County, CO, GO Bonds, SD #11,
                  Colorado Springs, 6.50%, 12/1/07                132,518
    2,500,000   El Paso County, CO, GO Bonds, SD #11,
                  Colorado Springs, 7.10%, 12/1/17              3,099,525
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

    1,060,000   El Paso County, CO, GO Bonds, SD #3,
                  Widefield, MBIA insured, 0.00% (4.65%
                  effective yield), 12/15/08              $       674,584
    1,100,000   Highlands Ranch, CO, Metropolitan
                  District #2, GO Bonds, FSA insured,
                  6.50%, 6/15/12                                1,277,991
    1,000,000   Highlands Ranch, CO, Metropolitan
                  District #2, UTGO Bonds, FSA insured,
                  6.50%, 6/15/11                                1,157,610
      350,000   Highlands Ranch, CO, Metropolitan
                  District #4, UTGO Bonds, Series A,
                  6.10%, 12/1/07                                  370,349
      800,000   Highlands Ranch, CO, Metropolitan
                  District #4, UTGO Bonds, Series A,
                  6.30%, 12/1/07                                  854,552
    2,000,000   Jefferson County, CO, SD #R-001, GO
                  Bonds, MBIA insured, 6.25%, 12/15/08          2,261,700
    2,500,000   Metex Metropolitan District, CO, GO
                  Bonds, Series A, 5.80%, 12/1/16               2,672,825
                                                          ---------------
                                                               20,813,814
                                                          ---------------
HEALTH CARE REVENUE (12.6%)
    1,000,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.60%, 12/1/27                                  995,760
      705,000   Colorado Health Facilities Authoriry RV,
                  National Jewish Medical & Research,
                  Series B, 5.25%, 1/1/18                         669,651
    1,250,000   Colorado Health Facilities Authority RV,
                  Sisters of Charity, Series A, AMBAC
                  insured, 6.25%, 5/15/11                       1,426,350
    1,000,000   Colorado Health Facilities Authority RV,
                  Catholic Health Initiatives, Series A,
                  5.00%, 12/1/28                                  949,060
    1,000,000   Colorado Health Facilities Authority RV,
                  Catholic Health Initiatives, Series A,
                  5.00%, 12/1/18                                  965,440
    1,000,000   Colorado Health Facilities Authority RV,
                  National Jewish Medical & Research
                  Center, 5.38%, 1/1/28                           953,000
    2,500,000   Colorado Health Facilities Authority RV,
                  Parkview Medical Center Inc. Project,
                  5.30%, 9/1/25                                 2,403,900
    1,250,000   Colorado Health Facilities Authority RV,
                  Steamboat Springs Health Project,
                  5.70%, 9/15/23                                1,227,313
    1,500,000   Colorado Health Facilities Authority RV,
                  Steamboat Springs Health, 5.75%,
                  9/15/22                                       1,501,005
      220,000   Colorado Health Facilities Authority RV,
                  Weld County, General Hospital Project,
                  ETM, 9.38%, 7/1/09                              274,754
    1,000,000   Denver, CO, Health & Hospital RV, Series
                  A, 5.38%, 12/1/28                               959,340
                                                          ---------------
                                                               12,325,573
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

INDUSTRIAL DEVELOPMENT REVENUE (2.2%)
    2,000,000   Fort Collins, CO, PCR Bonds, Anheuser
                  Busch Project, 6.00%, 9/1/31            $     2,123,360
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (2.0%)
      300,000   Aurora, CO, Housing Authority Finance
                  Corp., MFHR Bonds, Mountainview Place,
                  FHA insured, 7.13%, 3/1/02                      318,270
    1,500,000   San Miguel County, CO, HFA, MFHR Bonds,
                  Telluride Village Apartments Project,
                  6.40%, 7/1/23                                 1,599,900
                                                          ---------------
                                                                1,918,170
                                                          ---------------
OTHER REVENUE (10.5%)
    1,470,000   Black Hawk, CO, Business Improvements
                  District Special Assignment RV,
                  District # 97-1, 6.00%, 12/1/09               1,484,068
    1,000,000   Black Hawk, CO, Business Improvements
                  District, Special Assessment Bonds,
                  Series # 98-1, 7.00%, 6/1/99                  1,013,100
    3,000,000   Denver, CO, City & County RV, Helen G.
                  Bonfils Foundation Project, Series B,
                  5.13%, 12/1/17                                2,950,710
    4,075,000   Ironwood Trust II, Series 1998-A, Class
                  A, 4.90%, 1/1/04                              4,121,740
      600,000   Summit County, CO, Sports Facilities RV,
                  Keystone Resorts Management Project,
                  guaranteed by Ralston Purina Corp.,
                  7.38%, 9/1/10                                   708,792
                                                          ---------------
                                                               10,278,410
                                                          ---------------
SALES TAX REVENUE (0.3%)
      140,000   Blackhawk, CO, Device Tax RV, 5.60%,
                  12/1/04                                         146,391
      145,000   Blackhawk, CO, Device Tax RV, 5.70%,
                  12/1/05                                         152,494
                                                          ---------------
                                                                  298,885
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (17.1%)
      805,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/01                                   859,169
    5,890,000   Colorado HFA, SFM RV, Series B-2, 7.45%,
                  5/1/06                                        6,582,071
      290,000   Colorado HFA, SFM RV, Series B-2, 7.50%,
                  6/1/05                                          323,933
    1,750,000   Colorado HFA, SFM RV, Series B-3, 6.55%,
                  5/1/08                                        1,944,670
    2,085,000   Colorado HFA, SFM RV, Series C-2, 7.45%,
                  6/1/05                                        2,229,366
      785,000   Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/04              850,618
    1,345,000   Colorado HFA, SFM RV, Series D-2, 7.10%,
                  12/1/05                                       1,508,794
    1,460,000   Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 12/1/04           1,573,997
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

    1,990,000   Larimer County, CO, SFM RV, Capital
                  Accumulator A, remarketed 2/15/94,
                  ETM, 0.00 (5.50% effective yield),
                  8/1/15                                  $       878,446
                                                          ---------------
                                                               16,751,064
                                                          ---------------
TOLL ROAD REVENUE (1.7%)
    1,490,000   Arapahoe County, CO, Capital
                  Improvements & Transportation Highway
                  RV, Series E-470, MBIA insured,
                  remarketed 8/31/95, 6.15%, 8/31/26            1,630,254
                                                          ---------------
WATER & SEWER REVENUE (8.6%)
    1,250,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority, 6.25%, 12/1/20        1,345,362
    1,500,000   Colorado Springs, CO, Utilities RV,
                  Series A, 5.38%, 11/15/26                     1,515,195
    1,810,000   Colorado Water Reserve & Power
                  Development Authority, Drinking Water
                  RV, Series A, 4.88%, 9/1/17                   1,754,524
    1,000,000   E-470 Business Metropolitan District,
                  CO, Water & Sewer RV, MBIA insured,
                  5.00%, 9/1/21                                   971,800
    1,600,000   E-470 Business Metropolitan District,
                  CO, Water & Sewer RV, U.S. Bank N.A.,
                  LOC, 5.30%, 12/1/18                           1,585,600
      500,000   E-470 Business Metropolitan District,
                  CO, Water & Sewer RV, U.S. Bank N.A.,
                  LOC, 5.13%, 12/1/17                             483,750
      725,000   Johnstown, CO, Water Activity RV, 5.50%,
                  12/1/18                                         727,581
                                                          ---------------
                                                                8,383,812
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $91,779,535)                       94,451,105
                                                          ---------------
SHORT-TERM HOLDINGS (3.7%)
    1,543,693   Federated Tax-Free Obligations Money
                  Market Fund                                   1,543,693
      321,104   Fidelity Tax Exempt Money Market Fund             321,104
    1,715,000   Ironwood Trust II, Series 1998-A, Class
                  A, 3.79% V/R, 1/3/00                          1,715,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $3,579,797)                     3,579,797
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $95,359,332)             $    98,030,902
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (92.5%)
AIRPORT REVENUE (3.5%)
    2,000,000   Minneapolis & St. Paul, MN, Airport RV,
                  Series A, AMBAC insured, 5.00%, 1/1/22  $     1,956,200

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
AIRPORT REVENUE (continued)

    1,150,000   Minneapolis & St. Paul, MN, Airport RV,
                  Series A, AMBAC insured, 5.00%, 1/1/30  $     1,112,349
                                                          ---------------
                                                                3,068,549
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (3.0%)
    1,290,000   Lino Lakes, MN, EDA, Lease RV, Series A,
                  5.35%, 2/1/19                                 1,267,567
      205,000   Savage, MN, EDA RV, Lease Revenue,
                  5.40%, 2/1/14                                   207,247
      210,000   Savage, MN, EDA RV, Lease Revenue,
                  5.50%, 2/1/16                                   212,274
      220,000   Savage, MN, EDA RV, Lease Revenue,
                  5.45%, 2/1/15                                   222,343
      115,000   St. Cloud, MN, COP, 5.40%, 12/1/08                118,036
      120,000   St. Cloud, MN, COP, 5.50%, 12/1/09                123,131
      400,000   St. Cloud, MN, COP, 5.90%, 12/1/17                410,520
                                                          ---------------
                                                                2,561,118
                                                          ---------------
EDUCATION FACILITIES REVENUE (16.4%)
      500,000   Minnesota State HEFA RV, University of
                  St. Thomas, Series 4-M, 5.35%, 4/3/17           505,225
      135,000   Minnesota State HEFA RV, College of St.
                  Benedict, Series 3W, 6.00%, 3/1/07              142,601
    1,345,000   Minnesota State HEFA R/V, College at St.
                  Benedict, Series 4T, 5.35%, 3/1/20            1,308,093
    1,510,000   Minnesota State HEFA RV, Augsburg
                  College, Series 4Y, 5.20%, 10/1/16            1,477,822
      600,000   Minnesota State HEFA RV, Northwest
                  College, Series 4Z, 5.20%, 10/1/13              590,730
    2,250,000   Minnesota State HEFA RV, St. Johns
                  University, Series 4L, 5.40%, 10/1/22         2,267,100
    5,500,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/21        5,808,106
    2,000,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.75%, 7/1/17        2,173,380
                                                          ---------------
                                                               14,273,057
                                                          ---------------
ELECTRIC REVENUE (7.7%)
      500,000   North Branch, MN, Electric Systems RV,
                  5.40%, 5/1/18                                   496,875
    1,000,000   Northern Minnesota Municipal Power
                  Agency, Electric RV, FSA insured,
                  5.25%, 1/1/17                                 1,007,630
    1,135,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 5.50%, 1/1/18                  1,162,603
    1,000,000   Puerto Rico, Electric Power Authority
                  RV, Series X, 5.50%, 7/1/25                   1,019,360
    6,690,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (6.70%
                  effective yield), 1/1/24                      1,844,701
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ELECTRIC REVENUE (continued)

    3,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, MBIA
                  insured, 0.00% (6.67% effective
                  yield), 1/1/21                          $       971,670
      200,000   Western Minnesota Municipal Power
                  Agency, Power RV, Series A, 5.50%,
                  1/1/15                                          200,148
                                                          ---------------
                                                                6,702,987
                                                          ---------------
ESCROWED IN TREASURIES (8.1%)
      200,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, Series 1991 A,
                  7.00%, 9/1/11, P/R 9/1/01 @ 102                 217,316
      210,000   Bloomington, MN, Tax Increment GO Bonds,
                  9.75%, 2/1/07 P/R 2/1/05 @100                   267,433
    2,530,000   Burnsville, MN, Hospital System RV,
                  Fairview Community Hospitals, ETM,
                  0.00% (5.90% effective yield), 5/1/12         1,197,324
      500,000   Chaska, MN, Independent SD #112, GO
                  Bonds, State Credit Enhancement
                  Program, Series B, 6.00%, 2/1/13, C/O
                  2/1/06 @ 100                                    547,015
    1,000,000   Edina, MN, Hospital System RV Bonds,
                  Fairview Hospital, Series A, ETM,
                  7.13%, 7/1/06, P/R 7/1/99 @ 102               1,023,310
      800,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel St. Joseph's Hospital, Series
                  A, 6.30%, 8/1/22, P/R 8/1/02 @ 102              872,048
      600,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, HealthOne Obligated Group
                  Project, Series A, MBIA insured,
                  7.40%, 8/15/11, P/R 8/15/00 @ 102               639,576
      365,000   Minnesota HEFA RV, College of St.
                  Benedict, Series 3W, 6.00%, 3/1/07 P/R
                  3/1/04 @ 100                                    392,798
    1,000,000   Minnesota PFA, Water PCR Bonds, Series
                  A, 6.50%, 3/1/14, P/R 3/1/02 @ 100            1,087,610
      750,000   Moorhead, MN, EDA, MFHR Bonds, Eventide
                  Lutheran Home Project, Series A,
                  8.00%, 9/1/11, P/R 9/1/00 @ 102                 805,013
                                                          ---------------
                                                                7,049,443
                                                          ---------------
GENERAL OBLIGATION--POLITICAL SUBDIVISION (5.7%)
      100,000   Bloomington, MN, Tax Increment GO Bonds,
                  9.70%, 2/1/04                                   123,259
    1,900,000   Minneapolis, MN, GO Bonds, Series D,
                  5.00%, 12/1/15                                1,904,978
    2,650,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.20%, 10/1/24                       2,661,925
      245,000   Waconia, MN, GO Bonds, 6.00%, 6/1/03              258,892
                                                          ---------------
                                                                4,949,054
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

GENERAL OBLIGATION--SCHOOL DISTRICTS (5.1%)
    1,650,000   Minnetonka, MN, Independent SD #276, GO
                  Bonds, State Credit Enhancement
                  Program, Series B, 5.75%, 2/1/22        $     1,735,520
      500,000   Park Rapids, MN, ISD 309, GO Bonds,
                  4.75%, 2/1/17                                   476,660
    2,200,000   Wayzata, MN, Independent SD #284, GO
                  Bonds, Series A, 5.35%, 2/1/15                2,251,656
                                                          ---------------
                                                                4,463,836
                                                          ---------------
GENERAL OBLIGATION--STATES, TERRITORIES (1.8%)
    1,500,000   Minnesota State, GO Bonds, 5.25%, 8/1/15        1,523,985
                                                          ---------------
HEALTH CARE REVENUE (23.9%)
    1,435,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, 5.63%, 9/1/21               1,452,421
    1,000,000   Brainerd, MN, Health Care Facilities RV,
                  Benedictine Health-St. Joseph's Health
                  Center, Series 1993 E, Connie Lee
                  insured, 6.00%, 2/15/20                       1,057,940
    1,000,000   Cuyuna Range Hospital District, MN,
                  Health Facilities Gross RV Bonds,
                  Series A, 6.00%, 6/1/19                         987,280
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18            537,020
      500,000   Glencoe, MN, Health Care RV, 6.40%,
                  12/1/15                                         523,165
      690,000   Glencoe, MN, Hospital RV, 6.63%, 4/1/11           737,058
    1,000,000   Hibbing, MN, Health Care Facilities RV,
                  Duluth Clinic Ltd., FSA insured,
                  5.50%, 11/1/16, P/R 11/1/13 @ 100             1,065,240
      500,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Group Health Plan, Inc.
                  Project, 6.75%, 12/1/13                         533,410
    1,000,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Childrens Health Care R/V,
                  Series A, FSA insured, 5.70%, 8/15/16         1,039,160
    2,500,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.50%, 11/15/08                      2,579,225
    3,800,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.75%, 11/15/26                      3,987,264
      500,000   Minnesota Agriculture & Economic
                  Development RV, Benedictine Health,
                  Series A, MBIA insured, 4.75%, 2/15/16          480,710
    2,545,000   Minnesota Agriculture & Economic
                  Development RV, Benedictine Health,
                  Series A, MBIA insured, 5.00%, 2/15/23        2,477,584
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

      825,000   Monticello-Big Lake, MN, Community
                  Hospital District Gross Revenue,
                  Health Care RV, Series A, 5.45%,
                  12/1/12                                 $       834,735
      115,000   Red Wing, MN, Health Care Facilities RV,
                  River Region Obligated Group, Series
                  1993 B, 6.35%, 9/1/07                           122,216
    1,000,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Medical Center, Series F,
                  6.25%, 11/15/21                               1,075,850
    1,260,000   Roseau, MN, Roseau Area Hospital
                  District, Health Facilities RV, 5.75%,
                  10/1/08                                       1,242,032
                                                          ---------------
                                                               20,732,310
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (0.6%)
      500,000   St. Paul, MN, HRA, District Cooling RV,
                  Series J, Credit Local de France, LOC,
                  5.35%, 3/1/18                                   497,905
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (2.4%)
      570,000   Minnesota State HFA, Housing Development
                  RV, 6.25%, 2/1/20                               577,268
      550,000   Minnesota State, HFA, Housing
                  Development RV Series A, 6.85%, 2/1/01          580,976
      470,000   Minnesota State, HFA, Rental Housing RV,
                  Series B, 6.25%, 8/1/22                         475,654
      405,000   Minnesota State, HFA, Rental Housing RV,
                  Series D, MBIA insured, 5.90%, 2/1/06           424,286
                                                          ---------------
                                                                2,058,184
                                                          ---------------
NURSING HOME REVENUE (4.6%)
      250,000   Duluth, MN, EDA, Health Care Facilities
                  RV, BSM Properties Inc. Project,
                  Series A, 5.63%, 12/1/18                        243,930
      750,000   Duluth, MN, EDA, Health Care Facilities
                  RV, BSM Properties Inc. Project,
                  Series A, 5.88%, 12/1/28                        738,630
      500,000   Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23                                519,620
    1,000,000   Minneapolis, MN, RV, Walker Methodist
                  Senior Services, Series A, 5.88%,
                  11/15/18                                        995,960
    1,000,000   New Hope, MN, Housing & Health Care
                  Facilities RV, Minnesota Masonic Home
                  North Ridge, 5.90%, 3/1/19                      995,280
      500,000   Waconia, MN, Housing & Redevelopment
                  Authority RV, The Evangelical Lutheran
                  Project, Series A, 5.85%, 6/1/05                529,105
                                                          ---------------
                                                                4,022,525
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (5.5%)
    1,500,000   Minnesota State HFA, RV, Rental Housing,
                  Series A, 5.38%, 8/1/28                       1,523,190
      940,000   Minnesota State, HFA, SFM RV, remarketed
                  8/12/92, 6.25%, 1/1/03                          981,285

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

      670,000   Minnesota State, HFA, SFM RV, Series Q,
                  6.25%, 1/1/04                           $       688,083
      550,000   Minnesota State, HFA, SFM RV, Series A,
                  5.95%, 1/1/17                                   580,817
      655,000   St. Paul, MN, Housing & Redevelopment
                  Authority, SFM RV, FNMA Mortgage
                  Backed Securities Program, FNMA
                  insured, 6.25%, 9/1/14                          696,665
      260,000   Vadnais Heights, MN, SFM RV, 6.00%,
                  11/1/09                                         274,422
                                                          ---------------
                                                                4,744,462
                                                          ---------------
SPORTS REVENUE (2.0%)
      250,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, Series 1992, 6.40%,
                  2/1/03                                          256,283
      460,000   Eagan, MN, Ice Arena Gross RV, Series B,
                  5.50%, 4/1/19                                   460,534
      920,000   Minnesota State Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11               975,255
                                                          ---------------
                                                                1,692,072
                                                          ---------------
WATER & SEWER REVENUE (2.2%)
    2,000,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series B, 4.75%,
                  3/1/19                                        1,907,360
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $77,915,896)                       80,246,847
                                                          ---------------
SHORT-TERM HOLDINGS (7.5%)
    2,100,000   Cohasset, MN, IDR RV, Minnesota Power &
                  Light Co., Project A, ABN Amro Bank
                  N.V., LOC, 3.30% V/R, 6/1/20                  2,100,000
      200,000   Cohasset, MN, Power RV, Minnesota Power
                  & Light Co., Project C, ABN Amro Bank
                  N.V., LOC, 3.30% V/R, 6/1/13                    200,000
      600,000   Cohasset, MN, Power RV, Minnesota Power
                  & Light Co., Project B, ABN Amro Bank
                  N.V., LOC, 3.30% V/R, 6/1/13                    600,000
    1,100,000   Cottage Grove, MN, Environmental Control
                  RV, Minnesota Mining & Manufacturing,
                  3.73% V/R, 8/1/12                             1,100,000
      100,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Miller Dwan Medical Center
                  Project, Credit Local de France, LOC,
                  3.30% V/R, 6/1/19                               100,000
      750,000   Fridley, MN, Commercial Development RV
                  Bonds, River Road Investors, US Bank,
                  LOC, 3.35% V/R, 11/1/14                         750,000
    1,100,000   Mankato, MN, GO Bonds, Series E, First
                  Bank, LOC, 3.25% V/R, 2/1/18                  1,100,000
      100,000   New Brighton, MN, IDR Bonds, Unicare
                  Homes Inc. Project, Banque Paribas,
                  LOC, 3.55% V/R, 12/1/14                         100,000
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

SHORT-TERM HOLDINGS (continued)

      127,067   Norwest Municipal Money Market Fund       $       127,067
      300,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Utilities RV, Remarketed
                  1/3/94, Credit Local De France, LOC,
                  3.40% V/R, 12/1/12                              300,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $6,477,067)                     6,477,067
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $84,392,963)             $    86,723,914
                                                          ---------------
                                                          ---------------

-----------------------------------------------------------------
                          GROWTH BALANCED FUND
-----------------------------------------------------------------
          N/A   Managed Fixed Income Portfolio of Core
                  Trust (Delaware)(e)                     $   140,880,422
          N/A   Positive Return Bond Portfolio of Core
                  Trust (Delaware)(e)                          94,144,558
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(e)                          47,090,186
          N/A   Index Portfolio of Core Trust
                  (Delaware)(e)                               143,130,076
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(e)                               145,678,325
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)(e)                          29,219,466
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(e)                         114,602,498
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(e)                                12,061,715
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                           9,372,095
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                 9,802,602
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                          15,013,925
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                          14,669,690
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                                65,260,655
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(e)                              1,066,820
          N/A   International Equity Portfolio of Core
                  Trust (Delaware)(e)                          19,258,245
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $639,211,882)            $   861,251,278
                                                          ---------------
                                                          ---------------

-----------------------------------------------------------------
                           INCOME EQUITY FUND
-----------------------------------------------------------------
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(e)                           $ 1,732,016,918
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,194,087,388)          $ 1,732,016,918
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                          VALUGROWTH STOCK FUND
-----------------------------------------------------------------
COMMON STOCKS (98.4%)
AMUSEMENT & RECREATION SERVICES (0.1%)
       50,000   Patriot American Hospitality, Inc.(*)     $       259,375
                                                          ---------------
BUSINESS SERVICES (12.3%)
      139,600   Ecolab, Inc.                                    5,933,000
       50,000   IMS Health, Inc.                                1,231,250
       61,500   Microsoft Corp.(*)                              4,962,281
      168,000   Sun Microsystems, Inc.(*)#                     10,037,994
      150,000   Unisys Corp.(*)                                 5,690,625
                                                          ---------------
                                                               27,855,150
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (8.9%)
      132,000   American Home Products Corp.                    7,606,500
      100,000   Gillette Co.                                    5,100,000
      110,000   Merck & Co., Inc.                               7,425,000
                                                          ---------------
                                                               20,131,500
                                                          ---------------
COMMUNICATIONS (4.2%)
       45,000   GTE Corp.                                       2,837,813
      131,800   SBC Communications, Inc.                        6,738,275
                                                          ---------------
                                                                9,576,088
                                                          ---------------
DEPOSITORY INSTITUTIONS (8.2%)
       69,999   Bank of America Corp.                           4,528,125
      116,580   First Union Corp.                               5,369,967
       70,000   State Street Corp.                              5,337,500
      100,000   U.S. Bancorp                                    3,250,000
                                                          ---------------
                                                               18,485,592
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (1.8%)
       70,000   Consolidated Natural Gas Co.                    4,160,626
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT (14.4%)
      116,400   American Power Conversion Corp.(*)              4,532,325
       60,300   Ascend Communications, Inc.(*)                  5,589,056
       80,000   General Electric Co.                            8,135,000
      130,800   Intel Corp.                                     7,071,375
       81,500   Koninklijke (Royal) Philips Electronics
                  NV(*)#                                        7,009,000
                                                          ---------------
                                                               32,336,756
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT (2.3%)
      130,000   Newell Rubbermaid, Inc.#                        5,265,000
                                                          ---------------
FEDERAL AGENCIES & INSTRUMENTALITIES (3.4%)
      111,600   Fannie Mae                                      7,588,800
                                                          ---------------
FOOD & KINDRED PRODUCTS (2.3%)
      100,000   International Home Foods, Inc.(*)               1,600,000
      100,000   PepsiCo, Inc.                                   3,581,251
                                                          ---------------
                                                                5,181,251
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    VALUGROWTH STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT (13.2%)
       80,000   Black & Decker Corp.                      $     4,555,000
       80,000   Cisco Systems, Inc.(*)                          8,710,000
      197,000   Compaq Computer Corp.                           4,666,438
       60,600   EMC Corp.(*)                                    6,037,275
       50,000   IBM Corp.                                       5,815,625
                                                          ---------------
                                                               29,784,338
                                                          ---------------
INSURANCE CARRIERS (4.8%)
      300,000   Allstate Corp.                                 10,931,250
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (12.7%)
       83,400   Baxter International, Inc.                      5,384,513
      125,420   Guidant Corp.                                   6,271,000
       50,000   Honeywell, Inc.                                 4,731,251
       78,000   Medtronic, Inc.                                 5,538,000
      122,000   Xerox Corp.#                                    6,854,876
                                                          ---------------
                                                               28,779,640
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.5%)
       25,000   CNF Transportation, Inc.                        1,037,500
                                                          ---------------
OIL & GAS EXTRACTION (2.1%)
       80,000   Schlumberger Ltd.                               4,815,000
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (3.1%)
       30,000   Mobil Corp.                                     3,037,500
       70,000   Royal Dutch Petroleum Co. - NY
                  Registered Shares                             3,959,375
                                                          ---------------
                                                                6,996,875
                                                          ---------------
TRANSPORTATION EQUIPMENT (1.8%)
      102,000   Lockheed Martin Corp.                           4,124,625
                                                          ---------------
WHOLESALE TRADE-DURABLE GOODS (1.0%)
       25,500   Johnson & Johnson                               2,361,938
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (1.3%)
       85,000   McKesson HBOC, Inc.#                            2,895,313
                                                          ---------------

TOTAL COMMON STOCKS (COST $146,062,396)                       222,566,617
                                                          ---------------
SHORT-TERM HOLDINGS (1.6%)
    1,885,860   Dreyfus Cash Management Fund                    1,885,860
    1,785,860   Provident Money Market Fund                     1,785,860
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $3,671,721)                     3,671,720
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $149,734,117)            $   226,238,337
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS  (CONCLUDED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         DIVERSIFIED EQUITY FUND
-----------------------------------------------------------------
          N/A   Index Portfolio of Core Trust
                  (Delaware)(e)                           $   450,523,498
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(e)                               463,250,661
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)(e)                          90,957,684
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(e)                         350,155,174
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(e)                                37,572,689
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                          28,396,918
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                29,270,758
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                          46,651,036
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                          45,345,434
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                               205,783,060
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(e)                              3,426,386
          N/A   International Equity Portfolio of Core
                  Trust (Delaware)(e)                          59,670,676
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,029,230,259)          $ 1,811,003,974
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                           GROWTH EQUITY FUND
-----------------------------------------------------------------
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(e)                     $   325,894,230
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(e)                                68,917,329
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                          54,123,981
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                55,205,390
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                          84,863,270
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                          83,763,264
          N/A   International Equity Portfolio of Core
                  Trust (Delaware)(e)                          64,600,170
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                               217,966,935
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(e)                              3,435,508
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $656,811,863)            $   958,770,077
                                                          ---------------
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                        LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(e)                     $   992,098,981
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $804,262,869)            $   992,098,981
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                       DIVERSIFIED SMALL CAP FUND
-----------------------------------------------------------------
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(e)                           $    12,317,236
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                           9,875,503
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                 9,955,954
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                          14,876,402
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                          14,903,207
                                                          ---------------

TOTAL INVESTMENTS (COST $58,522,658)                      $    61,928,302
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                        SMALL COMPANY STOCK FUND
-----------------------------------------------------------------
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                     $    29,599,071
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $35,549,955)             $    29,599,071
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                      SMALL CAP OPPORTUNITIES FUND
-----------------------------------------------------------------
          N/A   Schroder U.S. Smaller Companies
                  Portfolio of Schroder Capital Funds(e)  $   210,632,607
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $191,309,526)            $   210,632,607
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                           INTERNATIONAL FUND
-----------------------------------------------------------------
          N/A   International Portfolio of Core Trust
                  (Delaware)(e)                           $   273,723,543
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(e)                              3,308,178
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $247,347,381)            $   277,031,721
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 NOTES TO SCHEDULES OF INVESTMENTS                                  MAY 31, 1999

--------------------------------------------------------------------------------

*  Non-income producing security.

+ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. These securities had been determined to be liquid pursuant to procedures adopted by the Board of Trustees.

# Part or all of this investment is on loan. See Note 5 of Notes to Financial Statements.

(e) The following percentages represent each Fund's ownership percentage of the respective Portfolio's net assets as of May 31, 1999:

                                                 TOTAL
                                      STABLE     RETURN     GROWTH     INCOME
                                      INCOME      BOND     BALANCED    EQUITY    DIVERSIFIED
                                       FUND       FUND       FUND       FUND     EQUITY FUND
                                     --------   --------   --------   --------   -----------
Stable Income Portfolio............   61.75%        N/A        N/A        N/A         N/A
Managed Fixed Income Portfolio.....      N/A        N/A     33.03%        N/A         N/A
Positive Return Bond Portfolio.....      N/A        N/A     33.05%        N/A         N/A
Strategic Value Bond Portfolio.....      N/A     37.28%     19.41%        N/A         N/A
Index Portfolio....................      N/A        N/A      7.82%        N/A      24.61%
Income Equity Portfolio............      N/A        N/A      6.02%     71.61%      19.15%
Disciplined Growth Portfolio.......      N/A        N/A     15.46%        N/A      48.13%
Large Company Growth Portfolio.....      N/A        N/A      6.20%        N/A      18.95%
Small Cap Index Portfolio..........      N/A        N/A      8.82%        N/A      27.48%
Small Company Stock Portfolio......      N/A        N/A      6.89%        N/A      20.88%
Small Cap Value Portfolio..........      N/A        N/A      7.79%        N/A      23.27%
Small Company Value Portfolio......      N/A        N/A      8.90%        N/A      27.66%
Small Company Growth Portfolio.....      N/A        N/A      2.00%        N/A       6.18%
Schroder U.S. Smaller Companies
  Portfolio........................      N/A        N/A        N/A        N/A         N/A
International Portfolio............      N/A        N/A      8.19%        N/A      25.81%
Schroder Global Growth Portfolio...      N/A        N/A        N/A        N/A         N/A
Schroder EM Core Portfolio.........      N/A        N/A      7.66%        N/A      24.61%
International Equity Portfolio.....      N/A        N/A     12.46%        N/A      38.60%

                                                  LARGE                 SMALL
                                      GROWTH     COMPANY    DIVERSIFIED COMPANY     SMALL CAP
                                      EQUITY     GROWTH      SMALL      STOCK     OPPORTUNITIES    INTERNATIONAL
                                       FUND       FUND      CAP FUND     FUND          FUND             FUND
                                     --------   ---------   --------   --------   --------------   --------------
Stable Income Portfolio............      N/A        N/A         N/A        N/A              N/A              N/A
Managed Fixed Income Portfolio.....      N/A        N/A         N/A        N/A              N/A              N/A
Positive Return Bond Portfolio.....      N/A        N/A         N/A        N/A              N/A              N/A
Strategic Value Bond Portfolio.....      N/A        N/A         N/A        N/A              N/A              N/A
Index Portfolio....................      N/A        N/A         N/A        N/A              N/A              N/A
Income Equity Portfolio............      N/A        N/A         N/A        N/A              N/A              N/A
Disciplined Growth Portfolio.......      N/A        N/A         N/A        N/A              N/A              N/A
Large Company Growth Portfolio.....   17.64%     53.70%         N/A        N/A              N/A              N/A
Small Cap Index Portfolio..........   50.40%        N/A       9.01%        N/A              N/A              N/A
Small Company Stock Portfolio......   39.80%        N/A       7.26%     21.77%              N/A              N/A
Small Cap Value Portfolio..........   43.89%        N/A       7.92%        N/A              N/A              N/A
Small Company Value Portfolio......   50.32%        N/A       8.82%        N/A              N/A              N/A
Small Company Growth Portfolio.....   11.42%        N/A       2.03%        N/A              N/A              N/A
Schroder U.S. Smaller Companies
  Portfolio........................      N/A        N/A         N/A        N/A           80.64%              N/A
International Portfolio............   27.34%        N/A         N/A        N/A              N/A           34.34%
Schroder EM Core Portfolio.........   24.64%        N/A         N/A        N/A              N/A           23.76%
International Equity Portfolio.....   41.80%        N/A         N/A        N/A              N/A              N/A

                                                                 [LOGO]

 NOTES TO SCHEDULES OF INVESTMENTS (CONCLUDED)                      MAY 31, 1999

--------------------------------------------------------------------------------

                                 ABBREVIATIONS
--------------------------------------------------------------------------------

ACA       American Capital Access Corporation
ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
AMBAC-TCRS American Municipal
          Bond Assurance
          Corporation - Transferable
          Custodial Receipts
AMBS      Agriculture Mortgage Backed Securities
BIG       Bond Insurance Group
C/O       Crossover refunding
COLL      Collateralized
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
EFA       Education Finance Authority
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
GTD       Guaranteed
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
IDA       Industrial Development Authority
IDR       Industrial Development Revenue
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MFHR      Multi Family Housing Revenue
PCR       Pollution Control Revenue
PFA       Public Finance Authority
P/R       Pre-refunded
RV        Revenue Bonds
SD        School District
SFM       Single Family Mortgage
SLMA      Student Loan Marketing Association
TVA       Tennessee Valley Authority
USG       United States Government
UTGO      Unlimited Tax General Obligation
VA        Veterans' Administration
V/R       Variable rate--These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rate shown reflects the rate in effect on May 31, 1999.

                                                                 [LOGO]

                 (This page has been left blank intentionally.)

                                 ANNUAL REPORT
                                  MAY 31, 1999
                            STABLE INCOME PORTFOLIO
                         MANAGED FIXED INCOME PORTFOLIO
                         POSITIVE RETURN BOND PORTFOLIO
                         STRATEGIC VALUE BOND PORTFOLIO
                                INDEX PORTFOLIO
                            INCOME EQUITY PORTFOLIO
                          DISCIPLINED GROWTH PORTFOLIO
                         LARGE COMPANY GROWTH PORTFOLIO
                           SMALL CAP INDEX PORTFOLIO
                         SMALL COMPANY STOCK PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                            INTERNATIONAL PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

                             CORE TRUST (DELAWARE)

                 (This page has been left blank intentionally.)

 INDEPENDENT AUDITORS' REPORT                                       MAY 31, 1999

--------------------------------------------------------------------------------

           To the Board of Trustees and Partners
           Core Trust (Delaware)

               We have audited the accompanying statements of assets and liabilities of fifteen portfolios of Core Trust (Delaware), Stable Income Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Strategic Value Bond Portfolio, Index Portfolio, Income Equity Portfolio, Disciplined Growth Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Cap Value Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio, International Portfolio and International Equity Portfolio (collectively the "Portfolios"), including the schedules of investments, as of May 31, 1999, and the related statements of operations for the year then ended, except for International Equity Portfolio, which is for the period from February 12, 1999 (commencement of operations) to May 31, 1999, and the statements of changes in net assets and financial highlights for each of the years or periods in the two-year period then ended for Stable Income Portfolio, Managed Fixed Income Portfolio, Positive Return Portfolio, Strategic Value Bond Portfolio, Income Equity Portfolio, Disciplined Growth Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, and Small Cap Value Portfolio, and for the year or period ended May 31, 1999 for Index Portfolio, Small Company Stock Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, International Portfolio and International Equity Portfolio. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for all periods ending prior to June 1, 1998 for Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio and International Portfolio were audited by other auditors, whose report dated July 21, 1998 expressed an unqualified opinion on those financial statements and financial highlights.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 1999, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                         /s/ KPMG LLP

           Boston, Massachusetts
           July 16, 1999

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                                                      STRATEGIC
                                    STABLE        MANAGED FIXED      POSITIVE           VALUE
                                    INCOME           INCOME         RETURN BOND         BOND              INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
ASSETS
 Investments (Note 2)
   Investments at cost........   $ 302,414,324    $431,056,476     $155,445,666     $ 245,852,884    $ 1,058,670,021
   Repurchase agreements at
       cost...................       9,626,349      15,740,368      130,519,632         5,166,334                  -
   Net unrealized appreciation
       (depreciation).........      (1,047,135)     (7,671,927)      (1,979,267)       (4,665,136)       771,746,997
                                 -------------    -------------    -------------    -------------    ---------------
 TOTAL INVESTMENTS AT VALUE...     310,993,538     439,124,917      283,986,031       246,354,082      1,830,417,018
 Collateral for securities
     loaned (Notes 2 and 6)...      40,353,991      47,785,832       35,662,519        27,776,778        170,332,749
 Receivable from daily
     variation margin.........               -               -                -                 -            474,950
 Receivable for investments
     sold.....................               -               -                -                 -            122,435
 Receivable for dividends, and
     interest and other
     receivables..............       4,077,055       5,159,099          997,323         3,197,599          3,005,438
 Organization costs, net of
     amortization (Note 2)....           6,719           6,672            6,672                 -              2,749
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL ASSETS..................     355,431,303     492,076,520      320,652,545       277,328,459      2,004,355,339
                                 -------------    -------------    -------------    -------------    ---------------
LIABILITIES
 Payable for investments
     purchased................       5,718,843      17,660,615                -         6,849,264          3,105,409
 Payable for securities loaned
     (Notes 2 and 6)..........      40,353,991      47,785,832       35,662,519        27,776,778        170,332,749
 Payable for forward foreign
     currency contracts.......               -               -                -                 -                  -
 Payable to custodian (Note
     3).......................           3,908           4,903            3,695             3,345             17,076
 Payable to investment adviser
     and affiliates (Note
     3).......................          79,024         127,008           84,722           103,546            237,027
 Payable to administrator
     (Note 3).................           2,010           2,742            2,472             2,334              4,436
 Accrued expenses and other
     liabilities..............           8,768           9,197            6,914             8,678             17,235
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL LIABILITIES.............      46,166,544      65,590,297       35,760,322        34,743,945        173,713,932
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS....................   $ 309,264,759    $426,486,223     $284,892,223     $ 242,584,514    $ 1,830,641,407
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                                                    MAY 31, 1999

--------------------------------------------------------------------------------

                                                                LARGE             SMALL            SMALL            SMALL
                           INCOME          DISCIPLINED         COMPANY             CAP            COMPANY            CAP
                           EQUITY            GROWTH            GROWTH             INDEX            STOCK            VALUE
                          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                       ---------------    -------------    ---------------    -------------    -------------    -------------
ASSETS
 Investments (Note
     2)
   Investments at
       cost.........   $ 1,306,018,686    $ 151,972,731    $   987,687,972    $ 153,232,133    $ 130,862,157    $ 109,171,495
   Repurchase
       agreements at
       cost.........        27,836,112        1,363,697         63,992,038                -          597,042        1,565,562
   Net unrealized
       appreciation
   (depreciation)...     1,080,143,065       35,589,125        796,442,200      (16,578,172)       3,453,576       14,925,967
                       ---------------    -------------    ---------------    -------------    -------------    -------------
 TOTAL INVESTMENTS
     AT VALUE.......     2,413,997,863      188,925,553      1,848,122,210      136,653,961      134,912,775      125,663,024
 Collateral for
     securities
     loaned (Notes 2
     and 6).........       154,020,259       15,040,148        155,815,110        7,068,031       14,122,412       17,139,329
 Receivable from
     daily variation
     margin.........                 -                -                  -           40,225                -                -
 Receivable for
     investments
     sold...........                 -                -                  -          392,166        1,146,454          193,217
 Receivable for
     dividends, and
     interest and
     other
     receivables....         5,709,009          218,176            376,128           79,012           50,140           25,413
 Organization costs,
     net of
     amortization
     (Note 2).......             8,877                -              8,765                -            1,047                -
                       ---------------    -------------    ---------------    -------------    -------------    -------------
TOTAL ASSETS........     2,573,736,008      204,183,877      2,004,322,213      144,233,395      150,232,828      143,020,983
                       ---------------    -------------    ---------------    -------------    -------------    -------------
LIABILITIES
 Payable for
     investments
     purchased......                 -                -                  -          369,146                -                -
 Payable for
     securities
     loaned (Notes 2
     and 6).........       154,020,259       15,040,148        155,815,110        7,068,031       14,122,412       17,139,329
 Payable for forward
     foreign
     currency
     contracts......                 -                -                  -                -                -                -
 Payable to
     custodian (Note
     3).............            22,122            2,858             17,026            2,190            2,198            2,033
 Payable to
     investment
     adviser and
     affiliates
     (Note 3).......         1,042,379          145,982            960,099           29,422          106,397          101,865
 Payable to
     administrator
     (Note 3).......            60,717            2,447             64,825            5,702              627            2,817
 Accrued expenses
     and other
     liabilities....            12,758            7,779             11,322           12,780           10,667            6,829
                       ---------------    -------------    ---------------    -------------    -------------    -------------
TOTAL LIABILITIES...       155,158,235       15,199,214        156,868,382        7,487,271       14,242,301       17,252,873
                       ---------------    -------------    ---------------    -------------    -------------    -------------
NET ASSETS..........   $ 2,418,577,773    $ 188,984,663    $ 1,847,453,831    $ 136,746,124    $ 135,990,527    $ 125,768,110
                       ---------------    -------------    ---------------    -------------    -------------    -------------
                       ---------------    -------------    ---------------    -------------    -------------    -------------


                          SMALL            SMALL
                         COMPANY          COMPANY                          INTERNATIONAL
                          VALUE           GROWTH         INTERNATIONAL        EQUITY
                        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                      -------------    -------------    ---------------    -------------
ASSETS
 Investments (Note
     2)
   Investments at
       cost.........  $ 159,815,116    $ 581,814,580    $  684,495,777     $141,935,384
   Repurchase
       agreements at
       cost.........      2,713,461       26,008,407                 -        8,358,679
   Net unrealized
       appreciation
   (depreciation)...      5,579,449      126,503,766        98,322,915        5,209,005
                      -------------    -------------    ---------------    -------------
 TOTAL INVESTMENTS
     AT VALUE.......    168,108,026      734,326,753       782,818,692      155,503,068
 Collateral for
     securities
     loaned (Notes 2
     and 6).........      9,872,873                -         7,961,515                -
 Receivable from
     daily variation
     margin.........              -                -                 -                -
 Receivable for
     investments
     sold...........      2,836,595       12,738,685        14,722,620           53,625
 Receivable for
     dividends, and
     interest and
     other
     receivables....        160,621          192,763         3,883,371          638,085
 Organization costs,
     net of
     amortization
     (Note 2).......            964              979             2,749                -
                      -------------    -------------    ---------------    -------------
TOTAL ASSETS........    180,979,079      747,259,180       809,388,947      156,194,778
                      -------------    -------------    ---------------    -------------
LIABILITIES
 Payable for
     investments
     purchased......      2,312,198       12,941,912         3,649,209        1,449,637
 Payable for
     securities
     loaned (Notes 2
     and 6).........      9,872,873                -         7,961,515                -
 Payable for forward
     foreign
     currency
     contracts......              -                -           145,345                -
 Payable to
     custodian (Note
     3).............          2,572            7,494            43,915            6,956
 Payable to
     investment
     adviser and
     affiliates
     (Note 3).......        128,852          559,817           263,973          161,722
 Payable to
     administrator
     (Note 3).......          3,557           29,542           104,065                -
 Accrued expenses
     and other
     liabilities....         11,329           12,209            15,275           24,333
                      -------------    -------------    ---------------    -------------
TOTAL LIABILITIES...     12,331,381       13,550,974        12,183,297        1,642,648
                      -------------    -------------    ---------------    -------------
NET ASSETS..........  $ 168,647,698    $ 733,708,206    $  797,205,650     $154,552,130
                      -------------    -------------    ---------------    -------------
                      -------------    -------------    ---------------    -------------

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                   MANAGED
                                    STABLE          FIXED          POSITIVE       STRATEGIC
                                    INCOME          INCOME       RETURN BOND      VALUE BOND         INDEX
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                 ------------    ------------    ------------    ------------    -------------
INVESTMENT INCOME
 Dividend income..............   $          -    $         -     $         -     $         -     $  21,699,973
 Interest income..............     16,518,500     24,695,129      13,813,058      15,884,448         1,826,068
 Securities lending income
     (Note 2).................         55,203         49,876         133,414          35,450           412,363
                                 ------------    ------------    ------------    ------------    -------------
TOTAL INVESTMENT INCOME.......     16,573,703     24,745,005      13,946,472      15,919,898        23,938,404
                                 ------------    ------------    ------------    ------------    -------------
EXPENSES
 Advisory (Note 3)............        864,254      1,307,275         871,345       1,203,467         2,351,029
 Administration (Note 3)......        144,042        186,754         124,478         120,347           783,676
 Custody (Note 3).............         43,808         52,351          39,896          39,069           171,735
 Accounting (Note 3)..........         93,500         87,500          62,000          83,500           153,500
 Legal........................          1,054          1,379             921             802             5,734
 Audit........................         17,728         18,207          17,233          15,500            36,331
 Trustees.....................            549            707             472             466             2,934
 Pricing......................          6,413          7,116             348           5,662            28,971
 Amortization of organization
     costs (Note 2)...........          2,232          2,220           2,220               -             6,072
 Miscellaneous................          1,504          1,900           1,263           1,280            35,927
                                 ------------    ------------    ------------    ------------    -------------
TOTAL EXPENSES................      1,175,084      1,665,409       1,120,176       1,470,093         3,575,909
  Fees waived (Note 4)........       (142,032)      (184,012)       (122,006)       (118,013)         (779,240)
                                 ------------    ------------    ------------    ------------    -------------
NET EXPENSES..................      1,033,052      1,481,397         998,170       1,352,080         2,796,669
                                 ------------    ------------    ------------    ------------    -------------
NET INVESTMENT INCOME
    (LOSS)....................     15,540,651     23,263,608      12,948,302      14,567,818        21,141,735
                                 ------------    ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................        206,974      1,034,541      14,832,978          21,552        21,545,068
   Foreign currency
      transactions............              -              -               -               -                 -
   Financial futures
      transactions............              -              -               -               -         4,808,254
                                 ------------    ------------    ------------    ------------    -------------
 Net Realized Gain (Loss) from
     Investments..............        206,974      1,034,541      14,832,978          21,552        26,353,322
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................     (1,386,571)   (12,930,678)    (13,325,007)     (6,494,735)      248,662,572
   Foreign currency
      transactions............              -              -               -               -                 -
   Financial futures
      transactions............              -              -               -               -        (1,352,724)
                                 ------------    ------------    ------------    ------------    -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
     Investments..............     (1,386,571)   (12,930,678)    (13,325,007)     (6,494,735)      247,309,848
                                 ------------    ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............     (1,179,597)   (11,896,137)      1,507,971      (6,473,183)      273,663,170
                                 ------------    ------------    ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   $ 14,361,054    $11,367,471     $14,456,273     $ 8,094,635     $ 294,804,905
                                 ------------    ------------    ------------    ------------    -------------
                                 ------------    ------------    ------------    ------------    -------------
(a) Net of foreign withholding
    taxes of $2,251,666
(b) Net of foreign withholding
    taxes of $175,078
(c) Beginning of period,
    February 12, 1999

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                                 FOR THE YEAR ENDED MAY 31, 1999

--------------------------------------------------------------------------------

                                    INCOME        DISCIPLINED     LARGE COMPANY     SMALL CAP      SMALL COMPANY     SMALL CAP
                                    EQUITY           GROWTH          GROWTH           INDEX            STOCK           VALUE
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                --------------   --------------   -------------   --------------   -------------   --------------
INVESTMENT INCOME
 Dividend income..............  $   41,679,387   $   1,604,613    $  5,071,653    $      965,070   $  1,083,770    $     533,700
 Interest income..............       2,004,284         195,273       1,723,786           426,748        602,247          329,352
 Securities lending income
     (Note 2).................         286,152          44,687         399,953            66,961         54,948           52,810
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL INVESTMENT INCOME.......      43,969,823       1,844,573       7,195,392         1,458,779      1,740,965          915,862
                                --------------   --------------   -------------   --------------   -------------   --------------
EXPENSES
 Advisory (Note 3)............      10,582,022       1,481,103       9,043,943           303,388      1,455,580        1,021,928
 Administration (Note 3)......       1,058,202          82,284         695,688            60,678         80,866           53,786
 Custody (Note 3).............         226,640          29,685         154,138            23,188         29,113           21,017
 Accounting (Note 3)..........          84,500          67,500          81,500           146,500         71,500           64,000
 Legal........................           7,832             518           4,925               407            765              357
 Audit........................          33,176          14,649          25,506            15,350         22,815           14,625
 Trustees.....................           4,025             299           2,528               232            342              201
 Pricing......................           3,035           2,338           2,252            34,335          4,717            3,458
 Amortization of organization
     costs (Note 2)...........           2,964               -           2,916                 -          2,088                -
 Miscellaneous................          10,424             799           5,914             2,948            854              506
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL EXPENSES................      12,012,820       1,679,175      10,019,310           587,026      1,668,640        1,179,878
  Fees waived (Note 4)........        (425,107)        (79,837)       (137,320)          (54,976)       (80,239)         (50,969)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET EXPENSES..................      11,587,713       1,599,338       9,881,990           532,050      1,588,401        1,128,909
                                --------------   --------------   -------------   --------------   -------------   --------------
NET INVESTMENT INCOME
    (LOSS)....................      32,382,110         245,235      (2,686,598)          926,729        152,564         (213,047)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................      10,703,154      (3,141,344)    181,443,136         2,836,817    (44,032,289)     (30,465,857)
   Foreign currency
      transactions............               -               -               -                 -              -                -
   Financial futures
      transactions............               -               -               -          (368,383)             -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Realized Gain (Loss) from
     Investments..............      10,703,154      (3,141,344)    181,443,136         2,468,434    (44,032,289)     (30,465,857)
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................     273,274,958      24,845,328     267,110,572       (10,222,537)   (12,472,166)       9,548,982
   Foreign currency
      transactions............               -               -               -                 -              -                -
   Financial futures
      transactions............               -               -               -           621,911              -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
     Investments..............     273,274,958      24,845,328     267,110,572        (9,600,626)   (12,472,166)       9,548,982
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............     283,978,112      21,703,984     448,553,708        (7,132,192)   (56,504,455)     (20,916,875)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $  316,360,222   $  21,949,219    $445,867,110    $   (6,205,463)  $(56,351,891)   $ (21,129,922)
                                --------------   --------------   -------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------   -------------   --------------
(a) Net of foreign withholding
    taxes of $2,251,666
(b) Net of foreign withholding
    taxes of $175,078
(c) Beginning of period,
    February 12, 1999

                                   SMALL                                          INTER-
                                  COMPANY      SMALL COMPANY                     NATIONAL
                                   VALUE          GROWTH       INTERNATIONAL      EQUITY
                                 PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO(c)
                                ------------   -------------   -------------   -------------
INVESTMENT INCOME
 Dividend income..............  $ 2,218,558    $  3,134,738    $ 12,099,251(a) $  1,089,495(b)
 Interest income..............      270,560       2,205,073       4,278,287         393,937
 Securities lending income
     (Note 2).................       40,894               -         261,711               -
                                ------------   -------------   -------------   -------------
TOTAL INVESTMENT INCOME.......    2,530,012       5,339,811      16,639,249       1,483,432
                                ------------   -------------   -------------   -------------
EXPENSES
 Advisory (Note 3)............    1,297,868       6,579,692       3,937,758         536,814
 Administration (Note 3)......       72,104         365,538       1,312,586          22,367
 Custody (Note 3).............       26,631          88,108         562,901          27,215
 Accounting (Note 3)..........       74,500          88,500         129,500          29,286
 Legal........................          547           2,854           6,556           8,173
 Audit........................       21,572          26,633          38,507          20,000
 Trustees.....................          277           1,450           1,695           3,385
 Pricing......................        5,468           5,701          41,274             885
 Amortization of organization
     costs (Note 2)...........        1,920           1,944           6,072               -
 Miscellaneous................          710           3,620           4,507             179
                                ------------   -------------   -------------   -------------
TOTAL EXPENSES................    1,501,597       7,164,040       6,041,356         648,304
  Fees waived (Note 4)........      (68,547)         (1,559)       (717,860)        (22,367)
                                ------------   -------------   -------------   -------------
NET EXPENSES..................    1,433,050       7,162,481       5,323,496         625,937
                                ------------   -------------   -------------   -------------
NET INVESTMENT INCOME
    (LOSS)....................    1,096,962      (1,822,670)     11,315,753         857,495
                                ------------   -------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) from
   Securities.................   (4,559,162)    (77,753,826)     87,310,735        (121,711)
   Foreign currency
      transactions............            -               -      (3,237,271)          1,902
   Financial futures
      transactions............            -               -               -               -
                                ------------   -------------   -------------   -------------
 Net Realized Gain (Loss) from
     Investments..............   (4,559,162)    (77,753,826)     84,073,464        (119,809)
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
   Securities.................   (9,541,409)    (15,097,262)   (104,592,618)      5,209,005
   Foreign currency
      transactions............            -               -      (1,919,141)        (12,932)
   Financial futures
      transactions............            -               -               -               -
                                ------------   -------------   -------------   -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) of
     Investments..............   (9,541,409)    (15,097,262)   (106,511,759)      5,196,073
                                ------------   -------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............  (14,100,571)    (92,851,088)    (22,438,295)      5,076,264
                                ------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $(13,003,609)  $(94,673,758)   $(11,122,542)   $  5,933,759
                                ------------   -------------   -------------   -------------
                                ------------   -------------   -------------   -------------
(a) Net of foreign withholding
    taxes of $2,251,666
(b) Net of foreign withholding
    taxes of $175,078
(c) Beginning of period,
    February 12, 1999

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      STRATEGIC
                                    STABLE        MANAGED FIXED      POSITIVE           VALUE
                                    INCOME           INCOME         RETURN BOND         BOND              INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1997......   $           -    $          -     $          -     $           -    $   455,992,618
                                 -------------    -------------    -------------    -------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................      13,556,855      18,213,362       11,929,000         7,290,368         18,212,835
 Net realized gain (loss) from
     investments..............         423,040       2,891,576        6,562,062            67,326         40,577,843
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............         333,836       5,029,200       13,771,972         1,829,598        232,315,725
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      14,313,731      26,134,138       32,263,034         9,187,292        291,106,403
                                 -------------    -------------    -------------    -------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......     329,276,657     374,891,352      255,480,588       254,050,881        791,000,962
 Withdrawals..................     (84,881,467)    (65,362,303)     (63,633,906)      (26,360,998)      (152,820,060)
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................     244,395,190     309,529,049      191,846,682       227,689,883        638,180,902
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE IN NET ASSETS....     258,708,921     335,663,187      224,109,716       236,877,175        929,287,305
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1998......     258,708,921     335,663,187      224,109,716       236,877,175      1,385,279,923
                                 -------------    -------------    -------------    -------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................      15,540,651      23,263,608       12,948,302        14,567,818         21,141,735
 Net realized gain (loss) from
     investments..............         206,974       1,034,541       14,832,978            21,552         26,353,322
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............      (1,386,571)    (12,930,678)     (13,325,007)       (6,494,735)       247,309,848
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      14,361,054      11,367,471       14,456,273         8,094,635        294,804,905
                                 -------------    -------------    -------------    -------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......     169,711,858     131,264,423       99,726,877        54,726,275        338,399,367
 Withdrawals..................    (133,517,074)    (51,808,858)     (53,400,643)      (57,113,571)      (187,842,788)
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................      36,194,784      79,455,565       46,326,234        (2,387,296)       150,556,579
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE IN NET ASSETS....      50,555,838      90,823,036       60,782,507         5,707,339        445,361,484
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1999......   $ 309,264,759    $426,486,223     $284,892,223     $ 242,584,514    $ 1,830,641,407
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------
(a) Beginning of Period.......     Jun 1, 1997     Jun 1, 1997      Jun 1, 1997       Oct 1, 1997        Jun 1, 1997

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                               FOR THE YEARS OR PERIODS(a) ENDED
                                                   MAY 31, 1998 AND MAY 31, 1999
--------------------------------------------------------------------------------

                                                                          LARGE                              SMALL
                                     INCOME          DISCIPLINED         COMPANY          SMALL CAP         COMPANY
                                     EQUITY            GROWTH            GROWTH             INDEX            STOCK
                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1997......   $             -    $           -    $             -    $           -    $            -
                                 ---------------    -------------    ---------------    -------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        27,302,997          418,520           (254,889)         190,716          (903,690)
 Net realized gain (loss) from
     investments..............        21,124,145       (4,466,320)       103,483,455          (31,860)       75,015,565
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............       331,743,519       11,172,163        175,686,535       (6,730,568)      (41,102,519)
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................       380,170,661        7,124,363        278,915,101       (6,571,712)       33,009,356
                                 ---------------    -------------    ---------------    -------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......     1,656,178,203      127,393,238      1,039,939,974      130,179,195       462,417,317
 Withdrawals..................       (80,546,731)      (3,752,382)      (236,856,954)      (1,115,038)     (270,557,970)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................     1,575,631,472      123,640,856        803,083,020      129,064,157       191,859,347
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE IN NET ASSETS....     1,955,802,133      130,765,219      1,081,998,121      122,492,445       224,868,703
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1998......     1,955,802,133      130,765,219      1,081,998,121      122,492,445       224,868,703
                                 ---------------    -------------    ---------------    -------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        32,382,110          245,235         (2,686,598)         926,729           152,564
 Net realized gain (loss) from
     investments..............        10,703,154       (3,141,344)       181,443,136        2,468,434       (44,032,289)
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............       273,274,958       24,845,328        267,110,572       (9,600,626)      (12,472,166)
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................       316,360,222       21,949,219        445,867,110       (6,205,463)      (56,351,891)
                                 ---------------    -------------    ---------------    -------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......       299,593,165       56,556,716        761,913,767       38,398,557        98,950,579
 Withdrawals..................      (153,177,747)     (20,286,491)      (442,325,167)     (17,939,415)     (131,476,864)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................       146,415,418       36,270,225        319,588,600       20,459,142       (32,526,285)
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE IN NET ASSETS....       462,775,640       58,219,444        765,455,710       14,253,679       (88,878,176)
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1999......   $ 2,418,577,773    $ 188,984,663    $ 1,847,453,831    $ 136,746,124    $  135,990,527
                                 ---------------    -------------    ---------------    -------------    --------------
                                 ---------------    -------------    ---------------    -------------    --------------
(a) Beginning of Period.......       Jun 1, 1997      Oct 1, 1997        Jun 1, 1997      Apr 9, 1998       Jun 1, 1997


                                                     SMALL            SMALL                              INTER-
                                  SMALL CAP         COMPANY          COMPANY                            NATIONAL
                                    VALUE            VALUE            GROWTH        INTERNATIONAL        EQUITY
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                -------------    -------------    --------------    --------------    -------------
NET ASSETS, MAY 31, 1997......  $           -    $           -    $            -    $ 539,296,879     $          -
                                -------------    -------------    --------------    --------------    -------------
OPERATIONS
 Net investment income
     (loss)...................       (103,303)       1,194,736        (3,539,839)      10,517,288                -
 Net realized gain (loss) from
     investments..............     (2,328,929)      49,410,647       157,449,385       18,785,716                -
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............      5,377,263        1,904,286        (8,948,010)      78,979,779                -
                                -------------    -------------    --------------    --------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      2,945,031       52,509,669       144,961,536      108,282,783                -
                                -------------    -------------    --------------    --------------    -------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......    109,215,794      182,821,915       893,179,444      406,915,054                -
 Withdrawals..................     (7,890,976)     (87,806,139)     (144,077,860)    (103,309,130)               -
                                -------------    -------------    --------------    --------------    -------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................    101,324,818       95,015,776       749,101,584      303,605,924                -
                                -------------    -------------    --------------    --------------    -------------
NET INCREASE IN NET ASSETS....    104,269,849      147,525,445       894,063,120      411,888,707                -
                                -------------    -------------    --------------    --------------    -------------
NET ASSETS, MAY 31, 1998......    104,269,849      147,525,445       894,063,120      951,185,586                -
                                -------------    -------------    --------------    --------------    -------------
OPERATIONS
 Net investment income
     (loss)...................       (213,047)       1,096,962        (1,822,670)      11,315,753          857,495
 Net realized gain (loss) from
     investments..............    (30,465,857)      (4,559,162)      (77,753,826)      84,073,464         (119,809)
 Net change in unrealized
     appreciation
     (depreciation) of
     investments..............      9,548,982       (9,541,409)      (15,097,262)    (106,511,759)       5,196,073
                                -------------    -------------    --------------    --------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................    (21,129,922)     (13,003,609)      (94,673,758)     (11,122,542)       5,933,759
                                -------------    -------------    --------------    --------------    -------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 8).......     56,411,434       58,867,576        87,802,760      138,115,465      154,175,553
 Withdrawals..................    (13,783,251)     (24,741,714)     (153,483,916)    (280,972,859)      (5,557,182)
                                -------------    -------------    --------------    --------------    -------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................     42,628,183       34,125,862       (65,681,156)    (142,857,394)     148,618,371
                                -------------    -------------    --------------    --------------    -------------
NET INCREASE IN NET ASSETS....     21,498,261       21,122,253      (160,354,914)    (153,979,936)     154,552,130
                                -------------    -------------    --------------    --------------    -------------
NET ASSETS, MAY 31, 1999......  $ 125,768,110    $ 168,647,698    $  733,708,206    $ 797,205,650     $154,552,130
                                -------------    -------------    --------------    --------------    -------------
                                -------------    -------------    --------------    --------------    -------------
(a) Beginning of Period.......    Oct 1, 1997      Jun 1, 1997       Jun 1, 1997      Jun 1, 1997     Feb 12, 1999

                                                           CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                RATIOS TO AVERAGE NET ASSETS(a)
                                          -------------------------------------------
                                             NET
                                          INVESTMENT                                     PORTFOLIO
                                            INCOME          NET            GROSS         TURNOVER
                                            (LOSS)       EXPENSES       EXPENSES(c)      RATE
                                          ----------    -----------    --------------    --------
 STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    5.39%          0.36%           0.41%          29.46%
  June 1, 1997 (b) to May 31, 1998......    5.96%          0.37%           0.43%          37.45%
 MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    6.23%          0.40%           0.45%          50.87%
  June 1, 1997 (b) to May 31, 1998......    6.53%          0.41%           0.46%          91.59%
 POSITIVE RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    5.20%          0.40%           0.45%         130.81%
  June 1, 1997 (b) to May 31, 1998......    5.74%          0.41%           0.47%          68.18%
 STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    6.05%          0.56%           0.61%          48.43%
  October 1, 1997 (b) to May 31, 1998...    6.06%          0.58%           0.62%         134.56%
 INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    1.35%          0.18%           0.23%           3.61%
  June 1, 1997 to May 31, 1998..........    1.60%          0.19%           0.24%           6.68%
  June 1, 1996 to May 31, 1997..........    2.03%          0.11%           0.31%           7.29%
  November 1, 1995 to May 31, 1996......    2.35%          0.17%           0.32%           7.21%
  November 11, 1994 (b) to October 31,
    1995................................    2.42%          0.17%           0.33%           7.73%
 INCOME EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    1.53%          0.55%           0.57%           3.21%
  June 1, 1997 (b) to May 31, 1998......    1.76%          0.52%           0.57%           3.49%
 DISCIPLINED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    0.15%          0.97%           1.02%          90.39%
  October 1, 1997 (b) to May 31, 1998...    0.55%          1.01%           1.06%          68.08%
 LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........   (0.19%)         0.71%           0.72%          28.15%
  June 1, 1997 (b) to May 31, 1998......   (0.03%)         0.67%           0.73%          13.03%
 SMALL CAP INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    0.76%          0.44%           0.48%          26.48%
  April 9, 1998 (b) to May 31, 1998.....    1.04%          0.52%           0.54%           2.25%
 SMALL COMPANY STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    0.09%          0.98%           1.03%         183.61%
  June 1, 1997 (b) to May 31, 1998......   (0.27%)         0.95%           1.01%         166.16%
 SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........   (0.20%)         1.05%           1.10%         107.50%
  October 1, 1997 (b) to May 31, 1998...   (0.17%)         1.08%           1.13%          79.43%
 SMALL COMPANY VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    0.76%          0.99%           1.04%          96.62%
  June 1, 1997 (b) to May 31, 1998......    0.69%          0.99%           1.04%          99.08%
 SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........   (0.25%)         0.98%           0.98%         153.90%
  June 1, 1997 (b) to May 31, 1998......   (0.41%)         0.93%           0.98%         123.36%
 INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    1.29%          0.61%           0.69%          97.03%
  June 1, 1997 to May 31, 1998..........    1.23%          0.66%           0.68%          36.96%
  June 1, 1996 to May 31, 1997..........    1.53%          0.19%           0.67%          53.32%
  November 1, 1995 to May 31, 1996......    1.75%          0.23%           0.68%          17.58%
  November 11, 1994 (b) to October 31,
    1995................................    1.94%          0.25%           0.70%          28.19%
 INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------
  February 12, 1999 (b) to May 31,
    1999................................    1.92%          1.40%           1.45%          12.46%

----------------------------------
(a) Ratios for periods of less than one year are annualized.

(b) Commencement of operations.

(c) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). Core Trust currently has twenty-two separate investment portfolios. These financial statements relate to fifteen diversified portfolios (individually, a "Portfolio" and, collectively, the "Portfolios"), which commenced operations on the following dates:

Stable Income Portfolio.................  June 1, 1997
Managed Fixed Income Portfolio..........  June 1, 1997
Positive Return Bond Portfolio..........  June 1, 1997
Strategic Value Bond Portfolio..........  October 1, 1997
Index Portfolio.........................  November 11, 1994
Income Equity Portfolio.................  June 1, 1997
Disciplined Growth Portfolio............  October 1, 1997
Large Company Growth Portfolio..........  June 1, 1997
Small Cap Index Portfolio...............  April 9, 1998
Small Company Stock Portfolio...........  June 1, 1997
Small Cap Value Portfolio...............  October 1, 1997
Small Company Value Portfolio...........  June 1, 1997
Small Company Growth Portfolio..........  June 1, 1997
International Portfolio.................  November 11, 1994
International Equity Portfolio..........  February 12, 1999

Interests in the Portfolios are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITIES VALUATION---Each Portfolio determines its net asset value at 4:00 PM, Eastern Time, on each Portfolio business day. Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME---Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the ex-dividend date has passed. In these instances, a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gains and losses are converted to U.S. dollars using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

FUTURES CONTRACTS--Each Portfolio may invest in futures contracts to enhance return and hedge against a decline in the value of securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

FEDERAL TAXES--The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

EXPENSE ALLOCATION--Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

ORGANIZATION COSTS--The costs incurred by certain Portfolios in connection with their organization have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Portfolios' operations.

REPURCHASE AGREEMENTS--Each Portfolio may invest in repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Portfolio may have difficulties with the disposition of the collateral.

SECURITY LOANS--The Portfolios may receive fees or retain a portion of interest on the investment securities or cash received as collateral for lending securities. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of each Portfolio, except International Portfolio and International Equity Portfolio, is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The investment adviser of International Portfolio is Schroder Capital Management International Inc. ("Schroder"). Schroder is a wholly owned U.S. subsidiary of Schroder Inc., which is a wholly owned U.S. subsidiary of Schroder PLC. The investment adviser of International Equity Portfolio of Core Trust is Wells Fargo Bank, N.A. ("WFB"). WFB is a wholly owned subsidiary of Wells Fargo & Company. The Adviser and WFB have retained the services of certain of their affiliates as investment subadvisers (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Smith Asset Management Group, L.P. and Wells Capital Management Inc. ("WCM")) on selected Portfolios. The fees related to subadvisor services are borne directly by the Adviser and WFB and do not increase the overall fees paid by the Portfolios to the Adviser and WFB. The investment advisory fee and the associated subadviser is as follows:

                                            INVESTMENT
                                           ADVISORY FEE                   SUBADVISER
                                          --------------   ----------------------------------------
Stable Income Portfolio.................           0.30%   Galliard Capital Management, Inc.
Managed Fixed Income Portfolio..........           0.35%   Galliard Capital Management, Inc.
Positive Return Bond Portfolio..........           0.35%   Peregrine Capital Management, Inc.
Strategic Value Bond Portfolio..........           0.50%   Galliard Capital Management, Inc.
Index Portfolio.........................           0.15%   -
Income Equity Portfolio.................           0.50%   -
Disciplined Growth Portfolio............           0.90%   Smith Asset Management Group, L.P.
Large Company Growth Portfolio..........           0.65%   Peregrine Capital Management, Inc.
Small Cap Index Portfolio...............           0.25%   -
Small Company Stock Portfolio...........           0.90%   Wells Capital Management Inc.
Small Cap Value Portfolio...............           0.95%   Smith Asset Management Group, L.P.
Small Company Value Portfolio...........           0.90%   Peregrine Capital Management, Inc.
Small Company Growth Portfolio..........           0.90%   Peregrine Capital Management, Inc.
International Portfolio.................           0.45%   -
International Equity Portfolio..........           1.20%   Wells Capital Management Inc.

ADMINISTRATION AND OTHER SERVICE PROVIDERS--Forum Administrative Services, LLC ("FAdS") is the administrator to Core Trust and receives a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.05% of each Portfolio's average daily net assets. With respect to International Portfolio, FAdS receives a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

Norwest serves as the custodian for each Portfolio and may appoint subcustodians for foreign securities and other assets held in foreign countries. For its custody services, Norwest receives a fee with respect to each Portfolio (other than International Portfolio and International Equity Portfolio) at an annual rate of 0.02% of the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million. With respect to International Portfolio and International Equity Portfolio, Norwest receives a fee at an annual rate of 0.07% of the Portfolio's average daily net assets. Norwest also receives transaction fees for providing services in connection with the securities lending program.

Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

 NOTE 4. WAIVERS

For the year ended May 31, 1999, fees waived by the Portfolios' service providers were as follows:

                                           FEES WAIVED
                                             BY FAdS
                                          --------------
Stable Income Portfolio.................      $ 142,032
Managed Fixed Income Portfolio..........        184,012
Positive Return Bond Portfolio..........        122,006
Strategic Value Bond Portfolio..........        118,013
Index Portfolio.........................        779,240
Income Equity Portfolio.................        425,107
Disciplined Growth Portfolio............         79,837
Large Company Growth Portfolio..........        137,320
Small Cap Index Portfolio...............         54,976
Small Company Stock Portfolio...........         80,239
Small Cap Value Portfolio...............         50,969
Small Company Value Portfolio...........         68,547
Small Company Growth Portfolio..........          1,559
International Equity Portfolio..........         22,637

Schroder waived investment advisory fees of $717,860 for International
Portfolio.

 NOTE 5. SECURITIES TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the year ended May 31, 1999, as well as the federal tax cost basis of investments and related gross unrealized appreciation and depreciation for federal income tax purposes as of May 31, 1999:

                                                       COST OF       PROCEEDS          TAX         UNREALIZED      UNREALIZED
                                                      PURCHASES     FROM SALES     COST BASIS     APPRECIATION    DEPRECIATION
                                                    -------------  -------------  -------------   -------------   -------------
Stable Income Portfolio...........................  $ 219,483,063  $  79,916,965  $ 312,040,673   $     750,169   $  1,797,304
Managed Fixed Income Portfolio....................    315,387,092    187,876,028    446,800,000       1,694,969      9,370,052
Positive Return Bond Portfolio....................    245,376,726    242,922,012    285,965,298          25,332      2,004,599
Strategic Value Bond Portfolio....................    138,548,332    111,261,550    251,237,870         657,452      5,541,240
Index Portfolio...................................    208,621,074     55,255,404  1,059,195,734     807,923,181     36,701,897
Income Equity Portfolio...........................    204,190,270     66,188,047  1,333,856,677   1,086,475,233      6,334,047
Disciplined Growth Portfolio......................    160,928,780    144,621,644    153,336,428      41,280,092      5,690,967
Large Company Growth Portfolio....................    635,306,952    381,966,535  1,052,935,827     840,873,759     45,687,375
Small Cap Index Portfolio.........................     57,133,442     30,458,668    153,430,358      13,612,528     30,388,924
Small Company Stock Portfolio.....................    279,229,225    302,820,065    132,008,232      12,559,628      9,655,085
Small Cap Value Portfolio.........................    157,962,228    110,659,107    110,737,057      20,533,902      5,607,935
Small Company Value Portfolio.....................    171,376,287    135,736,066    163,694,289      18,185,906     13,772,169
Small Company Growth Portfolio....................  1,071,763,968  1,150,267,944    611,372,097     146,193,731     23,239,075
International Portfolio...........................    653,087,812    801,606,226    685,926,760     137,043,545     40,152,122
International Equity Portfolio....................    160,714,572     18,657,476    150,899,606      12,273,025      7,669,562

                                                         NET
                                                     UNREALIZED
                                                    APPRECIATION
                                                    (DEPRECIATION)
                                                    -------------
Stable Income Portfolio...........................  $ (1,047,135)
Managed Fixed Income Portfolio....................    (7,675,083)
Positive Return Bond Portfolio....................    (1,979,267)
Strategic Value Bond Portfolio....................    (4,883,788)
Index Portfolio...................................   771,221,284
Income Equity Portfolio...........................  1,080,141,186
Disciplined Growth Portfolio......................    35,589,125
Large Company Growth Portfolio....................   795,186,384
Small Cap Index Portfolio.........................   (16,776,396)
Small Company Stock Portfolio.....................     2,904,543
Small Cap Value Portfolio.........................    14,925,967
Small Company Value Portfolio.....................     4,413,737
Small Company Growth Portfolio....................   122,954,656
International Portfolio...........................    96,891,423
International Equity Portfolio....................     4,603,463

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

 NOTE 6. PORTFOLIO SECURITIES LOANED

As of May 31, 1999, certain Portfolios had loaned portfolio investments in return for securities and cash collateral, which were invested in various short-term fixed income securities. The risks to the Portfolio from securities lending are that the borower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. The value of the securities on loan and the value of the related collateral were as follows:

                                           SECURITIES      COLLATERAL
                                          -------------   -------------
Stable Income Portfolio.................  $  38,371,174   $  40,353,991
Managed Fixed Income Portfolio..........     44,529,691      47,785,832
Positive Return Bond Portfolio..........     34,456,345      35,662,519
Strategic Value Bond Portfolio..........     25,745,865      27,776,778
Index Portfolio.........................    158,451,323     170,332,749
Income Equity Portfolio.................    145,615,760     154,020,259
Disciplined Growth Portfolio............     14,603,027      15,040,148
Large Company Growth Portfolio..........    147,193,745     155,815,110
Small Cap Index Portfolio...............      6,723,619       7,068,031
Small Company Stock Portfolio...........     12,732,939      14,122,412
Small Cap Value Portfolio...............     16,794,055      17,139,329
Small Company Value Portfolio...........      8,586,566       9,872,873
International Portfolio.................      7,566,480       7,961,515

 NOTE 7. CONCENTRATION OF CREDIT RISK

International Portfolio and International Equity Portfolio invest in countries which may involve greater risks. The consequences of political, social and economic events in these markets may have disruptive effects on the market prices of the Portfolios' investments.

 NOTE 8. CONTRIBUTION OF SECURITIES

After the close of business on May 31, 1997, International Portfolio (prior to June 1, 1997, named International Portfolio II) merged with a former portfolio of Core Trust. In that transaction, International Portfolio acquired the assets and assumed the liabilities of the former portfolio in exchange for an interest in International Portfolio equal in value to the net assets of the former portfolio. The former portfolio had the same investment objective and investment policies as International Portfolio. The merger, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. The former portfolio contributed net assets with a value of $232,334,610 and the net assets of International Portfolio immediately after the transaction were $771,507,344.

Also after the close of business on May 31, 1997, Small Company Portfolio (a former Portfolio of Core Trust) divided into three portfolios-Small Company Stock Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The assets of Small Company Portfolio (and the related liabilities) were divided in accordance with the investment style to which the assets had been allocated. This transaction, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. Small Company Portfolio's net assets were divided as follows: Small Company Stock Portfolio, $178,533,353; Small Company Growth Portfolio, $167,525,486; and Small Company Value Portfolio, $165,287,781.

In connection with the merger and divisions, and the contemporaneous commencement of operations of certain portfolios on June 1, 1997, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table:

                                             INVESTOR CONTRIBUTIONS
                                          -----------------------------
                                               NET         UNREALIZED
PORTFOLIO                                    ASSETS        GAIN/(LOSS)
----------------------------------------  -------------   -------------
Stable Income Portfolio.................  $ 205,865,654   $       5,601
Managed Fixed Income Portfolio..........    186,226,721         229,550
Positive Return Bond Portfolio..........    186,707,645      (2,426,230)
Index Portfolio.........................    512,437,536     115,520,269
Income Equity Portfolio.................    955,691,053     110,368,720
Large Company Growth Portfolio..........    615,745,586     276,554,260
Small Company Stock Portfolio...........    355,894,495      50,282,300
Small Company Value Portfolio...........    165,287,781      13,216,619
Small Company Growth Portfolio..........    756,220,600     150,549,039
International Portfolio.................    232,334,610      33,714,226

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          MAY 31, 1999

--------------------------------------------------------------------------------

 NOTE 8. CONTRIBUTION OF SECURITIES (CONTINUED)

Additionally, on September 15, 1997, certain investors contributed net assets to the portfolios listed in the following table:

                                             INVESTOR CONTRIBUTIONS
                                          -----------------------------
                                               NET         UNREALIZED
PORTFOLIO                                    ASSETS           GAIN
----------------------------------------  -------------   -------------
Income Equity Portfolio.................  $ 477,132,067   $190,138,062
Small Company Stock Portfolio...........     45,144,489      6,745,993
Small Company Growth Portfolio..........    140,475,014     40,180,322

 NOTE 9. PORTFOLIO REORGANIZATIONS

On April 22, 1999, the Board of Trustees of Core Trust approved the reorganization of each Portfolio managed by the Adviser (except Money Market Portfolio, Prime Money Market Portfolio and Small Company Stock Portfolio) or Schroder (the "Norwest Portfolios") into separate portfolios of Wells Fargo Core Trust, another open-end registered management investment company. Each Wells Fargo Core Trust portfolio will have substantially similar investment objectives and policies as its corresponding Norwest Portfolio. The reorganization is part of a plan to centralize the management of the Norwest Portfolios and Norwest Advantage Funds, the principal interestholder, under a common Board of Trustees. Pursuant to Core Trust's Trust Instrument, the reorganization does not require interestholder approval.

 NOTE 10. CHANGES IN CERTIFYING ACCOUNTANT

On November 10, 1998, PricewaterhouseCoopers LLP ("Coopers") resigned as auditor for Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio, and International Portfolio (the "Portfolios"), five series of Core Trust (Delaware) (the "Trust").

The Board of Trustees accepted the resignation of Coopers and approved KPMG LLP ("KPMG") as the new auditors of the Portfolios at its November 10, 1998 meeting. The decision to replace Coopers with KPMG was motivated by the fact that KPMG already serves as independent auditor for sixteen other series of the Trust.

Coopers' principal accountant's report on the Portfolios' financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with Coopers during the past two fiscal years, or through the date of its resignation, on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE

-----------------------------------------------------------------
                                                    STABLE INCOME PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (23.2%)
   3,500,000    Aesop Funding II LLC, Series 1997-1 A1, 6.22% V/R, 10/20/01+                                     $     3,527,528
     688,314    AFC Home Equity Loan Trust,
                  Series 1995-2 A1, 7.04% V/R, 7/25/26                                                                   691,756
   5,000,000    Chase Credit Card Master Trust,
                  Series 1998-6 A, 5.16% V/R, 9/15/04                                                                  5,022,925
   5,000,000    Chevy Chase Master Credit Card Trust, Series 1998, Class A, 5.27% V/R, 10/15/06                        5,014,675
   1,092,924    Commercial Loan Funding Trust, Series I, Class A, 5.20% V/R, 8/15/05+                                  1,085,410
   3,770,000    Deutsche Floorplan Receivables Master Trust, Series 1996-1, Class A, 5.12% V/R, 10/15/01               3,775,523
   2,500,000    Discover Master Card Trust I, Series 1997-4, 4.97% V/R, 4/16/03                                        2,500,438
   4,000,000    DreamWorks Firm Trust, 5.22% V/R, 10/17/05+                                                            3,992,500
   1,500,000    EQCC Home Equity Loan Trust,
                  Series 1995-3 A4, 7.10%, 2/15/12                                                                     1,527,023
   4,667,950    EQCC Home Equity Loan Trust,
                  Series 1998-4 A1F, 5.34% V/R, 1/15/29                                                                4,687,252
     168,081    First Merchants Auto Receivables Corp., Series 1996-A, Class A2, 6.70%, 7/17/00+                         168,313
     577,382    First Merchants Grantor Trust,
                  Series 1996-2 A, 6.85%, 11/15/01+                                                                      582,125
   5,000,000    First USA Credit Card Master Trust,
                  Series 1995-5 A, 5.11% V/R, 4/15/03                                                                  5,007,225
   5,000,000    First USA Credit Card Master Trust,
                  Series 1999-1 B, 5.30% V/R, 10/19/06                                                                 5,005,725
   3,500,000    Fremont Small Business Loan Master Trust, Series C, Class A, 5.24% V/R, 5/15/02                        3,502,538
   2,016,050    Green Tree Financial Corp.,
                  Series 1993-4 A3, 6.25%, 1/15/19                                                                     2,023,882
     499,575    Green Tree Financial Corp.,
                  Series 1994-1 A3, 6.90%, 4/15/19                                                                       502,715
   4,500,000    Household Consumer Loan Trust,
                  Series 1997-1, Class A3, 5.25% V/R, 3/15/07                                                          4,483,778
   5,000,000    Household Consumer Loan Trust,
                  Series 1997-2, Class A3, 5.33% V/R, 11/15/07                                                         4,960,156
   2,400,000    Keystone Home Improvement Loan Trust, Series 1997-P2, Class IA3, 6.99%, 4/25/14+                       2,401,500
     750,000    Loop Funding Master Trust I,
                  Series 1997-AER, Class B1, 5.37% V/R, 12/26/07+                                                        745,781
   4,500,000    Loop Funding Master Trust I,
                  Series 1997-A144, Class B1, 5.37% V/R, 12/26/07+                                                     4,474,688
   4,000,000    Premier Auto Trust, Series 1997-1, Class B, 6.55%, 9/6/03                                              4,046,661
   2,308,282    Sequoia Mortgage Trust, Series 2, Class A1, 6.04% V/R, 10/25/24                                        2,302,511
                                                                                                                 ---------------

TOTAL ASSET BACKED SECURITIES (COST $71,984,589)                                                                      72,032,628
                                                                                                                 ---------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (21.3%)
   2,870,836    AMBS, Series CS-1012 1, 7.06% V/R, 7/25/02                                                       $     2,908,964
   1,223,928    DLJ Mortgage Acceptance Corp.,
                  Series 1998-STF1, Class A1, 5.16% V/R, 2/8/00+                                                       1,223,090
   5,000,000    FHLMC, Series 2091 NA, 5.50%, 3/15/04                                                                  4,950,925
   5,000,000    FHLMC, Series 2091 PC, 6.00%, 6/15/16                                                                  4,903,775
   3,635,838    FNMA, Series 1994 M2 A, 6.63% V/R, 2/25/01                                                             3,663,889
   7,100,000    FNMA, Series 1999-19 LA, 6.50%, 4/1/14                                                                 7,136,241
   6,200,000    FNMA, Series 1999-19 PB, 6.00%, 4/1/29                                                                 6,158,987
   2,305,724    Ford Motor Credit Auto Owner Trust,
                  Series 1994 X, Class A2, 7.78% V/R, 1/25/25                                                          2,399,069
   2,877,411    GMAC, Series 1996 C1 A1, 5.73% V/R, 10/16/28                                                           2,869,829
   1,049,831    Independent National Mortgage Corp.,
                  Series 1994 V, Class M, 7.43% V/R , 12/25/24                                                         1,070,708
   4,417,637    Independent National Mortgage Corp.,
                  Series 1995 E, Class A1, 6.69% V/R, 4/25/25                                                          4,498,210
     291,076    Merrill Lynch Mortgage Investors, Inc.,
                  Series 1983-I A2, 5.34% V/R, 11/15/23                                                                  291,281
     373,418    Merrill Lynch Mortgage Investors, Inc.,
                  Series 1994-I, 7.25% V/R, 1/25/05                                                                      370,646
     237,347    MLCC Mortgage Investors, Inc.,
                  Series 1994 A Class A2, 5.34% V/R, 7/15/19                                                             237,004
   3,000,000    MLCC Mortgage Investors, Inc.,
                  Series 1994 A Class A3, 5.74% V/R, 7/15/19                                                           3,020,146
     365,401    MLCC Mortgage Investors, Inc.,
                  Series 1994-B, 5.38% V/R, 12/15/19                                                                     365,659
   5,000,000    Nationslink Funding, 5.25% V/R, 9/10/07                                                                5,000,000
     436,830    Residential Funding Mortgage Security, Adjustable Rate Mortgage, Series 1989-5A, 7.01% V/R,
                  10/25/19                                                                                               431,298
     163,670    Residential Funding Mortgage Security, Adjustable Rate Mortgage,
                  Series 1991 21 BA,6.75% V/R, 8/25/21                                                                   165,112
      26,384    RTC, Series 1991 M6 A3, 8.35% V/R, 6/25/21                                                                26,351
     260,166    RTC, Series 1991-6 E, 11.55% V/R, 5/25/24                                                                259,486
   1,439,205    RTC, Series 1992-18P A4, 5.89% V/R, 4/25/28+                                                           1,438,754
     416,617    RTC, Series 1992-4 A2, 7.04% V/R, 7/25/28                                                                415,391
     303,290    RTC, Series 1992-C3, Class A3, 6.15% V/R, 8/25/23                                                        303,195
   5,616,188    RTC, Series 1994-1, Class A5, 5.59% V/R, 9/25/29                                                       5,640,646
     985,953    RTC, Series 1995-1 A3, 6.73% V/R, 10/25/28                                                             1,005,568
       8,282    RTC, Series 1995-2 A1B, 7.15%, 5/25/29                                                                     8,258
   5,375,000    Vendee Mortgage Trust, Series 1993-1,
                  Class E, 7.00%,1/15/16                                                                               5,428,454
                                                                                                                 ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $66,585,177)                                                                                                  66,190,936
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------
CORPORATE BONDS & NOTES (23.3%)
   1,600,000    Bausch & Lomb, Inc., 6.15%, 8/1/01                                                               $     1,590,162
   4,037,000    Chase Manhattan Corp., 10.13%, 11/1/00                                                                 4,262,786
   2,500,000    Corestates Capital Corp., 9.63%, 2/15/01                                                               2,641,340
   3,250,000    First Data Corp., 6.82%, 9/18/01                                                                       3,294,730
   2,775,000    Firstar Bank Milwaukee, 6.25%, 12/1/02                                                                 2,765,898
   3,900,000    Ford Capital BV, 9.38%, 5/15/01                                                                        4,132,335
   3,200,000    General Electric Capital Corp., 6.29%, 12/15/01                                                        3,203,894
   5,000,000    Main Place Real Estate Investment,
                  5.17% V/R,5/28/02                                                                                    4,998,438
   4,000,000    McDonald's Corp., 6.00%, 6/23/02                                                                       3,979,392
   2,750,000    Merrill Lynch & Co., Inc., 5.01% V/R, 5/30/01                                                          2,748,936
   3,100,000    Monsanto Co., 5.38%, 12/1/01+                                                                          3,036,292
   3,475,000    Newell Co., 6.18%, 7/11/00                                                                             3,486,586
   2,400,000    Philip Morris Cos., Inc., 8.75%, 6/1/01                                                                2,508,175
   4,000,000    Raytheon Co., 6.45%, 8/15/02                                                                           4,010,156
   3,875,000    Rite Aid Corp., 6.70%, 12/15/01                                                                        3,874,248
   1,000,000    Tenneco, Inc., 10.08%, 2/1/01                                                                          1,053,129
   1,000,000    Transamerica Financial, 6.36%, 6/26/00                                                                 1,004,499
   1,500,000    Transamerica Financial, 6.41%, 6/20/00                                                                 1,507,475
   4,750,000    Tyco International Ltd., 6.50%, 11/1/01                                                                4,768,416
   2,650,000    US Bank NA, North Dakota, 4.92% V/R, 6/20/01                                                           2,649,796
   2,000,000    USAA Capital Corp., 5.97%, 8/4/99+                                                                     2,001,704
   3,400,000    V.F. Corp., 9.50%, 5/1/01                                                                              3,601,236
   5,350,000    Whitman Corp., 7.50%, 8/15/01                                                                          5,469,567
                                                                                                                 ---------------

TOTAL CORPORATE BONDS & NOTES (COST $72,901,854)                                                                      72,589,190
                                                                                                                 ---------------
GOVERNMENT AGENCY BONDS & NOTES (2.8%)
   3,000,000    FHLB, 5.57%, 8/17/00                                                                                   3,004,689
   2,000,000    FHLB, 7.11%, 7/8/99                                                                                    2,004,056
   1,000,000    FNMA, 8.70%, 6/10/99                                                                                   1,000,878
   2,720,000    TVA, 6.23%, 7/15/45                                                                                    2,768,239
                                                                                                                 ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES
  (COST $8,778,351)                                                                                                    8,777,862
                                                                                                                 ---------------
MORTGAGE BACKED SECURITIES (7.5%)
FHLMC (0.3%)
      84,505    Pool 410220, 7.31% V/R, 10/1/25                                                                           85,898
     648,906    Pool 845151, 7.32% V/R, 6/1/22                                                                           664,337
     220,052    Pool 846367, 7.25%, 4/1/29                                                                               226,517
                                                                                                                 ---------------

TOTAL FHLMC (COST $973,585)                                                                                              976,752
                                                                                                                 ---------------
FNMA (4.7%)
   1,123,219    Pool 155506, 6.57% V/R, 4/1/22                                                                         1,143,380
   6,071,099    Pool 160334, 6.93%, 3/1/01                                                                             6,144,116
   2,147,997    Pool 190815, 4.66% V/R, 7/1/17                                                                         2,060,638
     373,870    Pool 220706, 7.24% V/R, 6/1/23                                                                           380,143
     368,837    Pool 318464, 6.95%, 4/1/25                                                                               376,795
     624,676    Pool 321051, 7.47% V/R, 8/1/25                                                                           639,556
     206,876    Pool 331866, 6.72%, 12/1/25                                                                              210,844
   3,415,015    Pool 459495, 6.00%, 2/3/14                                                                             3,337,870

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)
FNMA (continued)

     205,581    Pool 46698, 5.64% V/R, 12/1/15                                                                   $       210,770
                                                                                                                 ---------------

TOTAL FNMA (COST $14,716,847)                                                                                         14,504,112
                                                                                                                 ---------------
SBA (2.5%)
     104,526    Pool 500025, 7.63% V/R, 12/25/10                                                                         107,221
      53,993    Pool 500276, 9.63% V/R, 5/25/07                                                                           57,679
     118,712    Pool 500299, 9.63% V/R, 6/25/07                                                                          123,312
      83,643    Pool 500569, 9.63% V/R, 6/25/08                                                                           88,243
     483,425    Pool 500664, 7.63% V/R, 3/25/04                                                                          491,019
     311,958    Pool 500806, 6.25% V/R, 2/25/14                                                                          313,628
     351,138    Pool 500957, 8.00% V/R, 7/25/14                                                                          365,065
      47,210    Pool 501017, 6.13% V/R, 9/25/14                                                                           47,404
     386,746    Pool 501224, 6.50% V/R, 6/25/15                                                                          389,839
      48,643    Pool 501973, 9.38% V/R, 12/25/01                                                                          49,861
      72,781    Pool 502083, 7.63% V/R, 11/25/04                                                                          74,027
     113,985    Pool 502241, 7.63% V/R, 4/25/03                                                                          114,982
     212,582    Pool 502583, 8.98% V/R, 9/25/03                                                                          219,574
      77,276    Pool 502966, 8.98% V/R, 5/25/15                                                                           82,964
      86,955    Pool 502974, 8.38% V/R, 1/25/10                                                                           90,860
     624,104    Pool 503405, 8.13% V/R, 5/25/16                                                                          663,890
   1,940,074    Pool 503611, 7.63% V/R, 12/27/21                                                                       2,002,058
   1,237,390    Pool 503658, 8.88% V/R, 9/27/10                                                                        1,314,097
   1,017,500    Pool 503664, 8.23% V/R, 1/25/13                                                                        1,064,038
                                                                                                                 ---------------

TOTAL SBA (COST $7,974,332)                                                                                            7,659,761
                                                                                                                 ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $23,664,764)                                                                   23,140,625
                                                                                                                 ---------------
MUNICIPAL NOTES (6.5%)
   3,300,000    Connecticut State, GO Bonds, Taxable
                  Series A, 5.70%, 1/15/01                                                                             3,310,425
   2,740,000    Cow Creek Bank Umpqua Tribe of Indians, AMBAC insured, 6.20%, 7/1/03+                                  2,738,827
   3,145,000    Denver, CO, City and County SD #1, Educational Facilities RV Taxable Pension, School Facilities
                  Lease, AMBAC insured, 6.34%, 12/15/00                                                                3,178,652
   4,000,000    New York State, GO Bonds, Series C, 6.13%, 3/1/02                                                      4,063,284
   5,000,000    New York, NY, GO Bonds, 6.10%, 8/1/01                                                                  5,061,265
   1,870,000    Washington State, GO Bonds, State Housing Trust Fund, Series T, 6.60%, 1/1/01                          1,892,870
                                                                                                                 ---------------

TOTAL MUNICIPAL NOTES (COST $20,042,668)                                                                              20,245,323
                                                                                                                 ---------------
U.S. TREASURY OBLIGATIONS (12.3%)
  37,500,000    U.S. Treasury Notes, 8.50%, 2/15/00
                  (cost $38,456,921)#                                                                                 38,390,625
REPURCHASE AGREEMENTS (3.1%)
   9,626,349    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $9,626,349)**                                          9,626,349
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $312,040,673)                                                                   $   310,993,538
                                                                                                                 ---------------
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                 MANAGED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (12.1%)
   4,000,000    Chevy Chase Master Credit Card Trust, Series 1998, Class A, 5.27% V/R, 10/15/06                  $     4,011,740
   1,800,000    ContiMortgage Home Equity Loan Trust, Series 1997-4, Class A7, 6.63%, 9/15/16                          1,758,303
   2,441,000    EQCC Home Equity Loan Trust,
                  Series 1996-2 A4, 7.50%, 6/15/21                                                                     2,514,096
   4,900,000    EQCC Home Equity Loan Trust,
                  Series 1997-2 A9, 6.81%, 7/15/28                                                                     4,905,341
     487,435    First Merchants Auto Receivables Corp., Series 1996-A, Class A2, 6.70%, 7/17/00+                         488,106
   1,499,556    First Plus Home Loan Trust,
                  Series 1996-2 A6, 7.85%, 8/20/13                                                                     1,515,354
   1,000,000    GE Capital Mortgage Services, Inc.,
                  Series 1997 HE-2, Class A7, 7.12%, 6/25/27                                                           1,008,450
   9,597,276    Green Tree Financial Corp.,
                  Series 1997-7 A8, 6.86%, 9/15/16                                                                     9,508,549
     136,432    Green Tree Home Improvement Loan Trust, Series 1995-F A4, 6.15%, 1/15/21                                 136,592
   3,000,000    Keystone Home Improvement Loan Trust, Series 1997-P2, Class IA3, 6.99%, 4/25/14+                       3,001,875
   2,300,000    Keystone/Lehman Title I Loan Trust, 1996-2, 7.45%, 11/25/10                                            2,366,483
   3,300,000    Loop Funding Master Trust,
                  Series 1997-A144, Class B1, 5.37% V/R, 12/26/07+                                                     3,281,438
   6,693,000    Oakwood Mortgage Investors, Inc.,
                  Series 1995-A, Class A3, 7.10% V/R, 9/15/20                                                          6,842,154
   5,518,000    Rental Car Finance Corp., Series 1997-1 B3, 6.70% V/R, 9/25/07+                                        5,336,078
   6,500,000    Van Kampen, CLO-I, 5.30% V/R, 10/5/07+                                                                 6,585,215
                                                                                                                 ---------------

TOTAL ASSET BACKED SECURITIES (COST $53,308,820)                                                                      53,259,774
                                                                                                                 ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (10.2%)
   2,631,600    AMBS, Series CS-1012 1, 7.06% V/R, 7/25/02                                                             2,666,551
   1,123,635    American Housing Trust, Series VI, Class I-I, 9.15%, 5/25/20                                           1,201,992
   1,500,000    Asset Securitization Corp., Series 1997-D4, Class A1C, 7.42%, 4/14/29                                  1,566,832
   1,245,772    CMC Securities Corp. II, Series 1993-2I A2, 6.13% V/R, 9/25/23                                         1,252,049
   5,000,000    FHLMC, Series 2146 VB, 6.00%, 12/15/14                                                                 4,777,475
     260,307    FNMA, Series 1988-5 Z, 9.20%, 3/25/18                                                                    270,576
   2,000,000    FNMA, Series 1998-M6, Class A2,
                  6.32% V/R, 8/15/08                                                                                   1,980,630
   1,868,946    Independent National Mortgage Corp.,
                  Series 1994 V, Class M, 7.43% V/R#, 12/25/24                                                         1,906,112
   1,074,025    L.F. Rothschild Mortgage Trust, Series 2, Class Z, 9.95%, 8/1/17                                       1,157,401
     458,286    Merrill Lynch Mortgage Investors, Inc.,
                  Series 1994-I, 7.25% V/R, 1/25/05                                                                      454,883
   5,000,000    Merrill Lynch Mortgage Investors, Inc.,
                  Series 1997-CI, Class A3, 7.12%, 6/18/29                                                             5,119,325
     176,418    RTC, Series 1991-M5 A, 9.00%, 3/25/17                                                                    177,662

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

   1,166,529    RTC, Series 1992-4 A2, 7.04% V/R, 7/25/28                                                        $     1,163,092
     885,727    RTC, Series 1995 1 class A2C, 7.50%, 10/25/28                                                            886,837
   1,000,000    RTC, Series 1995 1 Class A2D, 7.50%, 10/25/28                                                          1,000,872
     750,000    Series 1832 D, 6.50% V/R, 6/15/08                                                                        751,309
   1,000,000    RTC, Series 1995-2 A1C, 7.45%, 5/25/29                                                                 1,011,065
     291,800    Vendee Mortgage Trust, Series 1992-2,
                  Class 2D, 7.75%, 12/15/14                                                                              293,170
   4,072,241    Vendee Mortgage Trust, Series 1992-2,
                  Class G, 7.25%, 2/15/19                                                                              4,162,424
   3,250,000    Vendee Mortgage Trust, Series 1995-1C, Class 3E, 8.00%, 7/15/18                                        3,312,709
   5,500,000    Vendee Mortgage Trust, Series 1996-2,
                  Class 1E, 6.75%, 5/15/20                                                                             5,501,183
   3,000,000    Vendee Mortgage Trust, Series 1997-1,
                  Class 2C, 7.50%, 9/15/17                                                                             3,042,476
   1,500,000    Vendee Mortgage Trust, Series 1997-1,
                  Class 2D, 7.50%, 1/15/19                                                                             1,525,646
                                                                                                                 ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $45,561,638)                                                                                                  45,182,271
                                                                                                                 ---------------
CORPORATE BONDS & NOTES (34.4%)
   3,000,000    AmSouth Bancorp, 6.13%, 3/1/09                                                                         2,831,892
   2,400,000    Applied Materials Inc., 7.00%, 9/6/05                                                                  2,390,686
   3,000,000    Applied Materials Inc., 7.00%, 9/6/05                                                                  2,988,357
     600,000    Applied Materials, 6.70%, 9/6/05                                                                         585,668
   5,000,000    BankAmerica Corp., 5.57% V/R, 1/15/27                                                                  4,862,690
   1,700,000    Bausch & Lomb, Inc., 6.56%, 8/12/26                                                                    1,698,703
   3,600,000    Cargill, Inc., 8.35%, 2/12/11+                                                                         3,879,000
   2,000,000    Charles Schwab Corp., 6.25%, 1/23/03                                                                   1,987,807
   2,000,000    Charles Schwab Corp., 6.88%, 9/2/03                                                                    2,031,358
     700,000    Charles Schwab Corp., 7.19%, 5/31/01                                                                     712,374
   5,000,000    Chase Capital, 5.62% V/R, 8/1/28                                                                       4,877,460
   3,400,000    Citicorp, 9.50%, 2/1/02                                                                                3,650,539
   1,500,000    Colonial Pipeline, 7.13%, 8/15/02+                                                                     1,536,640
   2,234,332    Continental Airlines, 6.80%, 7/2/07                                                                    2,203,979
   2,236,331    Continental Airlines, Series 972A, 7.15%, 6/30/07                                                      2,266,488
     750,000    Corestates Capital Corp., 5.65% V/R, 1/15/27+                                                            752,008
   2,175,000    Corestates Capital Corp., 5.88%, 10/15/03+                                                             2,126,234
   3,000,000    Dayton Hudson Co., 5.90%, 6/15/37                                                                      3,000,699
   3,445,000    Dell Computer Corp., 7.10%, 4/15/28                                                                    3,333,110
   1,000,000    El Paso Natural Gas, 7.75%, 1/15/02                                                                    1,024,700
   2,916,090    Federal Express, Series 97-B, 7.52%, 1/15/18                                                           3,044,617
     200,000    First Bank N.A., 6.00%, 10/15/03                                                                         197,422
   1,300,000    First Bank Systems, Inc., 7.63%, 5/1/05                                                                1,365,517
   2,500,000    First Bank Systems, Inc., 8.00%, 7/2/04#                                                               2,668,230
   2,500,000    First Data Corp., 5.80%, 12/15/08                                                                      2,321,768
   3,000,000    Florida Residential Property & Casualty, 7.25%, 7/1/02+                                                3,037,848
   1,700,000    Hyundai Semiconductor, 8.25%, 5/15/04                                                                  1,445,065
   2,000,000    IMC Global, Inc., 7.63%, 11/1/05                                                                       2,042,426
   2,500,000    Lehman Brothers, Inc., 7.50%, 8/1/26                                                                   2,428,960
   5,065,000    Levi Strauss & Co., 6.80%, 11/1/03+                                                                    4,753,650

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   1,500,000    Lucky Goldstar-Caltex Oil, 7.88%, 7/1/6+                                                         $     1,441,535
   2,500,000    Lincoln National Corp., 7.25%, 5/15/05                                                                 2,543,010
   2,512,766    Minnesota, Mining & Manufacturing, 5.62%, 7/15/09+                                                     2,394,910
   1,060,000    Nabisco, Inc., 6.00%, 2/15/11                                                                          1,052,246
   1,000,000    Northwest Airlines Corp., 6.81%, 2/1/20                                                                  977,105
   1,750,000    Old Kent Financial Corp., 6.63%, 11/15/05                                                              1,728,946
   5,635,000    Oracle Corp., 6.72%, 2/15/04                                                                           5,629,759
   2,650,000    Paine Webber Group, Inc., 6.45%, 12/1/03                                                               2,610,345
   1,250,000    Paine Webber Group, Inc., 6.90%, 8/15/03                                                               1,257,900
   5,000,000    Pep Boys, 6.71%, 11/3/04                                                                               4,692,495
   1,305,000    Petroliam Nasional Berhad, 6.63%, 10/18/01+#                                                           1,266,717
   2,750,000    Philip Morris Cos., Inc., 7.63%, 5/15/02                                                               2,827,456
   2,709,000    Philips Electronics, 6.75%, 8/15/03                                                                    2,707,953
   2,000,000    Potomac Capital Investment Corp., 7.32%, 4/14/00+                                                      2,020,960
   2,450,000    Prudential Insurance Co., 7.65%, 7/1/07+                                                               2,556,600
   2,000,000    R&B Falcon Corp., 6.75%, 4/15/05                                                                       1,640,000
   5,200,000    Reinsurance Group of America, 7.25%, 4/1/06+                                                           5,311,504
   4,000,000    Reliastar Financial Corp., 7.13%, 3/1/03                                                               4,065,852
   2,500,000    Reynolds & Reynolds, 7.00%, 12/15/06                                                                   2,520,617
   1,750,000    Royal Carribbean Cruises, 7.13%, 9/18/02                                                               1,759,772
   3,325,000    Scholastic Corp., 7.00%, 12/15/03                                                                      3,334,945
   2,500,000    Sprint Capital Corp., 5.70%, 11/15/03                                                                  2,421,190
   3,000,000    Susa Partnership LP, 8.20%, 6/1/17                                                                     2,947,491
   2,200,000    Terra Nova (U.K.) Holdings, 7.20%, 8/15/07                                                             2,159,370
   3,000,000    Texas Utilities Co., 6.20%, 10/1/02                                                                    2,980,527
   3,000,000    Tommy Hilfiger, 6.50%, 6/1/03                                                                          2,924,550
   1,500,000    Toro Co., 7.13%, 6/15/07                                                                               1,402,593
   2,500,000    Tyco International Ltd., 6.38%, 1/15/04                                                                2,485,965
     750,000    Tyco International Ltd., 6.50%, 11/1/01                                                                  752,908
     885,000    United Missouri Bancshares, 7.30%, 2/24/03                                                               907,778
   1,000,000    Universal Corp., 9.25%, 2/15/01                                                                        1,042,955
     250,000    Vastar Resources, Inc., 6.95%, 11/8/06                                                                   248,616
   1,970,000    Whitman Corp., 7.29%, 9/15/26                                                                          2,036,606
   2,350,000    Whitman Corp., 7.50%, 2/1/03                                                                           2,419,220
                                                                                                                 ---------------
TOTAL CORPORATE BONDS & NOTES (COST $153,538,815)                                                                    151,116,291
                                                                                                                 ---------------
GOVERNMENT AGENCY BONDS & NOTES (3.1%)
   9,000,000    FNMA, 6.16%, 8/7/28#                                                                                   8,579,259
   5,000,000    FNMA, 6.25%, 5/15/29#                                                                                  4,933,150
                                                                                                                 ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES
  (COST $14,161,553)                                                                                                  13,512,409
                                                                                                                 ---------------
MORTGAGE BACKED SECURITIES (25.1%)
FHLMC (0.5%)
     240,535    Pool 410425, 7.48% V/R, 9/1/26                                                                           246,542
     124,446    Pool 410464, 7.38% V/R, 11/1/26                                                                          126,289
     934,534    Pool 606279, 6.88%, 2/1/15                                                                               953,103
     660,156    Pool 846367, 7.25%, 4/1/29                                                                               679,551
                                                                                                                 ---------------

TOTAL FHLMC (COST $1,999,786)                                                                                          2,005,485
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

FNMA (21.8%)
  15,000,000    6.00%, 4/1/05                                                                                    $    14,639,047
   5,000,000    Pool 252494, 6.00%, 6/1/14                                                                             4,885,000
     137,144    Pool 342042, 6.78%, 6/1/25                                                                               140,000
     425,074    Pool 344689, 6.99%, 11/1/25                                                                              434,324
     369,245    Pool 344692, 6.88% V/R, 10/1/25                                                                          377,058
     177,213    Pool 347712, 7.38% V/R, 6/1/26                                                                           181,376
   4,914,627    Pool 375168, 7.13%, 6/1/04                                                                             5,062,749
   4,959,409    Pool 380268, 6.18%, 8/1/08                                                                             4,881,904
   5,208,575    Pool 408118, 6.50%, 1/1/28                                                                             5,101,695
   4,652,169    Pool 415414, 6.50%, 2/1/28                                                                             4,553,589
   8,398,457    Pool 415714, 6.00%, 4/1/28                                                                             7,994,743
   4,450,461    Pool 417648, 6.00%, 2/1/13                                                                             4,349,925
   9,061,374    Pool 446118, 6.00%, 12/1/28                                                                            8,625,794
   2,609,912    Pool 482516, 6.00%, 1/1/14                                                                             2,550,954
   4,946,417    Pool 483920, 6.00%, 11/1/27                                                                            4,708,643
   9,919,377    Pool 484776, 6.00%, 3/1/14                                                                             9,691,231
  12,688,580    Pool 486524, 6.50%, 2/1/29                                                                            12,419,709
   1,447,541    Pool 73272, 6.48%, 12/1/05                                                                             1,451,808
   3,424,522    Pool 73919, 6.80%, 1/1/04                                                                              3,478,363
                                                                                                                 ---------------

TOTAL FNMA (COST $97,356,208)                                                                                         95,527,912
                                                                                                                 ---------------
GNMA (2.8%)
         691    Pool 2218, 6.50%, 12/15/02                                                                                   696
   2,596,456    Pool 473917, 7.00%, 4/15/28                                                                            2,604,038
          43    Pool 665, 7.50%, 5/15/01                                                                                      44
   9,870,713    Pool 780626, 7.00%, 8/15/27                                                                            9,902,991
                                                                                                                 ---------------

TOTAL GNMA (COST $12,707,093)                                                                                         12,507,769
                                                                                                                 ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $112,063,087)                                                                 110,041,166
                                                                                                                 ---------------
MUNICIPAL BONDS (2.6%)
   3,805,000    Hudson County, NJ, Import Authority Facilities, Leasing RV, FSA insured, 7.40%, 12/1/25                4,064,098
   7,500,000    New York State, GO Bonds, Series B, 6.13%, 3/15/07                                                     7,380,795
                                                                                                                 ---------------

TOTAL MUNICIPAL BONDS (COST $11,396,102)                                                                              11,444,893
                                                                                                                 ---------------
MUNICIPAL NOTES (1.8%)
   3,500,000    Denver, CO, City and County SD #1, Educational Facilities RV Taxable Pension, School Facilities
                  Lease, AMBAC insured, 6.67%, 12/15/04                                                                3,549,840
   4,450,000    Philadelphia, PA, IDR, Pension Funding, Retirement System, Series A, MBIA insured, 5.69%,
                  4/15/07                                                                                              4,253,808
                                                                                                                 ---------------

TOTAL MUNICIPAL NOTES (COST $7,950,000)                                                                                7,803,648
                                                                                                                 ---------------
U.S. TREASURY OBLIGATIONS (7.1%)
   2,000,000    U.S. Treasury Bonds, 7.00%, 7/15/06**                                                                  2,134,376

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)

  26,550,000    U.S. Treasury Bonds, 6.75%, 8/15/26**                                                            $    28,889,721
                                                                                                                 ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $33,076,461)                                                                    31,024,097
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (3.6%)
  15,740,368    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $15,740,368)**                                        15,740,368
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $446,796,844)                                                                   $   439,124,917
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                 POSITIVE RETURN BOND PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (24.3%)
   4,100,000    Capital Automotive Receivables Asset Trust, Series 1999-1, Class A2, 5.58%, 6/15/02              $     4,090,263
   5,587,445    CIT Marine Trust, Series 1999-A, Class A1, 5.45%, 9/15/06                                              5,596,525
  12,337,000    First Chicago Master Trust II, Series 1997-T, Class A, 4.97% V/R, 10/15/02                            12,339,406
  12,100,000    First Union Master Credit Card Trust,
                  Series 1996-1 A, 9/15/03                                                                            12,121,236
   4,600,000    Fleet Credit Card Master Trust,
                  Series 1995-A, Class A, 5.12% V/R, 1/1/03                                                            4,605,405
   5,628,560    Ford Credit Auto Owner Trust,
                  Series 1998-C, Class A3, 5.73%, 11/15/00                                                             5,642,378
  12,700,000    Ford Motor Credit Auto Owner Trust,
                  Series 1998-B, Class A3, 5.85%, 10/15/01                                                            12,746,292
  12,125,000    Household Credit Card Master Trust I,
                  Series 1995-1, Class A, 5.10% V/R, 12/15/02                                                         12,054,493
                                                                                                                 ---------------
TOTAL ASSET BACKED SECURITIES (COST $69,299,563)                                                                      69,195,998
                                                                                                                 ---------------
CORPORATE BONDS & NOTES (3.7%)
  10,375,000    Merrill Lynch & Co., 5.05% V/R, 9/25/00 (cost $10,366,700)                                            10,373,589
                                                                                                                 ---------------
GOVERNMENT AGENCY BONDS & NOTES (12.6%)
   8,006,000    FHLB, 4.82%, 11/17/99                                                                                  7,825,225
  13,400,000    FNMA, 4.70%, 10/21/99                                                                                 13,146,298
  15,275,000    FNMA, 4.82%, 2/1/00                                                                                   14,768,741
                                                                                                                 ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES
  (COST $35,750,629)                                                                                                  35,740,264
                                                                                                                 ---------------
U.S. TREASURY OBLIGATIONS (13.4%)
  15,000,000    U.S. Treasury Note, 5.38%, 1/31/00#                                                                   15,037,500
   1,650,000    U.S. Treasury Bond, 6.13%, 11/15/27#                                                                   1,667,531
  14,150,000    U.S. Treasury Bond, 6.38%, 8/15/27#                                                                   14,742,530
   6,250,000    U.S. Treasury Bond, 6.63%, 2/15/27#                                                                    6,708,987
                                                                                                                 ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $40,028,774)                                                                    38,156,548
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           POSITIVE RETURN BOND PORTFOLIO (continued)
-----------------------------------------------------------------
REPURCHASE AGREEMENTS (46.0%)
  10,000,000    Banc America, 4.90%, 6/1/99, collateralized by $9,934,502 U.S. Government Agency Securities,
                  7.50%, 5/1/12, with an aggregate market value of $10,215,450                                   $    10,000,000
  55,000,000    Banc One Capital Markets Agency, 4.87%, 6/1/99, collateralized by $56,386,000
                  U.S. Government Agency Securities, 6/24/99--7/30/99, with an aggregate market value of
                  $56,141,731                                                                                         55,000,000
  35,247,159    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99**                                                           35,247,159
  10,000,000    Credit Suisse First Boston, 4.93%, 6/1/99, collateralized by $10,306,785
                  U.S. Government Agency Securities,
                  6.00%--6.50%, 11/15/07--3/15/29, with an aggregate market value of $10,250,649                      10,000,000
  10,000,000    Lehman Brothers Inc., 4.82%, 6/1/99, collateralized by $10,721,494
                  U.S. Government Obligations, with an aggregate market value of $10,201,494                          10,000,000
     272,473    Merrill Lynch & Co., 4.68%, 6/1/99, collateralized by $702,742
                  U.S. Government Securities, Securities, 3.38%, 1/15/07--6/1/17, with an aggregate market
                  value of $277,928                                                                                      272,473
  10,000,000    Salomon Smith Barney Holdings, 4.90%, 6/1/99, collateralized by $10,970,804
                  U.S. Government Agency Securities,
                  5.50%--10.50%, 2/1/00--5/1/31, with an aggregate market value of $10,217,094                        10,000,000
                                                                                                                 ---------------

TOTAL REPURCHASE AGREEMENTS (COST $130,519,632)                                                                      130,519,632
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $285,965,298)                                                                   $   283,986,031
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                 STRATEGIC VALUE BOND PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (6.6%)
   3,000,000    Aesop Funding II LLC, Series 1998-1 A, 6.14% V/R, 5/20/06+                                       $     2,965,035
   3,500,000    Chevy Chase Master Credit Card Trust, Series 1998, Class A, 5.27% V/R, 10/16/06                        3,510,273
   2,879,183    Green Tree Financial Corp.,
                  Series 1997-7 A8, 6.86%, 9/15/16                                                                     2,852,565
   2,000,000    Loop Funding Master Trust I,
                  Series 1997-AER, Class B1, 5.37% V/R, 12/26/07+                                                      1,988,750
   2,000,000    Oakwood Mortgage Investors, Inc.,
                  Series 1995-A, Class A3, 7.10% V/R, 9/15/20                                                          2,044,570
   2,000,000    Rental Car Finance Corp., Series 1997-1 B3, 6.70% V/R, 9/25/07                                         1,934,063
     989,264    Sequoia Mortgage Trust, Series 2, Class A1, 6.04% V/R, 10/25/24                                          986,791
                                                                                                                 ---------------

TOTAL ASSET BACKED SECURITIES (COST $16,400,346)                                                                      16,282,047
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.9%)
   1,913,891    AMBS, Series CS-1012 1, 7.06% V/R, 7/25/02                                                       $     1,939,310
   2,300,000    GNMA, Series 1998-14, Class PD, 6.00%, 6/20/23                                                         2,240,361
   4,000,000    Merrill Lynch Mortgage Investors, Inc.,
                  Series 1997-CI, Class A3, 7.12%, 6/18/29                                                             4,095,460
   1,500,000    Saco I, Inc.,
                  Series 1997-2, Class 1A2, 7.00% V/R, 8/25/36                                                         1,504,922
   1,628,896    Vendee Mortgage Trust, Series 1992-2,
                  Class G, 7.25%, 2/15/19                                                                              1,664,970
   4,500,000    Vendee Mortgage Trust, Series 1994-1,
                  Class 2E, 6.50%, 1/15/17                                                                             4,468,703
   3,500,000    Vendee Mortgage Trust, Series 1996-2,
                  Class 1E, 6.75%, 5/15/20                                                                             3,500,753
                                                                                                                 ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $19,650,305)                                                                                                  19,414,470
                                                                                                                 ---------------
CORPORATE BONDS & NOTES (45.2%)
     750,000    AK Steel Corp., 9.13%, 12/15/06                                                                          781,875
   1,250,000    American Standard Cos. Inc., 7.13%, 2/15/03                                                            1,209,375
   2,000,000    AmSouth Bancorp, 6.13%, 3/1/09                                                                         1,887,928
   2,500,000    Applied Materials Inc., 7.00%, 9/6/05                                                                  2,490,298
     525,000    Aramark Corp., 6.75%, 8/2/04                                                                             515,537
   1,000,000    Atlas Air, Inc., 9.25%, 4/15/08                                                                          975,000
   3,000,000    BankAmerica Corp., 5.57% V/R, 1/15/27                                                                  2,917,614
   1,000,000    Barrett Resources Corp., 7.55%, 2/1/07                                                                   947,090
   2,000,000    Bausch & Lomb, Inc., 6.75%, 12/15/04                                                                   1,974,646
     500,000    Buckeye Technologies Inc., 8.50%, 12/15/05                                                               505,000
   1,000,000    Calenergy Co., Inc., 7.23%, 9/15/05                                                                    1,001,760
     500,000    Calpine Corp., 7.63%, 4/15/06                                                                            491,250
     500,000    Chancellor Media Group, 9.38%, 10/1/04                                                                   516,250
   3,000,000    Charles Schwab Corp., 6.88%, 9/2/03                                                                    3,047,037
   1,000,000    Charter Comm. Holdings LLC, 8.63%, 4/1/09+                                                               980,000
   3,000,000    Chase Capital, 5.62% V/R, 8/1/28                                                                       2,926,476
   2,681,198    Continental Airlines, 6.80%, 7/2/07                                                                    2,644,774
     500,000    CSC Holdings, Inc., 7.25%, 7/15/08                                                                       494,375
   3,000,000    Dell Computer Corp., 7.10%, 4/15/28                                                                    2,902,563
   3,000,000    Equitable Life Assurance Society, 6.95%, 12/1/05+                                                      3,035,919
   2,000,000    Farmers Exchange Capital, 7.20%, 7/15/48+                                                              1,872,822
   1,944,060    Federal Express, Series 97-B, 7.52%, 1/15/18                                                           2,029,745
     500,000    Federal-Mogul Corp., 7.50%, 7/1/04                                                                       490,318
   2,500,000    First Bank Systems, Inc., 8.00%, 7/2/04                                                                2,668,230
   2,000,000    Genfinance Luxembourg SA, 5.69% V/R, 5/29/49                                                           1,970,000
     500,000    Golden State Holdings, 7.13%, 8/1/05                                                                     486,293
   1,000,000    Gulf Canada Resources Ltd., 8.35%, 8/1/06                                                                997,500
     500,000    HMH Properties, Series A, 7.88%, 8/1/05                                                                  476,250
   1,000,000    Hyundai Semiconductor, 8.25%, 5/15/04                                                                    850,038
     500,000    Imax Corp., 7.88%, 12/1/05                                                                               487,500
   2,000,000    IMC Global, Inc., 7.63%, 11/1/05                                                                       2,042,426
     500,000    Level 3 Communications, Inc., 9.13%, 5/1/08#                                                             490,000
   2,000,000    Levi Strauss & Co., 6.80%, 11/1/03+                                                                    1,877,058
   2,500,000    Lincoln National Corp., 7.00%, 3/15/18                                                                 2,444,310

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     500,000    Lyondell Chemical Co., 9.63%, 5/1/07+**                                                          $       507,500
   1,000,000    Mallinckrodt, Inc., 6.30%, 3/15/01+                                                                      989,074
   4,700,000    Massachusetts Institute of Technology, 7.25%, 11/2/96                                                  4,877,735
     750,000    MGM Grand Inc., 6.95%, 2/1/05                                                                            704,200
   1,000,000    Nabisco, Inc., 6.00%, 2/15/11                                                                            992,685
     500,000    Nextel Communications, 9.75%, 2/15/02                                                                    512,500
     500,000    Niagara Mohawk Power, 7.38%, 7/1/03                                                                      501,137
     700,000    Northwest Airlines Corp., 6.81%, 2/1/20                                                                  683,974
   1,000,000    Northwest Airlines Corp., 8.38%, 3/15/04                                                                 990,458
   2,225,000    Old Kent Financial Corp., 6.63%, 11/15/05                                                              2,198,231
   2,500,000    Oracle Corp., 6.72%, 2/15/04                                                                           2,497,675
     750,000    Outdoor Systems, Inc., 8.88%, 6/15/05                                                                    787,500
   1,000,000    Owens-Illnois, Inc., 7.85%, 5/15/04                                                                    1,011,549
     750,000    Packaging Resources, Inc., 11.63%, 5/1/02                                                                768,750
   2,000,000    Pep Boys, 6.71%, 11/3/04                                                                               1,876,998
   1,400,000    Potomac Capital Investment, 7.05%, 10/2/01+                                                            1,399,475
   1,250,000    Premier Parks, Inc., 9.25%, 4/1/06                                                                     1,275,000
   1,750,000    Prudential Insurance Co., 7.65%, 7/1/07+                                                               1,826,143
     750,000    Qwest Communications International, Inc., 7.50%, 11/1/08                                                 753,750
   1,000,000    R&B Falcon Corp., 6.75%, 4/15/05                                                                         820,000
     500,000    Randall's Food Markets, 9.38%, 7/1/07                                                                    541,250
   1,000,000    Regal Cinemas, Inc., 9.50%, 6/1/08                                                                       952,500
   2,500,000    Reinsurance Group of America, 7.25%, 4/1/06+                                                           2,499,625
   2,500,000    Reliastar Financial Corp., 7.13%, 3/1/03                                                               2,541,158
   3,000,000    Royal Carribbean Cruises, 7.13%, 9/18/02                                                               3,016,749
     500,000    Special Devices, Inc., 11.38%, 12/15/07                                                                  505,000
   2,500,000    Susa Partnership LP, 8.20%, 6/1/17                                                                     2,456,243
   1,000,000    Teekay Shipping Corp., 8.32%, 2/1/08                                                                     966,250
   1,000,000    Tenet Healthcare Corp., 7.88%, 1/15/03                                                                   990,000
   2,500,000    Tenneco, Inc., 10.08%, 2/1/01                                                                          2,632,823
   2,500,000    Terra Nova (U.K.) Holdings, 7.20%, 8/15/07                                                             2,453,830
   1,875,000    Texas Utilities Co., 6.20%, 10/1/02                                                                    1,862,829
   1,400,000    Tommy Hilfiger, 6.50%, 6/1/03                                                                          1,364,790
   1,500,000    Toro Co., 7.13%, 6/15/07                                                                               1,402,593
   1,250,000    Tricon Global Restaurant, 7.65%, 5/15/08                                                               1,246,488
   1,000,000    Triton Energy Ltd. Corp., 8.75%, 4/15/02                                                                 990,000
   3,500,000    Van Kampen, CLO-I, 5.30% V/R, 10/8/07                                                                  3,545,885
   2,000,000    Whitman Corp., 7.29%, 9/15/26                                                                          2,067,620
   2,000,000    Williams Cos., Inc., 6.13%, 2/15/02                                                                    1,970,524
                                                                                                                 ---------------

TOTAL CORPORATE BONDS & NOTES (COST $113,951,230)                                                                    111,407,748
                                                                                                                 ---------------
GOVERNMENT AGENCY BONDS & NOTES (4.4%)
   7,350,000    FNMA, 6.16%, 8/7/28#                                                                                   7,006,395
   4,000,000    FNMA, 6.25%, 5/15/29#                                                                                  3,946,520
                                                                                                                 ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES
  (COST $10,823,842)                                                                                                  10,952,915
                                                                                                                 ---------------
INVESTMENT IN LIMITED PARTNERSHIP (0.3%)
     743,000    PPM America CBO II***                                                                                    847,167
                                                                                                                 ---------------

TOTAL INVESTMENT IN LIMITED PARTNERSHIP (COST $743,000)                                                                  847,167
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------
MORTGAGE BACKED SECURITIES (24.2%)
FNMA (13.2%)
   5,000,000    6.00%, 5/18/29                                                                                   $     4,879,688
   2,479,705    Pool 380268, 6.18%, 8/1/08                                                                             2,440,952
   2,969,267    Pool 380268, 6.20%, 5/2/05                                                                             2,953,215
   1,965,851    Pool 380581, 7.13%, 6/1/04                                                                             2,025,099
   1,894,027    Pool 408118, 6.50%, 1/3/28                                                                             1,855,162
   2,423,005    Pool 415414, 6.50%, 2/1/28                                                                             2,371,661
   3,813,220    Pool 415714, 6.00%, 4/1/28                                                                             3,629,918
   2,848,295    Pool 417648, 6.00%, 2/1/13                                                                             2,783,952
   5,005,310    Pool 421825, 6.00%, 6/1/28                                                                             4,763,498
   2,945,828    Pool 486524, 6.50%, 2/1/29                                                                             2,883,406
   1,956,870    Pool 73919, 6.80%, 1/1/04                                                                              1,987,636
                                                                                                                 ---------------

TOTAL FNMA (COST $33,077,972)                                                                                         32,574,187
                                                                                                                 ---------------
GNMA (11.0%)
   2,694,835    Pool 345066, 6.50%, 10/15/23                                                                           2,650,451
   2,742,933    Pool 346960, 6.50%, 12/15/23                                                                           2,697,757
   2,450,434    Pool 354692, 6.50%, 11/15/23                                                                           2,410,075
   3,045,270    Pool 361398, 6.50%, 1/15/24                                                                            2,991,034
   3,198,405    Pool 366641, 6.50%, 11/15/23                                                                           3,145,727
   3,333,622    Pool 473918, 7.00%, 4/15/28                                                                            3,343,356
   9,870,713    Pool 780626, 7.00%, 3/23/29                                                                            9,902,984
                                                                                                                 ---------------

TOTAL GNMA (COST $27,608,427)                                                                                         27,141,384
                                                                                                                 ---------------
TOTAL MORTGAGE BACKED SECURITIES (COST $60,686,399)                                                                   59,715,571
                                                                                                                 ---------------
MUNICIPAL BONDS & NOTES (3.4%)
   2,000,000    Hudson County, NJ, Import Authority Facilities, Leasing RV FSA insured, 7.40%, 12/1/25                 2,136,188
   3,160,000    New York, NY, GO Bonds, 6.10%, 8/1/01                                                                  3,198,719
   1,045,000    Washington State, GO Bonds, State Housing Trust Fund, Series T, 6.60%, 1/1/03                          1,065,590
   2,010,000    Western Minnesota, Power Agency RV,
                  Series A, AMBAC insured, 6.33%, 1/1/02                                                               2,021,698
                                                                                                                 ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $8,287,371)                                                                        8,422,195
                                                                                                                 ---------------
U.S. TREASURY OBLIGATIONS (5.7%)
  13,000,000    U.S. Treasury Bonds, 6.75%, 8/15/26#                                                                  14,145,626
                                                                                                                 ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $15,310,391)                                                                    14,145,626
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (2.3%)
   5,166,334    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $5,166,334)**                                          5,166,334
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $251,019,218)                                                                   $   246,354,082
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                        INDEX PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (96.7%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
      39,700    Pioneer Hi-Bred International, Inc.                                                              $     1,488,750
                                                                                                                 ---------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

AMUSEMENT & RECREATION SERVICES (0.6%)
      21,000    Harrah's Entertainment, Inc.#                                                                    $       454,131
     340,800    Walt Disney Co.#                                                                                       9,925,806
                                                                                                                 ---------------
                                                                                                                      10,379,937
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES (0.6%)
      94,500    Gap, Inc.                                                                                              5,912,156
      37,500    Limited, Inc.                                                                                          1,832,817
      23,600    Nordstrom, Inc.#                                                                                         837,800
      53,500    TJX Cos., Inc.                                                                                         1,605,000
                                                                                                                 ---------------
                                                                                                                      10,187,773
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (0.1%)
      10,700    Liz Claiborne, Inc.#                                                                                     385,200
      19,900    V.F. Corp.                                                                                               915,400
                                                                                                                 ---------------
                                                                                                                       1,300,600
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.1%)
      24,900    Autozone, Inc.*                                                                                          720,549
       8,700    Pep Boys--Manny, Moe & Jack                                                                              164,219
                                                                                                                 ---------------
                                                                                                                         884,768
                                                                                                                 ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
      11,900    Ryder System, Inc.                                                                                       285,600
                                                                                                                 ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (0.0%)
       9,900    Centex Corp.#                                                                                            366,922
       8,000    Kaufman & Broad Home Corp.                                                                               193,006
       7,200    Pulte Corp.                                                                                              171,454
                                                                                                                 ---------------
                                                                                                                         731,382
                                                                                                                 ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (1.0%)
     244,400    Home Depot, Inc.                                                                                      13,900,255
      67,984    Lowe's Cos., Inc.                                                                                      3,530,925
                                                                                                                 ---------------
                                                                                                                      17,431,180
                                                                                                                 ---------------
BUSINESS SERVICES (7.7%)
      59,500    3Com Corp.*                                                                                            1,636,250
      10,100    Adobe Systems, Inc.                                                                                      748,666
     170,300    America Online, Inc.#                                                                                 20,329,563
       9,800    Autodesk, Inc.                                                                                           270,731
     102,100    Automatic Data Processing, Inc.                                                                        4,205,249
      39,100    BMC Software, Inc.*                                                                                    1,933,006
      28,500    Cabletron Systems, Inc.*                                                                                 423,942
     127,400    Cendant Corp.                                                                                          2,348,941
      23,700    Ceridian Corp.                                                                                           782,100
      89,301    Computer Associates International, Inc.                                                                4,225,008
      26,300    Computer Sciences Corp.*                                                                               1,701,288
      60,900    Compuware Corp.*                                                                                       1,891,707
      81,700    Electronic Data Systems Corp.                                                                          4,595,625
      24,400    Equifax, Inc.                                                                                            878,400
      73,400    First Data Corp.                                                                                       3,298,417
      52,800    IMS Health, Inc.                                                                                       1,300,200

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUSINESS SERVICES (continued)

      23,100    Interpublic Group of Cos., Inc.                                                                  $     1,749,828
      45,922    McKesson HBOC, Inc.#                                                                                   1,564,217
     836,800    Microsoft Corp.*                                                                                      67,518,113
      56,000    Novell, Inc.*                                                                                          1,316,000
      27,900    Omnicom Group, Inc.                                                                                    1,953,000
     238,625    Oracle Corp.*                                                                                          5,920,884
      44,400    Parametric Technology Co.*                                                                               616,052
      38,600    PeopleSoft, Inc.*                                                                                        624,838
       4,400    Shared Medical Systems Corp.#                                                                            289,300
     127,600    Sun Microsystems, Inc.*                                                                                7,624,100
      30,900    US Trust, Inc.                                                                                           942,450
                                                                                                                 ---------------
                                                                                                                     140,687,875
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS (11.5%)
     251,600    Abbott Laboratories                                                                                   11,369,183
      38,000    Air Products and Chemicals, Inc.                                                                       1,558,000
       9,500    Alberto Culver Co.                                                                                       251,159
      10,900    Allergan, Inc.#                                                                                        1,013,700
      16,500    ALZA Corp.*#                                                                                             588,846
      43,600    Avon Products, Inc.                                                                                    2,155,481
      47,400    Baxter International, Inc.                                                                             3,060,267
     329,400    Bristol-Myers Squibb Co.                                                                              22,605,076
      19,500    Clorox Co.                                                                                             1,968,285
      48,500    Colgate-Palmolive Co.                                                                                  4,843,939
      36,700    Dow Chemical Co.                                                                                       4,459,050
     186,600    E.I. du Pont de Nemours & Co.                                                                         12,210,642
      13,100    Eastman Chemical Co.                                                                                     663,194
      21,500    Ecolab, Inc.                                                                                             913,750
     182,300    Eli Lilly & Co.                                                                                       13,023,060
       5,400    FMC Corp.                                                                                                357,417
      12,300    Goodrich (B.F.) Co.#                                                                                     498,150
       9,800    Great Lakes Chemical Corp.                                                                               442,841
      16,600    Hercules, Inc.#                                                                                          579,965
      17,500    International Flavors & Fragrances, Inc.                                                                 719,693
     222,900    Johnson & Johnson                                                                                     20,646,119
      11,800    Mallinckrodt, Inc.                                                                                       408,582
     395,000    Merck & Co., Inc.                                                                                     26,662,500
     103,900    Monsanto Co.#                                                                                          4,311,850
      20,100    Morton International, Inc.                                                                               783,900
      10,900    Nalco Chemical Co.                                                                                       365,150
     215,200    Pfizer, Inc.                                                                                          23,026,400
      84,200    Pharmacia & Upjohn, Inc.                                                                               4,667,841
      29,100    PPG Industries, Inc.                                                                                   1,766,008
      26,100    Praxair, Inc.                                                                                          1,274,010
     220,100    Procter & Gamble Co.                                                                                  20,551,840
      27,800    Rohm & Haas Co.#                                                                                       1,115,479
     243,600    Schering-Plough Corp.#                                                                                10,977,226
      28,500    Sherwin-Williams Co.                                                                                     878,163
      16,600    Sigma Aldrich                                                                                            531,200
      22,000    Union Carbide Corp.#                                                                                   1,128,878
      12,200    W.R. Grace & Co.*                                                                                        217,314
     136,200    Warner-Lambert Co.                                                                                     8,444,400
      15,800    Watson Pharmaceuticals, Inc.*                                                                            605,338
                                                                                                                 ---------------
                                                                                                                     211,643,896
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

COMMUNICATIONS (9.6%)
      94,900    Airtouch Communications, Inc.*                                                                   $     9,537,450
      45,600    Alltel Corp.                                                                                           3,268,953
     182,200    Ameritech Corp.                                                                                       11,991,044
     521,661    AT&T Corp. #                                                                                          28,951,854
     257,374    Bell Atlantic Corp.                                                                                   14,091,230
     323,300    BellSouth Corp.                                                                                       15,255,723
     117,100    CBS Corp.                                                                                              4,888,925
      22,800    CenturyTel, Inc.                                                                                         873,525
      53,600    Clear Channel Communications, Inc.#                                                                    3,540,952
     122,600    Comcast Corp.--Class A#                                                                                4,720,100
      28,400    Frontier Corp.                                                                                         1,494,553
     160,000    GTE Corp.                                                                                             10,090,004
      11,900    King World Productions, Inc.                                                                             397,164
     303,895    MCI Worldcom, Inc.*#                                                                                  26,248,937
     100,600    MediaOne Group, Inc.*                                                                                  7,431,833
      47,700    Nextel Communications, Inc.*#                                                                          1,758,940
     324,300    SBC Communications, Inc.                                                                              16,579,840
      74,100    Sprint Corp. (FON Group)                                                                               8,354,775
      72,900    Sprint Corp. (PCS Group)*                                                                              3,280,500
      83,419    US West, Inc.                                                                                          4,509,841
                                                                                                                 ---------------
                                                                                                                     177,266,143
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (6.8%)
      29,550    AmSouth Bancorp.                                                                                         838,482
     286,874    Bank of America Corp.                                                                                 18,557,171
     126,100    Bank of New York Co., Inc.                                                                             4,508,075
     194,938    Bank One Corp.                                                                                        11,026,182
      49,100    BankBoston Corp.                                                                                       2,326,114
      15,800    Bankers Trust Corp.                                                                                    1,462,490
      51,500    BB&T Corp.#                                                                                            1,879,750
     140,300    Chase Manhattan Corp.                                                                                 10,171,750
      25,800    Comerica, Inc.                                                                                         1,559,289
      44,100    Fifth Third Bancorp                                                                                    3,007,069
     164,286    First Union Corp.                                                                                      7,567,430
     114,300    Firstar Corp.#                                                                                         3,293,268
      94,200    Fleet Financial Group, Inc.                                                                            3,873,976
       9,500    Golden West Financial Corp.                                                                              901,320
      34,930    Huntington Bancshares, Inc.                                                                            1,209,453
      28,900    J.P. Morgan & Co., Inc.                                                                                4,026,134
      75,400    KeyCorp                                                                                                2,620,150
      86,600    Mellon Bank Corp.                                                                                      3,090,540
      26,100    Mercantile Bancorp                                                                                     1,525,220
      54,100    National City Corp.                                                                                    3,580,747
      18,500    Northern Trust Corp.                                                                                   1,671,939
      49,900    PNC Bank Corp.                                                                                         2,856,775
      36,700    Regions Financial Corp.                                                                                1,390,015
      17,700    Republic New York Corp.                                                                                1,202,499
      27,400    SouthTrust Corp.                                                                                       1,066,888
      26,600    State Street Corp.                                                                                     2,028,250
      28,700    Summit Bancorp#                                                                                        1,174,907
      53,100    Suntrust Banks, Inc.                                                                                   3,584,250
      44,250    Synovus Financial Corp.                                                                                  890,532
     120,778    U.S. Bancorp                                                                                           3,925,288
      22,800    Union Planters Corp.                                                                                     941,926
      33,600    Wachovia Corp.                                                                                         2,965,200

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
DEPOSITORY INSTITUTIONS (continued)

      98,336    Washington Mutual, Inc.                                                                          $     3,755,214
     272,600    Wells Fargo & Co.                                                                                     10,904,000
                                                                                                                 ---------------
                                                                                                                     125,382,293
                                                                                                                 ---------------
EATING & DRINKING PLACES (0.6%)
      22,800    Darden Restaurants, Inc.                                                                                 485,926
     224,400    McDonald's Corp.                                                                                       8,639,400
      25,350    Tricon Global Restaurants, Inc.*                                                                       1,476,641
      20,700    Wendy's International, Inc.                                                                              564,075
                                                                                                                 ---------------
                                                                                                                      11,166,042
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES (3.1%)
      31,600    AES Corp.#                                                                                             1,572,100
      22,800    Ameren Corp.                                                                                             933,378
      31,800    American Electric Power Co.                                                                            1,379,332
      26,200    Browning-Ferris Industries                                                                             1,087,300
      25,100    Carolina Power & Light Co.                                                                             1,098,125
      35,300    Central & Southwest Corp.                                                                                908,975
      26,300    CINergy Corp.                                                                                            897,493
      19,500    CMS Energy Corp.#                                                                                        906,750
      35,300    Coastal Corp.                                                                                          1,361,260
      13,850    Columbia Energy Group                                                                                    740,975
      38,600    Consolidated Edison Co.                                                                                1,874,514
      15,900    Consolidated Natural Gas Co.                                                                             945,059
      24,700    Constellation Energy Group                                                                               770,334
      32,400    Dominion Resources, Inc.                                                                               1,399,278
      24,000    DTE Energy Co.                                                                                         1,045,502
      60,000    Duke Energy Corp.                                                                                      3,618,751
       3,700    Eastern Enterprises                                                                                      128,347
      58,500    Edison International                                                                                   1,608,750
      58,200    Enron Corp.                                                                                            4,154,037
      40,800    Entergy Corp.#                                                                                         1,323,451
      39,300    FirstEnergy Corp.                                                                                      1,250,234
      29,900    FPL Group, Inc.                                                                                        1,739,810
      21,200    GPU, Inc.                                                                                                923,527
      54,800    Laidlaw, Inc.                                                                                            383,600
      19,000    New Century Energies, Inc.                                                                               768,314
      31,100    Niagara Mohawk Holdings, Inc.                                                                            462,618
       7,900    Nicor, Inc.                                                                                              297,241
      25,300    Northern States Power Co.#                                                                               659,387
       5,200    Oneok, Inc.                                                                                              156,000
      49,300    PacifiCorp                                                                                               896,647
      37,100    Peco Energy Co.                                                                                        1,815,583
       5,800    People's Energy Corp.                                                                                    223,300
      63,400    PG&E Corp.                                                                                             2,139,750
      25,100    PP&L Resources, Inc.                                                                                     753,000
      37,000    Public Service Enterprise Group, Inc.                                                                  1,551,688
      47,224    Reliant Energy, Inc.                                                                                   1,440,335
      39,850    Sempra Energy#                                                                                           856,781
      18,300    Sonat, Inc.                                                                                              648,511
     115,600    Southern Co.                                                                                           3,280,159
      46,822    Texas Utilities Co.                                                                                    2,106,990
      99,267    Waste Management, Inc.                                                                                 5,248,478
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

      70,900    Williams Cos., Inc.                                                                              $     3,673,507
                                                                                                                 ---------------
                                                                                                                      59,029,171
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (8.5%)
      24,000    Advanced Micro Devices, Inc.                                                                             444,000
      13,700    Andrew Corp.*                                                                                            212,351
      36,000    Ascend Communications, Inc.*                                                                           3,336,751
      15,700    Cooper Industries, Inc.                                                                                  778,134
      72,500    Emerson Electric Co.                                                                                   4,630,939
     543,300    General Electric Co.                                                                                  55,246,827
      27,700    General Instrument Corp.*                                                                              1,071,646
      13,100    Harris Corp.                                                                                             495,347
       9,300    Honeywell, Inc.                                                                                          880,014
     552,800    Intel Corp.                                                                                           29,885,753
      23,500    LSI Logic Corp.*                                                                                         870,970
     438,200    Lucent Technologies, Inc.#                                                                            24,922,630
      14,900    Maytag Corp.                                                                                           1,051,382
      41,000    Micron Technology, Inc.                                                                                1,555,438
      99,500    Motorola, Inc.                                                                                         8,239,848
      27,700    National Semiconductor Corp.*                                                                            536,691
       6,900    National Service Industries                                                                              254,009
     109,980    Nortel Networks Corp.#                                                                                 8,248,500
      12,800    Raychem Corp.                                                                                            444,800
      12,500    Scientific-Atlanta, Inc.                                                                                 441,407
      64,400    Tellabs, Inc.*                                                                                         3,767,400
      64,600    Texas Instruments, Inc.#                                                                               7,065,627
       9,400    Thomas & Betts Corp.#                                                                                    402,441
      12,600    Whirlpool Corp.                                                                                          812,700
                                                                                                                 ---------------
                                                                                                                     155,595,605
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.1%)
      27,400    Dun & Bradstreet Corp.                                                                                   959,000
       7,500    EG&G, Inc.                                                                                               222,659
      40,650    Paychex, Inc.                                                                                          1,204,257
                                                                                                                 ---------------
                                                                                                                       2,385,916
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (0.8%)
       5,100    Ball Corp.                                                                                               248,312
      11,350    Crane Co.                                                                                                341,209
      20,300    Crown Cork & Seal Co., Inc.                                                                              636,916
      22,200    Danaher Corp.                                                                                          1,341,714
      28,300    Fortune Brands, Inc.                                                                                   1,156,770
     183,900    Gillette Co.                                                                                           9,378,900
      17,950    Parker-Hannifin Corp.                                                                                    784,194
      10,900    Snap-On, Inc.                                                                                            394,447
      14,700    Stanley Works                                                                                            478,673
                                                                                                                 ---------------
                                                                                                                      14,761,135
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS (4.5%)
       6,100    Adolph Coors Co.                                                                                         289,750
      79,300    Anheuser-Busch Cos., Inc.                                                                              5,793,863
      98,077    Archer Daniels Midland Co.                                                                             1,471,157

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
FOOD & KINDRED PRODUCTS (continued)

      47,400    Bestfoods, Inc.                                                                                  $     2,370,000
      11,400    Brown-Forman Corp.                                                                                       760,241
      73,700    Campbell Soup Co.#                                                                                     3,252,014
     408,700    Coca-Cola Co.#                                                                                        27,919,325
      70,400    Coca-Cola Enterprises, Inc.                                                                            2,552,000
      81,200    ConAgra, Inc.#                                                                                         2,116,280
      25,400    General Mills, Inc.                                                                                    2,041,530
      60,000    Heinz (H.J.) Co.                                                                                       2,898,753
      23,700    Hershey Foods Corp.                                                                                    1,285,725
      67,200    Kellogg Co.                                                                                            2,331,006
     243,200    PepsiCo, Inc.                                                                                          8,709,603
      22,600    Quaker Oats Co.                                                                                        1,493,016
      54,400    Ralston-Ralston Purina Group                                                                           1,482,400
      53,800    RJR Nabisco Holdings Corp.                                                                             1,664,439
     151,100    Sara Lee Corp.                                                                                         3,626,400
      66,100    Seagram Co. Ltd.#                                                                                      3,433,070
      94,824    Unilever NV--NY Shares#                                                                                6,193,023
      19,300    Wrigley (Wm) Jr. Co.#                                                                                  1,680,310
                                                                                                                 ---------------
                                                                                                                      83,363,905
                                                                                                                 ---------------
FOOD STORES (0.7%)
      40,700    Albertson's, Inc.#                                                                                     2,177,450
      45,600    American Stores Co.                                                                                    1,504,800
       6,400    Great Atlantic & Pacific Tea Co.                                                                         209,600
      68,200    Kroger Co.*#                                                                                           3,993,970
      80,600    Safeway, Inc.*#                                                                                        3,747,900
      24,600    Winn-Dixie Stores, Inc.#                                                                                 880,992
                                                                                                                 ---------------
                                                                                                                      12,514,712
                                                                                                                 ---------------
FURNITURE & FIXTURES (0.1%)
      56,300    Masco Corp.                                                                                            1,608,074
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES (3.0%)
      18,100    Consolidated Stores Corp.*                                                                               622,190
      36,200    Costco Cos., Inc.*                                                                                     2,624,501
      73,100    Dayton Hudson Corp.                                                                                    4,605,300
      17,700    Dilliards, Inc.                                                                                          621,717
      36,689    Dollar General Corp.                                                                                     974,511
      34,800    Federated Department Stores, Inc.*#                                                                    1,896,600
      11,800    Harcourt General, Inc.#                                                                                  580,415
      43,700    J.C. Penney Co., Inc.                                                                                  2,258,746
      81,700    KMart Corp.                                                                                            1,256,143
      26,200    Kohl's Corp.*                                                                                          1,786,513
      58,050    May Department Stores Co.                                                                              2,514,293
      63,500    Sears, Roebuck and Co.                                                                                 3,036,097
     737,200    Wal-Mart Stores, Inc.#                                                                                31,423,150
                                                                                                                 ---------------
                                                                                                                      54,200,176
                                                                                                                 ---------------
HEALTH SERVICES (0.3%)
     107,000    Columbia HCA Healthcare Corp.                                                                          2,521,190
      18,400    HCR Manor Care, Inc.*                                                                                    492,200
      70,200    HEALTHSOUTH Corp.*#                                                                                      938,928
       5,631    Lifepoint Hospitals, Inc.*                                                                                56,310
      51,400    Tenet Healthcare Corp.*                                                                                1,259,300
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
HEALTH SERVICES (continued)

       5,631    Triad Hospitals, Inc.*                                                                           $        57,018
                                                                                                                 ---------------
                                                                                                                       5,324,946
                                                                                                                 ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.1%)
      12,500    Fluor Corp.                                                                                              465,625
       6,800    Foster Wheeler Corp.                                                                                      93,500
      44,900    Halliburton Co.                                                                                        1,857,738
                                                                                                                 ---------------
                                                                                                                       2,416,863
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.1%)
      53,183    Conseco, Inc.#                                                                                         1,625,409
                                                                                                                 ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.1%)
      16,600    Circuit City Stores                                                                                    1,192,091
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.2%)
      43,300    Hilton Hotels Corp.                                                                                      595,375
      40,200    Marriott International--Class A                                                                        1,530,115
      32,600    Mirage Resorts, Inc.*                                                                                    668,300
                                                                                                                 ---------------
                                                                                                                       2,793,790
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (8.3%)
      22,600    Apple Computer, Inc.*#                                                                                   995,814
      61,200    Applied Materials, Inc.*                                                                               3,362,180
      54,270    Baker Hughes, Inc.                                                                                     1,689,160
      14,500    Black & Decker Corp.                                                                                     825,597
       3,900    Briggs & Stratton Corp.                                                                                  243,750
      15,200    Brunswick Corp.                                                                                          364,800
      12,300    Case Corp.                                                                                               578,100
      59,500    Caterpillar, Inc.                                                                                      3,265,066
       6,400    Cincinnati Milacron, Inc.                                                                                136,400
     261,800    Cisco Systems, Inc.*                                                                                  28,503,477
     279,693    Compaq Computer Corp.                                                                                  6,625,232
       7,000    Cummins Engine Co., Inc.                                                                                 354,381
       8,300    Data General Corp.*                                                                                      108,944
      39,500    Deere & Co.                                                                                            1,503,469
     421,800    Dell Computer Corp.*#                                                                                 14,525,738
      37,000    Dover Corp.                                                                                            1,394,442
      83,200    EMC Corp.*                                                                                             8,288,804
      25,900    Gateway 2000, Inc.*#                                                                                   1,575,045
      28,000    Halliburton Co.                                                                                        1,158,504
       7,900    Harnischfeger Industries, Inc.                                                                            56,783
     168,300    Hewlett-Packard Co.                                                                                   15,872,797
     306,000    IBM Corp.                                                                                             35,591,627
      27,200    Ingersoll-Rand Co.                                                                                     1,732,302
       9,800    McDermott International, Inc.                                                                            251,130
      20,700    Pall Corp.                                                                                               415,296
      45,200    Pitney Bowes, Inc.                                                                                     2,881,500
      40,400    Seagate Technology, Inc.*                                                                              1,219,576
      31,100    Silicon Graphics, Inc.*                                                                                  384,869
      41,700    Solectron Corp.*                                                                                       2,283,075
      16,400    Tandy Corp.                                                                                            1,353,000
      28,200    Tenneco, Inc.                                                                                            657,415
      10,300    Timken Co.                                                                                               211,798
     136,801    Tyco International Ltd.#                                                                              11,952,993

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

      43,300    Unisys Corp.*                                                                                    $     1,642,699
                                                                                                                 ---------------
                                                                                                                     152,005,763
                                                                                                                 ---------------
INSURANCE AGENTS, BROKERS & SERVICE (0.3%)
      42,300    Aon Corp.                                                                                              1,818,900
      27,700    Humana, Inc.                                                                                             347,982
      42,650    Marsh & McLennan Cos., Inc.                                                                            3,102,790
                                                                                                                 ---------------
                                                                                                                       5,269,672
                                                                                                                 ---------------
INSURANCE CARRIERS (4.7%)
      23,700    Aetna Life & Casualty, Inc.                                                                            2,152,259
      44,000    AFLAC, Inc.                                                                                            2,244,000
     136,000    Allstate Corp.                                                                                         4,955,503
      41,700    American General Corp.                                                                                 3,012,825
     203,607    American International Group, Inc.                                                                    23,274,711
      27,000    Chubb Corp.                                                                                            1,891,694
      34,200    CIGNA Corp.                                                                                            3,189,150
      27,700    Cincinnati Financial Corp.                                                                             1,140,896
     374,341    Citigroup, Inc.                                                                                       24,799,967
      38,700    Hartford Financial Services Group                                                                      2,447,775
      17,550    Jefferson-Pilot Corp.                                                                                  1,187,917
      16,700    Lincoln National Corp.                                                                                 1,699,225
      18,900    Loews Corp.                                                                                            1,536,809
      16,400    MBIA, Inc.                                                                                             1,120,330
      18,100    MGIC Investment Corp.                                                                                    871,065
      12,000    Progressive Corp.                                                                                      1,684,502
      22,400    Provident Companies, Inc.                                                                                875,001
      23,450    Providian Financial Corp.                                                                              2,249,738
      22,600    Safeco Corp.                                                                                             992,990
      39,156    St. Paul Cos., Inc.#                                                                                   1,392,492
      23,300    Torchmark Corp.                                                                                          777,640
      30,900    United Healthcare Corp.                                                                                1,799,925
      23,000    Unum Corp.                                                                                             1,237,690
                                                                                                                 ---------------
                                                                                                                      86,534,104
                                                                                                                 ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
      18,000    Louisiana-Pacific Corp.                                                                                  364,500
                                                                                                                 ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.9%)
       8,900    Bard (C.R.), Inc.                                                                                        406,622
       9,300    Bausch & Lomb, Inc.                                                                                      710,294
      41,200    Becton, Dickinson and Co.                                                                              1,596,500
      18,700    Biomet, Inc.                                                                                             746,835
      65,100    Boston Scientific Corp.*#                                                                              2,469,737
      53,700    Eastman Kodak Co.                                                                                      3,631,469
      49,900    Guidant Corp.                                                                                          2,495,000
      11,600    Honeywell, Inc.                                                                                        1,097,653
      14,100    Johnson Controls, Inc.                                                                                   889,186
      14,500    KLA-Tencor Corp.*                                                                                        659,750
      96,800    Medtronic, Inc.                                                                                        6,872,800
       7,300    Millipore Corp.                                                                                          243,644
       4,150    PE Corp--Celera Genomics Group*                                                                           70,550
       8,300    PE Corp--PE Biosystems Group                                                                             927,009
       7,300    Polaroid Corp.                                                                                           154,218
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)

      55,900    Raytheon Co., Class B                                                                            $     3,804,695
      13,900    St. Jude Medical, Inc.                                                                                   469,996
       7,750    Tektronix, Inc.                                                                                          179,703
      26,300    Thermo Electron Corp.                                                                                    502,992
     108,700    Xerox Corp.#                                                                                           6,107,590
                                                                                                                 ---------------
                                                                                                                      34,036,243
                                                                                                                 ---------------
METAL MINING (0.2%)
      61,800    Barrick Gold Corp.#                                                                                    1,066,050
      38,100    Battle Mountain Gold Co.                                                                                  92,870
      15,100    Cyprus Amax Minerals Co.                                                                                 189,697
      27,400    Freeport-McMoRan Copper & Gold, Inc., Class B                                                            387,031
      43,100    Homestake Mining Co.#                                                                                    336,720
      27,700    Newmont Mining Corp.                                                                                     493,407
      71,780    Placer Dome, Inc.#                                                                                       798,559
                                                                                                                 ---------------
                                                                                                                       3,364,334
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
      32,600    Hasbro, Inc.                                                                                             933,175
      15,100    ITT Industries, Inc.                                                                                     570,025
       5,800    Jostens, Inc.                                                                                            122,531
      69,100    Mattel, Inc.#                                                                                          1,826,837
       1,300    NACCO Industries, Inc.                                                                                    97,016
                                                                                                                 ---------------
                                                                                                                       3,549,584
                                                                                                                 ---------------
MISCELLANEOUS RETAIL (0.6%)
      64,600    CVS Corp.                                                                                              2,971,600
       6,500    Longs Drug Stores, Inc.                                                                                  226,284
      42,900    Rite Aid Corp.                                                                                         1,072,500
      76,400    Staples, Inc.*                                                                                         2,196,501
      41,600    Toys "R" Us, Inc.*                                                                                       959,403
     165,500    Walgreen Co.#                                                                                          3,847,875
                                                                                                                 ---------------
                                                                                                                      11,274,163
                                                                                                                 ---------------
MOTION PICTURES (0.1%)
      36,000    Unicom Corp.                                                                                           1,523,252
                                                                                                                 ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.4%)
      75,000    American Express Co.                                                                                   9,089,067
     120,694    Associates First Capital Corp.                                                                         4,948,454
      10,900    Capital One Financial Corp.                                                                            1,642,495
      18,700    Countrywide Credit Industries, Inc.                                                                      769,040
     171,900    Fannie Mae                                                                                            11,689,200
     112,500    Federal Home Loan Mortgage Corp.                                                                       6,560,157
      80,106    Household International, Inc.                                                                          3,474,602
     132,902    MBNA Corp.                                                                                             3,671,365
      27,400    SLM Holding Corp.                                                                                      1,137,100
      20,700    Transamerica Corp.                                                                                     1,518,863
                                                                                                                 ---------------
                                                                                                                      44,500,343
                                                                                                                 ---------------
OIL & GAS EXTRACTION (0.6%)
      21,000    Anadarko Petroleum Corp.                                                                                 787,500
      18,400    Apache Corp.                                                                                             662,400

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
OIL & GAS EXTRACTION (continued)

      29,452    Burlington Resources, Inc.                                                                       $     1,264,596
       8,200    Helmerich & Payne, Inc.                                                                                  191,164
      57,400    Occidental Petroleum Corp.                                                                             1,212,583
      13,900    Rowan Cos., Inc.                                                                                         234,570
      90,500    Schlumberger Ltd.                                                                                      5,446,975
      41,600    Union Pacific Resources Group, Inc.#                                                                     579,802
                                                                                                                 ---------------
                                                                                                                      10,379,590
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS (1.3%)
      19,300    Avery Dennison Corp.                                                                                   1,155,590
       8,700    Bemis Co., Inc.                                                                                          328,425
       9,400    Boise Cascade Corp.                                                                                      372,482
      15,800    Champion International Corp.                                                                             809,750
      36,500    Fort James Corp.                                                                                       1,336,819
      14,600    Georgia-Pacific Group                                                                                  1,261,988
      24,500    IKON Office Solutions, Inc.                                                                              341,473
      67,979    International Paper Co.#                                                                               3,398,950
      89,800    Kimberly-Clark Corp.                                                                                   5,270,145
      16,800    Mead Corp.                                                                                               627,903
      66,700    Minnesota Mining and Manufacturing Co.                                                                 5,719,525
       9,200    Temple-Inland, Inc.                                                                                      616,400
      16,600    Westvaco Corp.                                                                                           474,141
      33,000    Weyerhaeuser Co.                                                                                       2,048,064
      18,400    Willamette Industries, Inc.                                                                              779,703
                                                                                                                 ---------------
                                                                                                                      24,541,358
                                                                                                                 ---------------
PERSONAL SERVICES (0.1%)
      16,200    H&R Block, Inc.                                                                                          780,641
      45,300    Service Corp. International#                                                                             869,197
                                                                                                                 ---------------
                                                                                                                       1,649,838
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (5.1%)
      15,000    Amerada Hess Corp.                                                                                       899,066
      12,300    Ashland, Inc.                                                                                            501,225
      54,000    Atlantic Richfield Co.                                                                                 4,519,130
     108,200    Chevron Corp.                                                                                         10,028,792
     403,000    Exxon Corp.                                                                                           32,189,629
      14,336    Kerr-McGee Corp.                                                                                         666,629
     129,300    Mobil Corp.                                                                                           13,091,625
      42,200    Phillips Petroleum Co.                                                                                 2,212,867
     355,400    Royal Dutch Petroleum Co.--NY Registered Shares                                                       20,102,313
      15,500    Sunoco, Inc.                                                                                             471,783
      88,600    Texaco, Inc.#                                                                                          5,803,300
      40,000    Unocal Corp.                                                                                           1,590,000
      51,000    USX-Marathon Group, Inc.                                                                               1,526,817
                                                                                                                 ---------------
                                                                                                                      93,603,176
                                                                                                                 ---------------
PHARMACEUTICAL PREPARATIONS (1.0%)
     218,500    American Home Products Corp.                                                                          12,591,063
      84,400    Amgen, Inc.*                                                                                           5,338,300
                                                                                                                 ---------------
                                                                                                                      17,929,363
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES (0.5%)
      37,700    Alcan Aluminum Ltd.                                                                                    1,055,600
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PRIMARY METAL INDUSTRIES (continued)

      60,900    Alcoa, Inc.#                                                                                     $     3,349,500
      32,600    Allegheny Teledyne, Inc.                                                                                 666,264
       6,600    ASARCO, Inc.                                                                                             106,013
      21,600    Bethlehem Steel Corp.*                                                                                   179,551
      20,800    Engelhard Corp.                                                                                          421,200
      30,000    Inco Ltd.                                                                                                427,500
      14,500    Nucor Corp.                                                                                              724,096
       9,600    Phelps Dodge Corp.                                                                                       497,402
      10,700    Reynolds Metals Co.                                                                                      569,108
      14,600    USX-U.S. Steel Group, Inc.                                                                               393,292
      15,300    Worthington Industries, Inc.                                                                             196,035
                                                                                                                 ---------------
                                                                                                                       8,585,561
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.6%)
      11,600    American Greetings Corp.                                                                                 332,056
      13,300    Deluxe Corp.                                                                                             479,633
      15,500    Dow Jones & Co., Inc.                                                                                    813,750
      46,700    Gannett Co., Inc.                                                                                      3,374,075
      13,000    Knight-Ridder, Inc.#                                                                                     684,941
      32,700    McGraw-Hill Cos., Inc.                                                                                 1,696,313
       8,700    Meredith Corp.                                                                                           303,961
      30,200    New York Times Co.                                                                                     1,030,575
      22,300    R.R. Donnelley & Sons Co.                                                                                808,375
     203,400    Time Warner, Inc.#                                                                                    13,843,919
      12,000    Times Mirror Co.                                                                                         707,251
      19,700    Tribune Co.                                                                                            1,555,072
     115,400    Viacom, Inc.--Class B*                                                                                 4,442,900
                                                                                                                 ---------------
                                                                                                                      30,072,821
                                                                                                                 ---------------
RAILROAD TRANSPORTATION (0.5%)
      77,700    Burlington Northern Santa Fe Corp.                                                                     2,408,700
      36,000    CSX Corp.                                                                                              1,689,754
      18,200    Kansas City Southern Industries, Inc.                                                                  1,023,750
      62,800    Norfolk Southern Corp.                                                                                 2,056,700
      41,000    Union Pacific Corp.                                                                                    2,339,564
                                                                                                                 ---------------
                                                                                                                       9,518,468
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.6%)
       6,700    Armstrong World Industries                                                                               390,275
      12,600    Cooper Tire and Rubber Co.                                                                               299,250
      25,800    Goodyear Tire & Rubber Co.                                                                             1,539,943
      41,400    Illinois Tool Works, Inc.#                                                                             3,177,450
      46,528    Newell Rubbermaid, Inc.                                                                                1,884,390
      46,900    Nike, Inc.--Class B                                                                                    2,857,972
       9,400    Reebok International Ltd.                                                                                186,829
      13,853    Sealed Air Corp.*#                                                                                       860,619
       9,600    Tupperware Corp.                                                                                         213,600
                                                                                                                 ---------------
                                                                                                                      11,410,328
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES (1.4%)
      18,410    Bear Stearns Cos., Inc.                                                                                  816,944
      66,475    Charles Schwab Corp.                                                                                   7,033,886
      41,800    Franklin Resources, Inc.                                                                               1,818,300
      18,900    Lehman Brothers Holding, Inc.                                                                          1,032,413

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES (continued)

      58,800    Merrill Lynch & Co., Inc                                                                         $     4,939,200
      95,800    Morgan Stanley Dean Witter & Co.                                                                       9,244,703
                                                                                                                 ---------------
                                                                                                                      24,885,446
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.2%)
      40,500    Corning, Inc.                                                                                          2,212,319
       9,000    Owens Corning                                                                                            354,382
      25,700    Owens-Illinois, Inc.*                                                                                    783,850
                                                                                                                 ---------------
                                                                                                                       3,350,551
                                                                                                                 ---------------
TEXTILE MILL PRODUCTS (0.0%)
      12,000    Fruit of the Loom, Inc.*                                                                                 123,750
       5,900    Russell Corp.                                                                                            138,285
       2,900    Springs Industries, Inc.--Class A                                                                        114,918
                                                                                                                 ---------------
                                                                                                                         376,953
                                                                                                                 ---------------
TOBACCO PRODUCTS (0.9%)
     403,600    Philip Morris Cos., Inc.                                                                              15,563,826
                                                                                                                 ---------------
TRANSPORTATION BY AIR (0.5%)
      30,200    AMR Corp.*                                                                                             1,964,895
      23,500    Delta Airlines, Inc.#                                                                                  1,348,313
      49,000    FDX Corp.*                                                                                             2,698,068
      55,750    Southwest Airlines Co.                                                                                 1,787,486
      14,500    US Airways Group, Inc.                                                                                   704,157
                                                                                                                 ---------------
                                                                                                                       8,502,919
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT (2.8%)
      92,400    Allied-Signal, Inc.                                                                                    5,364,981
     155,520    Boeing Co.#                                                                                            6,570,726
      27,492    Dana Corp.                                                                                             1,419,280
      93,698    Delphi Automotive Systems Corp.*                                                                       1,838,818
      11,800    Eaton Corp.                                                                                            1,028,817
       5,700    Fleetwood Enterprises, Inc.                                                                              144,999
     200,600    Ford Motor Co.                                                                                        11,446,742
      21,000    General Dynamics Corp.                                                                                 1,380,750
     108,500    General Motors Corp.                                                                                   7,486,500
      65,000    Lockheed Martin Corp.#                                                                                 2,628,443
      11,000    Navistar International Corp.*                                                                            543,131
      11,400    Northrop Grumman Corp.                                                                                   769,500
      12,900    PACCAR, Inc.                                                                                             726,436
      31,500    Rockwell International Corp.                                                                           1,738,408
      26,200    Textron, Inc.                                                                                          2,333,442
      19,900    TRW, Inc.                                                                                                996,249
      74,800    United Technologies Corp.                                                                              4,642,280
                                                                                                                 ---------------
                                                                                                                      51,059,502
                                                                                                                 ---------------
WATER TRANSPORTATION (0.2%)
      98,700    Carnival Corp.                                                                                         4,046,700
                                                                                                                 ---------------
WHOLESALE TRADE--DURABLE GOODS (0.1%)
      29,800    Genuine Parts Co.                                                                                      1,003,889
      15,700    Grainger (W.W.), Inc.                                                                                    833,085
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                  INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
WHOLESALE TRADE--DURABLE GOODS (continued)

       4,800    Potlatch Corp.                                                                                   $       189,004
                                                                                                                 ---------------
                                                                                                                       2,025,978
                                                                                                                 ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
      45,100    Cardinal Health, Inc.                                                                                  2,722,913
      19,900    Supervalu, Inc.                                                                                          482,575
      55,200    Sysco Corp.                                                                                            1,638,755
                                                                                                                 ---------------
                                                                                                                       4,844,243
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $998,685,912)                                                                            1,770,416,611
                                                                                                                 ---------------
CORPORATE NOTES (0.2%)
   2,000,000    NationsBank Corp., 5.12% V/R, 7/1/04                                                                   2,012,006
   2,000,000    Spintab AB, 5.50% V/R, 12/20/04                                                                        2,000,000
                                                                                                                 ---------------

TOTAL CORPORATE NOTES (COST $3,991,069)                                                                                4,012,006
                                                                                                                 ---------------
UNIT INVESTMENT TRUST (0.0%)
       1,100    Standard and Poor's Depository Receipts (cost $141,212)                                                  143,223
                                                                                                                 ---------------
U.S. TREASURY BILLS (0.2%)
   2,130,000    3.96%--4.55% yield, 9/16/99                                                                            2,100,247
     265,000    4.46%--4.79% yield, 11/12/99                                                                             259,229
     785,000    4.44% yield, 4/27/00                                                                                     749,706
                                                                                                                 ---------------

TOTAL U.S. TREASURY BILLS (COST $3,115,832)                                                                            3,109,182
                                                                                                                 ---------------
TIME DEPOSITS (2.9%)
  52,735,996    Societe Generale, Grand Cayman, 4.50%, 6/1/99 (cost $52,735,996)                                      52,735,996
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,058,670,021)                                                                 $ 1,830,417,018
                                                                                                                 ---------------
                                                                                                                 ---------------
FINANCIAL FUTURES CONTRACTS++

                                                                 UNREALIZED
POSITION     CONTRACTS                    INDEX                  GAIN (LOSS)
---------  -------------  -------------------------------------  -----------
Long               162    S&P 500 Futures, Expiring June 18,
                            1999 (notional value $52,536,600)     $(935,700)

-----------------------------------------------------------------
                                                    INCOME EQUITY PORTFOLIO
-----------------------------------------------------------------
COMMON STOCK (98.8%)
BUSINESS SERVICES (1.8%)
   1,717,800    IMS Health, Inc.                                                                                 $    42,300,826
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS (13.5%)
   1,050,500    E.I. du Pont de Nemours & Co.                                                                         68,742,100
     520,750    Johnson & Johnson                                                                                     48,234,470
     574,800    Merck & Co., Inc.#                                                                                    38,799,000
   1,604,800    Morton International, Inc.                                                                            62,587,200
     530,400    Pfizer, Inc.                                                                                          56,752,800
     554,800    Procter & Gamble Co.                                                                                  51,804,450
                                                                                                                 ---------------
                                                                                                                     326,920,020
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              INCOME EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

COMMUNICATIONS (5.9%)
   1,669,800    AT&T Corp.#                                                                                      $    92,673,901
     782,600    GTE Corp.                                                                                             49,352,721
                                                                                                                 ---------------
                                                                                                                     142,026,622
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (4.2%)
     470,650    J.P. Morgan & Co., Inc.                                                                               65,567,439
   1,067,850    U.S. Bancorp                                                                                          34,705,125
                                                                                                                 ---------------
                                                                                                                     100,272,564
                                                                                                                 ---------------
EATING & DRINKING PLACES (1.9%)
   1,205,500    McDonald's Corp.                                                                                      46,411,750
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES (6.5%)
     543,000    Consolidated Natural Gas Co.                                                                          32,274,572
     740,600    PG&E Corp.#                                                                                           24,995,251
     604,100    Public Service Enterprise Group, Inc.                                                                 25,334,454
     876,350    Texas Utilities Co.                                                                                   39,435,750
     679,832    Waste Management, Inc.#                                                                               35,946,124
                                                                                                                 ---------------
                                                                                                                     157,986,151
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (8.1%)
     777,000    Emerson Electric Co.                                                                                  49,630,876
     550,978    General Electric Co.                                                                                  56,027,582
   1,566,292    Lucent Technologies, Inc.#                                                                            89,082,870
                                                                                                                 ---------------
                                                                                                                     194,741,328
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES (2.3%)
   1,563,600    Dun & Bradstreet Corp.                                                                                54,726,000
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (3.4%)
   2,036,600    Fortune Brands, Inc.                                                                                  83,246,029
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS (4.7%)
   1,962,640    PepsiCo, Inc.                                                                                         70,287,049
   1,754,500    Sara Lee Corp.                                                                                        42,108,000
                                                                                                                 ---------------
                                                                                                                     112,395,049
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES (8.5%)
     965,800    Dayton Hudson Corp.                                                                                   60,845,400
   1,138,400    J.C. Penney Co., Inc.#                                                                                58,841,059
   1,094,250    May Department Stores Co.                                                                             47,394,713
     773,830    Sears, Roebuck and Co.#                                                                               36,998,752
                                                                                                                 ---------------
                                                                                                                     204,079,924
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (8.8%)
   1,206,200    Hewlett-Packard Co.                                                                                  113,759,571
   1,128,647    Tyco International Ltd.#                                                                              98,615,534
                                                                                                                 ---------------
                                                                                                                     212,375,105
                                                                                                                 ---------------
INSURANCE CARRIERS (3.8%)
     686,750    American General Corp.                                                                                49,617,688
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              INCOME EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
INSURANCE CARRIERS (continued)

   1,200,000    St. Paul Cos., Inc.#                                                                             $    42,675,001
                                                                                                                 ---------------
                                                                                                                      92,292,689
                                                                                                                 ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (3.7%)
     544,050    Eastman Kodak Co.                                                                                     36,791,390
     567,600    Honeywell, Inc.                                                                                       53,709,153
                                                                                                                 ---------------
                                                                                                                      90,500,543
                                                                                                                 ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (4.9%)
     412,300    American Express Co.                                                                                  49,965,611
     941,800    Transamerica Corp.                                                                                    69,104,576
                                                                                                                 ---------------
                                                                                                                     119,070,187
                                                                                                                 ---------------
OIL & GAS EXTRACTION (1.1%)
     440,100    Schlumberger Ltd.                                                                                     26,488,523
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS (2.0%)
     564,458    Minnesota Mining & Manufacturing Co.                                                                  48,402,275
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (7.7%)
     538,200    Atlantic Richfield Co.                                                                                45,040,618
     458,750    Chevron Corp.                                                                                         42,520,402
     541,102    Exxon Corp.                                                                                           43,220,523
     305,900    Mobil Corp.                                                                                           30,972,376
     440,600    Royal Dutch Petroleum Co.--NY Registered Shares#                                                      24,921,439
                                                                                                                 ---------------
                                                                                                                     186,675,358
                                                                                                                 ---------------
PHARMACEUTICAL PREPARATIONS (2.2%)
     937,800    American Home Products Corp.                                                                          54,040,726
                                                                                                                 ---------------
TOBACCO PRODUCTS (1.9%)
   1,176,550    Philip Morris Cos., Inc.                                                                              45,370,719
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT (1.9%)
     738,600    United Technologies Corp.#                                                                            45,839,363
                                                                                                                 ---------------

TOTAL COMMON STOCK (COST $1,306,018,686)                                                                           2,386,161,751
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (1.2%)
  27,836,112    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $27,836,112)**                                        27,836,112
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,333,854,798)                                                                 $ 2,413,997,863
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                  DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (99.3%)
APPAREL & ACCESSORY STORES (2.4%)
      97,300    Ross Stores, Inc.                                                                                $     4,469,723
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (3.1%)
      76,830    Tommy Hilfiger Corp.*                                                                                  5,767,054
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                            DISCIPLINED GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

BUSINESS SERVICES (10.7%)
      95,185    BMC Software, Inc.*#                                                                             $     4,705,710
      59,450    Microsoft Corp.*                                                                                       4,796,872
     177,750    Oracle Corp.*                                                                                          4,410,422
     168,310    Unisys Corp.*                                                                                          6,385,260
                                                                                                                 ---------------
                                                                                                                      20,298,264
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS (2.2%)
      91,600    Schering-Plough Corp.                                                                                  4,127,726
                                                                                                                 ---------------
COMMUNICATIONS (5.0%)
     120,720    BellSouth Corp.                                                                                        5,696,477
      98,130    CenturyTel, Inc.                                                                                       3,759,605
                                                                                                                 ---------------
                                                                                                                       9,456,082
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (5.7%)
     147,315    AmSouth Bancorp.                                                                                       4,180,064
      52,300    Chase Manhattan Corp.                                                                                  3,791,750
     141,020    Dime Bancorp, Inc.                                                                                     2,873,284
                                                                                                                 ---------------
                                                                                                                      10,845,098
                                                                                                                 ---------------
EATING & DRINKING PLACES (2.8%)
     252,145    Darden Restaurants, Inc.                                                                               5,373,842
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES (2.4%)
     183,180    IPALCO Enterprises, Inc.#                                                                              4,522,257
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (2.7%)
      89,160    Lucent Technologies, Inc.                                                                              5,070,976
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS (6.6%)
      59,000    Anheuser-Busch Cos., Inc.                                                                              4,310,688
     155,810    IBP, Inc.                                                                                              3,340,177
      73,190    Quaker Oats Co.                                                                                        4,835,114
                                                                                                                 ---------------
                                                                                                                      12,485,979
                                                                                                                 ---------------
FORESTRY (2.7%)
      81,430    Weyerhaeuser Co.                                                                                       5,053,750
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES (5.5%)
      91,050    Dayton Hudson Corp.                                                                                    5,736,150
     154,450    TJX Cos., Inc.                                                                                         4,633,500
                                                                                                                 ---------------
                                                                                                                      10,369,650
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (15.4%)
      80,400    Apple Computer, Inc.*#                                                                                 3,542,625
      43,110    EMC Corp.*                                                                                             4,294,835
      67,890    Hewlett-Packard Co.                                                                                    6,402,851
      71,930    Ingersoll-Rand Co.                                                                                     4,581,042
      46,230    Lexmark International Group, Inc.*                                                                     6,293,059
     133,000    Seagate Technology, Inc.*                                                                              4,014,938
                                                                                                                 ---------------
                                                                                                                      29,129,350
                                                                                                                 ---------------
INSURANCE CARRIERS (4.8%)
      68,300    Jefferson-Pilot Corp.                                                                                  4,623,056
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                            DISCIPLINED GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)

      52,020    PacifiCare Health Systems, Inc., Class B*                                                        $     4,493,227
                                                                                                                 ---------------
                                                                                                                       9,116,283
                                                                                                                 ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.5%)
      67,990    Fannie Mae                                                                                             4,623,320
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (2.4%)
      57,350    Exxon Corp.                                                                                            4,580,833
                                                                                                                 ---------------
PHARMACEUTICAL PREPARATIONS (3.0%)
      89,280    Amgen, Inc.*                                                                                           5,646,960
                                                                                                                 ---------------
PRINTING & PUBLICATIONS (2.2%)
      80,100    Knight-Ridder, Inc.#                                                                                   4,220,269
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.7%)
      53,600    Morgan Stanley Dean Witter & Co.                                                                       5,172,400
                                                                                                                 ---------------
TRANSPORTATION (2.9%)
      97,740    FDX Corp.*                                                                                             5,381,809
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT (7.1%)
      72,740    Ford Motor Co.                                                                                         4,150,727
      72,780    General Dynamics Corp.                                                                                 4,785,287
      78,695    PACCAR, Inc.                                                                                           4,431,512
                                                                                                                 ---------------
                                                                                                                      13,367,526
                                                                                                                 ---------------
WATER TRANSPORTATION (2.1%)
     101,340    Royal Caribbean Cruises Ltd.                                                                           3,964,929
                                                                                                                 ---------------
WHOLESALE TRADE--DURABLE GOODS (2.4%)
      74,520    Martin Marietta Materials, Inc.                                                                        4,517,776
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $151,972,731)                                                                              187,561,856
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (0.7%)
   1,363,697    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $1,363,697)**                                          1,363,697
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $153,336,428)                                                                   $   188,925,553
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                 LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCK (96.5%)
AMUSEMENT & RECREATION SERVICES (1.0%)
     647,590    Walt Disney Co.#                                                                                 $    18,861,078
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (2.2%)
     628,300    Cintas Corp.#                                                                                         39,897,050
                                                                                                                 ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
DEALERS (4.7%)
     161,200    Fastenal Co.#                                                                                          8,261,500
   1,368,378    Home Depot, Inc.#                                                                                     77,826,520
                                                                                                                 ---------------
                                                                                                                      86,088,020
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           LARGE COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

BUSINESS SERVICES (17.3%)
     720,400    Automatic Data Processing, Inc.                                                                  $    29,671,477
     338,000    DST Systems, Inc.*                                                                                    18,252,000
     424,700    First Data Corp.                                                                                      19,084,972
     775,313    Fiserv, Inc.*                                                                                         29,074,243
   2,180,000    IMS Health, Inc.                                                                                      53,682,501
   1,960,760    Microsoft Corp.*                                                                                     158,208,655
     450,000    Sungard Data Systems, Inc.*#                                                                          15,750,000
                                                                                                                 ---------------
                                                                                                                     323,723,848
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS (8.1%)
     724,600    Merck & Co., Inc.#                                                                                    48,910,500
     686,900    Pfizer, Inc.                                                                                          73,498,300
     428,400    Warner-Lambert Co.                                                                                    26,560,800
                                                                                                                 ---------------
                                                                                                                     148,969,600
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (1.3%)
     313,300    State Street Corp.#                                                                                   23,889,125
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (18.1%)
   1,768,600    Intel Corp.                                                                                           95,614,940
   1,425,200    Lucent Technologies, Inc.#                                                                            81,058,250
   1,594,600    Solectron Corp.*#                                                                                     87,304,350
   2,617,800    Telefonaktiebolaget LM Ericsson, Series B ADR#                                                        70,517,008
                                                                                                                 ---------------
                                                                                                                     334,494,548
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES (2.2%)
     406,600    Gartner Group, Inc.*                                                                                   9,351,800
   1,052,199    Paychex, Inc.                                                                                         31,171,400
                                                                                                                 ---------------
                                                                                                                      40,523,200
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS (2.2%)
     582,300    Coca-Cola Co.                                                                                         39,778,389
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.3%)
   1,076,475    Cisco Systems, Inc.*#                                                                                117,201,224
                                                                                                                 ---------------
INSURANCE CARRIERS (4.6%)
     739,843    American International Group, Inc.                                                                    84,573,302
                                                                                                                 ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (4.3%)
   1,109,100    Medtronic, Inc.                                                                                       78,746,100
                                                                                                                 ---------------
MISCELLANEOUS RETAIL (5.3%)
     242,100    MSC Industrial Direct Co., Inc.                                                                        4,569,640
   1,504,150    Office Depot, Inc.*                                                                                   31,399,147
   2,146,175    Staples, Inc.*                                                                                        61,702,537
                                                                                                                 ---------------
                                                                                                                      97,671,324
                                                                                                                 ---------------
MOTION PICTURES (0.0%)
         615    Iwerks Entertainment, Inc.*                                                                                  557
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           LARGE COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

OIL & GAS EXTRACTION (0.7%)
     222,500    Schlumberger Ltd.#                                                                               $    13,391,721
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (16.7%)
   1,386,275    Charles Schwab Corp.                                                                                 146,685,225
   1,278,600    Franklin Resources, Inc.                                                                              55,619,100
   1,318,500    T. Rowe Price#                                                                                        50,927,065
     828,100    The Goldman Sachs Group, Inc.*#                                                                       56,259,044
                                                                                                                 ---------------
                                                                                                                     309,490,434
                                                                                                                 ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.5%)
     444,400    Cardinal Health, Inc.                                                                                 26,830,652
                                                                                                                 ---------------

TOTAL COMMON STOCK (COST $987,687,972)                                                                             1,784,130,172
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (3.5%)
  63,992,038    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $63,992,038)**                                        63,992,038
                                                                                                                 ---------------
WARRANTS (0.0%)
       1,229    Iwerks Entertainment, Inc. (cost $0)                                                                           0
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,051,680,010)                                                                 $ 1,848,122,210
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                   SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (98.0%)
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS (0.1%)
       7,400    Dames & Moore, Inc.                                                                              $       116,550
                                                                                                                 ---------------
AGRICULTURAL PRODUCTION--CROPS (0.5%)
      26,300    Chiquita Brands International, Inc.                                                                      212,044
      15,400    Delta & Pine Land Co.                                                                                    451,413
                                                                                                                 ---------------
                                                                                                                         663,457
                                                                                                                 ---------------
AGRICULTURAL PRODUCTION--LIVESTOCK & ANIMAL SPECIALTIES (0.1%)
       8,500    Michael Foods, Inc.                                                                                      199,750
                                                                                                                 ---------------
AMUSEMENT & RECREATION SERVICES (0.7%)
       4,900    Anchor Gaming*                                                                                           219,275
      10,400    Family Golf Centers, Inc.*#                                                                               94,576
      10,400    Hollywood Park, Inc.*                                                                                    150,150
      12,900    Players International, Inc.*                                                                              83,850
      11,600    Westwood One, Inc.*                                                                                      403,100
                                                                                                                 ---------------
                                                                                                                         950,951
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES (1.5%)
      10,300    AnnTaylor Stores Corp.*                                                                                  444,832
       5,700    Ashworth, Inc.*                                                                                           27,788
      11,000    Cato Corp.                                                                                               144,376
       8,000    Dress Barn, Inc.*                                                                                        117,500
       8,900    Footstar, Inc.*                                                                                          345,432
      13,400    Goody's Family Clothing, Inc.*                                                                           145,726
       9,700    Gymboree Corp.*                                                                                          119,432
       5,700    J. Baker, Inc.                                                                                            41,325
      12,600    Just For Feet, Inc.*#                                                                                     96,076
       8,300    Pacific Sunwear of California, Inc.*                                                                     311,250

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
APPAREL & ACCESSORY STORES (continued)

       6,700    St. John Knits, Inc.                                                                             $       191,788
                                                                                                                 ---------------
                                                                                                                       1,985,525
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (1.0%)
       9,300    Authentic Fitness Corp.                                                                                  152,870
       6,200    Cyrk, Inc.*                                                                                               41,077
       3,100    Haggar Corp.                                                                                              39,139
      14,100    Hartmarx Corp.*                                                                                           69,621
      11,200    Kellwood Co.                                                                                             266,000
      15,100    Nautica Enterprises, Inc.*                                                                               244,432
       7,300    Oshkosh B'Gosh, Inc.                                                                                     143,264
      11,000    Phillips-Van Heusen Corp.                                                                                 96,250
       5,700    Pillowtex Corp.                                                                                           92,625
       8,900    Quiksilver, Inc.*                                                                                        253,650
                                                                                                                 ---------------
                                                                                                                       1,398,928
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.4%)
       6,700    Discount Auto Parts, Inc.*                                                                               165,825
       8,800    O'Reilly Automotive, Inc.*                                                                               387,750
                                                                                                                 ---------------
                                                                                                                         553,575
                                                                                                                 ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.5%)
      14,900    Breed Technologies, Inc.*#                                                                                49,357
      12,300    Central Parking Corp.#                                                                                   399,750
      23,500    Rollins Truck Leasing Corp.                                                                              255,564
                                                                                                                 ---------------
                                                                                                                         704,671
                                                                                                                 ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (1.1%)
      25,900    D.R. Horton, Inc.                                                                                        440,300
       7,400    MDC Holdings, Inc.                                                                                       146,150
       5,900    Ryland Group, Inc.                                                                                       164,094
       5,100    Southern Energy Homes, Inc.*                                                                              23,748
      11,900    Standard Pacific Corp.                                                                                   156,188
      14,900    Toll Brothers, Inc.*                                                                                     325,007
       5,400    U.S. Home Corp.*                                                                                         186,300
                                                                                                                 ---------------
                                                                                                                       1,441,787
                                                                                                                 ---------------
BUSINESS SERVICES (9.0%)
       8,700    ABM Industries, Inc.                                                                                     237,618
      31,400    Acxiom Corp.*                                                                                            847,800
       9,000    ADVO, Inc.*                                                                                              178,313
      16,900    American Management Systems, Inc.*                                                                       536,575
       9,100    Analysts International Corp.                                                                             145,031
      10,000    Aspen Technology, Inc.*                                                                                  104,375
      10,800    BISYS Group, Inc.*                                                                                       592,988
       7,400    Catalina Marketing Corp.*                                                                                655,363
      13,200    Cerner Corp.*#                                                                                           265,652
      23,500    Ciber, Inc.*#                                                                                            503,784
      16,100    Cognex Corp.*                                                                                            432,689
       8,400    Computer Task Group, Inc.                                                                                139,651
       9,400    Dendrite International, Inc.*#                                                                           310,200
      16,000    Epicor Software Corp.*                                                                                   113,001
       6,100    FactSet Research Systems, Inc.                                                                           260,775
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUSINESS SERVICES (continued)

       5,700    Fair, Isaac and Co., Inc.                                                                        $       186,675
      12,800    FileNet Corp.*                                                                                           126,402
       9,100    Gerber Scientific, Inc.                                                                                  212,714
      16,700    Harbinger Corp.*                                                                                         185,267
       8,000    Henry (Jack) & Associates                                                                                282,500
      10,400    HNC Software, Inc.*#                                                                                     281,450
      12,200    Hyperion Solutions Corp.*                                                                                189,862
      18,000    Inacom Corp.*                                                                                            199,125
       4,500    Insurance Auto Auctions, Inc.*                                                                            57,938
      19,100    Interim Services, Inc.*                                                                                  416,619
       5,100    Kronos, Inc.*                                                                                            188,779
       6,100    Lason, Inc.*                                                                                             233,707
      16,600    Macromedia, Inc.*                                                                                        636,507
      14,200    Mercury Interactive Corp.*                                                                               466,826
      15,200    Midway Games, Inc.*                                                                                      161,500
      12,600    National Computer Systems, Inc.                                                                          393,750
      13,600    National Data Corp.                                                                                      640,050
      13,300    National Instruments Corp.*                                                                              506,232
       8,600    Network Equipment Technologies, Inc.*                                                                     89,225
      10,500    Norrell Corp.                                                                                            194,906
       8,500    Primark Corp.*                                                                                           230,032
       6,900    Progress Software Corp.*                                                                                 179,831
      20,600    S3, Inc.*                                                                                                138,407
      16,500    Security Dynamics Technologies, Inc.*                                                                    313,500
      19,200    System Software Associates, Inc.*                                                                         39,002
       9,100    TCSI Corp.*                                                                                               24,174
      16,600    Technology Solutions, Inc.*                                                                              154,587
      18,100    True North Communications, Inc.                                                                          423,090
      10,500    Vantive Corp.*#                                                                                          114,188
       6,000    Volt Information Sciences, Inc.*                                                                         103,500
       4,000    Wall Data, Inc.*                                                                                          40,751
                                                                                                                 ---------------
                                                                                                                      12,734,911
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS (4.2%)
      15,900    Advanced Tissue Sciences, Inc.*#                                                                          61,614
      13,400    Alliance Pharmaceutical Corp.*                                                                            39,782
      10,800    Alpharma, Inc.                                                                                           288,227
       9,200    Barr Laboratories, Inc.*                                                                                 303,025
       9,000    Biomatrix, Inc.*#                                                                                        275,625
       9,900    Cambrex Corp.                                                                                            222,750
       7,600    ChemFirst, Inc.                                                                                          180,974
       9,400    Geon Co.                                                                                                 283,176
       8,100    IDEC Pharmaceuticals Corp.*                                                                              408,544
       9,400    Immune Response Corp.*#                                                                                   59,927
      11,600    Jones Pharma, Inc.                                                                                       412,526
       9,300    Lilly Industries, Inc., Class A                                                                          177,281
      15,400    Liposome Company, Inc.*                                                                                  220,413
      10,100    Macdermid, Inc.                                                                                          406,525
       4,200    McWhorter Technologies, Inc.*                                                                             58,276
      10,500    Mississippi Chemical Corp.                                                                               101,064
       7,300    Natures Sunshine Product, Inc.                                                                            88,969
      27,400    NBTY, Inc.*                                                                                              172,108
      12,900    North American Vaccine, Inc.*#                                                                            69,339
       8,600    Noven Pharmaceuticals, Inc.*                                                                              52,676
       9,500    OM Group, Inc.                                                                                           355,063

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
CHEMICALS & ALLIED PRODUCTS (continued)

      10,000    Parexel International Corp.*                                                                     $       239,376
       3,000    Penford Corp.                                                                                             39,470
       7,500    Protein Design Labs, Inc.*                                                                               147,188
       3,500    Quaker Chemical Corp.                                                                                     60,814
      12,700    Roberts Pharmaceutical Corp.*                                                                            241,300
       7,400    Scotts Co.*                                                                                              325,600
       5,600    USA Detergents, Inc.*#                                                                                    29,051
      10,200    Vertex Pharmaceuticals, Inc.*#                                                                           204,638
       9,100    W.H. Brady Co.                                                                                           228,069
                                                                                                                 ---------------
                                                                                                                       5,753,390
                                                                                                                 ---------------
COMMUNICATIONS (0.6%)
      21,100    Brightpoint, Inc.*                                                                                       120,007
      20,000    General Communications, Inc.*                                                                             98,751
       6,700    Metro Networks, Inc.*                                                                                    372,688
      19,700    TALK.com, Inc.*#                                                                                         204,389
                                                                                                                 ---------------
                                                                                                                         795,835
                                                                                                                 ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (0.7%)
      11,100    Apogee Enterprises, Inc.                                                                                 132,507
       3,800    Chemed Corp.                                                                                             123,263
       9,000    Dycom Industries, Inc.*                                                                                  434,250
      10,700    Insituform Technologies, Class A*                                                                        179,225
       7,000    Service Experts, Inc.*                                                                                   129,938
                                                                                                                 ---------------
                                                                                                                         999,183
                                                                                                                 ---------------
CONSUMER PRODUCTS (0.0%)
       3,200    Swiss Army Brands, Inc.*                                                                                  25,800
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (7.1%)
       7,300    Anchor Bancorp Wisconsin, Inc.                                                                           120,450
       9,300    Banknorth Group, Inc.                                                                                    248,194
       9,000    Carolina First Corp.                                                                                     246,937
      10,700    Centura Banks, Inc.                                                                                      623,944
      11,000    Commerce Bancorp, Inc.                                                                                   442,750
      24,500    Commercial Federal Corp.                                                                                 558,907
      10,800    Cullen/Frost Bankers, Inc.                                                                               607,500
      11,300    Downey Financial Corp.                                                                                   248,600
      12,000    First Bancorp/Puerto Rico                                                                                288,000
      11,700    First Midwest Bancorp, Inc.                                                                              453,375
      35,900    FirstMerit Corp.                                                                                         980,520
      16,000    Hudson United Bancorp                                                                                    490,001
       3,900    JSB Financial, Inc.                                                                                      199,875
      10,200    MAF Bancorp, Inc.                                                                                        235,237
      10,000    Premier Bancshares, Inc.                                                                                 208,126
      10,290    Provident Bankshares Corp.                                                                               237,957
       8,600    Queens County Bancorp, Inc.                                                                              271,976
      12,400    Riggs National Corp.                                                                                     208,475
       8,300    Silicon Valley Bancshares*                                                                               159,775
      16,800    St. Paul Bancorp, Inc.                                                                                   435,750
      14,400    Susquehanna Bancshares, Inc.                                                                             261,901
      10,800    TrustCo Bank Corp NY                                                                                     302,400
      17,200    UST Corp.                                                                                                414,950
       7,500    U.S. Trust Corp.                                                                                         657,659
      17,300    United Bankshares, Inc.                                                                                  461,695
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
DEPOSITORY INSTITUTIONS (continued)

       9,400    Whitney Holding Corp.                                                                            $       383,050
                                                                                                                 ---------------
                                                                                                                       9,748,004
                                                                                                                 ---------------
EATING & DRINKING PLACES (2.2%)
      12,100    Applebee's International, Inc.                                                                           356,950
       7,300    CEC Entertainment, Inc.*                                                                                 276,032
       8,000    Cheesecake Factory, Inc.*                                                                                221,001
      20,900    CKE Restaurants, Inc.                                                                                    384,038
      10,700    Consolidated Products, Inc.*                                                                             197,952
      15,300    Foodmaker, Inc.*                                                                                         413,100
       8,000    IHOP Corp.*                                                                                              191,000
      12,200    Landry's Seafood Restaurants, Inc.*                                                                      111,325
       9,200    Luby's, Inc.                                                                                             156,400
      13,200    Ruby Tuesday, Inc.                                                                                       245,025
      16,100    Ryan's Family Steak Houses, Inc.*                                                                        188,169
       7,600    Sonic Corp.*                                                                                             209,238
       5,400    Taco Cabana, Inc., Class A*                                                                               57,714
       9,200    TCBY Enterprises, Inc.                                                                                    60,952
                                                                                                                 ---------------
                                                                                                                       3,068,896
                                                                                                                 ---------------
EDUCATIONAL SERVICES (0.5%)
      27,900    DeVry, Inc.*                                                                                             620,775
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES (4.9%)
       3,600    American States Water Co.                                                                                 96,075
       4,550    Aquarion Co.                                                                                             141,333
      12,400    Atmos Energy Corp.                                                                                       317,752
       3,000    Bangor Hydro-Electric Co.*                                                                                42,376
       4,400    Cascade Natural Gas Corp.                                                                                 73,975
       6,800    Central Hudson Gas & Electric Corp.                                                                      286,876
       4,600    Central Vermont Public Service Corp.                                                                      54,913
       5,400    CILCORP, Inc.#                                                                                           329,064
       8,600    Commonwealth Energy System                                                                               364,426
       4,200    Connecticut Energy Corp.                                                                                 157,762
       8,300    Eastern Utilities Associates                                                                             239,663
      11,900    Energen Corp.                                                                                            227,588
       2,200    Green Mountain Power Corp.                                                                                22,826
       7,300    New Jersey Resources Corp.                                                                               275,575
      10,000    Northwest Natural Gas Co.                                                                                240,000
       5,400    Orange & Rockland Utilities, Inc.                                                                        314,214
       4,200    Pennsylvania Enterprises, Inc.                                                                           121,800
      16,300    Philadelphia Suburban Corp.                                                                              358,600
      12,400    Piedmont Natural Gas Co.                                                                                 419,275
       8,300    Public Service Co. of North Carolina, Inc.                                                               240,700
      12,500    Sierra Pacific Resources                                                                                 454,688
      12,200    Southwest Gas Corp.                                                                                      344,650
      10,100    Southwestern Energy Co.                                                                                   95,319
      13,000    Superior Services, Inc.*                                                                                 278,687
       5,300    TNP Enterprises, Inc.                                                                                    197,757
       5,800    United Illuminating Co.                                                                                  254,114
      15,100    United Water Resources, Inc.                                                                             328,425
      15,100    Wicor, Inc.                                                                                              385,050
                                                                                                                 ---------------
                                                                                                                       6,663,483
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (9.6%)
       5,900    Adaptive Broadband Corp.*                                                                        $        93,664
      11,000    Allen Group, Inc.*                                                                                       114,813
       6,400    Alpha Industries, Inc.*                                                                                  222,800
      20,600    Aspect Telecommunications Corp.*                                                                         175,100
      14,900    Baldor Electric Co.                                                                                      286,825
       4,700    Benchmark Electronics, Inc.*                                                                             141,000
      10,900    BMC Industries, Inc.                                                                                     109,682
      14,900    Burr-Brown Corp.*                                                                                        476,800
       5,000    C&D Technologies, Inc.                                                                                   136,563
       3,600    C-Cor Electronics, Inc.*                                                                                  85,051
      15,100    C-Cube Microsystems, Inc.*#                                                                              378,445
      11,300    Cable Design Technologies Corp.*                                                                         159,614
       2,600    Centigram Communications Corp.*                                                                           25,026
      12,600    Checkpoint Systems, Inc.*                                                                                114,976
       5,400    CTS Corp.                                                                                                302,400
       6,000    Customtracks Corp.*#                                                                                     360,000
      11,500    Dallas Semiconductor Corp.                                                                               500,250
      24,800    Digital Microwave Corp.*                                                                                 313,102
       9,000    Dionex Corp.*                                                                                            368,438
      15,400    DSP Communications, Inc.*                                                                                473,550
       5,000    Electro Scientific Industries, Inc.*                                                                     187,500
       8,500    Etec Systems, Inc.*                                                                                      227,907
      14,900    General Semiconductor, Inc.*                                                                             115,475
       5,300    HADCO Corp.*                                                                                             164,300
       7,100    Harman International Industries, Inc.                                                                    315,064
       4,200    Harmon Industries, Inc.                                                                                   87,677
       9,000    Helix Technology Corp.                                                                                   153,562
       9,900    Hutchinson Technology, Inc.*#                                                                            230,175
       6,000    Innovex, Inc.                                                                                             80,252
      10,500    Inter-Tel, Inc.                                                                                          155,532
      20,900    International Rectifier Corp.*                                                                           227,289
      11,300    InterVoice, Inc.*                                                                                        125,713
       5,900    Itron, Inc.*#                                                                                             49,045
       7,500    Juno Lighting, Inc.                                                                                      172,031
      15,800    Kemet Corp.*                                                                                             253,788
       9,400    Lattice Semiconductor Corp.*                                                                             461,777
      14,300    Methode Electronics, Inc.                                                                                263,657
       8,000    Micrel, Inc.*                                                                                            448,000
       3,000    National Presto Industries, Inc.                                                                         111,938
      15,600    Novellus Systems, Inc.*                                                                                  761,476
       7,000    Oak Industries, Inc.*                                                                                    337,312
      19,700    P-COM, Inc.*                                                                                              86,803
       4,200    Park Electrochemical Corp.                                                                               100,538
       9,700    Photronics, Inc.                                                                                         191,575
      15,500    Picturetel Corp.*                                                                                        137,564
       6,900    Plantronics, Inc.*                                                                                       422,625
       6,100    Plexus Corp.*                                                                                            186,431
       7,800    Powerwave Technologies, Inc.*                                                                            180,375
      19,800    Read-Rite Corp.*                                                                                         130,557
       8,100    Royal Appliance Manufacturing Co.*                                                                        36,450
      13,300    Silicon Valley Group*                                                                                    182,875
      11,700    SpeedFam International, Inc.*                                                                            153,563
       6,200    Standard Microsystems Corp.*                                                                              47,276
       6,100    SymmetriCom, Inc.*                                                                                        38,888
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       6,500    Technitrol, Inc.                                                                                 $       193,375
       6,400    Thomas Industries, Inc.                                                                                  129,600
       3,000    Three-Five Systems, Inc.*                                                                                 40,313
      12,800    Unitrode Corp.*                                                                                          266,401
      10,800    Valence Technology, Inc.*#                                                                                80,325
      16,900    Vicor Corp.*                                                                                             278,850
      18,400    VLSI Technology, Inc.*                                                                                   385,251
       2,600    Watkins-Johnson Co.                                                                                       64,350
                                                                                                                 ---------------
                                                                                                                      13,101,554
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES (3.2%)
      13,200    American Oncology Resources, Inc.*                                                                       134,063
      15,000    Billing Information Concepts Corp.*                                                                      187,500
      20,900    Bio-Technology General Corp.*                                                                            147,607
      15,000    Blount International, Inc., Class A                                                                      418,126
       7,700    CDI Corp.*                                                                                               249,289
      11,600    Cephalon, Inc.*                                                                                          156,600
       9,800    COR Therapeutics, Inc.*                                                                                  139,038
       8,500    Franklin Covey Co.*                                                                                       82,875
      11,200    Incyte Pharmaceuticals, Inc.*                                                                            291,200
      13,000    MedQuist, Inc.*                                                                                          477,750
       8,600    NFO Worldwide, Inc.*                                                                                     122,013
      11,900    Organogenesis, Inc.*#                                                                                    131,644
       9,400    Pharmaceutical Product Development, Inc.*#                                                               251,450
       1,750    Quintiles Transnational Corp.*                                                                            71,096
      12,500    Regeneron Pharmaceuticals, Inc.*                                                                          89,063
       5,200    Stone & Webster, Inc.                                                                                    127,400
      12,000    Tetra Tech, Inc.*                                                                                        255,000
      10,900    The Profit Recovery Group International, Inc.*                                                           401,256
      10,900    U.S. Bioscience, Inc.*                                                                                    87,880
      20,600    Whittman-Hart, Inc.*                                                                                     584,525
                                                                                                                 ---------------
                                                                                                                       4,405,375
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (1.4%)
       4,300    Alliant Techsystems, Inc.*                                                                               365,500
      14,500    AptarGroup, Inc.                                                                                         398,750
       3,000    Butler Manufacturing Co.                                                                                  84,376
      12,200    Griffon Corp.*                                                                                            97,600
       3,400    Insteel Industries, Inc.                                                                                  29,326
      18,600    Mascotech, Inc.                                                                                          290,625
       6,300    Material Sciences Corp.*                                                                                  70,090
      10,900    Sturm, Ruger & Co., Inc.                                                                                 121,944
      18,600    Tower Automotive, Inc.*                                                                                  425,475
                                                                                                                 ---------------
                                                                                                                       1,883,686
                                                                                                                 ---------------
FINANCIAL SERVICES (0.2%)
       9,300    Jefferies Group, Inc.                                                                                    228,432
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS (1.6%)
       7,300    Canandaigua Brands, Inc.*                                                                                363,175
       3,400    Coca-Cola Bottling Co.                                                                                   184,876

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
FOOD & KINDRED PRODUCTS (continued)

      14,400    Corn Products International, Inc.                                                                $       424,800
      17,200    Earthgrains Co.                                                                                          403,126
       3,600    J&J Snack Foods Corp.*                                                                                    74,700
      12,600    Ralcorp Holdings, Inc.*                                                                                  237,826
      16,800    Smithfield Foods, Inc.*                                                                                  448,351
                                                                                                                 ---------------
                                                                                                                       2,136,854
                                                                                                                 ---------------
FOOD STORES (0.4%)
       4,900    Panera Bread Co., Class A*                                                                                34,300
      10,700    Whole Foods Market, Inc.*                                                                                444,050
                                                                                                                 ---------------
                                                                                                                         478,350
                                                                                                                 ---------------
FURNITURE & FIXTURES (0.8%)
       5,100    Bassett Furniture Industries, Inc.                                                                       122,400
      16,500    Ethan Allen Interiors, Inc.                                                                              525,938
      21,100    LA-Z-BOY, Inc.                                                                                           419,364
                                                                                                                 ---------------
                                                                                                                       1,067,702
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES (1.1%)
      11,100    Ames Department Stores, Inc.*                                                                            455,100
      21,200    Casey's General Stores, Inc.                                                                             284,875
       3,100    GC Companies, Inc.*                                                                                      111,989
       5,100    Gottschalks, Inc.*                                                                                        42,075
      10,500    Shopko Stores, Inc.*                                                                                     372,750
      18,300    Stein Mart, Inc.*                                                                                        168,132
                                                                                                                 ---------------
                                                                                                                       1,434,921
                                                                                                                 ---------------
HEALTH CARE (0.9%)
      24,400    VISX, Inc.*                                                                                            1,266,981
                                                                                                                 ---------------
HEALTH SERVICES (3.1%)
      23,700    Coventry Health Care, Inc.*                                                                              314,025
       5,100    Curative Health Services, Inc.*                                                                           34,744
      10,000    Enzo Biochem, Inc.*                                                                                      107,500
      13,500    Express Scripts, Inc.*                                                                                   946,688
      14,200    Genesis Health Ventures, Inc.                                                                             63,013
      15,500    Idexx Laboratories, Inc.*                                                                                395,250
      21,300    Integrated Health Services, Inc.*                                                                        125,139
      12,800    Magellan Health Services, Inc.*                                                                          103,200
      29,500    Mariner Post-Acute Network*                                                                               66,375
      19,300    Orthodontic Centers of America, Inc.*                                                                    232,807
       6,100    Pediatrix Medical Group, Inc.*#                                                                          137,633
      30,600    PhyCor, Inc.*                                                                                            213,245
      17,600    Renal Care Group, Inc.*                                                                                  488,400
      10,900    Sierra Health Services, Inc.*                                                                            166,225
       4,400    Syncor International Corp.*                                                                              149,600
      13,200    Universal Health Services, Inc.*                                                                         658,350
                                                                                                                 ---------------
                                                                                                                       4,202,194
                                                                                                                 ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION--
CONTRACTORS (0.2%)
      21,400    Morrison Knudsen Corp.*                                                                                  212,664
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.2%)
       7,400    DBT Online, Inc.*                                                                                        266,400
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (1.4%)
      15,000    Bombay Co., Inc.*                                                                                $        91,877
      15,700    Linens 'N Things, Inc.*                                                                                  626,039
       8,200    MicroAge, Inc.*                                                                                           45,869
      39,200    Pier 1 Imports, Inc.                                                                                     433,651
      22,500    Williams-Sonoma, Inc.*                                                                                   670,782
                                                                                                                 ---------------
                                                                                                                       1,868,218
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.4%)
      18,300    Aztar Corp.*                                                                                             123,525
      12,600    Marcus Corp.                                                                                             158,288
      21,100    Prime Hospitality Corp.*                                                                                 220,232
                                                                                                                 ---------------
                                                                                                                         502,045
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (4.0%)
      14,400    Anixter International, Inc.*                                                                             254,700
      17,000    Applied Magnetics Corp.*#                                                                                 51,000
      15,500    Applied Power, Inc.                                                                                      375,875
       7,600    Astec Industries, Inc.*                                                                                  284,051
      10,400    Auspex Systems, Inc.*                                                                                    113,101
       7,900    BancTec, Inc.*                                                                                           127,388
       6,600    Dialogic Corp.*                                                                                          220,276
       7,900    Electroglas, Inc.*                                                                                       114,550
       9,100    Exabyte Corp.*                                                                                            50,050
      14,800    Fedders Corp.                                                                                             84,176
       5,900    Flow International Corp.*                                                                                 58,263
       6,500    Gardner Denver, Inc.*                                                                                    111,313
       8,800    Global Industrial Technologies, Inc.*                                                                    109,451
       8,100    Graco, Inc.                                                                                              264,770
      21,500    Komag, Inc.*                                                                                              81,969
       9,400    Kulicke & Soffa Industries, Inc.*                                                                        198,576
       5,300    Lindsay Manufacturing Co.                                                                                 93,413
      10,350    Manitowoc Co., Inc.                                                                                      351,900
       6,500    Micro Systems, Inc.*                                                                                     203,125
      19,300    Paxar Corp.*                                                                                             174,907
       4,400    Robbins & Myers, Inc.                                                                                    105,051
       7,200    Scott Technologies, Inc.*                                                                                135,901
       5,100    SPS Technologies, Inc.*                                                                                  216,113
       6,500    Telxon Corp.                                                                                              67,438
       5,100    Toro Co.                                                                                                 171,170
       8,500    Ultratech Stepper, Inc.*#                                                                                111,564
      10,100    Valmont Industries, Inc.                                                                                 166,966
      12,000    Varian Medical Systems, Inc.                                                                             225,751
       3,500    Walbro Corp.*                                                                                             68,469
      11,200    Watsco, Inc.                                                                                             216,300
       9,600    Xircom, Inc.*                                                                                            242,400
      12,600    Zebra Technologies Corp.*                                                                                404,777
                                                                                                                 ---------------
                                                                                                                       5,454,754
                                                                                                                 ---------------
INSURANCE AGENTS, BROKERS & SERVICE (0.3%)
       6,900    Arthur J. Gallagher & Co.                                                                                335,944
       5,300    Hilb, Rogal, and Hamilton Co.                                                                            107,989
                                                                                                                 ---------------
                                                                                                                         443,933
                                                                                                                 ---------------
INSURANCE CARRIERS (4.3%)
      17,300    American Bankers Insurance Group, Inc.                                                                   927,713

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)

      12,800    Capital Re Corp.                                                                                 $       208,800
       9,200    CMAC Investment Corp.                                                                                    465,176
       4,100    Compdent Corp.*                                                                                           59,450
       8,364    Delphi Financial Group, Class A*                                                                         290,126
      15,100    Enhance Financial Services Group, Inc.#                                                                  295,395
       4,400    Executive Risk, Inc.                                                                                     375,100
      11,600    Fidelity National Financial, Inc.                                                                        196,476
      24,200    First American Financial Corp.                                                                           397,789
      28,100    Fremont General Corp.                                                                                    595,370
      14,900    Frontier Insurance Group, Inc.                                                                           256,094
      16,100    Mutual Risk Management Ltd.                                                                              587,650
       7,400    NAC Re Corp.                                                                                             403,763
      10,900    Orion Capital Corp.                                                                                      318,144
      11,300    Selective Insurance Group, Inc.                                                                          213,289
       4,500    Trenwick Group, Inc.                                                                                     141,750
       6,900    Zenith National Insurance Corp.                                                                          156,975
                                                                                                                 ---------------
                                                                                                                       5,889,060
                                                                                                                 ---------------
LEATHER & LEATHER PRODUCTS (0.8%)
       7,300    Brown Shoe Company, Inc.                                                                                 138,700
      10,600    Justin Industries                                                                                        142,437
       4,300    K-Swiss, Inc.                                                                                            246,713
       4,600    Timberland Co.*                                                                                          297,850
      16,500    Wolverine World Wide, Inc.                                                                               222,750
                                                                                                                 ---------------
                                                                                                                       1,048,450
                                                                                                                 ---------------
LEGAL SERVICES (0.2%)
       9,400    Pre-Paid Legal Services, Inc.*                                                                           249,688
                                                                                                                 ---------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION (0.0%)
       5,800    Rural/Metro Corp.*                                                                                        43,863
                                                                                                                 ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.7%)
      19,400    Champion Enterprises, Inc.*                                                                              396,488
      18,900    Oakwood Homes Corp.                                                                                      236,250
       3,600    Skyline Corp.                                                                                            112,275
       6,300    TJ International, Inc.                                                                                   173,250
                                                                                                                 ---------------
                                                                                                                         918,263
                                                                                                                 ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (3.1%)
       8,300    ADAC Laboratories*                                                                                        66,919
       3,700    Amcast Industrial Corp.                                                                                   62,206
       5,100    Analogic Corp.                                                                                           166,069
      12,400    Ballard Medical Products                                                                                 294,500
       9,600    Coherent, Inc.*                                                                                          154,802
       5,800    Cooper Cos., Inc.                                                                                        131,588
       8,900    Cygnus, Inc.*                                                                                            101,239
       7,000    Daniel Industries                                                                                        147,000
       6,100    Datascope Corp.*                                                                                         153,454
       5,600    Diagnostic Products Corp.                                                                                127,400
       6,900    Esterline Technologies Corp.*                                                                            103,069
       7,600    Hanger Orthopedic Group, Inc.*                                                                           124,450
       5,400    Hologic, Inc.*                                                                                            41,176
      20,300    Input/Output, Inc.*                                                                                      172,550
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (continued)

       5,000    Intermagnetics General Corp.*                                                                    $        39,063
      12,000    Invacare Corp.                                                                                           299,251
       6,500    Ionics, Inc.*                                                                                            203,532
       5,800    Maxxim Medical, Inc.*                                                                                     92,076
       9,800    Mentor Corp.                                                                                             156,188
       7,500    Molecular Biosystems, Inc.*                                                                               18,750
       2,500    Nashua Corp.*                                                                                             28,439
       8,300    ReSound Corp.*                                                                                            63,807
      12,800    Respironics, Inc.*                                                                                       206,401
      12,100    Roper Industries, Inc.                                                                                   390,225
      10,000    Sola International, Inc.*                                                                                166,875
       3,700    SpaceLabs Medical, Inc.*                                                                                  57,350
      17,100    Summit Technology, Inc.*                                                                                 337,725
       9,000    Sunrise Medical, Inc.*                                                                                    74,813
       8,900    Trimble Navigation Ltd.*                                                                                 111,250
       4,500    Whittaker Corp.*                                                                                         120,939
       8,500    X-Rite, Inc.                                                                                              59,500
                                                                                                                 ---------------
                                                                                                                       4,272,606
                                                                                                                 ---------------
METAL MINING (0.5%)
       6,600    Brush Wellman, Inc.                                                                                      111,788
       8,800    Coeur D'Alene Mines Corp.*#                                                                               36,851
      22,200    Hecla Mining Co.*                                                                                         54,113
      13,700    Stillwater Mining Co.*                                                                                   437,544
                                                                                                                 ---------------
                                                                                                                         640,296
                                                                                                                 ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (0.3%)
      10,900    AMCOL International Corp.                                                                                154,644
       7,600    Florida Rock Industries, Inc.                                                                            303,051
                                                                                                                 ---------------
                                                                                                                         457,695
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
       6,700    Cross (A.T.) Co.                                                                                          41,875
      11,400    Jan Bell Marketing, Inc.*                                                                                 34,913
       6,700    K2, Inc.                                                                                                  66,582
       6,300    Lydall, Inc.*                                                                                             75,994
       9,000    Russ Berrie & Co., Inc.                                                                                  231,187
                                                                                                                 ---------------
                                                                                                                         450,551
                                                                                                                 ---------------
MISCELLANEOUS RETAIL (1.0%)
       7,100    Books-A-Million, Inc.*#                                                                                   58,575
      10,100    Cash America International, Inc.                                                                         128,144
       2,600    Damark International, Inc., Class A*                                                                      25,513
       7,900    Hancock Fabrics, Inc.                                                                                     44,932
       7,700    Jo-Ann Stores, Inc.*                                                                                     129,456
       3,600    Lillian Vernon Corp.                                                                                      46,351
      11,500    Michaels Stores, Inc.*                                                                                   307,625
      12,800    Sports Authority, Inc.*                                                                                   64,000
      14,500    Zale Corp.*                                                                                              559,157
                                                                                                                 ---------------
                                                                                                                       1,363,753
                                                                                                                 ---------------
MOTION PICTURES (0.2%)
       9,900    Avid Technology, Inc.*                                                                                   160,875

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MOTION PICTURES (continued)

       4,500    Carmike Cinemas, Inc.*                                                                           $        79,032
                                                                                                                 ---------------
                                                                                                                         239,907
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.3%)
      12,700    American Freightways Corp.*                                                                              222,250
       7,900    Arkansas Best Corp.*                                                                                      70,114
       6,700    Frozen Food Express Industries, Inc.                                                                      46,063
      12,100    Heartland Express, Inc.*                                                                                 185,282
       4,200    Landstar System, Inc.*                                                                                   158,026
       5,000    M.S. Carriers, Inc.*                                                                                     158,126
      10,500    USFreightways Corp.                                                                                      413,439
      19,100    Werner Enterprises, Inc.                                                                                 368,870
      10,300    Yellow Corp.*                                                                                            175,100
                                                                                                                 ---------------
                                                                                                                       1,797,270
                                                                                                                 ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.3%)
      25,400    AmeriCredit Corp.*                                                                                       404,813
                                                                                                                 ---------------
OIL & GAS EXTRACTION (2.6%)
      11,900    Benton Oil & Gas Co.*                                                                                     41,650
      10,000    Cabot Oil and Gas Corp.                                                                                  178,751
      18,400    Cross Timbers Oil Co.                                                                                    198,952
      13,000    Devon Energy Corp.#                                                                                      451,750
         605    Eagle Geophysical, Inc.*                                                                                   2,042
       7,500    HS Resources, Inc.*                                                                                       90,000
      16,300    Newfield Exploration Co.*                                                                                413,614
       9,100    Oceaneering International, Inc.*                                                                         140,482
       6,800    Plains Resources, Inc.*                                                                                  116,875
      16,100    Pogo Producing Co.                                                                                       294,831
       8,500    Pool Energy Services Co.*                                                                                143,438
      20,300    Pride International, Inc.*                                                                               211,882
       8,600    Remington Oil & Gas Corp.*                                                                                35,475
       5,100    SEACOR SMIT, Inc.*                                                                                       253,088
       9,400    Seitel, Inc.*                                                                                            148,638
       4,400    St. Mary Land & Exploration Co.                                                                           88,000
       6,000    Stone Energy Corp.*                                                                                      226,125
       5,400    Tetra Technologies, Inc.                                                                                  45,900
      18,000    Tuboscope Vetco International Corp.*                                                                     240,752
      21,400    Vintage Petroleum, Inc.                                                                                  240,750
                                                                                                                 ---------------
                                                                                                                       3,562,995
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS (0.5%)
      14,300    Buckeye Technologies, Inc.*                                                                              233,269
       5,400    Pope & Talbot, Inc.                                                                                       54,000
       4,800    Republic Group, Inc.                                                                                      85,801
       6,500    Schweitzer-Mauduit International, Inc.                                                                    99,532
      11,000    Shorewood Packaging Corp.*                                                                               188,376
                                                                                                                 ---------------
                                                                                                                         660,978
                                                                                                                 ---------------
PERSONAL SERVICES (0.7%)
       3,500    Angelica Corp.                                                                                            59,282
       4,100    CPI Corp.                                                                                                129,150
       8,300    G & K Services, Inc.                                                                                     392,175
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PERSONAL SERVICES (continued)

      15,300    Regis Corp.                                                                                      $       369,114
                                                                                                                 ---------------
                                                                                                                         949,721
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.3%)
       5,200    Elcor Corp.                                                                                              209,950
       6,200    WD-40 Co.                                                                                                159,263
                                                                                                                 ---------------
                                                                                                                         369,213
                                                                                                                 ---------------
PHARMACEUTICAL PREPARATIONS (0.1%)
      18,700    Dura Pharmaceuticals, Inc.*                                                                              194,013
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES (2.0%)
       9,800    Belden, Inc.                                                                                             230,912
      11,900    Birmingham Steel Corp.                                                                                    60,989
       6,500    Commonwealth Industries, Inc.                                                                             69,875
      19,800    CommScope, Inc.*                                                                                         519,750
       6,700    IMCO Recycling, Inc.                                                                                     112,225
      10,300    Intermet Corp.                                                                                           142,914
      14,400    Mueller Industries, Inc.*                                                                                417,600
       5,700    Quanex Corp.                                                                                             148,914
       8,400    RTI International Metals, Inc.*#                                                                         111,826
       4,500    Steel Technologies, Inc.                                                                                  40,500
       8,500    Texas Industries, Inc.                                                                                   309,188
      14,700    Tredegar Corp.                                                                                           315,132
       7,100    WHX Corp.*                                                                                                53,250
       5,700    Wolverine Tube, Inc.*                                                                                    135,732
                                                                                                                 ---------------
                                                                                                                       2,668,807
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)
      14,900    Bowne & Co., Inc.                                                                                        249,575
       5,800    Consolidated Graphics, Inc.*                                                                             267,527
       6,400    Gibson Greetings, Inc.*                                                                                   46,400
      12,500    John H. Harland Co.                                                                                      223,438
       6,500    Merrill Corp.                                                                                             98,313
       5,800    New England Business Service, Inc.                                                                       157,689
       5,900    Thomas Nelson, Inc.                                                                                       57,895
      22,950    Valassis Communications, Inc.*                                                                           798,947
      15,400    World Color Press, Inc.*                                                                                 392,700
                                                                                                                 ---------------
                                                                                                                       2,292,484
                                                                                                                 ---------------
RAILROAD TRANSPORTATION (0.0%)
       3,700    RailTex, Inc.*                                                                                            49,950
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.4%)
       6,200    O'Sullivan Corp.                                                                                          55,026
      22,000    Safeskin Corp.*                                                                                          275,000
       6,500    Standard Products Co.                                                                                    145,032
       8,400    Titan International, Inc.                                                                                 78,751
                                                                                                                 ---------------
                                                                                                                         553,809
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.4%)
      19,700    Amresco Inc.*                                                                                            135,439
       5,000    Dain Rauscher Corp.                                                                                      260,313
      14,400    Eaton Vance Corp.                                                                                        441,001
       9,700    Hambrecht & Quist Group*                                                                                 348,594

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)

      22,700    Legg Mason, Inc.                                                                                 $       767,546
      10,400    Pioneer Group, Inc.*                                                                                     183,301
      19,300    Raymond James Financial, Inc.                                                                            427,013
       7,100    SEI Investments Co.                                                                                      724,200
                                                                                                                 ---------------
                                                                                                                       3,287,407
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.1%)
      28,900    Gentex Corp.*                                                                                            867,904
       6,500    Libbey, Inc.                                                                                             194,594
       8,200    Lone Star Industries, Inc.#                                                                              292,125
       5,200    Standex International Corp.                                                                              135,851
                                                                                                                 ---------------
                                                                                                                       1,490,474
                                                                                                                 ---------------
TECHNOLOGY (0.2%)
      10,600    Varian Semiconductor Equipment Associates, Inc.*                                                         131,838
      10,600    Varian, Inc.*                                                                                            106,000
                                                                                                                 ---------------
                                                                                                                         237,838
                                                                                                                 ---------------
TEXTILE MILL PRODUCTS (0.5%)
      10,200    Cone Mills Corp.*                                                                                         63,113
       9,800    Delta Woodside Industries, Inc.                                                                           69,213
       4,800    Galey & Lord, Inc.*                                                                                       19,801
       9,300    Guilford Mills, Inc.                                                                                      93,000
      21,100    Interface, Inc.                                                                                          163,525
       3,300    Oxford Industries, Inc.                                                                                   91,575
       4,500    The Dixie Group, Inc.                                                                                     41,063
      10,200    Triarc Cos., Inc.*                                                                                       207,826
                                                                                                                 ---------------
                                                                                                                         749,116
                                                                                                                 ---------------
TRANSPORTATION BY AIR (0.4%)
      11,500    Mesa Air Group, Inc.*                                                                                     76,188
       8,600    Offshore Logistics, Inc.*                                                                                 97,288
       7,800    Pittston BAX Group                                                                                        84,338
       9,800    SkyWest, Inc.                                                                                            227,850
                                                                                                                 ---------------
                                                                                                                         485,664
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT (2.5%)
       9,400    A. O. Smith Corp.                                                                                        229,127
      11,100    AAR Corp.                                                                                                219,225
      11,000    Arctic Cat, Inc.                                                                                          91,437
       9,900    BE Aerospace, Inc.*                                                                                      176,964
      10,100    Clarcor, Inc.                                                                                            185,588
       6,700    Coachmen Industries, Inc.                                                                                147,400
      11,600    Halter Marine Group, Inc.*                                                                                85,551
       4,800    Huffy Corp.                                                                                               64,501
      17,800    JLG Industries, Inc.                                                                                     343,763
       8,300    Kroll-O'Gara Co.*                                                                                        166,778
      14,900    Orbital Sciences Corp.*                                                                                  337,114
      10,300    Polaris Industries, Inc.                                                                                 443,543
       8,400    Regal-Beloit Corp.                                                                                       195,300
       7,400    Simpson Industries, Inc.                                                                                  74,463
       5,100    Spartan Motors, Inc.                                                                                      29,325
       5,200    Standard Motor Products, Inc.                                                                            123,826
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

       4,900    Thor Industries, Inc.                                                                            $       128,932
       9,300    Wabash National Corp.                                                                                    177,281
       9,000    Winnebago Industries, Inc.                                                                               148,500
                                                                                                                 ---------------
                                                                                                                       3,368,618
                                                                                                                 ---------------
TRANSPORTATION SERVICES (0.8%)
      13,600    Air Express International Corp.                                                                          340,000
      10,000    Expeditors International of Washington, Inc.                                                             556,252
      14,600    Fritz Companies, Inc.*                                                                                   156,950
                                                                                                                 ---------------
                                                                                                                       1,053,202
                                                                                                                 ---------------
WATER TRANSPORTATION (0.1%)
       8,400    Kirby Corp.*                                                                                             158,550
                                                                                                                 ---------------
WHOLESALE TRADE--DURABLE GOODS (2.9%)
       8,700    Applied Industrial Technologies, Inc.                                                                    147,357
       5,000    Aviation Sales Co.*                                                                                      192,500
       8,000    Barnes Group, Inc.                                                                                       184,500
       3,900    Bell Industries, Inc.*                                                                                    39,975
       5,100    Building Materials Holding Corp.*                                                                         58,650
       5,700    Castle (A.M.) & Co.                                                                                       87,639
       5,900    Commercial Metals Co.                                                                                    138,282
       7,200    Department 56, Inc.*                                                                                     238,950
       5,900    Digi International, Inc.*                                                                                 49,414
      18,000    Ha-Lo Industries, Inc.*                                                                                  217,125
       9,700    Hughes Supply, Inc.                                                                                      261,294
      10,100    Insight Enterprises, Inc.*#                                                                              256,288
       9,500    Kaman Corp., Class A                                                                                     125,875
      11,200    Kent Electronics Corp.*                                                                                  146,301
       4,300    Lawson Products, Inc.                                                                                    106,425
       6,700    Marshall Industries*                                                                                     118,088
      13,100    Owens & Minor, Inc. Holding Co.                                                                          142,464
      13,400    Patterson Dental Co.*                                                                                    490,776
      10,700    Pioneer-Standard Electronics, Inc.                                                                       104,994
       7,400    Reliance Steel & Aluminum Co.                                                                            263,626
       4,700    Simpson Manufacturing Co., Inc.*                                                                         208,563
       8,500    TBC Corp.*                                                                                                60,031
       8,400    Universal Forest Products, Inc.                                                                          151,200
       5,000    Vital Signs, Inc.                                                                                         95,939
       7,600    Wynn's International, Inc.                                                                               137,275
                                                                                                                 ---------------
                                                                                                                       4,023,531
                                                                                                                 ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.9%)
      12,800    Barrett Resources Corp.*                                                                                 432,801
       8,900    Bindley Western Industries, Inc.                                                                         268,114
      10,100    Caraustar Industries, Inc.                                                                               266,388
      17,900    DIMON, Inc.#                                                                                              93,975
      15,400    Fleming Cos., Inc.                                                                                       158,814
      14,100    Men's Wearhouse, Inc.*                                                                                   359,992
       7,400    Myers Industries, Inc.                                                                                   169,277
       4,500    Nash-Finch Co.                                                                                            42,188
       8,200    NCS HealthCare, Inc.*                                                                                    112,750
       7,500    Priority Healthcare Corp.*                                                                               255,938
      19,200    Richfood Holdings, Inc.                                                                                  246,001

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
WHOLESALE TRADE--NONDURABLE GOODS (continued)

      18,700    Stride Rite Corp.                                                                                $       195,183
                                                                                                                 ---------------
                                                                                                                       2,601,421
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $150,489,579)                                                                              133,913,540
                                                                                                                 ---------------
U.S. TREASURY BILLS (0.7%)
     250,000    3.96%--4.55% yield, 9/16/99                                                                              246,508
     595,000    4.46%--4.79% yield, 11/12/99                                                                             582,041
     150,000    4.67% yield, 4/27/00                                                                                     143,256
                                                                                                                 ---------------
                                                                                                                         971,805
                                                                                                                 ---------------

TOTAL U.S. TREASURY BILLS (COST $973,938)                                                                                971,805
                                                                                                                 ---------------
TIME DEPOSITS (1.3%)
   1,768,616    Societe Generale, 4.50%, 6/1/99 (cost $1,768,616)                                                      1,768,616

TOTAL INVESTMENTS (100.0%) (COST $153,232,133)                                                                   $   136,653,961
                                                                                                                 ---------------
                                                                                                                 ---------------
FINANCIAL FUTURES CONTRACTS ##

                                                                  UNREALIZED
POSITION      CONTRACTS                    INDEX                  GAIN (LOSS)
---------  ---------------  -----------------------------------  -------------
Long                 11     Russell 2000 Index, Expiring June
                              18, 1999, (notional value
                              $2,424,675)                        $     247,175

-----------------------------------------------------------------
                                                 SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (99.6%)
AGRICULTURAL SERVICES (0.2%)
      22,729    Veterinary Centers of America, Inc.*                                                             $       316,786
                                                                                                                 ---------------
AMUSEMENT & RECREATION SERVICES (0.5%)
      19,100    Westwood One, Inc.*                                                                                      663,725
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES (1.2%)
      19,210    American Eagle Outfitters, Inc.*                                                                         784,008
      37,056    Just For Feet, Inc.*#                                                                                    282,553
      13,700    Pacific Sunwear of California, Inc.*                                                                     513,750
                                                                                                                 ---------------
                                                                                                                       1,580,311
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.8%)
      17,559    CSK Auto Corp.*                                                                                          491,652
      13,900    O'Reilly Automotive, Inc.*                                                                               612,469
                                                                                                                 ---------------
                                                                                                                       1,104,121
                                                                                                                 ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (1.0%)
      21,179    Avis Rent A Car, Inc.*                                                                                   607,573
      19,300    Central Parking Corp.#                                                                                   627,250
      16,447    United Road Services, Inc.*                                                                              127,465
                                                                                                                 ---------------
                                                                                                                       1,362,288
                                                                                                                 ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (0.2%)
      11,715    Lennar Corp.                                                                                             265,052
                                                                                                                 ---------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

BUSINESS SERVICES (20.9%)
      13,100    ABM Industries, Inc.                                                                             $       357,794
      50,700    Acxiom Corp.*                                                                                          1,368,900
      21,464    Administaff, Inc.*                                                                                       343,424
      27,400    American Management Systems, Inc.*                                                                       869,950
      16,505    Axent Technologies, Inc.*                                                                                205,281
       6,203    Bindview Development Corp.*                                                                              123,285
      17,500    BISYS Group, Inc.*                                                                                       960,861
      12,420    BMC Software, Inc.*#                                                                                     614,014
       9,122    Cambridge Technology Partners, Inc.*                                                                     155,074
      12,000    Catalina Marketing Corp.*                                                                              1,062,751
      35,100    Ciber, Inc.*#                                                                                            752,456
       8,372    CMGI, Inc.*#                                                                                             867,549
      26,200    Cognex Corp.*                                                                                            704,126
      12,883    Cognizant Technology Solutions Corp.*                                                                    323,685
       9,692    Com21, Inc.*                                                                                             174,456
      38,397    Convergys Corp.*                                                                                         676,747
      20,553    Cotelligent, Inc.*                                                                                       274,897
       5,725    CSG Systems International, Inc.*                                                                         182,843
      13,255    Documentum, Inc.*#                                                                                       185,570
       8,524    Excite, Inc.*                                                                                          1,133,692
       9,300    Fair, Isaac and Co., Inc.                                                                                304,575
      12,500    Henry (Jack) & Associates                                                                                441,407
      16,900    HNC Software, Inc.*#                                                                                     457,356
      10,148    IMRglobal Corp.*                                                                                         212,474
       8,937    International Network Services*#                                                                         334,021
      16,105    International Telecommunication Data Systems, Inc.*                                                      201,313
       2,065    Lamar Advertising Co.*                                                                                    70,468
      10,000    Lason, Inc.*                                                                                             383,126
      12,799    Legato Systems, Inc.*                                                                                    700,745
       2,879    Lycos, Inc.*                                                                                             289,340
      26,200    Macromedia, Inc.*                                                                                      1,004,608
       1,140    MarketWatch.com, Inc.*#                                                                                   59,137
      23,200    Mercury Interactive Corp.*                                                                               762,700
      24,971    Metamor Worldwide, Inc.*                                                                                 683,581
       7,110    Micromuse, Inc.*                                                                                         283,512
       2,992    MindSpring Enterprises, Inc.*                                                                            221,408
      20,400    National Computer Systems, Inc.                                                                          637,500
      37,879    National Data Corp.                                                                                    1,782,681
      21,600    National Instruments Corp.*                                                                              822,150
      26,424    NOVA Corp.*                                                                                              587,934
      13,250    Policy Management Systems Corp.*                                                                         481,969
       7,839    PSINet, Inc.*                                                                                            348,836
       5,878    RealNetworks, Inc.*                                                                                      416,603
      18,186    Security Dynamics Technologies, Inc.*                                                                    345,534
      17,063    SEI Investments Co.                                                                                    1,740,426
      12,485    StaffMark, Inc.*                                                                                         135,774
      29,500    True North Communications, Inc.                                                                          689,563
       4,517    USWeb Corp.*                                                                                             114,619
       9,435    Verio, Inc.*                                                                                             511,849
       9,721    VeriSign, Inc.*                                                                                        1,151,939
       7,747    Vignette Corp.*                                                                                          459,010
                                                                                                                 ---------------
                                                                                                                      27,973,513
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

CHEMICALS & ALLIED PRODUCTS (7.7%)
       8,360    ALZA Corp.*#                                                                                     $       298,348
      14,600    Barr Laboratories, Inc.*                                                                                 480,888
      15,200    Biomatrix, Inc.*#                                                                                        465,500
      17,074    Cambrex Corp.                                                                                            384,165
       8,437    Coulter Pharmaceutical, Inc.*#                                                                           219,362
      23,659    Invitrogen Corp.*                                                                                        461,351
      34,905    Jones Pharma, Inc.                                                                                     1,241,309
      16,400    Macdermid, Inc.                                                                                          660,100
      17,345    Medicis Pharmaceutical Corp.*                                                                            463,979
      40,739    MedImmune, Inc.*                                                                                       2,591,973
      35,014    Parexel International Corp.*                                                                             838,148
      24,315    Pharmacyclics, Inc.*                                                                                     454,387
      12,200    Scotts Co.*                                                                                              536,800
       3,591    Sepracor, Inc.*#                                                                                         228,926
      18,529    Serologicals Corp.*                                                                                      147,074
      14,414    Warner-Lambert Co.                                                                                       893,675
                                                                                                                 ---------------
                                                                                                                      10,365,985
                                                                                                                 ---------------
COMMUNICATIONS (1.7%)
      34,200    Brightpoint, Inc.*                                                                                       194,513
       1,494    Covad Communications Group, Inc.*                                                                         76,007
      16,675    Emmis Communications Corp.*                                                                              779,556
      20,069    ITC DeltaCom, Inc.*                                                                                      479,148
      11,100    Metro Networks, Inc.*                                                                                    617,438
       3,364    Voicestream Wireless Corp.*                                                                               91,879
       3,364    Western Wireless Corp.*                                                                                   82,418
                                                                                                                 ---------------
                                                                                                                       2,320,959
                                                                                                                 ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (0.6%)
      15,965    Dycom Industries, Inc.*                                                                                  770,312
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (9.3%)
      17,700    Centura Banks, Inc.                                                                                    1,032,131
       5,105    CNB Bancshares, Inc.                                                                                     220,153
      17,800    Commerce Bancorp, Inc.                                                                                   716,450
      25,284    Commercial Federal Corp.                                                                                 576,792
      23,403    Community First Bankshares, Inc.                                                                         495,852
      17,500    Cullen/Frost Bankers, Inc.                                                                               984,375
      19,900    First Bancorp/Puerto Rico                                                                                477,600
      19,400    First Midwest Bancorp, Inc.                                                                              751,750
      27,337    FirstFed Financial Corp.*                                                                                515,986
      54,600    FirstMerit Corp.                                                                                       1,491,263
      37,707    Hudson United Bancorp                                                                                  1,154,778
      13,900    Queens County Bancorp, Inc.                                                                              439,588
       3,849    Silicon Valley Bancshares*                                                                                74,094
      17,900    TrustCo Bank Corp NY                                                                                     501,200
      12,200    U.S. Trust Corp.                                                                                       1,069,788
      27,900    UST Corp.                                                                                                673,088
      28,100    United Bankshares, Inc.                                                                                  749,919
      15,300    Whitney Holding Corp.                                                                                    623,475
                                                                                                                 ---------------
                                                                                                                      12,548,282
                                                                                                                 ---------------
EATING & DRINKING PLACES (0.9%)
      24,971    CKE Restaurants, Inc.                                                                                    458,842
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
EATING & DRINKING PLACES (continued)

      25,600    Foodmaker, Inc.*                                                                                 $       691,200
                                                                                                                 ---------------
                                                                                                                       1,150,042
                                                                                                                 ---------------
EDUCATIONAL SERVICES (0.7%)
      44,500    DeVry, Inc.*                                                                                             990,125
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES (0.3%)
      18,500    Philadelphia Suburban Corp.                                                                              407,000
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (10.6%)
      13,824    Applied Micro Circuits Corp.*                                                                            817,344
      24,100    Baldor Electric Co.                                                                                      463,925
      24,100    Burr-Brown Corp.*                                                                                        771,200
      24,500    C-Cube Microsystems, Inc.*#                                                                              614,032
      17,730    Celestica, Inc.*                                                                                         702,552
      16,675    DII Group, Inc.*                                                                                         549,233
      14,500    Dionex Corp.*                                                                                            593,594
       3,120    L-3 Communications Holdings, Inc.*                                                                       153,660
      20,096    Level One Communications, Inc.*                                                                          909,344
      14,764    Maxwell Technologies, Inc.*                                                                              332,190
      13,100    Micrel, Inc.*                                                                                            733,600
      10,148    Network Appliance, Inc.*                                                                                 478,542
      30,267    Novellus Systems, Inc.*#                                                                               1,477,409
      21,094    NVIDIA Corp.*#                                                                                           359,916
      10,800    Plantronics, Inc.*                                                                                       661,500
      16,646    PMC-Sierra, Inc.*                                                                                        808,372
       9,721    Power Integrations, Inc.*                                                                                472,077
       3,905    Rambus, Inc.*#                                                                                           302,638
       9,441    Sanmina Corp.*#                                                                                          707,928
          66    SDL, Inc.*                                                                                                 6,138
      42,600    Vitesse Semiconductor Corp.*                                                                           2,340,338
                                                                                                                 ---------------
                                                                                                                      14,255,532
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES (2.8%)
      24,200    Blount International, Inc., Class A                                                                      674,576
      18,100    Incyte Pharmaceuticals, Inc.*                                                                            470,600
      21,200    MedQuist, Inc.*                                                                                          779,100
      14,935    Metzler Group, Inc.*                                                                                     489,121
      15,300    Pharmaceutical Product Development, Inc.*#                                                               409,275
      33,400    Whittman-Hart, Inc.*                                                                                     947,726
                                                                                                                 ---------------
                                                                                                                       3,770,398
                                                                                                                 ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (0.8%)
       7,300    Alliant Techsystems, Inc.*                                                                               620,500
      30,100    Mascotech, Inc.                                                                                          470,313
                                                                                                                 ---------------
                                                                                                                       1,090,813
                                                                                                                 ---------------
FINANCIAL SERVICES (0.2%)
      13,700    Jefferies Group, Inc.                                                                                    336,506
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS (0.4%)
      18,386    American Italian Pasta Co.*                                                                              505,616
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

FOOD STORES (0.5%)
      17,300    Whole Foods Market, Inc.*#                                                                       $       717,950
                                                                                                                 ---------------
FURNITURE & FIXTURES (0.6%)
      27,000    Ethan Allen Interiors, Inc.                                                                              860,625
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES (1.6%)
      14,368    99 Cents Only Stores*#                                                                                   677,092
      23,574    Ames Department Stores, Inc.*                                                                            966,534
       3,658    BJ's Wholesale Club, Inc.*                                                                                95,108
      34,400    Casey's General Stores, Inc.                                                                             462,250
                                                                                                                 ---------------
                                                                                                                       2,200,984
                                                                                                                 ---------------
HEALTH SERVICES (4.3%)
      28,392    Covance, Inc.*#                                                                                          601,556
      22,000    Express Scripts, Inc.*                                                                                 1,542,750
       2,192    Healtheon Corp.*#                                                                                        195,088
      25,300    Idexx Laboratories, Inc.*                                                                                645,150
      31,200    Orthodontic Centers of America, Inc.*                                                                    376,350
      16,440    Quintiles International*                                                                                 667,875
      26,500    Renal Care Group, Inc.*                                                                                  735,375
      21,300    Universal Health Services, Inc.*                                                                       1,062,338
                                                                                                                 ---------------
                                                                                                                       5,826,482
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.2%)
      10,928    Golf Trust of America, Inc.                                                                              266,371
                                                                                                                 ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (1.9%)
      14,134    Cost Plus, Inc.*                                                                                         528,258
      25,500    Linens 'N Things, Inc.*                                                                                1,016,813
      36,300    Williams-Sonoma, Inc.*                                                                                 1,082,194
                                                                                                                 ---------------
                                                                                                                       2,627,265
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.5%)
      31,309    Applied Power, Inc.                                                                                      759,243
      16,950    Manitowoc Co., Inc.                                                                                      576,300
      16,105    Metris Cos., Inc.                                                                                        939,123
      15,100    Xircom, Inc.*                                                                                            381,275
      20,400    Zebra Technologies Corp.*                                                                                655,350
                                                                                                                 ---------------
                                                                                                                       3,311,291
                                                                                                                 ---------------
INSURANCE AGENTS, BROKERS & SERVICE (0.4%)
      11,300    Arthur J. Gallagher & Co.                                                                                550,169
                                                                                                                 ---------------
INSURANCE CARRIERS (2.5%)
      14,000    American Bankers Insurance Group, Inc.                                                                   750,751
      14,800    CMAC Investment Corp.                                                                                    748,325
      39,200    First American Financial Corp.                                                                           644,350
       2,901    MONY Group, Inc.                                                                                          80,140
      26,200    Mutual Risk Management Ltd.#                                                                             956,300
       5,689    Reinsurance Group of America, Inc.#                                                                      221,871
                                                                                                                 ---------------
                                                                                                                       3,401,737
                                                                                                                 ---------------
LEGAL SERVICES (0.3%)
      15,400    Pre-Paid Legal Services, Inc.*                                                                           409,063
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (3.5%)
      19,900    Ballard Medical Products                                                                         $       472,625
      10,719    Cymer, Inc.*                                                                                             196,292
      19,500    Invacare Corp.                                                                                           486,281
      11,545    Maxxim Medical, Inc.*                                                                                    183,277
      19,698    Ocular Sciences, Inc.*                                                                                   600,790
      20,500    Roper Industries, Inc.                                                                                   661,125
      39,800    VISX, Inc.*                                                                                            2,067,113
                                                                                                                 ---------------
                                                                                                                       4,667,503
                                                                                                                 ---------------
METAL MINING (0.5%)
      22,100    Stillwater Mining Co.*                                                                                   705,819
                                                                                                                 ---------------
MISCELLANEOUS RETAIL (0.4%)
      15,104    Zale Corp.*                                                                                              582,448
                                                                                                                 ---------------
MOTION PICTURES (0.2%)
      16,000    Avid Technology, Inc.*                                                                                   260,000
                                                                                                                 ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.7%)
      29,076    AmeriCredit Corp.*                                                                                       463,399
      12,771    HealthCare Financial Partners, Inc.*                                                                     431,021
                                                                                                                 ---------------
                                                                                                                         894,420
                                                                                                                 ---------------
OIL & GAS EXTRACTION (2.1%)
      22,577    B.J. Services Co.*#                                                                                      622,279
      25,000    Delta & Pine Land Co.                                                                                    732,813
      20,922    ENSCO International, Inc.                                                                                371,366
      26,400    Newfield Exploration Co.*                                                                                669,901
      21,322    Veritas DGC, Inc.*                                                                                       389,127
                                                                                                                 ---------------
                                                                                                                       2,785,486
                                                                                                                 ---------------
PERSONAL SERVICES (1.4%)
      13,500    G & K Services, Inc.                                                                                     637,875
      53,870    Regis Corp.                                                                                            1,299,614
                                                                                                                 ---------------
                                                                                                                       1,937,489
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES (1.9%)
      32,200    CommScope, Inc.*                                                                                         845,250
      23,400    Mueller Industries, Inc.*                                                                                678,600
      17,745    Superior TeleCom, Inc.#                                                                                  525,696
      22,200    Tredegar Corp.                                                                                           475,913
                                                                                                                 ---------------
                                                                                                                       2,525,459
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.3%)
       9,300    Consolidated Graphics, Inc.*                                                                             428,963
      37,350    Valassis Communications, Inc.*                                                                         1,300,247
                                                                                                                 ---------------
                                                                                                                       1,729,210
                                                                                                                 ---------------
REAL ESTATE (0.3%)
      24,885    Stewart Enterprises, Inc.                                                                                458,817
                                                                                                                 ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.3%)
      35,600    Safeskin Corp.*                                                                                          445,000
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (3.3%)
      34,378    E*TRADE Group, Inc.*#                                                                            $     1,529,821
      23,400    Eaton Vance Corp.                                                                                        716,625
      13,700    Investment Technology Group, Inc.                                                                        607,081
      36,300    Legg Mason, Inc.                                                                                       1,227,394
      12,429    Waddell & Reed Financial, Inc.--Class A                                                                  304,511
                                                                                                                 ---------------
                                                                                                                       4,385,432
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.3%)
      16,362    Dal-Tile International, Inc.*                                                                            160,552
      47,000    Gentex Corp.*                                                                                          1,411,471
      29,895    Media Arts Group, Inc.*#                                                                                 207,399
                                                                                                                 ---------------
                                                                                                                       1,779,422
                                                                                                                 ---------------
TEXTILE MILL PRODUCTS (0.8%)
      37,400    Mohawk Industries, Inc.*                                                                               1,089,275
                                                                                                                 ---------------
TRANSPORTATION BY AIR (1.2%)
      63,900    Comair Holdings, Inc.                                                                                  1,210,106
      15,900    SkyWest, Inc.                                                                                            369,675
                                                                                                                 ---------------
                                                                                                                       1,579,781
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT (1.5%)
      28,700    JLG Industries, Inc.                                                                                     554,269
      13,500    Kroll-O'Gara Co.*                                                                                        271,267
      24,100    Orbital Sciences Corp.*                                                                                  545,263
      16,700    Polaris Industries, Inc.                                                                                 719,144
                                                                                                                 ---------------
                                                                                                                       2,089,943
                                                                                                                 ---------------
TRANSPORTATION SERVICES (0.7%)
      16,100    Expeditors International of Washington, Inc.                                                             895,563
                                                                                                                 ---------------
WHOLESALE TRADE--DURABLE GOODS (0.6%)
         869    Martin Marietta Materials, Inc.                                                                           52,683
      21,800    Patterson Dental Co.*                                                                                    798,425
                                                                                                                 ---------------
                                                                                                                         851,108
                                                                                                                 ---------------
WHOLESALE TRADE--NONDURABLE GOODS (2.0%)
      31,014    AmeriSource Health Corp.*                                                                                916,851
      10,034    Barrett Resources Corp.*                                                                                 339,275
      16,300    Caraustar Industries, Inc.                                                                               429,913
      13,939    Henry Schein, Inc.*                                                                                      420,784
      23,400    Men's Wearhouse, Inc.*                                                                                   597,432
                                                                                                                 ---------------
                                                                                                                       2,704,255
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $130,862,157)                                                                              134,315,733
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (0.4%)
     597,042    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $597,042)**                                              597,042
                                                                                                                 ---------------
TOTAL INVESTMENTS (100.0%) (COST $131,459,199)                                                                   $   134,912,775
                                                                                                                 ---------------
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                                   SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------
COMMON STOCK (98.8%)
APPAREL & ACCESSORY STORES (5.7%)
      52,270    AnnTaylor Stores Corp.*#                                                                         $     2,257,411
      49,750    Intimate Brands, Inc.#                                                                                 2,577,672
      72,600    Talbots, Inc.                                                                                          2,305,051
                                                                                                                 ---------------
                                                                                                                       7,140,134
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (1.6%)
     139,440    Columbia Sportswear Co.*                                                                               2,039,311
                                                                                                                 ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (4.8%)
      52,600    Centex Corp.#                                                                                          1,949,487
      41,910    NVR, Inc.*                                                                                             2,016,919
      72,780    Ryland Group, Inc.                                                                                     2,024,195
                                                                                                                 ---------------
                                                                                                                       5,990,601
                                                                                                                 ---------------
BUSINESS SERVICES (11.6%)
      71,970    AVT Corp.*                                                                                             2,401,999
      55,660    Check Point Software Technologies Ltd.*#                                                               2,462,955
      36,480    FactSet Research Systems, Inc.                                                                         1,559,522
      47,090    InfoCure Corp.*                                                                                        1,736,444
      51,040    Kronos, Inc.*                                                                                          1,889,277
     124,400    Mastech Corp.*                                                                                         2,386,925
      91,940    THQ, Inc.*#                                                                                            2,166,337
                                                                                                                 ---------------
                                                                                                                      14,603,459
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS (4.7%)
      71,870    ChiRex Inc.*                                                                                           2,169,577
      81,900    King Pharmaceuticals, Inc.*                                                                            1,945,126
     129,200    Liposome Company, Inc.*                                                                                1,849,176
                                                                                                                 ---------------
                                                                                                                       5,963,879
                                                                                                                 ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (1.3%)
      99,400    Insituform Technologies, Class A*                                                                      1,664,951
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (4.8%)
     114,900    FirstFed Financial Corp.*                                                                              2,168,739
      72,660    Flagstar Bancorp, Inc.                                                                                 1,707,510
     109,100    Staten Island Bancorp, Inc.                                                                            2,100,178
                                                                                                                 ---------------
                                                                                                                       5,976,427
                                                                                                                 ---------------
EATING & DRINKING PLACES (5.3%)
      90,870    Foodmaker, Inc.*                                                                                       2,453,490
     103,400    Ruby Tuesday, Inc.                                                                                     1,919,363
      81,525    Sonic Corp.*                                                                                           2,244,490
                                                                                                                 ---------------
                                                                                                                       6,617,343
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES (2.3%)
      52,530    Calpine Corp.*#                                                                                        2,846,432
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (7.4%)
      88,000    C-Cube Microsystems, Inc.*#                                                                            2,205,502
      62,430    DII Group, Inc.*                                                                                       2,056,288
     146,850    InterVoice, Inc.*                                                                                      1,633,707

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      93,640    Melita International Corp.*                                                                      $     1,363,632
      61,580    SLI, Inc.*                                                                                             1,993,653
                                                                                                                 ---------------
                                                                                                                       9,252,782
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES (2.5%)
      63,300    AHL Services, Inc.*                                                                                    1,677,450
      97,640    RCM Technologies, Inc.*                                                                                1,434,088
                                                                                                                 ---------------
                                                                                                                       3,111,538
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS (1.4%)
      35,530    Canandaigua Brands, Inc.*                                                                              1,767,619
                                                                                                                 ---------------
FURNITURE & FIXTURES (3.6%)
     118,640    LA-Z-BOY, Inc.                                                                                         2,357,970
      68,500    Winsloew Furniture, Inc.*                                                                              2,192,000
                                                                                                                 ---------------
                                                                                                                       4,549,970
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (8.7%)
      90,570    Cybex Computer Products Corp.*                                                                         2,054,807
      89,710    Detroit Diesel Corp.                                                                                   2,225,931
      50,470    Pentair, Inc.                                                                                          2,226,990
      76,590    Terex Corp.*                                                                                           2,369,503
      82,720    Xircom, Inc.*                                                                                          2,088,681
                                                                                                                 ---------------
                                                                                                                      10,965,912
                                                                                                                 ---------------
INSURANCE AGENTS, BROKERS & SERVICE (2.0%)
      39,350    E.W. Blanch Holdings, Inc.                                                                             2,518,400
                                                                                                                 ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (7.8%)
     159,550    Colorado MEDtech, Inc.*                                                                                2,253,645
      61,910    Ocular Sciences, Inc.*                                                                                 1,888,255
      36,400    Orbotech Ltd.*                                                                                         1,556,101
      36,640    Pinnacle Systems, Inc.*                                                                                1,898,410
      55,000    Xomed Surgical Products, Inc.*                                                                         2,241,250
                                                                                                                 ---------------
                                                                                                                       9,837,661
                                                                                                                 ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.1%)
      94,400    JAKKS Pacific, Inc.*#                                                                                  2,613,701
                                                                                                                 ---------------
MISCELLANEOUS RETAIL (0.8%)
      65,130    Micro Warehouse, Inc.*                                                                                 1,009,515
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (3.7%)
     137,650    American Freightways Corp.*                                                                            2,408,875
      68,950    M.S. Carriers, Inc.*                                                                                   2,180,547
                                                                                                                 ---------------
                                                                                                                       4,589,422
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)
      59,260    McClatchy Co.                                                                                          2,181,509
                                                                                                                 ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.8%)
      62,960    Lone Star Industries, Inc.#                                                                            2,242,950
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                             SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

TRANSPORTATION EQUIPMENT (8.6%)
      82,290    A. O. Smith Corp.                                                                                $     2,005,821
      49,900    Arvin Industries, Inc.                                                                                 1,958,576
      53,760    Cordant Technologies, Inc.                                                                             2,607,360
      96,320    Kellstrom Industries, Inc.*                                                                            1,745,801
      81,531    Monaco Coach Corp.*                                                                                    2,445,900
                                                                                                                 ---------------
                                                                                                                      10,763,458
                                                                                                                 ---------------
WHOLESALE TRADE--DURABLE GOODS (3.2%)
      69,680    AptarGroup, Inc.                                                                                       1,916,200
      92,400    Tower Automotive, Inc.*#                                                                               2,113,651
                                                                                                                 ---------------
                                                                                                                       4,029,851
                                                                                                                 ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.4%)
      71,310    Men's Wearhouse, Inc.*                                                                                 1,820,637
                                                                                                                 ---------------

TOTAL COMMON STOCK (COST $109,171,495)                                                                               124,097,462
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (1.2%)
   1,565,562    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $1,565,562)                                            1,565,562
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $110,737,057)                                                                   $   125,663,024
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                 SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------
COMMON STOCK (98.4%)
AEROSPACE (2.4%)
      89,500    BE Aerospace, Inc.*                                                                              $     1,599,813
     159,700    LMI Aerospace, Inc.*                                                                                     778,539
     171,852    TriStar Aerospace Co.*                                                                                 1,589,631
                                                                                                                 ---------------
                                                                                                                       3,967,983
                                                                                                                 ---------------
APPAREL & ACCESSORY STORES (1.7%)
     218,000    Genesco, Inc.*                                                                                         2,915,752
                                                                                                                 ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (1.0%)
     188,762    Phillips-Van Heusen Corp.                                                                              1,651,668
                                                                                                                 ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (2.9%)
      79,927    M/I Schottenstein Homes, Inc.                                                                          1,548,588
     137,500    Standard Pacific Corp.                                                                                 1,804,689
      43,900    U.S. Home Corp.*                                                                                       1,514,550
                                                                                                                 ---------------
                                                                                                                       4,867,827
                                                                                                                 ---------------
BUSINESS SERVICES (8.9%)
     266,100    Acclaim Entertainment, Inc.*                                                                           1,721,348
       4,625    Grey Advertising, Inc.                                                                                 1,392,125
     110,200    Huffy Corp.                                                                                            1,480,815
     161,200    Mail-Well, Inc.*#                                                                                      2,387,776
     165,200    Midway Games, Inc.*                                                                                    1,755,251
      87,900    Ogden Corp.#                                                                                           2,192,007
      99,384    Powerhouse Technologies, Inc.*                                                                         1,838,604

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
BUSINESS SERVICES (continued)

      84,864    Symantec Corp.*                                                                                  $     2,079,169
                                                                                                                 ---------------
                                                                                                                      14,847,095
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS (2.9%)
     163,900    Agrium, Inc.                                                                                           1,475,100
      85,700    Crompton & Knowles Corp.                                                                               1,547,956
      67,800    Cytec Industries, Inc.*                                                                                1,860,263
                                                                                                                 ---------------
                                                                                                                       4,883,319
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (11.6%)
      53,700    Andover Bancorp, Inc.                                                                                  1,564,014
      61,866    Banknorth Group, Inc.                                                                                  1,651,050
      53,041    BSB Bancorp, Inc.                                                                                      1,349,232
      88,175    Commercial Federal Corp.                                                                               2,011,493
      98,500    Commonwealth Bancorp, Inc.                                                                             1,600,625
      60,401    Community Bank System, Inc.                                                                            1,419,427
      78,800    First Republic Bank*                                                                                   2,058,653
     126,600    FirstFed Financial Corp.*                                                                              2,389,578
      79,011    Medford Bancorp, Inc.                                                                                  1,283,930
      67,200    Reliance Bancorp, Inc.                                                                                 1,890,001
      78,000    Webster Financial Corp.                                                                                2,266,877
                                                                                                                 ---------------
                                                                                                                      19,484,880
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES (13.1%)
     108,900    Avista Corp.                                                                                           1,967,008
      50,200    BEC Energy                                                                                             2,208,800
      45,662    Calpine Corp.*#                                                                                        2,474,309
     195,200    Central Vermont Public Service Corp.                                                                   2,330,203
     307,200    El Paso Electric Co.*                                                                                  2,630,401
     111,400    MCN Energy Group, Inc.                                                                                 2,228,000
      97,300    Public Service Co. of New Mexico                                                                       2,018,977
      58,000    Rochester Gas & Electric Corp.                                                                         1,620,376
      58,600    TNP Enterprises, Inc.                                                                                  2,186,515
      73,925    WPS Resources Corp.                                                                                    2,365,600
                                                                                                                 ---------------
                                                                                                                      22,030,189
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (4.9%)
      56,600    Harman International Industries, Inc.                                                                  2,511,628
     247,400    HMT Technology Corp.*                                                                                    997,345
     129,700    Microsemi Corp.                                                                                        1,248,366
     138,500    Powell Industries, Inc.*                                                                               1,385,000
     100,300    Vishay Intertechnology, Inc.*                                                                          2,087,494
                                                                                                                 ---------------
                                                                                                                       8,229,833
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES (2.7%)
      72,400    Ames Department Stores, Inc.*#                                                                         2,968,400
      43,300    Shopko Stores, Inc.*                                                                                   1,537,151
                                                                                                                 ---------------
                                                                                                                       4,505,551
                                                                                                                 ---------------
HEALTH SERVICES (1.5%)
     119,800    RehabCare Group, Inc.*                                                                                 2,575,700
                                                                                                                 ---------------
HOLDING & OTHER INVESTMENT OFFICES (2.0%)
      37,894    Storage USA, Inc.                                                                                      1,264,713
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
HOLDING & OTHER INVESTMENT OFFICES (continued)

     215,700    Winston Hotels, Inc.                                                                             $     2,062,630
                                                                                                                 ---------------
                                                                                                                       3,327,343
                                                                                                                 ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (1.2%)
     342,808    Boyd Gaming Corp.*                                                                                     2,035,422
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.9%)
     143,561    Chart Industries, Inc.                                                                                 1,516,364
     132,500    Data General Corp.*                                                                                    1,739,063
      92,160    Gleason Corp.                                                                                          1,543,685
                                                                                                                 ---------------
                                                                                                                       4,799,112
                                                                                                                 ---------------
INSURANCE CARRIERS (8.7%)
     102,700    Acceptance Insurance Cos., Inc.*                                                                       1,611,107
      58,500    Berkley W.R. Corp.                                                                                     1,484,438
      66,600    Farm Family Holdings, Inc.*                                                                            2,297,700
     137,700    Frontier Insurance Group, Inc.                                                                         2,366,719
     101,178    Harleysville Group, Inc.                                                                               1,960,325
     120,500    HCC Insurance Holdings, Inc.                                                                           2,681,125
      75,120    MONY Group, Inc.                                                                                       2,075,190
       8,147    Nymagic, Inc.                                                                                            101,838
                                                                                                                 ---------------
                                                                                                                      14,578,442
                                                                                                                 ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (5.3%)
      69,700    CONMED Corp.*                                                                                          2,369,800
     135,800    Cooper Cos., Inc.                                                                                      3,080,873
      87,677    Empi, Inc.*                                                                                            2,148,088
      58,000    Tech-Sym Corp.*                                                                                        1,272,377
                                                                                                                 ---------------
                                                                                                                       8,871,138
                                                                                                                 ---------------
MISCELLANEOUS RETAIL (2.0%)
      99,700    Micro Warehouse, Inc.*                                                                                 1,545,351
     163,600    OfficeMax, Inc.*                                                                                       1,881,400
                                                                                                                 ---------------
                                                                                                                       3,426,751
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.8%)
     110,500    Covenant Transportation, Inc.*                                                                         1,326,000
                                                                                                                 ---------------
OIL & GAS EXTRACTION (1.8%)
     130,300    Pride International, Inc.*                                                                             1,360,006
      32,600    SEACOR SMIT, Inc.*                                                                                     1,617,778
                                                                                                                 ---------------
                                                                                                                       2,977,784
                                                                                                                 ---------------
PAPER & ALLIED PRODUCTS (1.0%)
     113,955    FiberMark, Inc.*                                                                                       1,630,982
                                                                                                                 ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.9%)
     126,950    Tesoro Petroleum Corp.                                                                                 1,499,597
                                                                                                                 ---------------
PRIMARY METAL INDUSTRIES (6.0%)
      82,900    AK Steel Holding Corp.#                                                                                1,989,600
     298,222    Armco, Inc.*                                                                                           1,919,805
      93,050    Chase Industries, Inc.*                                                                                  779,294
     140,100    Intermet Corp.                                                                                         1,943,890
     235,458    National Steel Corp.                                                                                   1,795,370

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
PRIMARY METAL INDUSTRIES (continued)

      47,800    Texas Industries, Inc.                                                                           $     1,738,728
                                                                                                                 ---------------
                                                                                                                      10,166,687
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.0%)
     104,900    Bowne & Co., Inc.                                                                                      1,757,076
                                                                                                                 ---------------
REAL ESTATE INVESTMENT TRUST (3.4%)
      54,100    Franchise Finance Corp. of America                                                                     1,332,213
     121,400    Glenborough Realty Trust, Inc.                                                                         2,223,137
     102,800    Healthcare Realty Trust, Inc.                                                                          2,223,052
                                                                                                                 ---------------
                                                                                                                       5,778,402
                                                                                                                 ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (0.9%)
     146,600    Ragen Mackezie Group, Inc.*                                                                            1,539,300
                                                                                                                 ---------------
TRANSPORTATION BY AIR (1.1%)
      92,900    America West Airlines, Inc.*                                                                           1,811,550
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT (1.8%)
      92,300    Johnstown American Industries, Inc.*                                                                   1,453,725
      64,700    Meritor Automotive, Inc.                                                                               1,577,063
                                                                                                                 ---------------
                                                                                                                       3,030,788
                                                                                                                 ---------------
WHOLESALE TRADE - DURABLE GOODS (0.7%)
     150,000    Griffon Corp.*                                                                                         1,200,000
                                                                                                                 ---------------
WHOLESALE TRADE-DURABLE GOODS (0.8%)
     100,800    Associated Materials Inc.*                                                                             1,423,801
                                                                                                                 ---------------
WHOLESALE TRADE-NONDURABLE GOODS (2.5%)
     141,800    Merkert American Corp.*                                                                                1,506,627
      81,600    Richfood Holdings, Inc.                                                                                1,045,501
     267,053    Standard Commercial Corp.                                                                              1,702,465
                                                                                                                 ---------------
                                                                                                                       4,254,593
                                                                                                                 ---------------

TOTAL COMMON STOCK (COST $159,815,116)                                                                               165,394,565
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (1.6%)
   2,713,461    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $2,713,461)**                                          2,713,461
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $162,528,577)                                                                   $   168,108,026
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                 SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCK (96.5%)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (3.3%)
     332,900    Jones Apparel Group, Inc.*                                                                       $    10,236,675
     184,500    Tommy Hilfiger Corp.*                                                                                 13,849,032
                                                                                                                 ---------------
                                                                                                                      24,085,707
                                                                                                                 ---------------
AUTO PARTS & EQUIPMENT (2.5%)
     128,500    Dura Automotive Systems, Inc.*                                                                         3,822,875
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
AUTO PARTS & EQUIPMENT (continued)

     619,400    Tower Automotive, Inc.*                                                                          $    14,168,777
                                                                                                                 ---------------
                                                                                                                      17,991,652
                                                                                                                 ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.5%)
     268,800    Sonic Automotive, Inc.*                                                                                3,494,400
                                                                                                                 ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (1.1%)
     263,700    CSK Auto Corp.*                                                                                        7,383,600
      44,400    Dollar Thrifty Automotive Group, Inc.*                                                                   943,500
                                                                                                                 ---------------
                                                                                                                       8,327,100
                                                                                                                 ---------------
BUSINESS SERVICES (14.5%)
     318,600    ABR Information Services, Inc.*                                                                        8,044,650
     332,000    Avant! Corp.*                                                                                          4,046,250
     371,500    BEA Systems, Inc.*                                                                                     7,569,314
     301,600    Citrix Systems, Inc.*                                                                                 14,910,351
     230,900    IMRglobal Corp.*                                                                                       4,834,470
      76,100    National Computer Systems, Inc.                                                                        2,378,125
      50,700    Nextera Enterprises, Inc.*                                                                               427,781
     293,264    Rent-Way, Inc.*                                                                                        7,368,259
     393,700    Rental Service Corp.*                                                                                  9,399,589
     378,600    Snyder Communications, Inc.                                                                            9,252,039
     156,700    SoftNet Systems, Inc.*                                                                                 4,074,200
     235,400    Sykes Enterprises, Inc.*                                                                               7,326,827
     345,100    Synopsys, Inc.*                                                                                       15,313,814
     179,100    THQ, Inc.*                                                                                             4,220,045
     171,000    Visio Corp.*                                                                                           5,621,625
                                                                                                                 ---------------
                                                                                                                     104,787,339
                                                                                                                 ---------------
CHEMICALS & ALLIED PRODUCTS (15.2%)
     286,400    Abgenix, Inc.*                                                                                         4,152,800
     404,200    Alkermes, Inc.*                                                                                       10,003,950
     228,200    Barr Laboratories, Inc.*                                                                               7,516,339
     210,800    Biovail Corp. International*                                                                           8,049,926
     273,600    Centocor, Inc.*                                                                                       11,884,501
     350,800    Genzyme Corp.*                                                                                        14,229,329
     440,400    ICN Pharmaceuticals, Inc.                                                                             14,478,152
     132,000    ImClone Systems, Inc.*                                                                                 2,607,000
     474,700    IVAX Corp.                                                                                             6,378,780
     159,300    Millennium Pharmaceuticals, Inc.*                                                                      6,033,488
     356,000    Teva Pharmaceutical Industries Ltd. ADR                                                               17,488,502
     489,200    Triangle Pharmaceuticals, Inc.*                                                                        9,050,200
                                                                                                                 ---------------
                                                                                                                     111,872,967
                                                                                                                 ---------------
COMMUNICATIONS (3.5%)
     232,400    Globalstar Telecommunications Ltd.*                                                                    4,110,575
     285,700    ITC DeltaCom, Inc.*                                                                                    6,821,088
     150,000    Time Warner Telecom, Inc.*                                                                             3,843,750
     147,500    United International Holdings, Inc.--
                  Class A*                                                                                            10,620,000
                                                                                                                 ---------------
                                                                                                                      25,395,413
                                                                                                                 ---------------
COMPUTER DISTRIBUTION (0.9%)
     263,700    Insight Enterprises, Inc.*                                                                             6,691,388
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

CONSUMER SERVICES (1.6%)
     637,800    Stewart Enterprises, Inc.                                                                        $    11,759,438
                                                                                                                 ---------------
DEPOSITORY INSTITUTIONS (4.2%)
      30,000    Bank United Corp.                                                                                      1,241,250
     164,800    Golden State Bancorp, Inc.                                                                             4,047,900
     260,200    Riggs National Corp.                                                                                   4,374,614
     529,900    Roslyn Bancorp, Inc.                                                                                   9,604,440
     313,500    UnionBanCal Corp.                                                                                     11,589,719
                                                                                                                 ---------------
                                                                                                                      30,857,923
                                                                                                                 ---------------
EATING & DRINKING PLACES (2.8%)
     166,000    Cheesecake Factory, Inc.*                                                                              4,585,752
     403,600    Foodmaker, Inc.*                                                                                      10,897,200
     129,900    Papa John's International, Inc.*                                                                       5,131,050
                                                                                                                 ---------------
                                                                                                                      20,614,002
                                                                                                                 ---------------
ELECTRIC, GAS & SANITARY SERVICES (1.3%)
     405,000    Republic Services, Inc.*                                                                               9,517,500
                                                                                                                 ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (7.9%)
     284,100    3DFX Interactive, Inc.*                                                                                5,504,439
     375,500    Adaptec, Inc.*                                                                                        11,593,563
      91,400    American Power Conversion Corp.*                                                                       3,558,888
     266,600    Artesyn Technologies, Inc.*                                                                            5,631,926
     346,400    Atmel Corp.*                                                                                           6,841,400
     129,800    Micrel, Inc.*                                                                                          7,268,800
     129,500    Pinnacle Systems, Inc.*                                                                                6,709,719
     184,200    Xilinx, Inc.*                                                                                          8,185,389
     113,900    Xircom, Inc.*                                                                                          2,875,975
                                                                                                                 ---------------
                                                                                                                      58,170,099
                                                                                                                 ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
SERVICES (2.5%)
     549,300    ACNielson Corp.*                                                                                      15,483,396
      88,400    Metzler Group, Inc.*                                                                                   2,895,100
                                                                                                                 ---------------
                                                                                                                      18,378,496
                                                                                                                 ---------------
EQUIPMENT--SEMICONDUCTOR (0.7%)
     293,200    Cymer, Inc.*                                                                                           5,369,227
                                                                                                                 ---------------
FOOD & KINDRED PRODUCTS (1.6%)
     227,400    American Italian Pasta Co.*                                                                            6,253,500
     438,600    Del Monte Foods Co.*                                                                                   5,455,088
                                                                                                                 ---------------
                                                                                                                      11,708,588
                                                                                                                 ---------------
FURNITURE & FIXTURES (0.6%)
     166,800    Furniture Brands International, Inc.*                                                                  4,044,900
                                                                                                                 ---------------
GENERAL MERCHANDISE STORES (1.0%)
     361,900    Stein Mart, Inc.*                                                                                      3,324,958
     380,000    Venator Group, Inc.                                                                                    4,156,250
                                                                                                                 ---------------
                                                                                                                       7,481,208
                                                                                                                 ---------------
HEALTH CARE--MEDICAL PRODUCTS (0.3%)
      63,000    Ocular Sciences, Inc.*                                                                                 1,921,500
                                                                                                                 ---------------
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

HEALTH SERVICES (2.4%)
     340,700    American Retirement Corp.*                                                                       $     5,770,607
      63,400    Orthodontic Centers of America, Inc.*                                                                    764,763
     112,700    Renal Care Group, Inc.*                                                                                3,127,425
     220,900    Sunrise Assisted Living, Inc.*                                                                         8,173,300
                                                                                                                 ---------------
                                                                                                                      17,836,095
                                                                                                                 ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.4%)
     357,300    Musicland Stores Corp.*                                                                                3,171,038
                                                                                                                 ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.9%)
     395,200    Pentair, Inc.                                                                                         17,438,203
     213,800    Watsco, Inc.                                                                                           4,129,013
                                                                                                                 ---------------
                                                                                                                      21,567,216
                                                                                                                 ---------------
INSURANCE CARRIERS (3.4%)
     274,700    Annuity and Life Re (Holdings) Ltd.*                                                                   7,073,525
     225,800    CMAC Investment Corp.                                                                                 11,417,015
     202,000    Everest Reinsurance Holdings, Inc.*                                                                    6,640,751
                                                                                                                 ---------------
                                                                                                                      25,131,291
                                                                                                                 ---------------
LEATHER & LEATHER PRODUCTS (0.6%)
     219,400    Brown Shoe Company, Inc.                                                                               4,168,600
                                                                                                                 ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.9%)
     321,600    Louisiana-Pacific Corp.                                                                                6,512,400
                                                                                                                 ---------------
MISCELLANEOUS CONSUMER (0.3%)
     177,500    The Boyds Collection Ltd.*                                                                             2,307,500
                                                                                                                 ---------------
MISCELLANEOUS RETAIL (2.3%)
      17,000    eToys, Inc.*                                                                                           1,031,688
   1,078,700    Petsmart, Inc.*                                                                                        9,708,300
     262,900    Regis Corp.                                                                                            6,342,463
                                                                                                                 ---------------
                                                                                                                      17,082,451
                                                                                                                 ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.3%)
     398,075    Swift Transportation, Inc.*                                                                            7,277,328
     252,400    USFreightways Corp.                                                                                    9,938,252
                                                                                                                 ---------------
                                                                                                                      17,215,580
                                                                                                                 ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.2%)
     403,500    American Capital Strategies Ltd.                                                                       7,843,032
     263,500    Heller Financial, Inc.                                                                                 7,839,125
      45,000    Resource America, Inc.                                                                                   649,688
                                                                                                                 ---------------
                                                                                                                      16,331,845
                                                                                                                 ---------------
OIL & GAS EXTRACTION (0.5%)
   1,109,900    Key Energy Services, Inc.*                                                                             3,537,807
                                                                                                                 ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.8%)
     371,250    Valassis Communications, Inc.*                                                                        12,924,141
                                                                                                                 ---------------
REAL ESTATE (2.7%)
     547,600    Intrawest Corp.                                                                                        8,727,375
     441,000    Newhall Land & Farming Co.                                                                            11,080,129
                                                                                                                 ---------------
                                                                                                                      19,807,504
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

REAL ESTATE INVESTMENT TRUST (0.4%)
     244,900    Capital Automotive REIT                                                                          $     3,168,394
                                                                                                                 ---------------
TRANSPORTATION BY AIR (2.2%)
     357,500    Northwest Airlines Corp.*                                                                             11,886,875
     196,400    SkyWest, Inc.                                                                                          4,566,300
                                                                                                                 ---------------
                                                                                                                      16,453,175
                                                                                                                 ---------------
TRANSPORTATION EQUIPMENT (3.3%)
     334,800    Gulfstream Aerospace Corp.*                                                                           20,673,837
     158,900    Heico Corp.                                                                                            3,734,150
                                                                                                                 ---------------
                                                                                                                      24,407,987
                                                                                                                 ---------------
WATER TRANSPORTATION (1.0%)
     215,300    Sea Containers Ltd.                                                                                    7,266,375
                                                                                                                 ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.9%)
     400,200    Handleman Co.                                                                                          4,727,362
     150,100    School Specialty, Inc.*                                                                                2,232,738
                                                                                                                 ---------------
                                                                                                                       6,960,100
                                                                                                                 ---------------
TOTAL COMMON STOCK (COST $581,814,580)                                                                               708,318,346
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (3.5%)
  26,008,407    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99 (cost $26,008,407)**                                        26,008,407
                                                                                                                 ---------------
TOTAL INVESTMENTS (100.0%) (COST $607,822,987)                                                                   $   734,326,753
                                                                                                                 ---------------
                                                                                                                 ---------------
-----------------------------------------------------------------
                                                    INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------
STOCKS & WARRANTS (90.3%)
BELGIUM (0.9%)
COMMON STOCKS
      24,350    Grupo Bruxelles Lambert SA*                                                                      $     4,251,928
      51,000    KBC Bancassurance Holding                                                                              3,108,917
                                                                                                                 ---------------
                                                                                                                       7,360,845
                                                                                                                 ---------------
DENMARK (1.4%)
COMMON STOCKS
      59,200    Den Danske Bank Group                                                                                  6,365,128
      89,980    International Service System A/S*                                                                      4,533,370
                                                                                                                 ---------------
                                                                                                                      10,898,498
                                                                                                                 ---------------
FRANCE (16.3%)
COMMON STOCKS
      28,340    Accor SA                                                                                               6,969,596
      90,570    AGF (Assurances Generales de France)                                                                   4,502,088
      35,400    Alcatel                                                                                                4,219,671
      57,040    Axa SA                                                                                                 6,590,407
      52,020    Bouygues SA                                                                                           13,793,995
      29,670    Canal Plus                                                                                             8,608,965
     115,663    Elf Aquitaine SA                                                                                      16,786,269
      42,410    Etablissements Economiques du Casino Guichard-Perrachon SA                                             4,035,340
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

FRANCE (continued)
COMMON STOCKS (continued)

      35,710    Groupe Danone                                                                                    $     9,857,442
      50,520    Lafarge SA                                                                                             4,564,020
      88,880    Sanofi*                                                                                                3,754,532
      51,240    STMicroelectronics NV                                                                                  5,947,064
      86,770    Suez Lyonnaise des Eaux                                                                               14,416,636
      55,620    Total SA, B Shares*                                                                                    6,775,282
     211,494    Vivendi                                                                                               15,700,984
WARRANTS
      55,391    Vivendi Warrants*                                                                                        119,890
                                                                                                                 ---------------
                                                                                                                     126,642,181
                                                                                                                 ---------------
GERMANY (5.6%)
COMMON STOCKS
      36,930    BASF AG                                                                                                1,440,319
     135,618    DaimlerChrysler AG                                                                                    11,734,262
     135,290    Hoechst AG                                                                                             6,040,376
     112,910    Mannesmann AG                                                                                         15,465,863
     156,010    RWE AG                                                                                                 6,989,945
     110,010    Thyssen Krupp AG*                                                                                      2,174,025
                                                                                                                 ---------------
                                                                                                                      43,844,790
                                                                                                                 ---------------
INDONESIA (0.1%)
COMMON STOCKS
   1,811,500    PT Telekomunikasi Indonesia                                                                              840,357
                                                                                                                 ---------------
IRELAND (1.8%)
COMMON STOCKS
     353,460    Bank of Ireland                                                                                        6,560,079
     140,820    Elan Corp. plc ADR*#                                                                                   7,604,280
                                                                                                                 ---------------
                                                                                                                      14,164,359
                                                                                                                 ---------------
ITALY (5.4%)
COMMON STOCKS
   1,991,000    Banca di Roma                                                                                          2,914,538
   1,415,390    ENI SpA                                                                                                8,864,891
     810,780    Italgas SpA                                                                                            3,484,298
     623,240    Olivetti SpA*                                                                                          1,948,485
     228,830    San Paolo--IMI SpA                                                                                     3,098,512
   1,256,180    Telecom Italia Mobile SpA                                                                              7,408,008
   1,236,032    Telecom Italia SpA                                                                                    14,216,508
                                                                                                                 ---------------
                                                                                                                      41,935,240
                                                                                                                 ---------------
JAPAN (16.6%)
COMMON STOCKS
     336,000    Amada Metrecs Co. Ltd.                                                                                 1,854,924
     258,000    Arcland Sakamoto                                                                                       2,882,803
     263,000    Bridgestone Corp.                                                                                      6,900,428
     182,650    Credit Saison Co. Ltd.                                                                                 3,703,794
     239,000    Dai-Dan Co. Ltd.                                                                                       1,681,426
   1,122,000    Dai-Tokyo Fire & Marine Insurance Co. Ltd.                                                             3,835,342
     319,000    Daiwa House Industry Co. Ltd.                                                                          3,442,939
         847    East Japan Railway Co.                                                                                 4,907,299
     237,000    Fuji Photo Film Co.                                                                                    8,474,093

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

JAPAN (continued)
COMMON STOCKS (continued)

     667,000    Hanshin Electric Railway Co. Ltd.                                                                $     2,467,710
     520,000    Hitachi Ltd.                                                                                           3,826,187
     564,000    Kuraray Co. Ltd.                                                                                       6,143,221
     294,000    Matsushita Electric Industrial Co. Ltd.                                                                5,329,083
   1,219,000    Mitsui & Co. Ltd.                                                                                      7,799,097
     101,000    Murata Manufacturing Co. Ltd.                                                                          5,575,815
      68,200    Nagaileben Co. Ltd.                                                                                    1,704,719
         275    Nippon Telegraph & Telephone Corp.                                                                     2,685,814
      70,000    Nitto Denko Corp.                                                                                      1,404,982
     260,000    Nomura Securities Co. Ltd.                                                                             2,595,265
         149    NTT Mobile Communications Network, Inc.                                                                8,151,712
     263,000    Omron Corp.                                                                                            3,635,241
      66,900    Promise Co. Ltd.                                                                                       3,278,001
     147,000    Sekisui House                                                                                          1,596,292
     337,000    Showa Shell Sekiyu                                                                                     1,899,494
      31,300    SMC Corp.                                                                                              2,854,874
      64,200    Sony Corp.                                                                                             6,036,351
   4,020,000    Sumitomo Metal Industries Ltd.                                                                         5,290,349
     213,000    Takeda Chemical Industries                                                                             9,467,056
     681,000    Toppan Printing Co. Ltd.                                                                               7,637,435
      62,000    Toyota Motor Corp.                                                                                     1,693,428
     161,000    Yasuda Fire & Marine Insurance Co. Ltd.                                                                  912,804
                                                                                                                 ---------------
                                                                                                                     129,667,978
                                                                                                                 ---------------
NETHERLANDS (8.0%)
COMMON STOCKS
      36,370    Akzo Nobel NV                                                                                          1,513,550
     204,350    Internationale Nederlanden Group NV                                                                   10,950,626
     220,220    Koninklijke Ahold NV                                                                                   7,702,352
     151,080    Koninklijke Philips Electronics NV*                                                                   12,993,118
      87,049    Oce NV                                                                                                 2,402,914
     184,590    Royal Dutch Petroleum Co.                                                                             10,306,705
     365,610    TNT Post Group NV                                                                                      9,213,096
     125,620    United Pan-Europe Communications NV*                                                                   7,716,798
                                                                                                                 ---------------
                                                                                                                      62,799,159
                                                                                                                 ---------------
NEW ZEALAND (0.7%)
COMMON STOCKS
   1,673,000    Carter Holt Harvey Ltd.                                                                                1,919,481
     836,500    Telecom Corp of New Zealand Ltd.                                                                       3,614,723
                                                                                                                 ---------------
                                                                                                                       5,534,204
                                                                                                                 ---------------
PHILIPPINES (0.3%)
COMMON STOCKS
   2,508,500    Ayala Land, Inc.                                                                                         807,598
     227,500    Manila Electric Co., B Shares                                                                            783,245
      39,000    Philippine Long Distance Telephone Co.                                                                 1,096,713
                                                                                                                 ---------------
                                                                                                                       2,687,556
                                                                                                                 ---------------
PORTUGAL (1.2%)
COMMON STOCKS
     345,590    Electricidade de Portugal SA                                                                           6,305,611
 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

PORTUGAL (continued)
COMMON STOCKS (continued)

     177,750    Semapa--Sociedade de Investimento e Gestao SGPS SA                                               $     2,899,376
                                                                                                                 ---------------
                                                                                                                       9,204,987
                                                                                                                 ---------------
SINGAPORE (0.9%)
COMMON STOCKS
     326,000    City Developments Ltd.                                                                                 1,946,861
     229,200    Development Bank of Singapore Ltd.-- Foreign Shares                                                    2,365,455
     215,827    Singapore Press Holdings Ltd.                                                                          2,953,248
                                                                                                                 ---------------
                                                                                                                       7,265,564
                                                                                                                 ---------------
SPAIN (2.3%)
COMMON STOCKS
      28,000    Bankinter SA                                                                                           1,105,212
     520,625    Endesa SA                                                                                             11,110,625
     119,768    Telefonica SA*                                                                                         5,758,133
                                                                                                                 ---------------
                                                                                                                      17,973,970
                                                                                                                 ---------------
SWEDEN (2.4%)
COMMON STOCKS
     223,730    Electrolux AB, Series B                                                                                4,344,993
     226,980    Securitas AB, B Shares                                                                                 3,243,204
     426,790    Telefonaktiebolaget LM Ericsson, B Shares                                                             11,424,771
                                                                                                                 ---------------
                                                                                                                      19,012,968
                                                                                                                 ---------------
SWITZERLAND (4.4%)
COMMON STOCKS
       3,568    ABB AG                                                                                                 5,058,577
       5,878    Novartis AG--Registered Shares                                                                         8,551,121
         840    Roche Holding AG                                                                                       8,909,851
      40,872    UBS AG--Registered Shares                                                                             11,857,631
                                                                                                                 ---------------
                                                                                                                      34,377,180
                                                                                                                 ---------------
THAILAND (0.2%)
COMMON STOCKS
     179,000    Electricity Generating Public Co. Ltd.                                                                   380,697
      99,000    PTT Exploration and Production Public Co. Ltd.*                                                          804,899
     370,000    Siam Commercial Bank Public Co. Ltd.*                                                                    430,811
                                                                                                                 ---------------
                                                                                                                       1,616,407
                                                                                                                 ---------------
UNITED KINGDOM (21.8%)
COMMON STOCKS
   1,098,290    Airtours plc                                                                                           9,025,647
     762,570    Allied Domecq plc                                                                                      7,313,324
     366,550    ARM Holdings plc*                                                                                      3,582,894
   1,789,360    ASDA Group plc                                                                                         5,075,069
     847,990    BP Amoco plc                                                                                          15,178,010
     860,480    British Airways plc                                                                                    6,177,173
     476,430    British Energy plc                                                                                     4,256,131
     716,610    British Land Co. plc                                                                                   6,315,628
     861,000    British Sky Broadcasting Group plc                                                                     8,181,422

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                              INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCKS (continued)

     444,370    British Telecommunications plc                                                                   $     7,412,529
     574,040    Cable & Wireless plc                                                                                   7,082,782
     911,140    David S. Smith Holdings plc                                                                            1,956,415
   1,092,020    Electrocomponents plc                                                                                  8,828,008
     385,820    Glaxo Wellcome plc                                                                                    10,831,529
     559,330    Imperial Chemical Industries plc                                                                       6,166,340
     571,495    Kingfisher plc                                                                                         7,184,166
   2,495,530    LASMO plc*                                                                                             5,278,466
     858,240    Lloyds TSB Group plc                                                                                  11,345,760
     472,690    Marks & Spencer plc                                                                                    2,984,307
     209,530    Pearson plc                                                                                            3,995,435
      55,000    Rio Tinto plc                                                                                            806,408
     255,810    RMC Group plc                                                                                          3,414,550
   1,807,510    Rolls-Royce plc*                                                                                       7,602,928
     411,770    Shell Transport & Trading Co. plc                                                                      2,980,738
     226,405    Tibbett and Britten Group plc                                                                          1,904,654
     561,340    Vodafone Group plc                                                                                    10,694,951
     873,173    Williams plc                                                                                           5,110,464
                                                                                                                 ---------------
                                                                                                                     170,685,728
                                                                                                                 ---------------
TOTAL STOCKS & WARRANTS (COST $608,189,056)                                                                          706,511,971
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS (6.6%)
  11,035,005    Business Class Plus                                                                                   11,035,005
  41,013,524    Norwest Treasury Fund                                                                                 41,013,524
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $52,048,529)                                                                       52,048,529
                                                                                                                 ---------------
TIME DEPOSITS (3.1%)
  23,200,000    Euro Dollar Time Deposit (cost $24,258,192)                                                           24,258,192
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $684,495,777)                                                                   $   782,818,692
                                                                                                                 ---------------
                                                                                                                 ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

EXPIRATION                              UNDERLYING FACE   UNREALIZED
   DATE       CURRENCY       UNITS      AMOUNT OF VALUE  DEPRECIATION
----------  ------------  ------------  ---------------  ------------
 8/18/99    Japanese Yen  2,843,147,000   $23,638,719     $ (145,345)

-----------------------------------------------------------------
                                                 INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------
AUSTRALIA (2.0%)
COMMON STOCK
     375,000    News Corp. Ltd.                                                                                  $     3,104,045
                                                                                                                 ---------------
                                                                                                                       3,104,045
                                                                                                                 ---------------
BRAZIL (1.6%)
COMMON STOCK
      75,000    Aracruz Celulose SA ADR                                                                                1,443,750
PREFERRED STOCK
   9,087,945    Telecomunicacoes de Sao Paulo SA                                                                       1,099,968
                                                                                                                 ---------------
                                                                                                                       2,543,718
                                                                                                                 ---------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           INTERNATIONAL EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------
CANADA (0.7%)
COMMON STOCK
      20,000    Potash Corp. of Saskatchewan, Inc. (CAD)                                                         $     1,089,736
                                                                                                                 ---------------
                                                                                                                       1,089,736
                                                                                                                 ---------------
FINLAND (1.9%)
COMMON STOCK
      42,000    Nokia Corp. ADR                                                                                        2,982,000
                                                                                                                 ---------------
                                                                                                                       2,982,000
                                                                                                                 ---------------
FRANCE (13.8%)
COMMON STOCK
      26,000    Axa SA                                                                                                 3,004,042
      10,000    Canal Plus                                                                                             2,901,573
      20,000    Equant NV--NY Registered Shares*                                                                       1,658,751
     105,000    Groupe Air France*                                                                                     1,786,271
       8,500    Groupe Danone                                                                                          2,346,353
      36,000    STMicroelectronics NV                                                                                  4,178,257
      18,000    Suez Lyonnaise des Eaux                                                                                2,990,659
      20,000    Total SA, B Shares*                                                                                    2,436,276
                                                                                                                 ---------------
                                                                                                                      21,302,182
                                                                                                                 ---------------
GERMANY (6.0%)
COMMON STOCK
       7,500    Allianz AG--Registered                                                                                 2,054,627
      51,111    Deutsche Bank AG                                                                                       2,672,113
      22,500    Fresenius Medical Care AG                                                                              1,129,260
      28,000    Metro AG                                                                                               1,771,266
      23,000    Sixt AG                                                                                                1,695,459
                                                                                                                 ---------------
                                                                                                                       9,322,725
                                                                                                                 ---------------
GREECE (0.8%)
COMMON STOCK
      60,000    Hellenic Telecommunication Organization SA                                                             1,301,894
                                                                                                                 ---------------
                                                                                                                       1,301,894
                                                                                                                 ---------------
HONG KONG (1.8%)
COMMON STOCK
     220,000    Cheung Kong (Holdings) Ltd.                                                                            1,787,351
      30,000    HSBC Holdings plc                                                                                        982,656
                                                                                                                 ---------------
                                                                                                                       2,770,007
                                                                                                                 ---------------
HUNGARY (1.5%)
COMMON STOCK
     430,000    Magyar Tavkozlesi RT                                                                                   2,408,036
                                                                                                                 ---------------
                                                                                                                       2,408,036
                                                                                                                 ---------------
IRELAND (2.4%)
COMMON STOCK
      21,000    Elan Corp. plc ADR*                                                                                    1,134,000
      60,000    Ryanair Holdings plc ADR*                                                                              2,640,000
                                                                                                                 ---------------
                                                                                                                       3,774,000
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           INTERNATIONAL EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------
ISRAEL (0.9%)
COMMON STOCK
      67,000    Koor Industries Ltd. ADR                                                                         $     1,444,689
                                                                                                                 ---------------
                                                                                                                       1,444,689
                                                                                                                 ---------------
ITALY (3.6%)
COMMON STOCK
     230,000    ENI SpA                                                                                                1,440,539
     150,000    San Paolo--IMI SpA                                                                                     2,031,101
     210,000    Telecom Italia SpA                                                                                     2,169,435
                                                                                                                 ---------------
                                                                                                                       5,641,075
                                                                                                                 ---------------
JAPAN (15.3%)
COMMON STOCK
      65,000    Canon, Inc.                                                                                            1,640,870
      65,000    Honda Motor Co. Ltd.                                                                                   2,668,432
     100,000    Marui Co. Ltd.                                                                                         1,503,889
         240    Nippon Telegraph & Telephone Corp.                                                                     2,343,983
      30,000    Secom Co. Ltd.                                                                                         2,855,488
      30,000    Seven-Eleven Japan Co. Ltd.                                                                            2,604,701
      35,000    Sony Corp.                                                                                             3,290,846
     130,000    Sumitomo Bank Ltd.                                                                                     1,574,160
      50,000    Takeda Chemical Industries                                                                             2,222,313
      35,000    Takefuji Corp.                                                                                         3,085,168
                                                                                                                 ---------------
                                                                                                                      23,789,850
                                                                                                                 ---------------
KOREA, REPUBLIC OF (0.2%)
COMMON STOCK--ADR
      12,000    Korea Telecom Corp. ADR*                                                                                 381,750
                                                                                                                 ---------------
                                                                                                                         381,750
                                                                                                                 ---------------
MEXICO (2.1%)
COMMON STOCK
     650,000    Grupo Elektra SA de CV--CPO                                                                              350,458
     750,000    Telefonos de Mexico SA de CV Series L                                                                  2,945,064
                                                                                                                 ---------------
                                                                                                                       3,295,522
                                                                                                                 ---------------
NETHERLANDS (7.4%)
COMMON STOCK
      43,000    Koninklijke Ahold NV                                                                                   1,503,956
      30,000    Koninklijke Philips Electronics NV*                                                                    2,580,047
      34,000    Royal Dutch Petroleum Co.--NY Registered Shares                                                        1,923,126
      44,643    Unilever NV--CVA                                                                                       2,975,792
      40,000    United Pan-Europe Communications NV*                                                                   2,457,188
                                                                                                                 ---------------
                                                                                                                      11,440,109
                                                                                                                 ---------------
NEW ZEALAND (0.2%)
COMMON STOCK
     160,000    Tranz Rail Holdings Ltd.                                                                                 290,800
                                                                                                                 ---------------
                                                                                                                         290,800
                                                                                                                 ---------------

 FACE/SHARE                                                SECURITY
   AMOUNT                                                 DESCRIPTION                                                 VALUE
-----------------------------------------------------------------
                                           INTERNATIONAL EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------
NORWAY (1.0%)
COMMON STOCK
     100,000    Petroleum Geo-Services ASA*                                                                      $     1,616,576
                                                                                                                 ---------------
                                                                                                                       1,616,576
                                                                                                                 ---------------
SINGAPORE (3.3%)
COMMON STOCK
     300,000    Development Bank of Singapore Ltd.-- Foreign Shares                                                    3,096,145
     150,000    Singapore Press Holdings Ltd.                                                                          2,052,501
                                                                                                                 ---------------
                                                                                                                       5,148,646
                                                                                                                 ---------------
SPAIN (3.6%)
COMMON STOCK
      70,000    Banco Santander Central Hispano SA                                                                     1,463,856
      55,000    Superdiplo SA*                                                                                         1,258,289
      61,200    Telefonica SA*                                                                                         2,942,327
                                                                                                                 ---------------
                                                                                                                       5,664,472
                                                                                                                 ---------------
SWEDEN (2.5%)
COMMON STOCK
      75,000    OM Gruppen AB                                                                                            949,165
     110,000    Telefonaktiebolaget LM Ericsson, Series B ADR                                                          2,963,125
                                                                                                                 ---------------
                                                                                                                       3,912,290
                                                                                                                 ---------------
SWITZERLAND (4.5%)
COMMON STOCK
         700    Nestle SA--Registered Shares                                                                           1,261,218
       1,900    Novartis AG--Registered Shares                                                                         2,763,587
      10,500    UBS AG--Registered Shares                                                                              3,046,222
                                                                                                                 ---------------
                                                                                                                       7,071,027
                                                                                                                 ---------------
UNITED KINGDOM (17.5%)
COMMON STOCK
     340,000    Amvescap plc                                                                                           3,105,451
      91,600    ARM Holdings plc ADR*                                                                                  2,673,575
     100,000    Bass plc                                                                                               1,475,810
     175,000    Boots Co. plc                                                                                          2,288,227
     150,000    BP Amoco plc                                                                                           2,684,821
     195,000    British Aerospace plc                                                                                  1,286,587
      85,000    British Telecommunications plc                                                                         1,417,884
      34,000    Glaxo Wellcome plc ADR                                                                                 1,912,500
     230,000    Select Appointments Holdings plc                                                                       2,819,423
      30,000    Smithkline Beecham plc ADR                                                                             1,968,750
     460,000    TeleWest Communications plc*                                                                           1,977,281
     170,000    Vodafone Group plc                                                                                     3,238,931
                                                                                                                 ---------------
                                                                                                                      26,849,240
                                                                                                                 ---------------
REPURCHASE AGREEMENTS (5.4%)
   8,358,679    Bear, Stearns & Cos., Inc., 4.90%, 6/1/99#                                                             8,358,679
                                                                                                                 ---------------

TOTAL INVESTMENTS (100.0%) (COST $150,294,063)                                                                   $   155,503,068
                                                                                                                 ---------------
                                                                                                                 ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 NOTES TO SCHEDULES OF INVESTMENTS                                  MAY 31, 1999

--------------------------------------------------------------------------------

*  Non-income producing security.

+ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. These securities had been determined to be liquid pursuant to procedures adopted by the Board of Trustees.

# Part or all of this investment is on loan. See Note 6 of Notes to Financial Statements.

** The Portfolios have invested in a joint repurchase agreement. The following represents the collateral on the Bear Stearns Cos., Inc. joint repurchase agreement: collateralized by $214,593,114 U.S. Government Agency Securities, 6.00% - 6.50%, 1/1/22 - 3/1/29; with a total market value of $210,016,043.

++ At May 31, 1999, $3,180,000 of U.S. Treasury Bills, 9/16/99 - 4/27/00, with a market value of $3,109,182 were pledged to cover margin requirements for open futures contracts.

## At May 31, 1999, $150,000 of U.S. Treasury Bills, 4/27/00, with a market value of $143,256 were pledged to cover margin requirements for open futures contracts.

*** Priced at fair value as determined by the Investment Adviser and approved by the Board of Trustees.

                                 ABBREVIATIONS
--------------------------------------------------------------------------------

AMBAC     American Municipal Bond Assurance Corporation
BIG       Bond Insurance Group
CLO       Collateralized Loan Obligation
C/O       Crossover refunding
COLL      Collateralized
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
EFA       Education Finance Authority
ETM       Escrowed to Maturity
FAMC      Federal Agricultural Mortgage Corporation
FFCB      Federal Farm Credit Bank
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HRA       Housing & Redevelopment Authority
HUD       Department of Housing and Urban Development
IDA       Industrial Development Authority
ISD       Independent School District
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MFHR      Multi Family Housing Revenue
PCR       Pollution Control Revenue
PFA       Public Finance Authority
PILOT     Payment in Lieu of Taxes
P/R       Prerefunded
RV        Revenue Bonds
SCEP      State Credit Enhancement Program
SD        School District
SFM       Single Family Mortgage
SLMA      Student Loan Marketing Association
TVA       Tennessee Valley Authority
USG       United States Government
UTGO      Unlimited Tax General Obligation
VA        Veterans' Administration
V/R       Variable Rate - These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on May 31, 1999.

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

                 (This page has been left blank intentionally.)

                             SCHRODER CAPITAL FUNDS
                                 ANNUAL REPORT
                                  MAY 31, 1999
                   SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
                        SCHRODER GLOBAL GROWTH PORTFOLIO
                           SCHRODER EM CORE PORTFOLIO

 REPORT OF INDEPENDENT ACCOUNTANTS                                  MAY 31, 1999

--------------------------------------------------------------------------------

           To Trustees and Investors of Schroder Capital Funds

               In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of three portfolios of Schroder Capital Funds: Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio (collectively the "Portfolios"), at May 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                           PricewaterhouseCoopers LLP

           Boston, Massachusetts
           July 15, 1999

                                                          SCHRODER CAPITAL FUNDS

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1999

--------------------------------------------------------------------------------

                                            SCHRODER     SCHRODER
                                          U.S. SMALLER    GLOBAL     SCHRODER
                                           COMPANIES      GROWTH      EM CORE
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          ------------  ----------  -----------
ASSETS
  Investments (Note 2)
    Investments at cost.................  $239,483,956  $2,688,728  $11,392,476
    Net unrealized appreciation.........   23,961,048     413,348     1,908,320
                                          ------------  ----------  -----------
  TOTAL INVESTMENTS AT VALUE............  263,445,004   3,102,076    13,300,796
  Cash..................................            -     444,663       477,235
  Foreign currency (cost $22,659).......            -           -        22,665
  Receivable for forward foreign
    currency contracts (Note 2).........            -           -        29,296
  Receivable for investments sold.......    2,616,709           -        53,793
  Receivable from investment adviser
    (Note 3)............................            -      40,012        52,325
  Receivable for dividends and
    interest............................       98,722       6,882        56,128
  Receivable for tax reclaims...........            -       5,272             -
  Organization costs, net of
    amortization (Note 2)...............       11,060         673           665
  Other assets..........................       23,506         259           854
                                          ------------  ----------  -----------
TOTAL ASSETS............................  266,195,001   3,599,837    13,993,757
                                          ------------  ----------  -----------

LIABILITIES
  Payable for investments purchased.....    4,798,442           -        20,323
  Payable for forward foreign currency
    contracts (Note 2)..................            -         661             -
  Due to investment adviser (Note 3)....      135,546           -             -
  Accrued expenses and other
    liabilities.........................       73,153      27,466        48,232
                                          ------------  ----------  -----------
TOTAL LIABILITIES.......................    5,007,141      28,127        68,555
                                          ------------  ----------  -----------
NET ASSETS..............................  $261,187,860  $3,571,710  $13,925,202
                                          ------------  ----------  -----------
                                          ------------  ----------  -----------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED MAY 31, 1999

--------------------------------------------------------------------------------

                                                                                                      SCHRODER      SCHRODER
                                                                                                    U.S. SMALLER     GLOBAL
                                                                                                      COMPANIES      GROWTH
                                                                                                      PORTFOLIO     PORTFOLIO
                                                                                                    -------------  -----------
INVESTMENT INCOME
  Dividend income(a)..............................................................................   $ 1,606,034    $  41,475
  Interest income.................................................................................       726,966       23,195
                                                                                                    -------------  -----------
TOTAL INVESTMENT INCOME...........................................................................     2,333,000       64,670
                                                                                                    -------------  -----------
EXPENSES
  Investment advisory (Note 3)....................................................................     1,803,074       17,416
  Administration (Note 3).........................................................................             -        5,225
  Subadministration (Note 3)......................................................................       225,384       25,000
  Interestholder recordkeeping....................................................................        12,125       12,096
  Custody.........................................................................................        43,602       46,051
  Accounting......................................................................................        43,000       68,000
  Legal...........................................................................................        66,639        1,220
  Audit...........................................................................................        60,593       18,630
  Pricing Services................................................................................         6,773        9,963
  Trustees........................................................................................        32,769          369
  Amortization of organization costs (Note 2).....................................................         5,018          195
  Miscellaneous...................................................................................        24,457          272
                                                                                                    -------------  -----------
TOTAL EXPENSES....................................................................................     2,323,434      204,437
  Fees waived and expenses reimbursed (Note 6)....................................................             -     (174,835)
                                                                                                    -------------  -----------
NET EXPENSES......................................................................................     2,323,434       29,602
                                                                                                    -------------  -----------
NET INVESTMENT INCOME.............................................................................         9,566       35,068
                                                                                                    -------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Loss from
  Securities......................................................................................   (36,405,203)     (40,543)
  Foreign currency transactions...................................................................             -      (10,838)
                                                                                                    -------------  -----------
Net Realized Loss from Investments and Foreign Currency Transactions..............................   (36,405,203)     (51,381)
                                                                                                    -------------  -----------
Net Change in Unrealized Appreciation (Depreciation) of
  Securities......................................................................................   (15,329,451)     196,771
  Foreign currency transactions...................................................................             -       (7,531)
                                                                                                    -------------  -----------
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency
 Transactions.....................................................................................   (15,329,451)     189,240
                                                                                                    -------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS..........   (51,734,654)     137,859
                                                                                                    -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................................   $(51,725,088)  $ 172,927
                                                                                                    -------------  -----------
                                                                                                    -------------  -----------
(a) Net of unrecoverable foreign withholding taxes of.............................................   $         -    $   6,036


                                                                                                     SCHRODER
                                                                                                     EM CORE
                                                                                                    PORTFOLIO
                                                                                                    ----------
INVESTMENT INCOME
  Dividend income(a)..............................................................................  $  242,305
  Interest income.................................................................................      64,910
                                                                                                    ----------
TOTAL INVESTMENT INCOME...........................................................................     307,215
                                                                                                    ----------
EXPENSES
  Investment advisory (Note 3)....................................................................     131,766
  Administration (Note 3).........................................................................      13,177
  Subadministration (Note 3)......................................................................      25,000
  Interestholder recordkeeping....................................................................      12,254
  Custody.........................................................................................     141,091
  Accounting......................................................................................      78,000
  Legal...........................................................................................       2,745
  Audit...........................................................................................      25,519
  Pricing Services................................................................................      13,652
  Trustees........................................................................................       1,573
  Amortization of organization costs (Note 2).....................................................         194
  Miscellaneous...................................................................................         939
                                                                                                    ----------
TOTAL EXPENSES....................................................................................     445,910
  Fees waived and expenses reimbursed (Note 6)....................................................    (255,027)
                                                                                                    ----------
NET EXPENSES......................................................................................     190,883
                                                                                                    ----------
NET INVESTMENT INCOME.............................................................................     116,332
                                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Loss from
  Securities......................................................................................  (2,565,114)
  Foreign currency transactions...................................................................     (40,084)
                                                                                                    ----------
Net Realized Loss from Investments and Foreign Currency Transactions..............................  (2,605,198)
                                                                                                    ----------
Net Change in Unrealized Appreciation (Depreciation) of
  Securities......................................................................................   4,254,694
  Foreign currency transactions...................................................................      25,516
                                                                                                    ----------
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency
 Transactions.....................................................................................   4,280,210
                                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS..........   1,675,012
                                                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................................  $1,791,344
                                                                                                    ----------
                                                                                                    ----------
(a) Net of unrecoverable foreign withholding taxes of.............................................  $   19,329

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

                                           FOR THE PERIOD ENDED MAY 31, 1988 AND
 STATEMENTS OF CHANGES IN NET ASSETS                 THE YEAR ENDED MAY 31, 1999
--------------------------------------------------------------------------------

                                             SCHRODER       SCHRODER
                                           U.S. SMALLER      GLOBAL       SCHRODER
                                            COMPANIES        GROWTH       EM CORE
                                            PORTFOLIO     PORTFOLIO(a)  PORTFOLIO(b)
                                          --------------  ------------  ------------
NET ASSETS, MAY 31, 1997................  $ 103,385,258   $         -   $         -
                                          --------------  ------------  ------------
OPERATIONS
  Net investment income.................        234,568        19,344       210,351
  Net realized gain (loss) from
    investments.........................      6,355,034       (30,332 )    (518,984 )
  Net change in unrealized appreciation
    (depreciation) from investments.....     28,258,572       223,207    (2,346,562 )
                                          --------------  ------------  ------------
  Net increase (decrease) in net assets
    resulting from operations...........     34,848,174       212,219    (2,655,195 )
                                          --------------  ------------  ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS
  Contributions.........................    228,163,060     3,070,201    39,419,804
  Withdrawals...........................    (10,593,071 )    (119,888 ) (10,034,574 )
                                          --------------  ------------  ------------
  Net increase from transactions in
    investors' beneficial interest......    217,569,989     2,950,313    29,385,230
                                          --------------  ------------  ------------
  Net increase in net assets............    252,418,163     3,162,532    26,730,035
                                          --------------  ------------  ------------
NET ASSETS, MAY 31, 1998................    355,803,421     3,162,532    26,730,035
                                          --------------  ------------  ------------
OPERATIONS
  Net investment income.................          9,566        35,068       116,332
  Net realized loss from investments....    (36,405,203 )     (51,381 )  (2,605,198 )
  Net change in unrealized appreciation
    (depreciation) on investments.......    (15,329,451 )     189,240     4,280,210
                                          --------------  ------------  ------------
  Net increase (decrease) in net assets
    resulting from operations...........    (51,725,088 )     172,927     1,791,344
                                          --------------  ------------  ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS
  Contributions.........................     62,305,395       605,384     8,838,138
  Withdrawals...........................   (105,195,868 )    (369,133 ) (23,434,315 )
                                          --------------  ------------  ------------
  Net increase (decrease) from
    transactions in investors'
    beneficial interest.................    (42,890,473 )     236,251   (14,596,177 )
                                          --------------  ------------  ------------
  Net increase (decrease) in net
    assets..............................    (94,615,561 )     409,178   (12,804,833 )
                                          --------------  ------------  ------------
NET ASSETS, MAY 31, 1999................  $ 261,187,860   $ 3,571,710   $13,925,202
                                          --------------  ------------  ------------
                                          --------------  ------------  ------------
(a) Commenced operations on October 15,
 1997
(b) Commenced operations on October 30,
 1997

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       RATIO TO AVERAGE
                                                         NET ASSETS(a)
                                          -------------------------------------------
                                             NET                                         PORTFOLIO
                                          INVESTMENT        NET            GROSS         TURNOVER
                                            INCOME       EXPENSES         EXPENSES         RATE
                                          ----------    -----------    --------------    --------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    0.00%          0.77%           0.77%            119%
  June 1, 1997 to May 31, 1998..........    0.10%          0.75%           0.75%             55%
  November 1, 1996 to May 31, 1997......    0.22%          0.85%           0.95%             34%
  August 15, 1996(b) to October 31,
    1996................................    0.50%          0.85%           1.31%             17%
 SCHRODER GLOBAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 31, 1999..........    1.01%          0.85%           5.87%             89%
  October 15, 1997(b) to May 31, 1998...    1.18%          0.85%           6.81%             14%
 SCHRODER EM CORE PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to May 1, 1999...........    0.88%          1.45%           3.38%            177%
  October 30, 1997(b) to May 31, 1998...    1.35%          1.45%           2.38%             23%

------------------------------
(a) Ratios for periods of less than one year are annualized.

(b) Commencement of operations.

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. As of May 31, 1999, Schroder Core, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), had eight investment portfolios. Included in this report are Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"). Schroder U.S. Smaller Companies Portfolio is a diversified portfolio that commenced operations on August 15, 1996 and, effective May 31, 1997, changed its fiscal year end to May 31 from October 31. Schroder Global Growth Portfolio and Schroder EM Core Portfolio are non-diversified portfolios that commenced operations on October 15, 1997 and October 30, 1997, respectively. Following the close of business on May 31, 1999, the Schroder U.S. Smaller Companies Portfolio distributed all its net assets to shareholders in complete liquidation and ceased investment operations. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolios are sold without any sales charges in private placement transactions to qualified investors, including open-end management investment companies.

 NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION---Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at the mean of the closing bid and ask prices ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, generally are valued at the most recent reported mid-market price. Prices used for valuations may be provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. Fair valued securities represented approximately 1.10% and 1.09% of the Schroder EM Core Portfolio's and Schroder Global Growth Portfolio's net assets at May 31, 1999, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME---Investment transactions are accounted for on the trade date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain or loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Schroder Global Growth Portfolio and Schroder EM Core Portfolio may enter into forward contracts to purchase or sell foreign currencies. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolios entering into offsetting commitments.

REPURCHASE AGREEMENTS---The Portfolios may invest in repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulties with the disposition of any securities held as collateral.

EXPENSE ALLOCATION---Schroder Core accounts separately for the assets and liabilities and operation of each portfolio. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

ORGANIZATION COSTS---Costs incurred by each Portfolio in connection with its organization are amortized on a straight line basis over a five-year period. Unamortized organization costs at May 31, 1999 for the U.S. Smaller Companies Portfolio are being reimbursed by the investment adviser.

                                                          SCHRODER CAPITAL FUNDS

--------------------------------------------------------------------------------

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER---Schroder Investment Management North America Inc. ("SIMNA") serves as investment adviser to Schroder Global Growth Portfolio and Schroder EM Core Portfolio pursuant to an Investment Advisory Agreement. Until July 1, 1999, Schroder Capital Management International Inc. ("SCMI") served as investment adviser Schroder Global Growth Portfolio and Schroder EM Core Portfolio, and through May 31, 1999 to Schroder U.S. Smaller Companies Portfolio. On July 1, 1999, SCMI was merged into SIMNA, and SIMNA commenced serving as investment adviser to Schroder Global Growth Portfolio and Schroder EM Core Portfolio. SCMI was, and SIMNA is, a wholly owned subsidiary of Schroder U.S. Holdings, Inc. SCMI was entitled to receive an annual fee, payable monthly, of 0.60% of the average daily net assets of Schroder U.S. Smaller Companies Portfolio. Pursuant to the Investment Advisory Agreement, SIMNA is entitled to receive from Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.50% and 1.00%, respectively, of each Portfolio's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR---The administrator of the Portfolios is Schroder Fund Advisors Inc. ("Schroder Advisors"). For its services, Schroder Advisors is entitled to receive from Schroder Global Growth Portfolio and Schroder EM Core Portfolio compensation at an annual rate, payable monthly, of 0.15% and 0.10%, respectively, of the average daily net assets of each Portfolio. Through May 31, 1999, Schroder Global Growth Portfolio and Schroder EM Core Portfolio paid subadministration fees to Forum Administrative Services, LLC ("FAdS") at an annual rate, payable monthly, of 0.075% of the average daily net assets of each Portfolio, subject to an annual minimum of $25,000. Until its liquidation, FAdS was entitled to receive compensation from Schroder U.S. Smaller Companies Portfolio at an annual rate, payable monthly, of 0.075% of it's average daily net assets subject to an annual minimum of $25,000. Effective June 1, 1999, Schroder Core has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under the Agreement, Schroder Global Growth Portfolio and Schroder EM Core Portfolio, together with other mutual funds managed by SIMNA and certain related entities, pay fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates: 0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of the assets in excess of $3.4 billion, subject to certain minimum requirements.

 NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended May 31, 1999, were as follows:

                                             COST OF         PROCEEDS
                                            PURCHASES       FROM SALES
                                          --------------  --------------
Schroder U.S. Smaller Companies
 Portfolio..............................  $  334,692,836  $  364,897,846
Schroder Global Growth Portfolio........       2,920,789       2,525,104
Schroder EM Core Portfolio..............      20,183,299      32,699,783

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of May 31, 1999, were as follows:

                                                                                          NET
                                               TAX         UNREALIZED    UNREALIZED   APPRECIATION
                                              BASIS       APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                          --------------  ------------  ------------  ------------
Schroder U.S. Smaller Companies
 Portfolio..............................  $  239,874,239  $35,863,481   $12,292,716   $23,570,765
Schroder Global Growth Portfolio........       2,689,340      520,585       107,849       412,736
Schroder EM Core Portfolio..............      11,632,298    2,453,973       785,475     1,668,498

 NOTE 5. FEDERAL TAXES

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain because they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the Portfolios' interest holders in proportion to their holdings of the Portfolios, regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

 NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

SIMNA is contractually obligated to reduce its compensation for the current fiscal year (and, if necessary, to pay certain other expenses) until December 31, 1999, to the extent that Schroder EM Core Portfolio's expenses exceed 1.45% and Schroder Global Growth Portfolio's expenses exceed 0.85% of each

                                                          SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------

 NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES (CONTINUED)

respective Portfolio's average daily net assets. SIMNA and Schroder Advisors may voluntarily waive all or a portion of their fees, from time to time. For the period ended May 31, 1999, Schroder Core's service providers voluntarily waived and/or reimbursed the following fees or expenses:

                                                                                EXPENSES
                                                     FEES WAIVED               REIMBURSED
                                          ----------------------------------  ------------
                                                       SCHRODER                 SCHRODER
                                            SCMI       ADVISORS      FADS       ADVISORS
                                          ---------  ------------  ---------  ------------
Schroder Global Growth Portfolio........  $  17,416  $     5,225   $  22,388  $   129,806
Schroder EM Core Portfolio..............    131,766       13,177      15,117       94,967

 NOTE 7. CONCENTRATION OF RISK

Schroder Global Growth Portfolio and Schroder EM Core Portfolio may invest more than 25% of their total assets in issuers located in any one country. To the extent that they do so, Schroder Global Growth Portfolio and Schroder EM Core Portfolio are susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in one country, the value of a Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. Schroder Global Growth Portfolio and Schroder EM Core Portfolio invest in countries with limited or developing capital markets. Investments in these markets may involve greater risks than investments in more developed markets.

                                                          SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS                                            MAY 31, 1999

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (95.8%)
BASIC MATERIALS (6.4%)
       69,000   Cambrex Corp.                             $     1,552,500
      246,100   Dal-Tile International, Inc.*                   2,414,857
       43,000   Elcor Corp.                                     1,736,126
       43,800   Ferro Corp.                                     1,272,937
      189,100   Ivex Packaging Corp.*                           3,640,174
      141,700   Mueller Industries, Inc.*                       4,109,300
       81,200   Spartech Corp.                                  1,979,250
                                                          ---------------
                                                               16,705,144
                                                          ---------------
CAPITAL GOODS/CONSTRUCTION (4.8%)
       73,100   CTS Corp.                                       4,093,600
      165,000   Hussmann International, Inc.                    2,640,000
       83,500   SLI, Inc.                                       2,703,312
      121,100   Sybron International Corp.*                     3,042,637
                                                          ---------------
                                                               12,479,549
                                                          ---------------
CONSUMER CYCLICALS (16.3%)
       88,800   Ames Department Stores, Inc.*                   3,640,800
       47,100   Blyth Industries, Inc.*                         1,318,800
      120,000   CEC Entertainment, Inc.*                        4,537,501
        3,200   Chattem, Inc.                                     115,200
       43,800   Duane Reade, Inc.*                              1,396,125
      115,500   Fairfield Communities, Inc.*                    1,833,562
      115,700   Family Dollar Stores, Inc.                      2,581,556
       49,650   Fossil, Inc.*                                   2,082,197
      219,500   Goody's Family Clothing, Inc.*                  2,387,062
      110,600   Hollywood Entertainment Corp.*                  2,847,950
       74,200   Papa John's International, Inc.*                2,930,900
       87,900   Regis Corp.                                     2,120,587
       22,700   Ruby Tuesday, Inc.                                421,369
      148,300   Shopko Stores, Inc.*                            5,264,650
       99,275   Sonic Corp.*                                    2,733,169
       94,900   Sunglass Hut International, Inc.*               1,447,225
      119,300   Tent-A-Center, Inc.*                            3,079,432
       57,300   WestPoint Stevens, Inc.                         1,812,112
                                                          ---------------
                                                               42,550,197
                                                          ---------------
CONSUMER STAPLES (4.9%)
       68,100   American Italian Pasta Co.*                     1,872,750
      122,000   Aurora Foods, Inc.*                             2,074,000
      185,700   Foodmaker, Inc.*                                5,013,900
      164,100   Richfood Holdings, Inc.                         2,102,531
       49,900   Suiza Foods Corp.*                              1,827,588
                                                          ---------------
                                                               12,890,769
                                                          ---------------
ENERGY (7.1%)
       99,600   B.J. Service Co.*                               2,745,226
       57,800   Cooper Cameron Corp.*                           2,091,637
      505,300   El Paso Electric Co.*                           4,326,631
      129,000   Hanover Compressor Co.*                         3,579,750
       44,700   Montana Power Co.*                              3,302,212
       78,600   Weatherford International, Inc.*                2,593,800
                                                          ---------------
                                                               18,639,256
                                                          ---------------
FINANCIAL (13.0%)
      105,500   Affiliated Managers Group, Inc.*                3,085,875

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
FINANCIAL (continued)

      149,200   AmerUs Life Holdings, Inc.                $     3,851,225
       49,800   Bank United Corp.                               2,060,476
      222,800   Catellus Development Corp.*                     3,425,550
      189,500   Colonial BancGroup, Inc.                        2,439,812
       64,300   Cullen/Frost Bankers, Inc.                      3,616,875
       73,700   Duff & Phelps Credit Rating Co.                 4,537,156
      101,300   Fremont General Corp.                           2,146,295
      143,200   Heller Financial, Inc.                          4,260,200
       70,550   North Fork BanCorp, Inc.                        1,503,596
       40,000   Stancorp Financial Group, Inc.*                   997,500
       54,800   Sun Communities, Inc.                           2,003,625
                                                          ---------------
                                                               33,928,185
                                                          ---------------
HEALTH CARE (9.9%)
       92,600   Amerisource Health Corp.*                       2,737,488
      200,900   Haemonetics Corp.*                              3,817,100
      141,700   HCR Manor Care, Inc.*                           3,790,475
       74,800   Henry Schein, Inc.*                             2,258,026
       20,200   InfoCure Corp.*                                   744,875
      116,200   Invacare Corp.                                  2,897,738
      132,300   Pharmaceutical Product Development,
                  Inc.*                                         3,539,025
       69,000   Province Healthcare Co.*                        1,492,125
      118,800   Quest Diagnostics, Inc.*                        3,036,825
       86,300   Roberts Pharmaceutical Corp.*                   1,639,700
                                                          ---------------
                                                               25,953,377
                                                          ---------------
TECHNOLOGY (8.5%)
      121,600   Antec Corp.*                                    3,564,401
       68,200   Benchmark Electronics, Inc.*                    2,046,000
       42,500   Dallas Semiconductor Corp.                      1,848,750
      114,400   EG&G, Inc.                                      3,396,250
       88,400   Nielsen Media Research, Inc.                    2,364,700
       29,700   Symbol Technologies, Inc.                       1,485,000
       66,800   Thomas & Betts Corp.                            2,859,875
       85,500   Unitrode Corp.*                                 1,779,468
       84,100   Zebra Technologies Corp.*                       2,701,712
                                                          ---------------
                                                               22,046,156
                                                          ---------------
TRANSPORTATION/SERVICES/MISCELLANEOUS (24.9%)
      109,100   ACNielsen Corp.*                                3,075,257
       57,900   Apria Healthcare Group, Inc.*                   1,194,187
      136,300   Coach USA, Inc.*                                3,969,738
       17,000   Cox Radio, Inc.*                                  908,437
       15,700   General Nutrition Cos., Inc.*                     260,031
      206,100   Group Maintenance America Corp.*                2,808,114
          500   Inet Technologies, Inc.*                            8,531
      131,300   J.B. Hunt Transport Services, Inc.              2,215,687
        9,600   Lincare Holdings, Inc.*                           236,400
      218,300   Mail-Well, Inc.*                                3,233,568
      120,000   Manufactured Home Communities, Inc.             3,105,000
      147,600   Mesaba Holdings, Inc.*                          2,195,550
          620   Metrocall, Inc.*                                    1,801
      126,200   NOVA Corp.*                                     2,807,950
      139,300   Ocular Sciences, Inc.*                          4,248,650
      134,500   Penton Media, Inc.                              2,698,407
       62,300   Pinnacle Holdings, Inc.*                        1,133,081

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS  (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION/SERVICES/MISCELLANEOUS (continued)

       10,100   Radio One, Inc.*                          $       406,525
       79,700   Remedy Corp.*                                   1,514,300
       83,900   RemedyTemp, Inc.*                               1,132,650
       96,900   Rent-Way, Inc.*                                 2,434,612
      299,500   Safety Kleen Corp.                              4,698,406
      168,200   School Specialty, Inc.*                         2,501,975
      101,600   SkyWest, Inc.                                   2,362,200
      148,400   Superior Services, Inc.*                        3,181,325
       55,200   SPX Corp.                                       4,284,900
       23,700   Time Warner Telecom, Inc.*                        607,312
       91,100   True North Communications, Inc.                 2,129,463
       75,450   Valassis Communications, Inc.*                  2,626,603
       78,000   Young & Rubicam, Inc.                           2,983,500
                                                          ---------------
                                                               64,964,160
                                                          ---------------

TOTAL COMMON STOCKS
  (COST $226,195,745)                                         250,156,793
                                                          ---------------
  PRINCIPAL
   AMOUNT
-------------

SHORT TERM INVESTMENTS (5.1%)
   12,456,995   Dreyfus Cash Management                        12,456,995
      831,216   Federated Prime Obligations Fund                  831,216
                                                          ---------------

TOTAL SHORT TERM INVESTMENTS
  (COST $13,288,211)                                           13,288,211
                                                          ---------------
TOTAL INVESTMENTS (100.9%)
  (COST $239,483,956)                                         263,445,004

OTHER ASSETS LESS LIABILITIES (-0.9%)                          (2,257,144)
                                                          ---------------
TOTAL NET ASSETS (100.00%)                                $   261,187,860
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                    SCHRODER GLOBAL GROWTH PORTFOLIO
-----------------------------------------------------------------
BELGIUM (0.6%)
COMMON STOCK
           69   Grupo Bruxelles Lambert SA*               $        12,048
          160   KBC Bancassurance Holding                           9,753
                                                          ---------------
                                                                   21,801
                                                          ---------------
DENMARK (0.9%)
COMMON STOCK
          174   Den Danske Bank Group                              18,708
          290   International Service System A/S*                  14,611
                                                          ---------------
                                                                   33,319
                                                          ---------------
FINLAND (0.1%)
COMMON STOCK
          430   Stora Enso Oyj                                      4,397
                                                          ---------------
FRANCE (10.0%)
COMMON STOCK
           98   Accor SA                                           24,101
                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

FRANCE (continued)
COMMON STOCK (continued)

          210   AGF - Assurances General de France        $        10,439
           70   Air Liquide                                        10,569
           81   Alcatel Alsthom                                     9,655
          159   AXA                                                18,371
          133   Bouygues SA                                        35,267
           85   Canal Plus                                         24,663
          363   Elf Aquitaine SA                                   52,683
          119   Etablissements Economiques du Casino
                  Guichard--Perrachon SA                           11,323
           40   Groupe Danone                                      11,042
          160   Lafarge SA                                         14,455
          280   Sanofi SA*                                         11,828
          130   STMicroelectronics NV                              15,088
          262   Suez Lyonnaise des Eaux                            43,531
          166   Total SA, B Shares*                                20,221
          597   Vivendi                                            44,320
                                                          ---------------
                                                                  357,556
                                                          ---------------
GERMANY (3.2%)
COMMON STOCK
          160   BASF AG                                             6,240
          313   DaimlerChrysler AG                                 27,082
          360   Hoechst AG                                         16,073
          267   Mannesmann AG                                      36,572
          400   RWE AG                                             17,921
          490   Thyssen Krupp AG                                    9,683
                                                          ---------------
                                                                  113,571
                                                          ---------------
GREECE (0.3%)
COMMON STOCK
          170   Siemens AG                                         11,466
                                                          ---------------
INDONESIA (0.1%)
COMMON STOCK
        8,000   PT Telekomunikasi Indonesia                         3,711
                                                          ---------------
ITALY (3.0%)
COMMON STOCK
        5,110   Banca di Roma                                       7,480
        4,164   ENI SpA                                            26,080
          770   Istituto Bancario San Paolo di Torino              10,426
        1,720   Olivetti SpA*                                       5,377
        3,284   Telecom Italia Mobile SpA                          19,367
        3,394   Telecom Italia SpA(a)                              39,037
                                                          ---------------
                                                                  107,767
                                                          ---------------
JAPAN (9.9%)
COMMON STOCK
        1,000   Bridgestone Corp.                                  26,237
        1,000   Credit Saison Co. Ltd.                             20,278
        1,000   Fuji Photo Film Co.                                35,756
        1,000   Kuraray Co. Ltd.                                   10,892
        1,000   Matsushita Electric Industrial Co. Ltd.            18,126
        2,000   Mitsui Fudosan Co. Ltd.                            16,703
            1   Nippon Telegraph & Telephone Corp.                  9,767
            2   NTT Mobile Communications Network, Inc.           109,418

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS  (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

JAPAN (continued)
COMMON STOCK (continued)

          100   Promise Co. Ltd.                          $         4,900
        2,000   Sekisui House Ltd.                                 21,718
          200   Sony Corp.                                         18,805
       10,000   Sumitomo Metal Industries Ltd.                     13,160
        2,000   Teijin Ltd.                                         7,714
        1,000   Toppan Printing Co. Ltd.                           11,215
        5,000   Yasuda Fire & Marine Insurance Co. Ltd.            28,348
                                                          ---------------
                                                                  353,037
                                                          ---------------
KOREA, REPUBLIC OF (0.6%)
COMMON STOCK
          500   Kookmin Bank                                        7,568
          175   Samsung Electronics Co.                            12,175
RIGHTS
           14   Samsung Electronics Co.*                              149
                                                          ---------------
                                                                   19,892
                                                          ---------------
NETHERLANDS (4.7%)
COMMON STOCK
          160   Akzo Nobel NV                                       6,658
          556   ING Groep NV                                       29,820
          555   Koninklijke Ahold NV                               19,443
          424   Koninklijke (Royal) Philips Electronics
                  NV*                                              36,464
          460   Royal Dutch Petroleum Co.                          25,685
        1,255   TNT Post Group NV                                  31,625
          274   United Pan-Europe Communications NV*               16,832
                                                          ---------------
                                                                  166,527
                                                          ---------------
NEW ZEALAND (0.7%)
COMMON STOCK
        7,500   Carter Holt Harvey Ltd.                             8,605
        3,700   Telecom Corp. of New Zealand Ltd.                  15,988
                                                          ---------------
                                                                   24,593
                                                          ---------------
PHILIPPINES (0.5%)
COMMON STOCK
       19,000   Ayala Land, Inc.                                    6,117
        1,500   Manila Electric Co., B Shares                       5,164
          300   Philippine Long Distance Telephone Co.              8,436
                                                          ---------------
                                                                   19,717
                                                          ---------------
PORTUGAL (0.7%)
COMMON STOCK
        1,330   Electricidade de Portugal, SA                      24,267
                                                          ---------------
SINGAPORE (1.0%)
COMMON STOCK
        2,100   Development Bank of Singapore Ltd.                 21,673
          896   Singapore Press Holdings Ltd.                      12,260
                                                          ---------------
                                                                   33,933
                                                          ---------------
SPAIN (1.6%)
COMMON STOCK
          440   Bankinter SA                                       17,368
                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

SPAIN (continued)
COMMON STOCK (continued)

        1,114   Endesa SA                                 $        23,774
          326   Telefonica SA*                                     15,693
                                                          ---------------
                                                                   56,835
                                                          ---------------
SWEDEN (1.2%)
COMMON STOCK
          480   Electrolux AB, Series B                             9,322
        1,204   Telefonaktiebolaget LM Ericsson, B
                  Shares                                           32,230
                                                          ---------------
                                                                   41,552
                                                          ---------------
SWITZERLAND (2.5%)
COMMON STOCK
            8   ABB AG                                             11,342
           16   Novartis AG                                        23,272
            1   Roche Holding AG                                   10,606
          158   UBS AG                                             45,838
                                                          ---------------
                                                                   91,058
                                                          ---------------
THAILAND (0.3%)
COMMON STOCK
        1,000   Electricity Generating Public Co. Ltd.              2,127
          500   PTT Exploration and Production Public
                  Co. Ltd.                                          4,065
        3,000   Siam Commercial Bank Public Co. Ltd.                3,493
                                                          ---------------
                                                                    9,685
                                                          ---------------
UNITED KINGDOM (14.3%)
COMMON STOCK
        3,091   Airtours plc                                       25,402
        2,120   Allied Domecq plc                                  20,331
        1,660   ARM Holdings plc*                                  16,226
        2,780   BP Amoco plc                                       49,759
        2,770   British Airways plc                                19,885
        1,185   British Energy plc                                 10,586
        1,950   British Land Co. plc                               17,186
        2,890   British Sky Broadcasting Group plc                 27,461
        1,860   British Telecommunications plc                     31,027
        2,250   Cable & Wireless plc                               27,762
        3,080   David S. Smith Holdings plc                         6,614
        5,730   Electrocomponents plc                              46,322
        1,320   Glaxo Wellcome plc                                 37,057
        2,110   Imperial Chemical Industries plc                   23,262
        1,810   Kingfisher plc                                     22,753
        8,170   LASMO plc*                                         17,281
        1,830   Lloyds TSB Group plc                               24,192
        2,220   Marks & Spencer plc                                14,015
          500   Pearson plc                                         9,534
          180   Rio Tinto plc                                       2,639
          750   RMC Group plc                                      10,011
        6,494   Rolls-Royce plc                                    27,315
        1,820   Shell Transport & Trading Co. plc                  13,175
        2,140   Williams plc                                       12,525
                                                          ---------------
                                                                  512,320
                                                          ---------------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS  (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
UNITED STATES OF AMERICA (30.7%)
COMMON STOCK
          860   Allied Signal, Inc.                       $        49,934
          477   American International Group, Inc.                 54,528
          555   Ameritech Corp.                                    36,526
          660   Anheuser-Busch Cos., Inc.                          48,221
          670   Bristol-Myers Squibb Co.                           45,980
          245   Capital One Financial Corp.                        36,918
          732   Cisco Systems, Inc.*                               79,697
          420   Computer Sciences Corp.*                           27,169
          600   Costco Cos., Inc.*                                 43,500
          369   Elan Corp. plc, ADR*                               19,926
          823   Federal Home Loan Mortgage Corp.                   47,991
        1,047   Gap, Inc.                                          65,503
          425   General Electric Co.                               43,217
          672   Guidant Corp.                                      33,600
          510   Kroger Co.*                                        29,867
          640   Lowe's Cos., Inc.                                  33,240
        1,100   McGraw-Hill Cos., Inc.                             57,064
          380   Medtronic, Inc.                                    26,980
          550   Microsoft Corp.*                                   44,378
          255   Pfizer, Inc.                                       27,285
          450   Procter & Gamble Co.                               42,020
        1,630   Sun Microsystems, Inc.*                            97,393
          840   United Technologies Corp.                          52,133
        1,220   Wal-Mart Stores, Inc.                              52,002
                                                          ---------------
                                                                1,095,072
                                                          ---------------

TOTAL INVESTMENTS (86.9%)
  (COST $2,688,728)                                             3,102,076

OTHER ASSETS LESS LIABILITIES (13.1%)                             469,634
                                                          ---------------
TOTAL NET ASSETS (100.0%)                                 $     3,571,710
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACT TO SELL

CONTRACT                             UNDERLYING FACE     UNREALIZED
  DATE       CURRENCY       UNITS    AMOUNT OF VALUE    DEPRECIATION
---------  -------------  ---------  ---------------  -----------------
 8/18/99   Japanese Yen   12,933,000    $ 108,189         $     661
                                     ---------------          -----

-----------------------------------------------------------------
                       SCHRODER EM CORE PORTFOLIO
-----------------------------------------------------------------
ARGENTINA (3.8%)
COMMON STOCK
        2,200   Banco de Galicia y Buenos Aires SA de CV
                  ADR                                     $        46,063
        6,400   Perez Companc SA "B" Shares                        38,237
        2,000   Telecom Argentina ADR                              57,000
        2,500   Telefonica de Argentina SA, ADR                    80,938
        7,200   YPF Sociedad Anonima ADR                          303,300
                                                          ---------------
                                                                  525,538
                                                          ---------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
BOTSWANA (0.3%)
COMMON STOCK
       37,700   Sechaba Breweries Ltd.                    $        41,073
                                                          ---------------
BRAZIL (11.5%)
COMMON STOCK
        2,000   Companhia Brasileira de Distribuicao
                  Grupo Pao de Acucar ADR                          36,250
       10,700   Companhia Cervejaria Brahma ADR                   109,675
        8,069   Companhia Energetica de Minas Gerais--
                  CEMIG ADR                                       169,284
    1,638,000   Companhia Paulista de Forca e Luz--CPFL           109,995
        8,600   Companhia Vale do Rio Doce                        116,086
        4,700   Tele Celular Sul Participacoes SA ADR              88,419
PREFERRED STOCK
      123,000   Banco Itau SA                                      63,023
        7,500   Companhia Vale do Rio Doce                        133,140
       17,700   Petroleo Brasileiro SA--Petrobras                 248,919
        3,200   Tele Centro Sul Participacoes SA                  172,800
    1,792,000   Telecomunicacoes de Sao Paulo SA -
                  Telesp                                          216,897
        6,000   Telesp Participacoes SA                           131,250
                                                          ---------------
                                                                1,595,738
                                                          ---------------
CHILE (2.0%)
COMMON STOCK
        1,600   Banco Santander Chile ADR                          25,802
        3,900   Chilectra SA                                       88,818
        4,000   Distribucion y Servicio D&S SA ADR                 67,500
        2,000   Embotella Andina SA                                31,250
            1   Enersis SA ADR                                         19
          952   Quimica y Minera de Chile SA ADR                   33,208
        3,300   Quinenco SA ADR                                    34,650
                                                          ---------------
                                                                  281,247
                                                          ---------------
CHINA (1.6%)
COMMON STOCK
      284,000   Yanzhou Coal Mining Co. Ltd.                       71,782
      880,000   Yizheng Chemical Fibre Co. Ltd.                   131,640
      102,000   Zhenhai Refining & Chemical Co. Ltd.               20,257
                                                          ---------------
                                                                  223,679
                                                          ---------------
CZECH REPUBLIC (1.0%)
COMMON STOCK
        4,200   Ceska Sporitelna AS*                               19,558
        4,400   Komercni Banka AS GDR*                             26,180
        5,440   SPT Telekom AS                                     90,402
                                                          ---------------
                                                                  136,140
                                                          ---------------
EGYPT (0.9%)
COMMON STOCK
        6,270   Oriental Weavers Co.                              128,606
                                                          ---------------
GREECE (2.5%)
COMMON STOCK
        1,653   Alpha Credit Bank                                 112,384

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS  (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

GREECE (continued)
COMMON STOCK (continued)

        2,960   Hellenic Bottling Co. SA                  $        86,587
        6,918   Hellenic Telecommunication Organization
                  SA                                              150,108
                                                          ---------------
                                                                  349,079
                                                          ---------------
HONG KONG (0.5%)
COMMON STOCK
       28,000   China Merchants Holdings International
                  Co. Ltd.                                         18,054
       24,000   Cosco Pacific Ltd.                                 14,160
       19,000   New World Infrastructure Ltd.*                     30,505
       90,000   Zhehuang Expressway Co. Ltd.                       13,115
                                                          ---------------
                                                                   75,834
                                                          ---------------
HUNGARY (1.3%)
COMMON STOCK
        3,340   Matav RT ADR                                       93,520
        3,800   Mol Magyar Olaj RT GDR                             92,720
                                                          ---------------
                                                                  186,240
                                                          ---------------
INDIA (6.5%)
COMMON STOCK
          900   Infosys Technologies Ltd.                          44,775
        7,100   ITC Ltd. GDR                                      187,263
        7,500   Larsen & Toubro Ltd. GDR                           93,563
        4,300   Mahanagar Telephone GDR                            38,915
       24,000   Mahindra & Mahindra Ltd. GDR                      114,000
        6,700   Pentafour Software & Exports Ltd. GDR
                  (a)                                             153,162
       24,400   Reliance Industries Ltd.                          210,450
        6,300   State Bank of India                                66,308
                                                          ---------------
                                                                  908,436
                                                          ---------------
INDONESIA (2.3%)
COMMON STOCK
      795,000   PT Bank Internasional Indonesia                    21,982
       13,000   PT Gudang Garam Tbk                                25,081
       42,000   PT Hanjaya Mandala Sampoerna Tbk                   67,612
       60,000   PT Indofoods Sukses Makmur Tbk                     59,355
       17,000   PT Indosat (Persero) Tbk                           34,470
      249,000   PT Telekomunikasi Indonesia                       115,515
                                                          ---------------
                                                                  324,015
                                                          ---------------
ISRAEL (3.4%)
COMMON STOCK
       19,110   Bank Hapoalim Ltd.                                 48,478
       35,000   Bank Leumi Le-Israel                               65,910
        2,780   ECI Telecommunications Ltd.                        96,258
        1,700   Gilat Satellite Networks Ltd.*                     89,675
          800   Koor Industries Ltd.                               86,503
        1,840   Teva Pharmaceutical Industries Ltd. ADR            90,390
                                                          ---------------
                                                                  477,214
                                                          ---------------
                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
KOREA, REPUBLIC OF (12.8%)
COMMON STOCK
        4,240   Daewoo Securities Co.                     $         4,756
       11,500   Kookmin Bank GDR                                  174,074
        6,900   Korea Electric Power Corp. ADR                    211,216
          546   Korea Exchange Bank                                 2,473
        4,632   L.G. Chemical Ltd.                                 91,011
        3,600   Pohang Iron & Steel Co. Ltd.                      335,569
        4,466   Samsung Electronics Co.                           310,702
        2,500   Shinsegae Department Store Co.                    111,734
        5,898   SK Corp.                                          123,844
            3   SK Telecom Co. Ltd.                                 3,799
RIGHTS
          357   Samsung Electronics Co.*                            3,793
WARRANTS
        1,000   Korea Telecom*                                     49,460
        1,000   Pohang Iron & Steel Co. Ltd.*                      78,780
          250   SK Telecom Co. Ltd.*                              276,806
                                                          ---------------
                                                                1,778,017
                                                          ---------------
LUXEMBOURG (0.4%)
COMMON STOCK
        5,000   Quilmes Industrial SA ADR                          56,562
                                                          ---------------
MAURITIUS (0.3%)
COMMON STOCK
       58,700   State Bank of Mauritius Ltd.*                      37,321
                                                          ---------------
MEXICO (14.5%)
COMMON STOCK
       10,000   Alfa SA de CV                                      35,046
       19,000   ARA SA de CV*                                      64,751
       38,200   Cemex SA de CV                                    166,129
      147,400   Cifra SA de CV                                    238,419
       49,400   Fomento Economico Mexicano SA de CV               161,065
       39,000   Grupo Financiero Banamex Accival SA de
                  CV                                               77,841
       43,842   Grupo Industrial Bimbo SA de CV                    83,938
       17,400   Grupo Industrial Saltillo SA de CV                 54,164
       56,100   Grupo Modelo SA de CV                             142,675
       12,000   Grupo Sanborns SA*                                 20,020
        2,700   Grupo Televisa SA GDR                             112,894
       37,400   Industrias Penoles SA*                             95,497
       30,900   Kimberly-Clarke de Mexico SA de CV                 99,646
        8,300   Telefonos de Mexico SA ADR                        663,481
                                                          ---------------
                                                                2,015,566
                                                          ---------------
PERU (1.0%)
COMMON STOCK
        3,500   CPT Telefonica del Peru SA ADS                     50,750
        7,370   Credicorp Ltd.                                     81,070
                                                          ---------------
                                                                  131,820
                                                          ---------------
PHILIPPINES (3.0%)
COMMON STOCK
      160,600   Ayala Corp.                                        51,704

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULE OF INVESTMENTS  (CONCLUDED)                               MAY 31, 1999

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

PHILIPPINES (continued)
COMMON STOCK (continued)

       99,000   Far East Bank & Trust Co.                 $       149,606
      130,000   First Philippine Holdings Corp.                   163,995
       22,000   San Miguel Corp.                                   49,435
                                                          ---------------
                                                                  414,740
                                                          ---------------
POLAND (1.6%)
COMMON STOCK
        2,500   Bank Rozwoju Eksportu SA                           67,160
        4,750   Elektrim Spolka Akcyjna SA                         55,454
        1,200   KGHM Polska Miedz SA                               14,550
       14,060   Telekomunikacja Polska SA*                         84,712
                                                          ---------------
                                                                  221,876
                                                          ---------------
RUSSIA (1.6%)
COMMON STOCK
          810   Lukoil Holding ADR                                 30,132
       11,265   RAO Unified Energy Systems GDR                     65,901
       16,360   Surgutneftegaz ADR                                125,808
                                                          ---------------
                                                                  221,841
                                                          ---------------
SOUTH AFRICA (8.8%)
COMMON STOCK
       17,500   ABSA Group Ltd.                                    80,240
        4,655   Anglo American plc*                               214,377
       21,936   Barlow Ltd.                                       101,987
            1   Edgar Stores Ltd.                                       6
       17,100   Ellerine Holdings Ltd.                             58,531
       88,100   First Rand Ltd.                                    82,767
       25,441   LA Retail Stores Ltd.                              34,628
        7,776   Liberty Life Association of Africa Ltd.           104,719
      102,900   Malbak Ltd.                                        52,791
       26,400   Nampak Ltd.                                        52,906
        9,000   Rembrandt Group Ltd.                               63,847
       86,376   Sanlam Ltd.*                                       83,086
       18,400   Sappi Ltd.                                        112,095
       19,900   Sasol Ltd.                                        113,258
        8,975   South African Breweries Ltd.*                      72,087
                                                          ---------------
                                                                1,227,325
                                                          ---------------
TAIWAN (7.7%)
COMMON STOCK
        8,000   Asustek Computer, Inc.                             92,594
       13,000   Cathay Life Insurance Co.                          44,465
      236,000   Cheng Loong Co.*                                  123,964
       46,650   Compal Electronics, Inc.                          124,656
       67,000   Formosa Chemicals & Fibre Corp.                    69,567
       13,000   Synnex Technology International Corp.              71,858
      131,000   Taishin International Bank                         90,014
       62,000   Taiwan Semiconductor Manufacturing Co.*           222,476
      174,000   United World Chinese Commercial Bank              230,086
                                                          ---------------
                                                                1,069,680
                                                          ---------------
                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
THAILAND (3.1%)
COMMON STOCK
        8,000   Bangkok Bank Public Co. Ltd.              $        24,768
       19,000   Electricity Generating Public Co. Ltd.             40,409
        5,500   PTT Exploration and Production Public
                  Co. Ltd.                                         44,716
        3,800   Siam Cement Public Co. Ltd.                        98,619
       38,000   Thai Airways International Public Co.
                  Ltd.                                             64,450
      163,000   Thai Petrochemical Industry Public Co.
                  Ltd.                                             55,949
       24,000   Total Access Communication Public Co.
                  Ltd.                                             82,080
PREFERRED STOCK
       19,500   Siam Commercial Bank Public Co. Ltd.               19,949
WARRANTS
       19,500   Siam Commercial Bank Public Co. Ltd.*               6,824
                                                          ---------------
                                                                  437,764
                                                          ---------------
TURKEY (2.3%)
COMMON STOCK
    5,270,070   Akbank TAS                                         86,819
    3,083,074   Haci Omer Sabanci Holding                          75,807
    1,600,000   KOC Holding AS                                    123,924
       31,210   Migros Turk TAS                                    39,905
                                                          ---------------
                                                                  326,455
                                                          ---------------
ZIMBABWE (0.8%)
COMMON STOCK
    1,080,000   Econet Wireless Holdings*                         108,990
                                                          ---------------

TOTAL INVESTMENTS (95.5%)
  (COST $11,392,476)                                           13,300,796

OTHER ASSETS LESS LIABILITIES (4.5%)                              624,406
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $    13,925,202
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACTS TO SELL

                                                                     UNREALIZED
CONTRACT                                      UNDERLYING FACE      APPRECIATION/
  DATE         CURRENCY          UNITS        AMOUNT OF VALUE      (DEPRECIATION)
--------  ------------------  ------------  -------------------  ------------------
06/16/99  Brazilian Cruzeiro       136,380         $  78,900              $ 21,099
06/22/99  Brazilian Cruzeiro        84,000            48,401                11,598
01/21/00  Hong Kong Dollar       1,220,000           156,270                (3,401)
                                                    --------               -------
                                                   $ 283,571              $ 29,296
                                                    --------               -------

(a) Fair valued security.

(*) Non-income producing security.

ADR--American Depository Receipts

GDR--Global Depository Receipts

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

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

Norwest Advantage Funds
510 Marquette Avenue
Minneapolis, MN  55479-0040





Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor


-c- 1999 NORWEST ADVANTAGE FUNDS
NW R AR (7/99)


This report is for distribution only to shareholders and may be distributed to others only if preceded or accompanied by current prospectuses of the Norwest Advantage Funds.


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       ADVANTAGE FUNDS-R-